                                                           Corporate Sponsored
                                                       Variable Universal Life

                                                 SUPPLEMENT DATED JUNE 3, 2002
                                                                 TO PROSPECTUS
                                                        VOLUME I AND VOLUME II
                                                             DATED MAY 1, 2002


                                   [GRAPHIC]





MONY                                    MONY Life Insurance Company of America

                         SUPPLEMENT DATED JUNE 3, 2002
                                      to
                         PROSPECTUS DATED MAY 1, 2002
                                      for
                Flexible Premium Variable Life Insurance Policy
                                   Issued by
                    MONY Life Insurance Company of America
                        MONY America Variable Account L

   Effective June 3, 2002, this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Cover Page - The first sentence in the third bullet is revised to read as follows:

   If the policy owner does, the owner can also tell us to place premium payments and cash values into any or all of 54 different subaccounts.

2. Cover Page - The following Funds are added to the last paragraph discussing Fund prospectuses which come with your Prospectus:

   The Alger American Fund, the Dreyfus Investment Portfolios, the Lord Abbett Series Fund, the MFS(R) Variable Insurance Trust/SM/, and the PIMCO Variable Insurance Trust.

3. Pages 4 and 5 - The following is added to the table setting forth the Fees and Expenses of the Funds:

Pro Forma Annual Expenses for the Year Ended December 31, 2001 (as a percentage of average net assets)

                                                                                  Distribution and
                                                                Other Expenses  Service (12b-1) Fees* Total Expenses
                                        Management Fees (After  (After Waivers/    (After Waivers/    (After Waivers/
           Name of Portfolio            Waivers/Reimbursements) Reimbursements)    Reimbursements)    Reimbursements)
           -----------------            ----------------------- ---------------    ---------------    ---------------

The Alger American Fund
 [_] Alger American Balanced Portfolio           0.75%               0.10%               N/A               0.85%
 [_] Alger American MidCap Growth
   Portfolio                                     0.80%               0.08%               N/A               0.88%
Dreyfus Investment Portfolios - Service
  Shares
 [_] Small Cap Stock Index Portfolio             0.35%               0.00%              0.25%              0.60%
Dreyfus Variable Investment Fund -
   Initial Shares
 [_] International Value Portfolio/(1)/          1.00%               0.40%               N/A               1.40%
Enterprise Accumulation Trust/(2)/
 [_] Total Return Portfolio/(9)/                 0.55%               0.10%               N/A               0.65%
INVESCO Variable Funds, Inc.
 [_] INVESCO VIF - Financial Services
   Fund                                          0.75%               0.32%               N/A               1.07%
 [_] INVESCO VIF - Health Sciences
   Fund                                          0.75%               0.31%               N/A               1.06%
 [_] INVESCO VIF - Telecommunications
   Fund                                          0.75%               0.34%               N/A               1.09%
Lord Abbett Series Fund/(3)/ - Class VC
 [_] Mid-Cap Value Portfolio/(4)/                0.75%               0.35%               N/A               1.10%

                                                                                  Distribution and
                                                                Other Expenses  Service (12b-1) Fees* Total Expenses
                                        Management Fees (After  (After Waivers/    (After Waivers/    (After Waivers/
           Name of Portfolio            Waivers/Reimbursements) Reimbursements)    Reimbursements)    Reimbursements)
           -----------------            ----------------------- ---------------    ---------------    ---------------
MFS(R) Variable Insurance
  Trust/SM(5)/ - Initial Class
 [_] MFS New Discovery Series/(6)/               0.90%               0.16%               N/A               1.06%
 [_] MFS Total Return Series                     0.75%               0.14%               N/A               0.89%
 [_] MFS Utilities Series                        0.75%               0.18%               N/A               0.93%
PIMCO Variable Insurance
  Trust/(7)/ - Administrative Class
 [_] Real Return Portfolio                       0.25%               0.41%               N/A               0.66%
The Universal Institutional Funds, Inc.
 [_] Emerging Markets Debt Portfolio             0.80%               0.37%               N/A               1.17%
 [_] Global Value Equity Portfolio/(8)/          0.67%               0.61%               N/A               1.28%
 [_] U. S. Real Estate Portfolio/(8)/            0.75%               0.40%               N/A               1.15%

----------
* MONY Securities Corporation, the principal underwriter for the contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution shareholder services to those portfolios.
/(1)/The Dreyfus Corporation has undertaken, until December 31, 2002, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) exceed 1.40%. Without these reimbursements, expenses would have been 1.60%.
/(2)/Enterprise Capital Management, Inc. has contractually agreed to limit the Total Return portfolio's expenses through May 1, 2003, to the following expense ratios: --0.65%.
/(3)/The Mid-Cap Value Portfolio has established non 12b-1 service fee agreements which are reflected under "Other Expenses".
/(4)/The information in the chart above relating to Mid-Cap Value Portfolio has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord Abbett & Co. (Lord Abbett), voluntarily waived a portion of its management fees for the Mid-Cap Value portfolio and subsidized a portion of the Portfolio's expenses to the extent necessary to maintain the "Other Expenses" at an aggregate of 0.35% of the Portfolio's average daily net assets. Absent any waivers and reimbursements the total annual gross expenses for the Mid-Cap Value Portfolio would have been 1.20% for the year 2001. For the year 2002, Lord Abbett does not intend to waive its management fees for the Mid-Cap Value Portfolio but has contractually agreed to continue to reimburse a portion of the Portfolio's expenses to the extent necessary to maintain the "Other Expenses" at an aggregate of 0.35% of the Portfolio's average daily net assets.
/(5)/Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.
/(6)/MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Had these fee reductions not been taken into account, "Other Expenses" would be higher for certain series and would equal 0.19% for New Discovery Series; "Total Expenses" would be higher for certain series and would equal: 1.09% for New Discovery Series.
/(7)/PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and trustees' fees, 0.65% of average daily net assets for the Real Return Portfolio. Under the Expense Reimbursement Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Without these expense limitations actual "Other Expenses" would have been 0.42% and "Total Expenses" would have been 0.67% for the Real Return Portfolio. Ratio of net expenses to average net assets excluding interest expense is 0.65% for the Real Return Portfolio.
/(8)/The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the portfolios. With these reimbursements and/or fee waivers the total expenses are 1.15% for the Global Value Equity Portfolio and 1.10% for the U.S. Real Estate Portfolio, "Other Expenses" are 0.48% for the Global Value Equity Portfolio and 0.35% for the U.S. Real Estate Portfolio. Fee waivers and/or expense reimbursements are voluntary and the advisor reserves the right to terminate any waiver and/or reimbursement at any time without notice.
/(9)/The Total Return Portfolio was not in operation on December 31, 2001.
     These are estimates of annual expenses.

4. Page 7 - The following Funds are added to the second sentence in the "Allocation Options" section:

   The Alger American Fund, the Dreyfus Investment Portfolios, the Lord Abbett Series Fund, the MFS(R) Variable Insurance Trust/SM/, and the PIMCO Variable Insurance Trust.

5. Pages 10 through 16: The following is added to the table setting forth the Subaccounts, Investment Objectives and Advisers:

                                                                                                  Adviser
      Subaccount                            Investment Objective                      (and Sub-Adviser, as applicable)
----------------------------------------------------------------------------------------------------------------------
                                          THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
Alger American         Seeks current income and long-term capital appreciation.        Fred Alger Management, Inc.
Balanced Subaccount    The portfolio focuses on stocks of companies with growth
                       potential and fixed income securities, with emphasis on
                       income-producing securities which appear to have some
                       potential for capital appreciation. Under normal
                       circumstances, the portfolio invests in common stocks and
                       fixed-income securities, which include commercial paper
                       and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are
                       determined by the Manager to be of comparable quality.
                       Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.
----------------------------------------------------------------------------------------------------------------------
Alger American         Seeks long-term capital appreciation. The portfolio focuses     Fred Alger Management, Inc.
MidCap Growth          on midsize companies with promising growth potential.
Subaccount             Under normal circumstances, the portfolio invests
                       primarily in the equity securities of companies having a
                       market capitalization within the range of companies in the
                       S&P MidCap 400(TM) Index.
----------------------------------------------------------------------------------------------------------------------
                                       DREYFUS INVESTMENT PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap      Seeks to match the performance of the Standard & Poor's         The Dreyfus Corporation
Stock Index            SmallCap 600 Index. To pursue this goal, the portfolio
Subaccount             invests in a representative sample of stocks included in the
                       S&P SmallCap 600 Index, and in futures whose
                       performance is related to the index, rather than attempt to replicate the index.
----------------------------------------------------------------------------------------------------------------------
                                      DREYFUS VARIABLE INVESTMENT FUND
----------------------------------------------------------------------------------------------------------------------
 Dreyfus International Seeks long-term capital growth. To pursue this goal, the        The Dreyfus Corporation
Value Subaccount       portfolio normally invests at least 80% of its assets in
                       stocks. The portfolio ordinarily invests in at least ten
                       foreign countries, and limits its investments in any single company to no more than 5% of its assets at the time of
                       purchase.
----------------------------------------------------------------------------------------------------------------------
                                       ENTERPRISE ACCUMULATION TRUST
----------------------------------------------------------------------------------------------------------------------
Enterprise Total       Objective: Seeks total return. Strategy: Primarily invest in a  Enterprise Capital Management,
Return Subaccount      diversified portfolio of fixed income instruments of varying    Inc. (subadvised by Pacific
                       maturities.                                                     Investment Management
                                                                                       Company, LLP)
----------------------------------------------------------------------------------------------------------------------
                                  INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF            Seeks to provide capital growth by normally investing at least  INVESCO Funds Group, Inc.
Financial Services     80% of its assets in equity securities and equity-related
Subaccount             instruments of companies involved in the financial services sector.
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF --         Seeks to provide capital growth by normally investing at        INVESCO Funds Group, Inc.
Health Sciences        least 80% of its assets in equity securities and equity-
Subaccount             related instruments of companies that develop, produce or
                       distribute products or services related to health care.
----------------------------------------------------------------------------------------------------------------------

                                                                                                  Adviser
     Subaccount                            Investment Objective                       (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------
INVESCO VIF --        Seeks to provide capital growth and current income by          INVESCO Funds Group, Inc.
Telecommunications    normally investing at least 65% (80% effective July 31, 2002)
Subaccount            of its assets in the equity securities and equity-related
                      instruments of companies involved in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. Will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio.
------------------------------------------------------------------------------------------------------------------------
                                         LORD ABBETT SERIES FUND
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap   Investment Objective and Strategy: seeks capital               Lord, Abbett & Co.
Value Subaccount      appreciation. It pursues its objective by investing at least
                      80% of its net assets in equity securities of mid-sized
                      companies, with market capitalizations of roughly $500
                      million to $10 billion.
------------------------------------------------------------------------------------------------------------------------
                                   MFS(R) VARIABLE INSURANCE TRUST/SM/
------------------------------------------------------------------------------------------------------------------------
MFS New Discovery     Seeks capital appreciation by investing at least 65% of its    Massachusetts Financial Services
Subaccount            net assets in equity securities of emerging growth             Company
                      companies. Emerging growth companies are companies
                      that are either: early in their life cycle but which have the potential to become major enterprises or major enterprises whose rates of earnings growth are expected to accelerate
                      because of special factors, such as rejuvenated
                      management, new products, changes in consumer demand,
                      or basic changes in the economic environment.
------------------------------------------------------------------------------------------------------------------------
MFS Total Return      Seeks mainly to provide above-average income consistent        Massachusetts Financial Services
Subaccount            with the prudent employment of capital and secondarily to      Company
                      provide a reasonable opportunity for growth of capital and income. It pursues its objective by investing at least 40%, but not more than 75%, of its net assets in common stocks
                      and related securities and at least 25% of its net assets in non-convertible fixed income securities.
------------------------------------------------------------------------------------------------------------------------
MFS Utilities         Seeks capital growth and current income by investing at        Massachusetts Financial Services
Subaccount            least 80% of its net assets in equity and debt securities of   Company
                      domestic and foreign companies (including emerging
                      markets) in the utilities industry.
------------------------------------------------------------------------------------------------------------------------
                                 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF    Seeks long-term capital appreciation by investing primarily    Morgan Stanley Investment
Emerging Markets Debt in growth-oriented equity securities of issuers in emerging    Management Inc., which does
Subaccount            market countries.                                              business in certain instances using
                                                                                     the name "Van Kampen," is the
                                                                                     investment adviser to the
                                                                                     Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF    Seeks long-term capital appreciation by investing primarily    Morgan Stanley Investment
Global Value Equity   in equity securities of issuers throughout the world,          Management Inc., which does
Subaccount            including U.S. issuers.                                        business in certain instances using
                                                                                     the name "Van Kampen," is the
                                                                                     investment adviser to the
                                                                                     Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------------------------------------------

                                                                                             Adviser
    Subaccount                         Investment Objective                      (and Sub-Adviser, as applicable)
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Seeks to provide above average current income and long-      Morgan Stanley Investment
U.S. Real Estate   term capital appreciation by investing primarily in equity   Management Inc., which does
Subaccount         securities of companies in the U.S. real estate industry,    business in certain instances using
                   including real estate investment trusts ("REITs").           the name "Van Kampen," is the
                                                                                investment adviser to the
                                                                                Universal Institutional Funds, Inc.
                                  PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
PIMCO Real Return  Seeks to maximize real return, consistent with preservation  Pacific Investment Management
Subaccount         of real capital, by investing primarily in inflation-indexed Company LLC bonds of varying maturities issued by the U.S. and non-
                   U.S. governments, their agencies or government-sponsored
                   enterprises and corporations.
-------------------------------------------------------------------------------------------------------------------

6. Page 57 - The following is added as the first sentence to the section "Financial Statements":

   Unaudited financials statements for the period ending March 31, 2002 for each of the subaccounts of Corporate Sponsored Variable Universal Life, MONY Variable Universal Life, MONY Survivorship Variable Universal Life, MONY Custom Equity Master, MONY Custom Estate Master, Strategist and MONYEquity Master policies of MONY America Variable Account L, the combined financial statements of MONY America Variable Account L and the Company are included herewith.

7. Appendix G - The Illustrations of Death Proceeds, Account Values and Surrender Values and Accumulated Premiums on Pages G-1 through G-13 are deleted and replaced by pages G-1 through G-22.

Registration No. 333-06071
                                                Form No. 14352 SL (Supp 6/3/02)

                                                Form No. 14470 SL (Supp 6/3/02)

            FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

   The financial statements that follow supplement the Financial Statements and Notes to Financial Statements found beginning on page F-1 of the Corporate Sponsored Variable Universal Life Prospectus Portfolio dated May 1, 2002.

With respect to MONY America Variable Account L (Corporate Sponsored Variable Universal Life)
 Statement of assets and liabilities as of March 31, 2002 (unaudited).................................................   F-2
 Statement of operations for the three-month period ended March 31, 2002 (unaudited)..................................  F-10
 Statement of changes in net assets for the three-month period ended March 31, 2002 (unaudited) and for the year ended
   December 31, 2001..................................................................................................  F-18
 Notes to financial statements (unaudited)............................................................................  F-32
With respect to MONY America Variable Account L (MONY Variable Universal Life)
 Statement of assets and liabilities as of March 31, 2002 (unaudited).................................................  F-40
 Statement of operations for the period ended March 31, 2002 (unaudited)..............................................  F-45
 Statement of changes in net assets for the period ended March 31, 2002 (unaudited)...................................  F-52
 Notes to financial statements (unaudited)............................................................................  F-59
With respect to MONY America Variable Account L (MONY Survivorship Variable Universal Life)
 Statement of assets and liabilities as of March 31, 2002 (unaudited).................................................  F-64
 Statement of operations for the period ended March 31, 2002 (unaudited)..............................................  F-67
 Statement of changes in net assets for the period ended March 31, 2002 (unaudited)...................................  F-70
 Notes to financial statements (unaudited)............................................................................  F-73
With respect to MONY America Variable Account L (MONY Custom Equity Master)
 Statement of assets and liabilities as of March 31, 2002 (unaudited).................................................  F-78
 Statement of operations for the three-month period ended March 31, 2002 (unaudited)..................................  F-84
 Statement of changes in net assets for the three-month period ended March 31, 2002 (unaudited) and for the year ended
   December 31, 2001..................................................................................................  F-90
 Notes to financial statements (unaudited)............................................................................ F-100
With respect to MONY America Variable Account L (MONY Custom Estate Master)
 Statement of assets and liabilities as of March 31, 2002 (unaudited)................................................. F-104
 Statement of operations for the three-month period ended March 31, 2002 (unaudited).................................. F-109
 Statement of changes in net assets for the three-month period ended March 31, 2002 (unaudited) and for the year ended
   December 31, 2001.................................................................................................. F-114
 Notes to financial statements (unaudited)............................................................................ F-123
With respect to MONY America Variable Account L (Strategist and MONYEquity Master)
 Statement of assets and liabilities as of March 31, 2002 (unaudited)................................................. F-129
 Statement of operations for the three-month period ended March 31, 2002 (unaudited).................................. F-135
 Statement of changes in net assets for the three-month period ended March 31, 2002 (unaudited) and for the year ended
   December 31, 2001.................................................................................................. F-142
 Notes to financial statements (unaudited)............................................................................ F-154
With respect to MONY America Variable Account L (Combined)
 Statement of assets and liabilities as of March 31, 2002 (unaudited)................................................. F-160
 Statement of operations for the three-month period ended March 31, 2002 (unaudited).................................. F-161
 Statement of changes in net assets for the three-month period ended March 31, 2002 (unaudited) and for the year ended
   December 31, 2001.................................................................................................. F-162
 Notes to combined financial statements (unaudited)................................................................... F-163
With respect to MONY Life Insurance Company of America
 Unaudited interim condensed balance sheets as of March 31, 2002 and December 31, 2001................................ F-168
 Unaudited interim condensed statements of income and comprehensive income for the three-month periods ended
   March 31, 2002 and 2001............................................................................................ F-169
 Unaudited interim condensed statement of changes in shareholder's equity for the three-month period ended
   March 31, 2002..................................................................................................... F-170
 Unaudited interim condensed statements of cash flows for the three-month periods ended March 31, 2002 and 2001....... F-171
 Notes to unaudited interim condensed financial statements............................................................ F-172

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (unaudited)

                                March 31, 2002

                                 Corporate Sponsored Variable Universal Life
                               ------------------------------------------------
                                            MONY Series Fund, Inc.
                               ------------------------------------------------
                                 Money     Intermediate  Long Term   Government
                                 Market     Term Bond       Bond     Securities
                               Subaccount   Subaccount   Subaccount  Subaccount
                               ----------- ------------ -----------  ----------
           ASSETS
Shares held in respective
  Funds.......................  34,040,726     604,629    2,712,006     286,094
                               ===========  ==========  ===========  ==========
Investments at cost........... $34,040,726  $6,730,294  $36,053,612  $3,138,450
                               ===========  ==========  ===========  ==========
Investments in respective
  Funds, at net asset value... $34,040,726  $6,517,906  $34,089,911  $3,167,057
Amount due from MONY America..     847,015          28            0         635
Amount due from respective
  Funds.......................     802,965           0            0           0
                               -----------  ----------  -----------  ----------
       Total assets...........  35,690,706   6,517,934   34,089,911   3,167,692
                               -----------  ----------  -----------  ----------
         LIABILITIES
Amount due to MONY America....     802,965           0            0           0
Amount due to respective Funds     847,015          28            0         635
                               -----------  ----------  -----------  ----------
       Total liabilities......   1,649,980          28            0         635
                               -----------  ----------  -----------  ----------
Net assets.................... $34,040,726  $6,517,906  $34,089,911  $3,167,057
                               ===========  ==========  ===========  ==========
Net assets consist of:
  Contractholders' net
   payments................... $31,510,635  $6,096,915  $31,047,204  $2,723,340
  Undistributed net
   investment income (loss)...   2,530,091     695,527    5,526,419     412,237
  Accumulated net realized
   gain (loss) on investments.           0     (62,148)    (520,010)      2,872
  Net unrealized appreciation
   (depreciation) of
   investments................           0    (212,388)  (1,963,702)     28,608
                               -----------  ----------  -----------  ----------
Net assets.................... $34,040,726  $6,517,906  $34,089,911  $3,167,057
                               ===========  ==========  ===========  ==========
Number of units outstanding*..   2,742,817     522,450    2,766,413     254,381
                               -----------  ----------  -----------  ----------
Net asset value per unit
  outstanding*................ $     12.41  $    12.48  $     12.32  $    12.45
                               ===========  ==========  ===========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                       Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------
                                Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------
             Small Company            International  High Yield  Small Company
   Equity        Value      Managed      Growth         Bond        Growth       Growth
 Subaccount   Subaccount   Subaccount  Subaccount    Subaccount   Subaccount   Subaccount
-----------  ------------- ---------- ------------- -----------  ------------- ----------
    210,619       82,184      10,178       31,818     6,836,074     103,959       274,509
===========   ==========   =========    =========   ===========    ========    ==========
$ 4,625,139   $1,721,663   $ 215,355    $ 160,163   $33,179,999    $807,918    $1,393,988
===========   ==========   =========    =========   ===========    ========    ==========
$ 3,628,964   $1,737,376   $ 197,139    $ 136,819   $29,463,481    $847,264    $1,427,449
          0          248           0            0         1,289       2,618        10,308
          0            0           0            0             0           0             0
-----------   ----------   ---------    ---------   -----------    --------    ----------
  3,628,964    1,737,624     197,139      136,819    29,464,770     849,882     1,437,757
-----------   ----------   ---------    ---------   -----------    --------    ----------
          0            0           0            0             0           0             0
          0          248           0            0         1,289       2,618        10,308
-----------   ----------   ---------    ---------   -----------    --------    ----------
          0          248           0            0         1,289       2,618        10,308
-----------   ----------   ---------    ---------   -----------    --------    ----------
$ 3,628,964   $1,737,376   $ 197,139    $ 136,819   $29,463,481    $847,264    $1,427,449
===========   ==========   =========    =========   ===========    ========    ==========
$ 4,434,396   $1,424,990   $ 154,902    $ 122,456   $27,832,939    $802,328    $1,458,451
  1,423,726      519,217     299,457      161,088     6,361,623      21,257         2,695
 (1,232,983)    (222,544)   (239,004)    (123,381)   (1,014,563)    (15,667)      (67,159)
   (996,175)      15,713     (18,216)     (23,344)   (3,716,518)     39,346        33,462
-----------   ----------   ---------    ---------   -----------    --------    ----------
$ 3,628,964   $1,737,376   $ 197,139    $ 136,819   $29,463,481    $847,264    $1,427,449
===========   ==========   =========    =========   ===========    ========    ==========
    344,766       97,420      17,981       15,545     2,481,233      77,276       172,244
-----------   ----------   ---------    ---------   -----------    --------    ----------
$     10.53   $    17.83   $   10.96    $    8.80   $     11.87    $  10.96    $     8.29
===========   ==========   =========    =========   ===========    ========    ==========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

          STATEMENT OF ASSETS AND LIABILITIES (unaudited) (continued)

                                March 31, 2002


                                                Corporate Sponsored Variable Universal Life
                                         ---------------------------------------------------------
                                              Dreyfus Variable
                                              Investment Fund
                                         --------------------------
                                                                      Dreyfus
                                                      Small Company    Stock      Dreyfus Socially
                                         Appreciation     Stock        Index     Responsible Growth
                                          Subaccount   Subaccount    Subaccount      Subaccount
                                         ------------ ------------- -----------  ------------------
                ASSETS
Shares held in respective Funds.........     102,955      54,296      1,652,901         10,112
                                          ==========    ========    ===========       ========
Investments at cost.....................  $3,652,985    $954,234    $54,404,136       $278,410
                                          ==========    ========    ===========       ========
Investments in respective Funds, at net
  asset value...........................  $3,699,173    $984,929    $48,496,129       $264,018
Amount due from MONY America............         131           0         14,502              0
Amount due from respective Funds........           0           0            481            322
                                          ----------    --------    -----------       --------
       Total assets.....................   3,699,304     984,929     48,511,112        264,340
                                          ----------    --------    -----------       --------
              LIABILITIES
Amount due to MONY America..............           0           0            481            322
Amount due to respective Funds..........         131           0         14,502              0
                                          ----------    --------    -----------       --------
       Total liabilities................         131           0         14,983            322
                                          ----------    --------    -----------       --------
Net assets..............................  $3,699,173    $984,929    $48,496,129       $264,018
                                          ==========    ========    ===========       ========
Net assets consist of:
  Contractholders' net payments.........  $3,685,546    $862,618    $52,050,617       $343,709
  Undistributed net investment income
   (loss)...............................      82,942       4,590      2,280,843          4,494
  Accumulated net realized gain (loss)
   on investments.......................    (115,503)     87,026         72,676        (69,794)
  Net unrealized appreciation
   (depreciation) of investments........      46,188      30,695     (5,908,007)       (14,391)
                                          ----------    --------    -----------       --------
Net assets..............................  $3,699,173    $984,929    $48,496,129       $264,018
                                          ==========    ========    ===========       ========
Number of units outstanding*............     271,150      89,365      3,768,632         32,645
                                          ----------    --------    -----------       --------
Net asset value per unit outstanding*...  $    13.64    $  11.02    $     12.87       $   8.09
                                          ==========    ========    ===========       ========

----------
* Units outstanding have been rounded for presentation purposes.



                      See notes to financial statements.

                     Corporate Sponsored Variable Universal Life
-------------------------------------------------------------------------------------
  Van Eck Worldwide Insurance Trust                     T. Rowe Price
-------------------------------------  ----------------------------------------------

   Hard    Worldwide     Worldwide       Equity      Prime    International  Limited
  Assets      Bond    Emerging Markets   Income     Reserve       Stock        Term
Subaccount Subaccount    Subaccount    Subaccount  Subaccount  Subaccount   Subaccount
---------- ---------- ---------------- ----------  ---------- ------------- ----------
   3,340      8,094         15,325        277,838    780,381      173,788      8,144
 =======    =======       ========     ==========   ========   ==========    =======
 $36,125    $80,183       $130,339     $5,388,337   $780,381   $2,165,824    $41,191
 =======    =======       ========     ==========   ========   ==========    =======
 $39,710    $75,516       $139,915     $5,548,419   $780,381   $2,015,935    $40,720
       0          0              0          1,536          0        1,289         37
       0          0              0              0          0            0          0
 -------    -------       --------     ----------   --------   ----------    -------
  39,710     75,516        139,915      5,549,955    780,381    2,017,224     40,757
 -------    -------       --------     ----------   --------   ----------    -------
       0          0              0              0          0            0          0
       0          0              0          1,536          0        1,289         37
 -------    -------       --------     ----------   --------   ----------    -------
       0          0              0          1,536          0        1,289         37
 -------    -------       --------     ----------   --------   ----------    -------
 $39,710    $75,516       $139,915     $5,548,419   $780,381   $2,015,935    $40,720
 =======    =======       ========     ==========   ========   ==========    =======
 $37,145    $80,041       $176,941     $5,120,121   $756,138   $2,640,090    $35,904
     675      8,159            410        289,512     24,243      111,603      3,705
  (1,695)    (8,017)       (47,013)       (21,296)         0     (585,869)     1,582
   3,585     (4,667)         9,577        160,082          0     (149,889)      (471)
 -------    -------       --------     ----------   --------   ----------    -------
 $39,710    $75,516       $139,915     $5,548,419   $780,381   $2,015,935    $40,720
 =======    =======       ========     ==========   ========   ==========    =======
   3,550      7,699         23,487        438,224     67,388      221,886      3,413
 -------    -------       --------     ----------   --------   ----------    -------
 $ 11.19    $  9.81       $   5.96     $    12.66   $  11.58   $     9.09    $ 11.93
 =======    =======       ========     ==========   ========   ==========    =======

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

          STATEMENT OF ASSETS AND LIABILITIES (unaudited) (continued)

                                March 31, 2002


                                              Corporate Sponsored Variable Universal Life
                                         --------------------------------------------------------
                                                                       Fidelity Variable Insurance
                                                 T. Rowe Price             Products Funds
                                         ----------------------------  --------------------------
                                         New America Personal Strategy    VIP          VIP II
                                           Growth        Balanced        Growth      Contrafund
                                         Subaccount     Subaccount     Subaccount    Subaccount
                                         ----------- ----------------- ----------    ----------
                ASSETS
Shares held in respective Funds.........     44,393        106,721         43,400       264,420
                                          =========     ==========      ==========    ==========
Investments at cost.....................  $ 797,590     $1,565,374     $1,458,663    $5,287,333
                                          =========     ==========      ==========    ==========
Investments in respective Funds, at net
  asset value...........................  $ 769,781     $1,590,148     $1,439,594    $5,431,194
Amount due from MONY America............          0            198             41           139
Amount due from respective Funds........        350              0              0             0
                                          ---------     ----------      ----------    ----------
       Total assets.....................    770,131      1,590,346      1,439,635     5,431,333
                                          ---------     ----------      ----------    ----------
              LIABILITIES
Amount due to MONY America..............        350              0              0             0
Amount due to respective Funds..........          0            198             41           139
                                          ---------     ----------      ----------    ----------
       Total liabilities................        350            198             41           139
                                          ---------     ----------      ----------    ----------
Net assets..............................  $ 769,781     $1,590,148     $1,439,594    $5,431,194
                                          =========     ==========      ==========    ==========
Net assets consist of:
  Contractholders' net payments.........  $ 863,199     $1,522,413     $1,930,265    $5,613,772
  Undistributed net investment income
   (loss)...............................     85,571        141,439        132,298       145,529
  Accumulated net realized gain (loss)
   on investments.......................   (151,180)       (98,479)      (603,900)     (471,968)
  Net unrealized appreciation
   (depreciation) of investments........    (27,809)        24,775        (19,069)      143,861
                                          ---------     ----------      ----------    ----------
Net assets..............................  $ 769,781     $1,590,148     $1,439,594    $5,431,194
                                          =========     ==========      ==========    ==========
Number of units outstanding*............     80,469        134,404        169,465       607,396
                                          ---------     ----------      ----------    ----------
Net asset value per unit outstanding*...  $    9.57     $    11.83     $     8.49    $     8.94
                                          =========     ==========      ==========    ==========

----------
 *Units outstanding have been rounded for presentation purposes.
**Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                      See notes to financial statements.

                  Corporate Sponsored Variable Universal Life
    -----------------------------------------------------------------------------------
    Fidelity Variable Insurance Products Funds The Universal Institutional Funds, Inc.**
    -----------------------------------------  ----------------------------------------
       VIP III                     VIP III
       Growth       VIP II Asset  Growth and     Equity        Fixed
    Opportunities     Manager       Income       Growth        Income        Value
     Subaccount      Subaccount   Subaccount   Subaccount    Subaccount    Subaccount
    -------------   ------------  ----------   ----------    ----------    ----------
        16,598          352,405      708,954      30,279        471,428       17,793
      ========       ==========   ==========   =========      ==========    ========
      $248,332       $5,038,433   $9,393,482   $ 421,191     $4,843,125     $230,382
      ========       ==========   ==========   =========      ==========    ========
      $246,641       $4,905,475   $9,216,397   $ 416,941     $5,114,997     $236,473
             0                0           41          41          2,812            0
             0                0            0           0              0            0
      --------       ----------   ----------   ---------      ----------    --------
       246,641        4,905,475    9,216,438     416,982      5,117,809      236,473
      --------       ----------   ----------   ---------      ----------    --------

             0                0            0           0              0            0
             0                0           41          41          2,812            0
      --------       ----------   ----------   ---------      ----------    --------
             0                0           41          41          2,812            0
      --------       ----------   ----------   ---------      ----------    --------
      $246,641       $4,905,475   $9,216,397   $ 416,941     $5,114,997     $236,473
      ========       ==========   ==========   =========      ==========    ========

      $277,990       $4,963,981   $9,576,979   $ 567,218     $4,330,090     $228,852
         2,517          282,736      626,833      27,361        501,805        8,464
       (32,176)        (208,284)    (810,329)   (173,389)        11,230       (6,933)
        (1,690)        (132,958)    (177,086)     (4,249)       271,872        6,090
      --------       ----------   ----------   ---------      ----------    --------
      $246,641       $4,905,475   $9,216,397   $ 416,941     $5,114,997     $236,473
      ========       ==========   ==========   =========      ==========    ========
        35,087          524,818    1,047,352      53,540        419,533       18,439
      --------       ----------   ----------   ---------      ----------    --------
      $   7.03       $     9.35   $     8.80   $    7.79     $    12.19     $  12.82
      ========       ==========   ==========   =========      ==========    ========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

          STATEMENT OF ASSETS AND LIABILITIES (unaudited) (continued)

                                March 31, 2002

                                                               Corporate Sponsored
                                                             Variable Universal Life
                                                             -----------------------
                                                               Janus Aspen Series
                                                             -----------------------
                                                              Aggressive   Flexible
                                                                Growth      Income
                                                              Subaccount  Subaccount
                                                             -----------  ----------
                          ASSETS
Shares held in respective Funds.............................      90,162     549,611
                                                             ===========  ==========
Investments at cost......................................... $ 2,130,467  $6,236,211
                                                             ===========  ==========
Investments in respective Funds, at net asset value......... $ 1,804,142  $6,386,485
Amount due from MONY America................................       7,874          47
Amount due from respective funds............................
                                                             -----------  ----------
       Total assets.........................................   1,812,016   6,386,532
                                                             -----------  ----------
                        LIABILITIES
Amount due to MONY America..................................
Amount due to respective Funds..............................       7,874          47
                                                             -----------  ----------
       Total liabilities....................................       7,874          47
                                                             -----------  ----------
Net assets.................................................. $ 1,804,142  $6,386,485
                                                             ===========  ==========
Net assets consist of:
  Contractholders' net payments............................. $ 3,586,991  $5,637,501
  Undistributed net investment income (loss)................      88,766     551,739
  Accumulated net realized gain (loss) on investments.......  (1,545,290)     46,972
  Net unrealized appreciation (depreciation) of investments.    (326,325)    150,273
                                                             -----------  ----------
Net assets.................................................. $ 1,804,142  $6,386,485
                                                             ===========  ==========
Number of units outstanding*................................     425,767     559,325
                                                             -----------  ----------
Net asset value per unit outstanding*....................... $      4.24  $    11.42
                                                             ===========  ==========
----------
* Units outstanding have been rounded for presentation
  purposes.

                      See notes to financial statements.


                         Corporate
                         Sponsored
                         Variable
                       Universal Life
--------------------------------------------------------------
                        Janus Aspen
                          Series
--------------------------------------------------------------

International Worldwide     Capital    Strategic
   Growth       Growth    Appreciation   Value
 Subaccount   Subaccount   Subaccount  Subaccount     Total
 ----------   ----------- ------------ ---------- ------------
     67,467       240,123      78,302     1,976     51,364,002
===========   ===========  ==========   =======   ============
 $1,757,931    $6,650,523  $1,800,335   $17,466   $237,856,290
===========   ===========  ==========   =======   ============
 $1,563,886    $6,795,487  $1,595,793   $19,030   $224,871,403
          0         5,937          30         0        896,796
                                                       804,118
-----------   -----------  ----------   -------   ------------
  1,563,886     6,801,424   1,595,823    19,030    226,572,317
-----------   -----------  ----------   -------   ------------
                                                       804,118
          0         5,937          30         0        896,796
-----------   -----------  ----------   -------   ------------
          0         5,937          30         0      1,700,914
-----------   -----------  ----------   -------   ------------
 $1,563,886    $6,795,487  $1,595,793   $19,030   $224,871,403
===========   ===========  ==========   =======   ============
 $3,113,093    $8,099,738  $2,007,148   $18,813   $225,735,471
    175,936       135,048      22,947         7     23,693,509
(1,531,099)   (1,584,263)    (229,759)   (1,355)   (11,572,692)
  (194,044)       144,964    (204,543)    1,565    (12,984,885)
-----------   -----------  ----------   -------   ------------
 $1,563,886    $6,795,487  $1,595,793   $19,030   $224,871,403
===========   ===========  ==========   =======   ============
    201,794       909,353     255,143     1,959
-----------   -----------  ----------   -------
      $7.75         $7.47  $     6.25   $  9.72
===========   ===========  ==========   =======

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (unaudited)

                   For the three months ended March 31, 2002

                                           Corporate Sponsored Variable Universal Life
                                         ----------------------------------------------
                                                     MONY Series Fund, Inc.
                                         ----------------------------------------------
                                             Money  Intermediate  Long Term   Government
                                           Market    Term Bond       Bond     Securities
                                         Subaccount  Subaccount   Subaccount  Subaccount
                                         ---------- ------------ -----------  ----------
Dividend income.........................  $124,257   $ 254,493   $ 1,633,740  $ 101,637
Distribution from net realized gains....         0           0             0          0
                                          --------   ---------   -----------  ---------
Net investment income (loss)............   124,257     254,493     1,633,740    101,637
                                          --------   ---------   -----------  ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
   investments..........................         0       3,221       (31,842)     2,082
  Net change in unrealized appreciation
   (depreciation) of investments........         0    (292,135)   (2,082,209)  (110,027)
                                          --------   ---------   -----------  ---------
Net realized and unrealized gain (loss)
  on investments........................         0    (288,914)   (2,114,051)  (107,945)
                                          --------   ---------   -----------  ---------
Net increase (decrease) in net assets
  resulting from operations.............  $124,257   $ (34,421)  $  (480,311) $  (6,308)
                                          ========   =========   ===========  =========



                      See notes to financial statements.

                  Corporate Sponsored Variable Universal Life
-------------------------------------------------------------------------------
                         Enterprise Accumulation Trust
-------------------------------------------------------------------------------
             Small                                          Small
            Company              International High Yield  Company
  Equity     Value     Managed      Growth        Bond      Growth     Growth
Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount
---------- ---------- ---------- ------------- ---------- ---------- ----------
$       0  $       0   $     0      $     0    $ 598,941   $      0   $     0
        0          0         0            0            0          0         0
---------  ---------   -------      -------    ---------   --------   -------
        0          0         0            0      598,941          0         0
---------  ---------   -------      -------    ---------   --------   -------
 (341,024)  (100,202)   (9,210)      (4,806)     (75,680)   (21,915)    1,015
  319,157    233,578     6,550        4,542      (84,480)    52,715    25,296
---------  ---------   -------      -------    ---------   --------   -------
  (21,867)   133,376    (2,660)        (264)    (160,160)    30,800    26,311
---------  ---------   -------      -------    ---------   --------   -------
$ (21,867) $ 133,376   $(2,660)     $  (264)   $ 438,781   $ 30,800   $26,311
=========  =========   =======      =======    =========   ========   =======

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF OPERATIONS (unaudited) (continued)

                   For the three months ended March 31, 2002


                                  Corporate Sponsored Variable Universal Life
                                ----------------------------------------------
                                   Dreyfus Variable
                                    Investment Fund
                                -----------------------
                                                                      Dreyfus
                                               Small                 Socially
                                              Company     Dreyfus   Responsible
                                Appreciation   Stock    Stock Index   Growth
                                 Subaccount  Subaccount Subaccount  Subaccount
                                ------------ ---------- ----------- -----------
 Dividend income...............   $    226    $ 1,014    $ 135,111    $    17
 Distribution from net
   realized gains..............          0          0            0          0
                                  --------    -------    ---------    -------
 Net investment income (loss)..        226      1,014      135,111         17
                                  --------    -------    ---------    -------
 Realized and unrealized gain
   (loss) on investments:
   Net realized gain (loss) on
    investments................    (37,650)     2,664     (910,534)    (2,253)
   Net change in unrealized
    appreciation
    (depreciation) of
    investments................    136,390     18,771      895,093     (2,285)
                                  --------    -------    ---------    -------
 Net realized and unrealized
   gain (loss) on investments..     98,740     21,435      (15,441)    (4,538)
                                  --------    -------    ---------    -------
 Net increase (decrease) in
   net assets resulting from
   operations..................   $ 98,966    $22,449    $ 119,670    $(4,521)
                                  ========    =======    =========    =======

                      See notes to financial statements.

                  Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust                 T. Rowe Price
--------------------------------  ---------------------------------------------
                       Worldwide
   Hard     Worldwide   Emerging    Equity     Prime    International  Limited
  Assets       Bond     Markets     Income    Reserve       Stock        Term
Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount   Subaccount
----------  ---------- ---------- ---------- ---------- ------------- ----------
 $   372      $   0     $   213    $ 22,133    $2,476     $      0      $ 471
       0          0           0           0         0            0          0
 -------      -----     -------    --------    ------     --------      -----
     372          0         213      22,133     2,476            0        471
 -------      -----     -------    --------    ------     --------      -----
  (1,895)      (597)         43      (7,985)        0      (76,122)        61
   5,923       (239)     14,425     231,164         0       95,087       (575)
 -------      -----     -------    --------    ------     --------      -----
   4,028       (836)     14,468     223,179         0       18,965       (514)
 -------      -----     -------    --------    ------     --------      -----
 $ 4,400      $(836)    $14,681    $245,312    $2,476     $ 18,965      $ (43)
 =======      =====     =======    ========    ======     ========      =====

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF OPERATIONS (unaudited) (continued)

                   For the three months ended March 31, 2002

                                                                     Corporate Sponsored Variable Universal Life
-                                                                    ---------------------------------------------
                                                                                             Fidelity Variable
                                                                         T. Rowe Price     Insurance Products Funds
                                                                     --------------------  -----------------------
                                                                        New      Personal
                                                                      America    Strategy     VIP          VIP II
                                                                       Growth    Balanced    Growth      Contrafund
                                                                     Subaccount Subaccount Subaccount    Subaccount
                                                                     ---------- ---------- ----------    ----------
Dividend income.....................................................  $      0   $  9,502  $  3,119      $ 47,081
Distribution from net realized gains................................         0          0         0             0
                                                                      --------   --------   --------      --------
Net investment income (loss)........................................         0      9,502     3,119        47,081
                                                                      --------   --------   --------      --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............................    (9,782)   (16,106)   (48,808)      (25,335)
 Net change in unrealized appreciation (depreciation) of investments   (20,038)    34,803     29,027       148,139
                                                                      --------   --------   --------      --------
Net realized and unrealized gain (loss) on investments..............   (29,820)    18,697    (19,781)      122,804
                                                                      --------   --------   --------      --------
Net increase (decrease) in net assets resulting from operations.....  $(29,820)  $ 28,199   $(16,662)     $169,885
                                                                      ========   ========   ========      ========

----------
* Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                      See notes to financial statements.

                     Corporate Sponsored Variable Universal Life
--------------------------------------------------------------------------------------------
     Fidelity Variable Insurance Products Funds      The Universal Institutional Funds, Inc.*
---------------------------------------------------  ---------------------------------------
      VIP III           VIP II          VIP III        Equity        Fixed
Growth Opportunities Asset Manager Growth and Income   Growth        Income        Value
     Subaccount       Subaccount      Subaccount     Subaccount    Subaccount    Subaccount
-------------------- ------------- ----------------- ----------    ----------    ----------
      $ 2,112          $ 192,613       $ 116,713      $      0       $     0      $     0
            0                  0               0             0             0            0
      -------          ---------       ---------      --------      --------      -------
        2,112            192,613         116,713             0             0            0
      -------          ---------       ---------      --------      --------      -------
       (4,415)          (113,538)       (205,985)      (43,728)        1,815       (2,708)
        1,918           (100,438)         67,165        27,783        (2,129)      13,005
      -------          ---------       ---------      --------      --------      -------
       (2,497)          (213,976)       (138,820)      (15,945)         (314)      10,297
      -------          ---------       ---------      --------      --------      -------
      $  (385)         $ (21,363)      $ (22,107)     $(15,945)     $   (314)     $10,297
      =======          =========       =========      ========      ========      =======

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF OPERATIONS (unaudited) (continued)

                   For the three months ended March 31, 2002

                                                                  Corporate Sponsored Variable
                                                                     Universal Life
                                                                  ---------------------------
                                                                   Janus Aspen Series
                                                                  ---------------------------
                                                                  Aggressive      Flexible
                                                                    Growth         Income
                                                                  Subaccount     Subaccount
                                                                  ----------     ----------
Dividend income.................................................. $       0       $      0
Distribution from net realized gains.............................         0              0
                                                                  ---------       --------
Net investment income (loss).....................................         0              0
                                                                  ---------       --------
Realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investments.......................  (221,099)         5,695
   Net change in unrealized appreciation (depreciation) of
     investments.................................................    48,969        (27,942)
                                                                  ---------       --------
Net realized and unrealized gain (loss) on investments...........  (172,130)       (22,247)
                                                                  ---------       --------
Net increase (decrease) in net assets resulting from operations.. $(172,130)      $(22,247)
                                                                  =========       ========

                      See notes to financial statements.

  Corporate Sponsored Variable Universal Life
------------------------------------------------
               Janus Aspen Series
------------------------------------------------
International Worldwide    Capital    Strategic
   Growth       Growth   Appreciation   Value
 Subaccount   Subaccount  Subaccount  Subaccount    Total
------------- ---------- ------------ ---------- -----------
  $       0   $       0    $      0     $    0   $ 3,246,241
          0           0           0          0             0
  ---------   ---------    --------     ------   -----------
          0           0           0          0     3,246,241
  ---------   ---------    --------     ------   -----------
    (72,767)   (365,229)    (43,375)         8    (2,777,986)
     67,479     254,455      12,815      1,530        23,282
  ---------   ---------    --------     ------   -----------
     (5,288)   (110,774)    (30,560)     1,538    (2,754,704)
  ---------   ---------    --------     ------   -----------
   $ (5,288)  $(110,774)   $(30,560)    $1,538   $   491,537
  =========   =========    ========     ======   ===========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF CHANGES IN NET ASSETS

                                     Corporate Sponsored Variable Universal Life
                               ------------------------------------------------------
                                               MONY Series Fund, Inc.
                               ------------------------------------------------------
                                          Money                    Intermediate
                                          Market                    Term Bond
                                        Subaccount                  Subaccount
                               ---------------------------  -------------------------
                               For the three    For the     For the three   For the
                               months ended    year ended   months ended   year ended
                                 March 31,    December 31,    March 31,   December 31,
                                   2002           2001          2002          2001
                               -------------  ------------  ------------- ------------
                                (unaudited)                  (unaudited)
From operations:
 Net investment income (loss). $     124,257  $    933,202   $  254,493   $   272,408
 Net realized gain (loss) on
   investments................             0             0        3,221        11,338
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................             0             0     (292,135)        2,144
                               -------------  ------------   ----------   -----------
Net increase (decrease) in
 net assets resulting from
 operations...................       124,257       933,202      (34,421)      285,890
                               -------------  ------------   ----------   -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    24,198,312    39,130,556    2,539,067     4,489,766
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (22,391,442)   (38,320,196)    (115,332)   (3,233,493)
                               -------------  ------------   ----------   -----------
Net increase from unit
 transactions.................     1,806,870       810,360    2,423,735     1,256,273
                               -------------  ------------   ----------   -----------
Net increase in net assets....     1,931,127     1,743,562    2,389,314     1,542,163
Net assets beginning of period    32,109,599    30,366,037    4,128,592     2,586,429
                               -------------  ------------   ----------   -----------
Net assets end of period*..... $  34,040,726  $ 32,109,599   $6,517,906   $ 4,128,592
                               =============  ============   ==========   ===========
Unit transactions:
Units outstanding beginning
 of period....................     2,596,777     2,549,112      329,727       224,102
Units issued during the period     1,949,456     3,197,234      323,309       375,738
Units redeemed during the
 period.......................    (1,803,416)   (3,149,569)    (130,586)     (270,113)
                               -------------  ------------   ----------   -----------
Units outstanding end of
 period.......................     2,742,817     2,596,777      522,450       329,727
                               =============  ============   ==========   ===========
----------
*Includes undistributed net
 investment income of:         $   2,530,091  $  2,405,834   $  695,527   $   441,034
                               =============  ============   ==========   ===========

                      See notes to financial statements.

                                Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------------------------------
               MONY Series Fund, Inc.                             Enterprise Accumulation Trust
----------------------------------------------------  ----------------------------------------------------
        Long Term                  Government                                          Small Company
           Bond                    Securities                   Equity                     Value
        Subaccount                 Subaccount                 Subaccount                 Subaccount
-------------------------  -------------------------  -------------------------  -------------------------
For the three   For the    For the three   For the    For the three   For the    For the three   For the
months ended   year ended  months ended   year ended  months ended   year ended  months ended   year ended
  March 31,   December 31,   March 31,   December 31,   March 31,   December 31,   March 31,   December 31,
    2002          2001         2002          2001         2002          2001         2002          2001
------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------
 (unaudited)                (unaudited)                (unaudited)                (unaudited)
 $ 1,633,740  $ 1,515,419   $  101,637    $  139,985   $        0   $   685,822   $        0    $  316,699
     (31,842)    (197,513)       2,082         9,082     (341,024)   (1,019,400)    (100,202)      (90,609)
  (2,082,209)     501,508     (110,027)       43,099      319,157      (332,988)     233,578      (175,605)
 -----------  -----------   ----------    ----------   ----------   -----------   ----------    ----------
    (480,311)   1,819,414       (6,308)      192,166      (21,867)     (666,566)     133,376        50,485
 -----------  -----------   ----------    ----------   ----------   -----------   ----------    ----------
   2,391,865    9,332,668      118,330       475,233      212,904     2,587,029      542,155       966,761
    (553,380)  (1,968,116)     (91,013)     (378,180)    (175,130)     (617,028)    (159,843)     (800,766)
 -----------  -----------   ----------    ----------   ----------   -----------   ----------    ----------
   1,838,485    7,364,552       27,317        97,053       37,774     1,970,001      382,312       165,995
 -----------  -----------   ----------    ----------   ----------   -----------   ----------    ----------
   1,358,174    9,183,966       21,009       289,219       15,907     1,303,435      515,688       216,480
  32,731,737   23,547,771    3,146,048     2,856,829    3,613,057     2,309,622    1,221,688     1,005,208
 -----------  -----------   ----------    ----------   ----------   -----------   ----------    ----------
 $34,089,911  $32,731,737   $3,167,057    $3,146,048   $3,628,964   $ 3,613,057   $1,737,376    $1,221,688
 ===========  ===========   ==========    ==========   ==========   ===========   ==========    ==========
   2,621,046    2,004,098      252,208       244,081      341,080       177,032       73,925        64,061
     189,641      785,272       10,537        39,169       18,733       228,323       34,760        59,158
     (44,274)    (168,324)      (8,364)      (31,042)     (15,047)      (64,275)     (11,265)      (49,294)
 -----------  -----------   ----------    ----------   ----------   -----------   ----------    ----------
   2,766,413    2,621,046      254,381       252,208      344,766       341,080       97,420        73,925
 ===========  ===========   ==========    ==========   ==========   ===========   ==========    ==========

 $ 5,526,419  $ 3,892,679   $  412,237    $  310,600   $1,423,726   $ 1,423,726   $  519,217    $  519,217
 ===========  ===========   ==========    ==========   ==========   ===========   ==========    ==========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                    Corporate Sponsored Variable Universal Life
                               ----------------------------------------------------
                                           Enterprise Accumulation Trust
                               ----------------------------------------------------
                                                                International
                                        Managed                     Growth
                                       Subaccount                 Subaccount
                               -------------------------  -------------------------
                               For the three   For the    For the three   For the
                               months ended   year ended  months ended   year ended
                                 March 31,   December 31,   March 31,   December 31,
                                   2002          2001         2002          2001
                               ------------- ------------ ------------- ------------
                                (unaudited)                (unaudited)
From operations:
 Net investment income (loss).   $       0    $  13,855     $      0     $  15,618
 Net realized gain (loss) on
   investments................     (9,210)      (97,625)      (4,806)      (59,083)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................       6,550       39,211        4,542       (12,504)
                                 ---------    ---------     --------     ---------
Net increase (decrease) in
 net assets resulting from
 operations...................      (2,660)     (44,559)        (264)      (55,969)
                                 ---------    ---------     --------     ---------
From unit transactions:
 Net proceeds from the
   issuance of units..........      47,024      204,546       15,139        93,070
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (35,693)     (346,309)     (13,057)     (116,980)
                                 ---------    ---------     --------     ---------
Net increase (decrease) from
 unit transactions............      11,331     (141,763)       2,082       (23,910)
                                 ---------    ---------     --------     ---------
Net increase (decrease) in
 net assets...................       8,671     (186,322)       1,818       (79,879)
Net assets beginning of period     188,468      374,790      135,001       214,880
                                 ---------    ---------     --------     ---------
Net assets end of period*.....   $ 197,139    $ 188,468     $136,819     $ 135,001
                                 =========    =========     ========     =========
Unit transactions:
Units outstanding beginning
 of period....................      16,988       30,018       15,232        17,506
Units issued during the period       4,241       17,175        1,772         9,388
Units redeemed during the
 period.......................      (3,248)     (30,205)      (1,459)      (11,662)
                                 ---------    ---------     --------     ---------
Units outstanding end of
 period.......................      17,981       16,988       15,545        15,232
                                 =========    =========     ========     =========
----------
*Includes undistributed net
 investment income of:           $ 299,457    $ 299,457     $161,088     $ 161,088
                                 =========    =========     ========     =========

                      See notes to financial statements.

                                Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------------------------------------
                         Enterprise Accumulation Trust                           Dreyfus Variable Investment Fund
-------------------------------------------------------------------------------  -------------------------------
        High Yield               Small Company
           Bond                      Growth                     Growth                  Appreciation
        Subaccount                 Subaccount                 Subaccount                 Subaccount
-------------------------  -------------------------  -------------------------  -------------------------------
For the three   For the    For the three   For the    For the three   For the    For the three      For the
months ended   year ended  months ended   year ended  months ended   year ended  months ended      year ended
  March 31,   December 31,   March 31,   December 31,   March 31,   December 31,   March 31,      December 31,
    2002          2001         2002          2001         2002          2001         2002             2001
------------- ------------ ------------- ------------ ------------- ------------ -------------    ------------
 (unaudited)                (unaudited)                (unaudited)                (unaudited)
 $   598,941  $ 2,280,621    $      0     $  19,613    $        0    $   1,074    $      226      $    18,671
     (75,680)    (652,869)    (21,915)      (21,372)        1,015      (67,869)      (37,650)        (249,560)
     (84,480)    (277,653)     52,715        (9,007)       25,296       (1,436)      136,390          (47,252)
 -----------  -----------    --------     ---------    ----------    ---------    ----------      -----------
     438,781    1,350,099      30,800       (10,766)       26,311      (68,231)       98,966         (278,141)
 -----------  -----------    --------     ---------    ----------    ---------    ----------      -----------
   1,956,138    7,078,402     304,126       421,391     1,178,957      109,589     1,782,202        1,291,872
    (275,612)  (1,664,314)    (74,765)     (245,356)      (18,912)    (780,266)     (342,795)      (1,329,911)
 -----------  -----------    --------     ---------    ----------    ---------    ----------      -----------
   1,680,526    5,414,088     229,361       176,035     1,160,045     (670,677)    1,439,407          (38,039)
 -----------  -----------    --------     ---------    ----------    ---------    ----------      -----------
   2,119,307    6,764,187     260,161       165,269     1,186,356     (738,908)    1,538,373         (316,180)
  27,344,174   20,579,987     587,103       421,834       241,093      980,001     2,160,800        2,476,980
 -----------  -----------    --------     ---------    ----------    ---------    ----------      -----------
 $29,463,481  $27,344,174    $847,264     $ 587,103    $1,427,449    $ 241,093    $3,699,173      $ 2,160,800
 ===========  ===========    ========     =========    ==========    =========    ==========      ===========
   2,336,577    1,862,334      55,453        38,329        29,036      103,205       162,699          168,512
     167,982      608,313      29,159        39,610       145,538       12,052       136,986           88,724
     (23,326)    (134,070)     (7,336)      (22,486)       (2,330)     (86,221)      (28,535)         (94,537)
 -----------  -----------    --------     ---------    ----------    ---------    ----------      -----------
   2,481,233    2,336,577      77,276        55,453       172,244       29,036       271,150          162,699
 ===========  ===========    ========     =========    ==========    =========    ==========      ===========

 $ 6,361,623  $ 5,762,682    $ 21,257     $  21,257    $    2,695    $   2,695    $   82,942      $    82,716
 ===========  ===========    ========     =========    ==========    =========    ==========      ===========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                    Corporate Sponsored Variable Universal Life
                               ----------------------------------------------------
                                    Dreyfus Variable
                                    Investment Fund
                               -------------------------           Dreyfus
                                     Small Company                  Stock
                                         Stock                      Index
                                       Subaccount                 Subaccount
                               -------------------------  -------------------------
                               For the three   For the    For the three   For the
                               months ended   year ended  months ended   year ended
                                 March 31,   December 31,   March 31,   December 31,
                                   2002          2001         2002          2001
                               ------------- ------------ ------------- ------------
                                (unaudited)                (unaudited)
From operations:
 Net investment income (loss).   $  1,014     $      881   $   135,111  $   722,735
 Net realized gain (loss) on
   investments................      2,664         26,737      (910,534)    (724,739)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     18,771        (83,771)      895,093   (5,136,286)
                                 --------     ----------   -----------  -----------
Net increase (decrease) in
 net assets resulting from
 operations...................     22,449        (56,153)      119,670   (5,138,290)
                                 --------     ----------   -----------  -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........     84,244        287,401     3,830,604   19,635,012
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (39,024)      (431,872)   (3,439,775)  (5,292,602)
                                 --------     ----------   -----------  -----------
Net increase (decrease) from
 unit transactions............     45,220       (144,471)      390,829   14,342,410
                                 --------     ----------   -----------  -----------
Net increase (decrease) in
 net assets...................     67,669       (200,624)      510,499    9,204,120
Net assets beginning of period    917,260      1,117,884    47,985,630   38,781,510
                                 --------     ----------   -----------  -----------
Net assets end of period*.....   $984,929     $  917,260   $48,496,129  $47,985,630
                                 ========     ==========   ===========  ===========
Unit transactions:
Units outstanding beginning
 of period....................     84,950        101,945     3,736,835    2,652,230
Units issued during the period      9,401         27,361       279,079    1,466,686
Units redeemed during the
 period.......................     (4,986)       (44,356)     (247,282)    (382,081)
                                 --------     ----------   -----------  -----------
Units outstanding end of
 period.......................     89,365         84,950     3,768,632    3,736,835
                                 ========     ==========   ===========  ===========
----------
*Includes undistributed net
 investment income of:           $  4,590     $    3,576   $ 2,280,843  $ 2,145,732
                                 ========     ==========   ===========  ===========

                      See notes to financial statements.

                                Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------------------------------

                                                  Van Eck Worldwide Insurance Trust
         Dreyfus           -------------------------------------------------------------------------------
         Socially                     Hard                    Worldwide                  Worldwide
    Responsible Growth               Assets                      Bond                 Emerging Markets
        Subaccount                 Subaccount                 Subaccount                 Subaccount
-------------------------  -------------------------  -------------------------  -------------------------
For the three   For the    For the three   For the    For the three   For the    For the three   For the
months ended   year ended  months ended   year ended  months ended   year ended  months ended   year ended
  March 31,   December 31,   March 31,   December 31,   March 31,   December 31,   March 31,   December 31,
    2002          2001         2002          2001         2002          2001         2002          2001
------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------
 (unaudited)                (unaudited)                (unaudited)                (unaudited)
  $     17      $    161     $    372      $   258      $     --      $  3,988     $    213     $       0
    (2,253)      (65,809)      (1,895)          67          (597)         (296)          43       (48,662)
    (2,285)       13,257        5,923       (3,810)         (239)       (8,070)      14,425        46,754
  --------      --------     --------      -------      --------      --------     --------     ---------
    (4,521)      (52,391)       4,400       (3,485)         (836)       (4,378)      14,681        (1,908)
  --------      --------     --------      -------      --------      --------     --------     ---------
    37,772       140,760       18,969       22,620         9,038        12,364       21,369        99,418
   (10,418)      (58,986)     (21,031)      (4,442)      (11,272)      (16,792)      (3,622)     (132,990)
  --------      --------     --------      -------      --------      --------     --------     ---------
    27,354        81,774       (2,062)      18,178        (2,234)       (4,428)      17,747       (33,572)
  --------      --------     --------      -------      --------      --------     --------     ---------
    22,833        29,383        2,338       14,693        (3,070)       (8,806)      32,428       (35,480)
   241,185       211,802       37,372       22,679        78,586        87,392      107,487       142,967
  --------      --------     --------      -------      --------      --------     --------     ---------
  $264,018      $241,185     $ 39,710      $37,372      $ 75,516      $ 78,586     $139,915     $ 107,487
  ========      ========     ========      =======      ========      ========     ========     =========
    29,198        19,852        3,747        2,039         7,936         8,374       20,273        26,477
     4,587        16,660        1,733        2,132           931           998        3,796        14,186
    (1,140)       (7,314)      (1,930)        (424)       (1,168)       (1,436)        (582)      (20,390)
  --------      --------     --------      -------      --------      --------     --------     ---------
    32,645        29,198        3,550        3,747         7,699         7,936       23,487        20,273
  ========      ========     ========      =======      ========      ========     ========     =========
  $  4,494      $  4,477     $    675      $   303      $  8,159      $  8,159     $    410     $     197
  ========      ========     ========      =======      ========      ========     ========     =========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                               Corporate Sponsored Variable Universal Life
                                                                          ----------------------------------------------------
                                                                                              T. Rowe Price
                                                                          ----------------------------------------------------
                                                                                    Equity                     Prime
                                                                                    Income                    Reserve
                                                                                  Subaccount                 Subaccount
                                                                          -------------------------  -------------------------
                                                                          For the three   For the    For the three   For the
                                                                          months ended   year ended  months ended   year ended
                                                                            March 31,   December 31,   March 31,   December 31,
                                                                              2002          2001         2002          2001
                                                                          ------------- ------------ ------------- ------------
                                                                           (unaudited)                (unaudited)
From operations:
  Net investment income (loss)...........................................  $   22,133    $  124,285    $  2,476      $ 10,591
  Net realized gain (loss) on investments................................      (7,985)       17,483           0             0
  Net change in unrealized appreciation (depreciation) of investments....     231,164      (120,429)          0             0
                                                                           ----------    ----------    --------      --------
Net increase (decrease) in net assets resulting from operations..........     245,312        21,339       2,476        10,591
                                                                           ----------    ----------    --------      --------
From unit transactions:
  Net proceeds from the issuance of units................................   1,261,450     3,334,123     528,908       109,738
  Net asset value of units redeemed or used to meet contract obligations.    (409,549)     (770,471)    (54,692)      (60,303)
                                                                           ----------    ----------    --------      --------
Net increase (decrease) from unit transactions...........................     851,901     2,563,652     474,216        49,435
                                                                           ----------    ----------    --------      --------
Net increase (decrease) in net assets....................................   1,097,213     2,584,991     476,692        60,026
Net assets beginning of period...........................................   4,451,206     1,866,215     303,689       243,663
                                                                           ----------    ----------    --------      --------
Net assets end of period*................................................  $5,548,419    $4,451,206    $780,381      $303,689
                                                                           ==========    ==========    ========      ========
Unit transactions:
Units outstanding beginning of period....................................     367,716       156,427      26,335        21,977
Units issued during the period...........................................      94,320       275,223      43,301         8,480
Units redeemed during the period.........................................     (23,812)      (63,934)     (2,248)       (4,122)
                                                                           ----------    ----------    --------      --------
Units outstanding end of period..........................................     438,224       367,716      67,388        26,335
                                                                           ==========    ==========    ========      ========
----------
*Includes undistributed net investment income of:                          $  289,512    $  267,379    $ 24,243      $ 21,767
                                                                           ==========    ==========    ========      ========

                      See notes to financial statements.

                                Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------------------------------
                                               T. Rowe Price
----------------------------------------------------------------------------------------------------------
      International                 Limited                  New America             Personal Strategy
          Stock                       Term                      Growth                    Balanced
        Subaccount                 Subaccount                 Subaccount                 Subaccount
-------------------------  -------------------------  -------------------------  -------------------------
For the three   For the    For the three   For the    For the three   For the    For the three   For the
months ended   year ended  months ended   year ended  months ended   year ended  months ended   year ended
  March 31,   December 31,   March 31,   December 31,   March 31,   December 31,   March 31,   December 31,
    2002          2001         2002          2001         2002          2001         2002          2001
------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------
 (unaudited)                (unaudited)                (unaudited)                (unaudited)
 $        0   $    34,924    $    471      $  1,690     $      0     $  12,388    $    9,502    $   43,476
    (76,122)     (479,240)         61         1,556       (9,782)     (125,500)      (16,106)      (85,077)
     95,087       (85,721)       (575)         (710)     (20,038)       64,278        34,803        17,331
 ----------   -----------    --------      --------     --------     ---------    ----------    ----------
     18,965      (530,037)        (43)        2,536      (29,820)      (48,834)       28,199       (24,270)
 ----------   -----------    --------      --------     --------     ---------    ----------    ----------
    580,015     1,403,156      30,124        51,038       68,889       457,495       219,563     1,265,256
   (236,018)   (1,248,345)    (22,262)      (54,283)     (33,477)     (121,293)     (261,164)     (823,830)
 ----------   -----------    --------      --------     --------     ---------    ----------    ----------
    343,997       154,811       7,862        (3,245)      35,412       336,202       (41,601)      441,426
 ----------   -----------    --------      --------     --------     ---------    ----------    ----------
    362,962      (375,226)      7,819          (709)       5,592       287,368       (13,402)      417,156
  1,652,973     2,028,199      32,901        33,610      764,189       476,821     1,603,550     1,186,394
 ----------   -----------    --------      --------     --------     ---------    ----------    ----------
 $2,015,935   $ 1,652,973    $ 40,720      $ 32,901     $769,781     $ 764,189    $1,590,148    $1,603,550
 ==========   ===========    ========      ========     ========     =========    ==========    ==========
    183,999       175,616       2,760         3,058       76,446        42,050       138,027        99,656
     65,636       110,499       1,961         4,413        7,048        44,295        18,930       103,356
    (27,749)     (102,116)     (1,308)       (4,711)      (3,025)       (9,899)      (22,553)      (64,985)
 ----------   -----------    --------      --------     --------     ---------    ----------    ----------
    221,886       183,999       3,413         2,760       80,469        76,446       134,404       138,027
 ==========   ===========    ========      ========     ========     =========    ==========    ==========
 $  111,603   $   111,603    $  3,705      $  3,234     $ 85,571     $  85,571    $  141,439    $  131,937
 ==========   ===========    ========      ========     ========     =========    ==========    ==========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                               Corporate Sponsored Variable Universal Life
                                                                          ----------------------------------------------------
                                                                               Fidelity Variable Insurance Products Funds
                                                                          ----------------------------------------------------
                                                                                     VIP                       VIP II
                                                                                    Growth                   Contrafund
                                                                                  Subaccount                 Subaccount
                                                                          -------------------------  -------------------------
                                                                          For the three   For the    For the three   For the
                                                                          months ended   year ended  months ended   year ended
                                                                            March 31,   December 31,   March 31,   December 31,
                                                                              2002          2001         2002          2001
                                                                          ------------- ------------ ------------- ------------
                                                                           (unaudited)                (unaudited)
From operations:
  Net investment income (loss)...........................................  $    3,119   $    89,087   $   47,081   $    92,145
  Net realized gain (loss) on investments................................     (48,808)     (448,713)     (25,335)     (399,309)
  Net change in unrealized appreciation (depreciation) of investments....      29,027        (9,623)     148,139        47,719
                                                                           ----------   -----------   ----------   -----------
Net increase (decrease) in net assets resulting from operations..........     (16,662)     (369,249)     169,885      (259,445)
                                                                           ----------   -----------   ----------   -----------
From unit transactions:
  Net proceeds from the issuance of units................................     306,734     1,667,237    1,421,609     4,494,792
  Net asset value of units redeemed or used to meet contract obligations.    (160,122)   (1,115,153)    (861,278)   (1,713,037)
                                                                           ----------   -----------   ----------   -----------
Net increase (decrease) from unit transactions...........................     146,612       552,084      560,331     2,781,755
                                                                           ----------   -----------   ----------   -----------
Net increase (decrease) in net assets....................................     129,950       182,835      730,216     2,522,310
Net assets beginning of period...........................................   1,309,644     1,126,809    4,700,978     2,178,668
                                                                           ----------   -----------   ----------   -----------
Net assets end of period*................................................  $1,439,594   $ 1,309,644   $5,431,194   $ 4,700,978
                                                                           ==========   ===========   ==========   ===========
Unit transactions:
Units outstanding beginning of period....................................     152,490       108,046      540,827       219,956
Units issued during the period...........................................      20,839       182,530      165,435       522,349
Units redeemed during the period.........................................      (3,864)     (138,086)     (98,866)     (201,478)
                                                                           ----------   -----------   ----------   -----------
Units outstanding end of period..........................................     169,465       152,490      607,396       540,827
                                                                           ==========   ===========   ==========   ===========
----------
*Includes undistributed net investment income of:                          $  132,298   $   129,179   $  145,529   $    98,448
                                                                           ==========   ===========   ==========   ===========

                      See notes to financial statements.

                  Corporate Sponsored Variable Universal Life
-------------------------------------------------------------------------------
                   Fidelity Variable Insurance Products Funds
-------------------------------------------------------------------------------
         VIP III                     VIP II                    VIP III
   Growth Opportunities          Asset Manager            Growth and Income
        Subaccount                 Subaccount                 Subaccount
-------------------------  -------------------------  -------------------------
For the three   For the    For the three   For the    For the three   For the
months ended   year ended  months ended   year ended  months ended   year ended
  March 31,   December 31,   March 31,   December 31,   March 31,   December 31,
    2002          2001         2002          2001         2002          2001
------------- ------------ ------------- ------------ ------------- ------------
 (unaudited)                (unaudited)                (unaudited)
  $  2,112      $    405    $  192,613    $   90,123   $   116,713  $   503,663
    (4,415)      (28,158)     (113,538)     (103,948)     (205,985)    (695,834)
     1,918         8,196      (100,438)      (23,778)       67,165     (246,307)
  --------      --------    ----------    ----------   -----------  -----------
      (385)      (19,557)      (21,363)      (37,603)      (22,107)    (438,478)
  --------      --------    ----------    ----------   -----------  -----------
    78,799       190,571       667,020     5,436,931       738,787   11,823,666
   (28,477)      (86,501)     (891,836)     (731,485)   (1,275,974)  (5,974,560)
  --------      --------    ----------    ----------   -----------  -----------
    50,322       104,070      (224,816)    4,705,446      (537,187)   5,849,106
  --------      --------    ----------    ----------   -----------  -----------
    49,937        84,513      (246,179)    4,667,843      (559,294)   5,410,628
   196,704       112,191     5,151,654       483,811     9,775,691    4,365,063
  --------      --------    ----------    ----------   -----------  -----------
  $246,641      $196,704    $4,905,475    $5,151,654   $ 9,216,397  $ 9,775,691
  ========      ========    ==========    ==========   ===========  ===========
    27,752        13,546       549,214        49,469     1,108,899      451,843
    10,016        27,485        70,926       575,581        81,412    1,319,540
    (2,681)      (13,279)      (95,322)      (75,836)     (142,959)    (662,484)
  --------      --------    ----------    ----------   -----------  -----------
    35,087        27,752       524,818       549,214     1,047,352    1,108,899
  ========      ========    ==========    ==========   ===========  ===========
  $  2,517      $    405    $  282,736    $   90,123   $   626,833  $   510,120
  ========      ========    ==========    ==========   ===========  ===========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                             Corporate Sponsored
                                                                           Variable Universal Life
                                                                          -------------------------
                                                                          The Universal Institutional
                                                                                Funds, Inc.***
                                                                          -------------------------
                                                                                    Equity
                                                                                    Growth
                                                                                  Subaccount
                                                                          -------------------------
                                                                          For the three    For the
                                                                          months ended    year ended
                                                                            March 31,    December 31,
                                                                              2002           2001
                                                                          -------------  ------------
                                                                           (unaudited)
From operations:
  Net investment income (loss)...........................................   $       0     $     589
  Net realized gain (loss) on investments................................     (43,728)      (91,393)
  Net change in unrealized appreciation (depreciation) of investments....      27,783        14,509
                                                                            ---------     ---------
Net increase (decrease) in net assets resulting from operations..........     (15,945)      (76,295)
                                                                            ---------     ---------
From unit transactions:
  Net proceeds from the issuance of units................................     127,003       377,839
  Net asset value of units redeemed or used to meet contract obligations.    (116,769)     (248,615)
                                                                            ---------     ---------
Net increase (decrease) from unit transactions...........................      10,234       129,224
                                                                            ---------     ---------
Net increase (decrease) in net assets....................................      (5,711)       52,929
Net assets beginning of period...........................................     422,652       369,723
                                                                            ---------     ---------
Net assets end of period*................................................   $ 416,941     $ 422,652
                                                                            =========     =========
Unit transactions:
Units outstanding beginning of period....................................      52,593        39,055
Units issued during the period...........................................      16,104        44,112
Units redeemed during the period.........................................     (15,157)      (30,574)
                                                                            ---------     ---------
Units outstanding end of period..........................................      53,540        52,593
                                                                            =========     =========
----------
*Includes undistributed net investment income of:                           $  27,361     $  27,361
                                                                            =========     =========

***Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                      See notes to financial statements.


                                Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------------------------------

     The Universal Institutional Funds, Inc.***                        Janus Aspen Series
----------------------------------------------------  ----------------------------------------------------
          Fixed                                               Aggressive                  Flexible
          Income                     Value                      Growth                     Income
        Subaccount                 Subaccount                 Subaccount                 Subaccount
-------------------------  -------------------------  -------------------------  -------------------------
For the three   For the    For the three   For the    For the three   For the    For the three   For the
months ended   year ended  months ended   year ended  months ended   year ended  months ended   year ended
  March 31,   December 31,   March 31,   December 31,   March 31,   December 31,   March 31,   December 31,
    2002          2001         2002          2001         2002          2001         2002          2001
------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------
 (unaudited)                (unaudited)                (unaudited)                (unaudited)
 $        0    $  268,827    $      0      $  8,029    $        0   $         0   $        0    $  363,843
      1,815         6,060      (2,708)       (5,558)     (221,099)   (1,011,086)       5,695        43,526
     (2,129)       97,956      13,005        (7,453)       48,969       (50,868)     (27,942)       81,540
 ----------    ----------    --------      --------    ----------   -----------   ----------    ----------
       (314)      372,843      10,297        (4,982)     (172,130)   (1,061,954)     (22,247)      488,909
 ----------    ----------    --------      --------    ----------   -----------   ----------    ----------
    293,058       545,518      89,471       183,341       483,859     2,164,256       92,903       371,803
    (21,405)      (52,294)    (32,389)      (29,237)     (246,658)   (1,202,446)     (96,763)     (716,353)
 ----------    ----------    --------      --------    ----------   -----------   ----------    ----------
    271,653       493,224      57,082       154,104       237,201       961,810       (3,860)     (344,550)
 ----------    ----------    --------      --------    ----------   -----------   ----------    ----------
    271,339       866,067      67,379       149,122        65,071      (100,144)     (26,107)      144,359
  4,843,658     3,977,591     169,094        19,972     1,739,071     1,839,215    6,412,592     6,268,233
 ----------    ----------    --------      --------    ----------   -----------   ----------    ----------
 $5,114,997    $4,843,658    $236,473      $169,094    $1,804,142   $ 1,739,071   $6,386,485    $6,412,592
 ==========    ==========    ========      ========    ==========   ===========   ==========    ==========
    397,278       356,647      13,722         1,655       373,628       239,319      559,685       589,418
     23,419        45,092       6,893        14,661       113,286       358,936        7,465        32,669
     (1,164)       (4,461)     (2,176)       (2,594)      (61,147)     (224,627)      (7,825)      (62,402)
 ----------    ----------    --------      --------    ----------   -----------   ----------    ----------
    419,533       397,278      18,439        13,722       425,767       373,628      559,325       559,685
 ==========    ==========    ========      ========    ==========   ===========   ==========    ==========
 $  501,805    $  501,805    $  8,464      $  8,464    $   88,766   $    88,766   $  551,739    $  551,739
 ==========    ==========    ========      ========    ==========   ===========   ==========    ==========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                    Corporate Sponsored Variable Universal Life
                               ----------------------------------------------------
                                                Janus Aspen Series
                               ----------------------------------------------------
                                     International                Worldwide
                                         Growth                     Growth
                                       Subaccount                 Subaccount
                               -------------------------  -------------------------
                               For the three   For the    For the three   For the
                               months ended   year ended  months ended   year ended
                                 March 31,   December 31,   March 31,   December 31,
                                   2002          2001         2002          2001
                               ------------- ------------ ------------- ------------
                                (unaudited)                (unaudited)
From operations:
 Net investment income (loss).  $        0   $    16,191   $         0  $    33,437
 Net realized gain (loss) on
   investments................     (72,767)   (1,372,973)     (365,229)    (897,108)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      67,479       585,833       254,455       51,933
                                ----------   -----------   -----------  -----------
Net increase (decrease) in
 net assets resulting from
 operations...................      (5,288)     (770,949)     (110,774)    (811,738)
                                ----------   -----------   -----------  -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........     446,715       804,711     1,629,977    9,596,205
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (168,681)   (2,275,785)   (2,920,432)  (2,362,410)
                                ----------   -----------   -----------  -----------
Net increase (decrease) from
 unit transactions............     278,034    (1,471,074)   (1,290,455)   7,233,795
                                ----------   -----------   -----------  -----------
Net increase (decrease) in
 net assets...................     272,746    (2,242,023)   (1,401,229)   6,422,057
Net assets beginning of period   1,291,140     3,533,163     8,196,716    1,774,659
                                ----------   -----------   -----------  -----------
Net assets end of period*.....  $1,563,886   $ 1,291,140   $ 6,795,487  $ 8,196,716
                                ==========   ===========   ===========  ===========
Unit transactions:
Units outstanding beginning
 of period....................     164,542       345,650     1,087,638      182,651
Units issued during the period      59,415        88,448       216,344    1,163,782
Units redeemed during the
 period.......................     (22,163)     (269,556)     (394,629)    (258,795)
                                ----------   -----------   -----------  -----------
Units outstanding end of
 period.......................     201,794       164,542       909,353    1,087,638
                                ==========   ===========   ===========  ===========
----------
*Includes undistributed net
 investment income of:          $  175,936   $   175,936   $   135,048  $   135,048
                                ==========   ===========   ===========  ===========

                      See notes to financial statements.

     Corporate Sponsored Variable Universal Life
----------------------------------------------------
                 Janus Aspen Series
----------------------------------------------------
         Capital                   Strategic
       Appreciation                  Value
        Subaccount                 Subaccount                    Total
-------------------------  -------------------------  --------------------------
For the three   For the    For the three   For the
months ended   year ended  months ended   year ended
  March 31,   December 31,   March 31,   December 31,
    2002          2001         2002          2001         2002          2001
------------- ------------ ------------- ------------ ------------  ------------
 (unaudited)                (unaudited)
 $        0    $   17,654     $     0      $     7    $  3,246,241  $  8,652,364
    (43,375)     (155,353)          8       (1,363)     (2,777,986)   (9,080,170)
     12,815      (204,838)      1,530           30          23,282    (5,222,811)
 ----------    ----------     -------      -------    ------------  ------------
    (30,560)     (342,537)      1,538       (1,326)        491,537    (5,650,617)
 ----------    ----------     -------      -------    ------------  ------------
    457,746     1,240,714      14,280        3,940      48,825,125   131,900,788
    (99,235)     (467,016)       (210)         (72)    (35,709,505)  (75,792,088)
 ----------    ----------     -------      -------    ------------  ------------
    358,511       773,698      14,070        3,868      13,115,620    56,108,700
 ----------    ----------     -------      -------    ------------  ------------
    327,951       431,161      15,608        2,542      13,607,157    50,458,083
  1,267,842       836,681       3,422          880     211,264,246   160,806,163
 ----------    ----------     -------      -------    ------------  ------------
 $1,595,793    $1,267,842     $19,030      $ 3,422    $224,871,403  $211,264,246
 ==========    ==========     =======      =======    ============  ============
    199,382       103,062         369           88
     71,679       170,326       1,520          289
    (15,918)      (74,006)         70           (8)
 ----------    ----------     -------      -------
    255,143       199,382       1,959          369
 ==========    ==========     =======      =======
 $   22,947    $   22,947     $     7      $     7    $ 23,688,919  $ 20,443,692
 ==========    ==========     =======      =======    ============  ============

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                  NOTES TO FINANCIAL STATEMENTS  (unaudited)


1.  Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support flexible premium variable life insurance policies, which include variable life insurance (Strategist), variable universal life (MONYEquity Master, MONY Custom Equity Master, MONY Custom Estate Master, MONY Variable Universal Life and MONY Survivorship Variable Universal Life) and corporate sponsored variable universal life insurance policies (Corporate Sponsored Variable Universal Life). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

   There are currently thirty-eight Corporate Sponsored Variable Universal Life Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Van Eck Worldwide Insurance Trust, T. Rowe Price, Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2.  Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Funds are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

            NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)



3.  Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, mortality and expense risk charges and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the three months ended March 31, 2002 aggregated $2,550,328.

   As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the three months ended March 31, 2002, MONY America received $52,789 in aggregate from certain Funds in connection with Corporate Sponsored Variable Universal Life subaccounts.

4.  Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the three months ended March 31, 2002 were as follows:

                                                        Cost of Shares Acquired   Proceeds from
Corporate Sponsored Variable Universal Life Subaccounts (Excludes Reinvestments) Shares Redeemed
------------------------------------------------------- ------------------------ ---------------
           MONY Series Fund, Inc.
           Money Market Portfolio......................       $36,235,078          $34,428,207
           Intermediate Term Bond Portfolio............         2,634,295              210,560
           Long Term Bond Portfolio....................         2,403,492              565,008
           Government Securities Portfolio.............           119,969               92,651

           Enterprise Accumulation Trust
           Equity Portfolio............................           264,499              226,725
           Small Company Value Portfolio...............           641,687              259,375
           Managed Portfolio...........................            54,011               42,680
           International Growth Portfolio..............            15,171               13,088
           High Yield Bond Portfolio...................         1,967,653              287,126
           Small Company Growth Portfolio..............           412,725              183,364
           Growth Portfolio............................         1,268,975              108,930

           Dreyfus Variable Investment Fund
           Appreciation Portfolio......................         1,798,767              359,360
           Small Company Stock Portfolio...............            98,260               53,040

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

            NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)


                                                        Cost of Shares Acquired   Proceeds from
Corporate Sponsored Variable Universal Life Subaccounts (Excludes Reinvestments) Shares Redeemed
------------------------------------------------------- ------------------------ ---------------
    Dreyfus Stock Index Fund...........................        $4,783,123          $4,392,295
    Dreyfus Socially Responsible Growth Fund, Inc......            38,140              10,786

    Van Eck Worldwide Insurance Trust
    Hard Assets Portfolio..............................            19,007              21,069
    Worldwide Bond Portfolio...........................             9,041              11,275
    Worldwide Emerging Markets Portfolio...............            21,371               3,623

    T. Rowe Price
    Equity Income Portfolio............................         1,340,075             488,174
    Prime Reserve Portfolio............................           590,963             116,747
    International Stock Portfolio......................           584,105             240,108
    Limited Term Portfolio.............................            30,640              25,778
    New America Growth Portfolio.......................            81,530              46,117
    Personal Strategy Balanced Portfolio...............           255,592             297,193

    Fidelity Variable Insurance Products Funds
    VIP Growth Portfolio...............................           588,382             441,770
    VIP II Contrafund Portfolio........................         1,490,874             930,543
    VIP III Growth Opportunities Portfolio.............            95,288              44,964
    VIP II Asset Manager Portfolio.....................           667,393             892,209
    VIP III Growth and Income Portfolio................           889,423           1,426,611

    The Universal Institutional Funds, Inc.
    Equity Growth Portfolio............................           266,712             256,477
    Fixed Income Portfolio.............................           293,088              21,435
    Value Portfolio....................................           101,325              44,243

    Janus Aspen Series
    Aggressive Growth Portfolio........................           628,766             391,565
    Flexible Income Portfolio..........................           139,896             143,756
    International Growth Portfolio.....................           482,135             204,100
    Worldwide Growth Portfolio.........................         1,733,970           3,024,425
    Capital Appreciation Portfolio.....................           491,722             133,211
    Strategic Value Portfolio..........................            14,552                 481

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

            NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)



5.  Financial Highlights:

   For a unit outstanding through the three months ended March 31, 2002:

                                                                                            For the
                                                                                      three months ended
                                                              At March 31, 2002         March 31, 2002
                                                        ----------------------------- ------------------
                                                                               Net    Investment
                                                                              Assets    Income    Total
Corporate Sponsored Variable Universal Life Subaccounts   Units   Unit Values (000s)    Ratio*   Return**
------------------------------------------------------- --------- ----------- ------- ---------- --------
    MONY Series Fund, Inc.
    Money Market Subaccount............................ 2,742,817   $12.41    $34,041    0.00%     0.37%
    Intermediate Term Bond Subaccount..................   522,450    12.48      6,518    0.04     (0.36)
    Long Term Bond Subaccount.......................... 2,766,413    12.32     34,090    0.05     (1.32)
    Government Securities Subaccount...................   254,381    12.45      3,167    0.03     (0.19)

    Enterprise Accumulation Trust
    Equity Subaccount..................................   344,766    10.53      3,629    0.00     (0.63)
    Small Company Value Subaccount.....................    97,420    17.83      1,737    0.00      7.91
    Managed Subaccount.................................    17,981    10.96        197    0.00     (1.17)
    International Growth Subaccount....................    15,545     8.80        137    0.00     (0.69)
    High Yield Bond Subaccount......................... 2,481,233    11.87     29,463    0.02      1.47
    Small Company Growth Subaccount....................    77,276    10.96        847    0.00      3.56
    Growth Subaccount..................................   172,244     8.29      1,427    0.00     (0.19)

    Dreyfus Variable Investment Fund
    Appreciation Subaccount............................   271,150    13.64      3,699    0.00      2.72
    Small Company Stock Subaccount.....................    89,365    11.02        985    0.00      2.07

    Dreyfus Stock Index Subaccount..................... 3,768,632    12.87     48,496    0.00      0.21

    Dreyfus Socially Responsible Growth Subaccount.....    32,645     8.09        264    0.00     (2.09)

    Van Eck Worldwide Insurance Trust
    Hard Assets Subaccount.............................     3,550    11.19         40    0.01     12.15
    Worldwide Bond Subaccount..........................     7,699     9.81         76    0.00     (0.96)
    Worldwide Emerging Markets Subaccount..............    23,487     5.96        140    0.00     12.36

    T. Rowe Price
    Equity Income Subaccount...........................   438,224    12.66      5,548    0.00      4.59
    Prime Reserve Subaccount...........................    67,388    11.58        780    0.00      0.42
    International Stock Subaccount.....................   221,886     9.09      2,016    0.00      1.13
    Limited Term Subaccount............................     3,413    11.93         41    0.01      0.07
    New America Growth Subaccount......................    80,469     9.57        770    0.00     (4.30)
    Personal Strategy Balanced Subaccount..............   134,404    11.83      1,590    0.01      1.84

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

            NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)


                                                                                           For the
                                                                                     three months ended
                                                             At March 31, 2002         March 31, 2002
                                                        ---------------------------- -----------------
                                                                               Net   Investment
                                                                              Assets   Income    Total
Corporate Sponsored Variable Universal Life Subaccounts   Units   Unit Values (000s)   Ratio*   Return**
------------------------------------------------------- --------- ----------- ------ ---------- --------
      Fidelity Variable Insurance Products Funds
      VIP Growth Subaccount............................   169,465   $ 8.49    $1,440    0.00%    (1.09)%
      VIP II Contrafund Subaccount.....................   607,396     8.94     5,431    0.01      2.87
      VIP III Growth Opportunities Subaccount..........    35,087     7.03       247    0.01     (0.82)
      VIP II Asset Manager Subaccount..................   524,818     9.35     4,905    0.04     (0.35)
      VIP III Growth and Income Subaccount............. 1,047,352     8.80     9,216    0.01     (0.18)

      The Universal Institutional Funds, Inc.
      Equity Growth Subaccount.........................    53,540     7.79       417    0.00     (3.10)
      Fixed Income Subaccount..........................   419,533    12.19     5,115    0.00      0.00
      Value Subaccount.................................    18,439    12.82       236    0.00      4.07

      Janus Aspen Series
      Aggressive Growth Subaccount.....................   425,767     4.24     1,804    0.00     (8.96)
      Flexible Income Subaccount.......................   559,325    11.42     6,386    0.00     (0.34)
      International Growth Subaccount..................   201,794     7.75     1,564    0.00     (1.24)
      Worldwide Growth Subaccount......................   909,353     7.47     6,795    0.00     (0.84)
      Capital Appreciation Subaccount..................   255,143     6.25     1,596    0.00     (1.64)
      Strategic Value Subaccount.......................     1,959     9.72        19    0.00      4.90

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** Represents the total return for the period indicated, including changes in the value of the underlying fund. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                          March 31, 2002 (unaudited)

                                                              MONY Variable Universal Life
                                                           ---------------------------------
                                                                                    Equity
                                                                                 Accumulation
                                                              Alger American        Trust
                                                           --------------------  ------------
                                                                                    Equity
                                                            Balanced   Mid Cap      Income
                                                           Subaccount Subaccount  Subaccount
                                                           ---------- ---------- ------------
                          ASSETS
Shares held in respective Funds...........................    1,871      1,226       6,917
                                                            =======    =======     =======
Investments at cost.......................................  $23,725    $20,234     $35,873
                                                            =======    =======     =======
Investments in respective Funds, at net asset value.......  $23,895    $21,016     $36,322
Amount due from MONY America..............................        0          0           0
Amount due from respective Funds..........................        0          0           0
                                                            -------    -------     -------
       Total assets.......................................   23,895     21,016      36,322
                                                            -------    -------     -------
                       LIABILITIES
Amount due to MONY America................................        5          5           3
Amount due to respective Funds............................        0          0           0
                                                            -------    -------     -------
       Total liabilities..................................        5          5           3
                                                            -------    -------     -------
Net assets................................................  $23,890    $21,011     $36,319
                                                            =======    =======     =======
Net assets consist of:
 Contractholders' net payments............................  $23,724    $20,231     $35,859
 Undistributed net investment income (loss)...............       (5)        (5)         (3)
 Accumulated net realized gain (loss) on investments......        1          3          14
 Net unrealized appreciation (depreciation) of investments      170        782         449
                                                            -------    -------     -------
Net assets................................................  $23,890    $21,011     $36,319
                                                            =======    =======     =======
Number of units outstanding*..............................    2,349      1,945       3,356
                                                            -------    -------     -------
Net asset value per unit outstanding*.....................  $ 10.17    $ 10.80     $ 10.82
                                                            =======    =======     =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                             MONY Variable Universal Life
--------------------------------------------------------------------------------------
                             Enterprise AccumulationTrust
--------------------------------------------------------------------------------------
                        Globally                          Small      Small
 Growth &               Socially             Multi-Cap   Company    Company     Total
  Income      Growth   Responsive  Managed     Growth     Growth     Value      Return
Subaccount  Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
  25,817       26,378       325      3,776      1,943      3,613       6,934     2,075
 ========    ========    ======    =======    =======    =======    ========   =======
$139,125     $136,420    $3,364    $72,932    $15,430    $28,300    $142,838   $20,655
 ========    ========    ======    =======    =======    =======    ========   =======
$139,079     $137,260    $3,392    $73,270    $15,581    $29,449    $146,591   $20,449
       0            0         0          0          0          0           0         0
       0            0         0          0          0          0           0         0
 --------    --------    ------    -------    -------    -------    --------   -------
 139,079      137,260     3,392     73,270     15,581     29,449     146,591    20,449
 --------    --------    ------    -------    -------    -------    --------   -------
      15           22         0         10          1          6          18         4
       0            0         0          0          0          0           0         0
 --------    --------    ------    -------    -------    -------    --------   -------
      15           22         0         10          1          6          18         4
 --------    --------    ------    -------    -------    -------    --------   -------
$139,064     $137,238    $3,392    $73,260    $15,580    $29,443    $146,573   $20,445
 ========    ========    ======    =======    =======    =======    ========   =======
$138,940     $136,327    $3,222    $72,860    $15,425    $28,200    $142,839   $20,587
     (15)         (22)       (1)       (10)        (1)        (6)        (18)       (4)
     185           93       142         72          5        100           0        (3)
     (46)         840        29        338        151      1,149       3,752      (135)
 --------    --------    ------    -------    -------    -------    --------   -------
$139,064     $137,238    $3,392    $73,260    $15,580    $29,443    $146,573   $20,445
 ========    ========    ======    =======    =======    =======    ========   =======
  12,862       13,088       318      6,905      1,516      2,692      12,993     2,065
 --------    --------    ------    -------    -------    -------    --------   -------
$  10.81     $  10.49    $10.67    $ 10.61    $ 10.28    $ 10.94    $  11.28   $  9.90
 ========    ========    ======    =======    =======    =======    ========   =======

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                          March 31, 2002 (unaudited)

                                                                 MONY Variable Universal Life
                                                           ---------------------------------------
                                                                           Invesco
                                                           ---------------------------------------
                                                           Financial    Health
                                                            Services   Sciences  Telecommunications
                                                           Subaccount Subaccount     Subaccount
                                                           ---------- ---------- ------------------
                          ASSETS
Shares held in respective Funds...........................      427        469          1,116
                                                             ======     ======         ======
Investments at cost.......................................   $5,452     $8,044         $4,760
                                                             ======     ======         ======
Investments in respective Funds, at net asset value.......   $5,502     $8,063         $4,606
Amount due from MONY America..............................        0          0              0
Amount due from respective Funds..........................        0          0              0
                                                             ------     ------         ------
       Total assets.......................................    5,502      8,063          4,606
                                                             ------     ------         ------
                       LIABILITIES
Amount due to MONY America................................        0          2              1
Amount due to respective Funds............................        0          0              0
                                                             ------     ------         ------
       Total liabilities..................................        0          2              1
                                                             ------     ------         ------
Net assets................................................   $5,502     $8,061         $4,605
                                                             ======     ======         ======
Net assets consist of:
 Contractholders' net payments............................   $5,450     $7,988         $4,763
 Undistributed net investment income (loss)...............       (1)        (2)            (1)
 Accumulated net realized gain (loss) on investments......        2         56             (3)
 Net unrealized appreciation (depreciation) of investments       51         19           (154)
                                                             ------     ------         ------
Net assets................................................   $5,502     $8,061         $4,605
                                                             ======     ======         ======
Number of units outstanding*..............................      516        791            493
                                                             ------     ------         ------
Net asset value per unit outstanding*.....................   $10.66     $10.19         $ 9.34
                                                             ======     ======         ======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                          MONY Variable Universal Life
     ---------------------------------------------------------------------
              Janus Aspen Series                     Lord Abbett
     ------------------------------------  -------------------------------
       Capital     Flexible  International    Bond     Growth &   Mid Cap
     Appreciation   Income      Growth     Debenture    Income     Value
      Subaccount  Subaccount  Subaccount   Subaccount Subaccount Subaccount
      ----------  ---------- ------------- ---------- ---------- ----------
          666        1,000          934       1,878      1,395        468
       =======     =======      =======     =======    =======     ======
      $13,423      $11,959      $21,435     $19,271    $32,409     $7,357
       =======     =======      =======     =======    =======     ======
      $13,469      $11,932      $21,462     $19,324    $33,415     $7,646
            0            0            0           0          0          0
            0            0            0           0          0          0
       -------     -------      -------     -------    -------     ------
       13,469       11,932       21,462      19,324     33,415      7,646
       -------     -------      -------     -------    -------     ------
            2            2            3           3          8          2
            0            0            0           0          0          0
       -------     -------      -------     -------    -------     ------
            2            2            3           3          8          2
       -------     -------      -------     -------    -------     ------
      $13,467      $11,930      $21,459     $19,321    $33,407     $7,644
       =======     =======      =======     =======    =======     ======
      $13,421      $11,960      $21,418     $19,270    $32,385     $7,227
           (2)          (2)          (3)         (3)        (8)        (2)
            2           (1)          17           0         24        131
           46          (27)          27          54      1,006        288
       -------     -------      -------     -------    -------     ------
      $13,467      $11,930      $21,459     $19,321    $33,407     $7,644
       =======     =======      =======     =======    =======     ======
        1,299        1,211        2,015       1,888      3,098        692
       -------     -------      -------     -------    -------     ------
      $ 10.37      $  9.85      $ 10.65     $ 10.23    $ 10.78     $11.05
       =======     =======      =======     =======    =======     ======

                                       .

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                          March 31, 2002 (unaudited)

                                                                           MONY Variable Universal Life
                                                                  -------------------------------------------
                                                                                      MFS
                                                                  -------------------------------------------
                                                                   Mid Cap      New       Total
                                                                    Growth   Discovery    Return   Utilities
                                                                  Subaccount Subaccount Subaccount Subaccount
                                                                  ---------- ---------- ---------- ----------
                             ASSETS
Shares held in respective Funds..................................    2,192      1,135      1,690        151
                                                                   =======    =======    =======     ======
Investments at cost..............................................  $15,902    $16,746    $32,191     $2,235
                                                                   =======    =======    =======     ======
Investments in respective Funds, at net asset value..............  $16,060    $16,929    $32,316     $2,273
Amount due from MONY America.....................................        0          0          0          0
Amount due from respective Funds.................................        0          0          0          0
                                                                   -------    -------    -------     ------
       Total assets..............................................   16,060     16,929     32,316      2,273
                                                                   -------    -------    -------     ------
                          LIABILITIES
Amount due to MONY America.......................................        3          2          4          0
Amount due to respective Funds...................................        0          0          0          0
                                                                   -------    -------    -------     ------
       Total liabilities.........................................        3          2          4          0
                                                                   -------    -------    -------     ------
Net assets.......................................................  $16,057    $16,927    $32,312     $2,273
                                                                   =======    =======    =======     ======
Net assets consist of:
  Contractholders' net payments..................................  $15,881    $16,729    $32,190     $2,234
  Undistributed net investment income (loss).....................       (3)        (2)        (4)         0
  Accumulated net realized gain (loss) on investments............       21         18          1          1
  Net unrealized appreciation (depreciation) of investments......      158        182        125         38
                                                                   -------    -------    -------     ------
Net assets.......................................................  $16,057    $16,927    $32,312     $2,273
                                                                   =======    =======    =======     ======
Number of units outstanding*.....................................    1,515      1,585      3,093        212
                                                                   -------    -------    -------     ------
Net asset value per unit outstanding*............................  $ 10.60    $ 10.68    $ 10.45     $10.72
                                                                   =======    =======    =======     ======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                             MONY Variable Universal Life
---------------------------------------------------------------------------------------
        MONY Series Fund                 Van Kampen U.I.F.                 PBHG
--------------------------------  -------------------------------  ---------------------
                                               Global
Government  Long Term    Money     Emerging    Value    U.S. Real   Mid Cap     Select
Securities     Bond      Market    Equities    Equity     Estate     Value      Value
Subaccount  Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
  11,438       2,055     33,374        812        592        823      4,022        219
 ========    =======    =======     ======     ======    =======    =======     ======
$126,265     $25,949    $33,374     $5,918     $7,468    $10,595    $51,973     $3,383
 ========    =======    =======     ======     ======    =======    =======     ======
$124,926     $25,436    $33,374     $6,034     $7,474    $10,677    $53,140     $3,386
       0           0         28          0          0          0          0          0
       0           0          0          0          0          0          0          0
 --------    -------    -------     ------     ------    -------    -------     ------
 124,926      25,436     33,402      6,034      7,474     10,677     53,140      3,386
 --------    -------    -------     ------     ------    -------    -------     ------
      12           2         15          1          1          1         10          0
       0           0         28          0          0          0          0          0
 --------    -------    -------     ------     ------    -------    -------     ------
      12           2         43          1          1          1         10          0
 --------    -------    -------     ------     ------    -------    -------     ------
$124,914     $25,434    $33,359     $6,033     $7,473    $10,676    $53,130     $3,386
 ========    =======    =======     ======     ======    =======    =======     ======
$126,708     $25,950    $33,304     $5,916     $7,465    $10,593    $51,971     $3,382
     (12)         (2)        55         (1)        (1)        (1)       (10)         0
    (444)         (1)         0          2          3          2          2          1
  (1,338)       (513)         0        116          6         82      1,167          3
 --------    -------    -------     ------     ------    -------    -------     ------
$124,914     $25,434    $33,359     $6,033     $7,473    $10,676    $53,130     $3,386
 ========    =======    =======     ======     ======    =======    =======     ======
  12,851       2,648      3,330        551        702        987      4,973        331
 --------    -------    -------     ------     ------    -------    -------     ------
$   9.72     $  9.60    $ 10.02     $10.95     $10.65    $ 10.82    $ 10.68     $10.23
 ========    =======    =======     ======     ======    =======    =======     ======

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                          March 31, 2002 (unaudited)

                                                                   MONY Variable Universal Life
                                                           -------------------------------------------
                                                                              PIMCO
                                                           -------------------------------------------
                                                                         Real    StockPlus
                                                             Global     Return    Growth &
                                                              Bond       Bond      Income
                                                           Subaccount Subaccount Subaccount    Total
                                                           ---------- ---------- ---------- ----------
                          ASSETS
Shares held in respective Funds...........................    1,262      2,392      1,784      153,168
                                                            =======    =======    =======   ==========
Investments at cost.......................................  $12,609    $25,543    $16,892   $1,150,049
                                                            =======    =======    =======   ==========
Investments in respective Funds, at net asset value.......  $12,485    $25,575    $16,664   $1,158,472
Amount due from MONY America..............................        0          0          0           28
Amount due from respective Funds..........................        0          0          0            0
                                                            -------    -------    -------   ----------
       Total assets.......................................   12,485     25,575     16,664    1,158,500
                                                            -------    -------    -------   ----------
                       LIABILITIES
Amount due to MONY America................................        2          6          2          173
Amount due to respective Funds............................        0          0          0           28
                                                            -------    -------    -------   ----------
       Total liabilities..................................        2          6          2          201
                                                            -------    -------    -------   ----------
Net assets................................................  $12,483    $25,569    $16,662   $1,158,299
                                                            =======    =======    =======   ==========
Net assets consist of:
 Contractholders' net payments............................  $12,610    $25,542    $16,814   $1,149,385
 Undistributed net investment income (loss)...............       17         26         (2)         (54)
 Accumulated net realized gain (loss) on investments......        0          0          5          451
 Net unrealized appreciation (depreciation) of investments     (144)         1       (155)       8,517
                                                            -------    -------    -------   ----------
Net assets................................................  $12,483    $25,569    $16,662   $1,158,299
                                                            =======    =======    =======   ==========
Number of units outstanding*..............................    1,261      2,553      1,568
                                                            -------    -------    -------
Net asset value per unit outstanding*.....................  $  9.90    $ 10.02    $ 10.63
                                                            =======    =======    =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                For the period ended March 31, 2002 (unaudited)



                                                                         MONY Variable Universal Life
                                                             -----------------------------------------------------
                                                                                Alger American
                                                             ----------------------------------------------------
                                                                                                      Equity
                                                                 Balanced           Mid Cap           Income
                                                                Subaccount        Subaccount        Subaccount
                                                             ----------------- ----------------- -----------------
                                                              For the period    For the period    For the period
                                                             February 7, 2002* February 7, 2002* February 7, 2002*
                                                                  through           through           through
                                                              March 31, 2002    March 31, 2002    March 31, 2002
                                                             ----------------- ----------------- -----------------
Dividend income.............................................       $  0              $  0              $  0
Distribution from capital gains.............................          0                 0                 0
Mortality and expense risk charges..........................         (5)               (5)               (3)
                                                                   ----              ----              ----
Net investment income (loss)................................         (5)               (5)               (3)
                                                                   ----              ----              ----
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments....................          1                 3                14
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        170               782               449
                                                                   ----              ----              ----
Net realized and unrealized gain (loss) on investments......        171               785               463
                                                                   ----              ----              ----
Net increase (decrease) in net assets resulting from
 operations.................................................       $166              $780              $460
                                                                   ====              ====              ====

                                                                             MONY Variable Universal Life
                                                             ------------------------------------------------------

                                                                            Enterprise Accumulation Trust
                                                             ------------------------------------------------------
                                                                 Growth &                        Globally Socially
                                                                  Income            Growth           Responsive
                                                                Subaccount        Subaccount         Subaccount
                                                             ----------------- ----------------- ------------------
                                                              For the period    For the period     For the period
                                                             February 6, 2002* February 6, 2002* February 21, 2002*
                                                                  through           through           through
                                                              March 31, 2002    March 31, 2002     March 31, 2002
                                                             ----------------- ----------------- ------------------
Dividend income.............................................       $  0              $  0               $  0
Distribution from capital gains.............................          0                 0                  0
Mortality and expense risk charges..........................        (15)              (22)                (1)
                                                                   ----              ----               ----
Net investment income (loss)................................        (15)              (22)                (1)
                                                                   ----              ----               ----
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments....................        185                93                142
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        (46)              840                 29
                                                                   ----              ----               ----
Net realized and unrealized gain (loss) on investments......        139               933                171
                                                                   ----              ----               ----
Net increase (decrease) in net assets resulting from
 operations.................................................       $124              $911               $170
                                                                   ====              ====               ====






                                                                  Managed
                                                                Subaccount
                                                             -----------------
                                                              For the period
                                                             February 6, 2002*
                                                                  through
                                                              March 31, 2002
                                                             -----------------
Dividend income.............................................       $  0
Distribution from capital gains.............................          0
Mortality and expense risk charges..........................        (10)
                                                                   ----
Net investment income (loss)................................        (10)
                                                                   ----
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments....................         72
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        338
                                                                   ----
Net realized and unrealized gain (loss) on investments......        410
                                                                   ----
Net increase (decrease) in net assets resulting from
 operations.................................................       $400
                                                                   ====

----------
* Commencement of Operations

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (continued)

             For the three months ended March 31, 2002 (unaudited)


                                                             MONY Variable Universal Life
                                              ----------------------------------------------------------
                                                             Enterprise Accumulation Trust
                                              ----------------------------------------------------------
                                                Multi-Cap    Small Company  Small Company
                                                  Growth         Growth         Value       Total Return
                                                Subaccount     Subaccount     Subaccount     Subaccount
                                              -------------- -------------- -------------- --------------
                                              For the period For the period For the period For the period
                                               February 8,    February 6,    February 6,    February 7,
                                                  2002*          2002*          2002*          2002*
                                                 through        through        through        through
                                                March 31,      March 31,      March 31,      March 31,
                                                   2002           2002           2002           2002
-                                             -------------- -------------- -------------- --------------
Dividend income..............................      $  0          $    0         $    0         $   0
Distribution from capital gains..............         0               0              0             0
Mortality and expense risk charges...........        (1)             (6)           (18)           (4)
                                                   ----          ------         ------         -----
Net investment income (loss).................        (1)             (6)           (18)           (4)
                                                   ----          ------         ------         -----
Realized and unrealized gain (loss) on
  investments:
Net realized gain (loss) on investments......         5             100              0            (3)
Net change in unrealized appreciation
  (depreciation) of investments..............       151           1,149          3,752          (135)
                                                   ----          ------         ------         -----
Net realized and unrealized gain (loss) on
  investments................................       156           1,249          3,752          (138)
                                                   ----          ------         ------         -----
Net increase (decrease) in net assets
  resulting from operations..................      $155          $1,243         $3,734         $(142)
                                                   ====          ======         ======         =====

----------
* Commencement of Operations

                      See notes to financial statements.

                                                       MONY Variable Universal Life
---------------------------------------------------------------------------------------------------------------------------
                  Invesco VIF                                 Janus Aspen Series                              Lord Abbett
-----------------------------------------------  -------------------------------------------  -----------------------------
  Financial        Health                           Capital        Flexible    International       Bond         Growth &
   Services       Sciences    Telecommunications  Appreciation      Income         Growth       Debenture        Income
  Subaccount     Subaccount       Subaccount       Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- ------------------ -------------- -------------- -------------- -------------- --------------
For the period For the period   For the period   For the period For the period For the period For the period For the period
 February 8,    February 8,      February 7,      February 6,    February 8,    February 7,    February 7,    February 7,
    2002*          2002*            2002*            2002*          2002*          2002*          2002*          2002*
   through        through          through          through        through        through        through        through
  March 31,      March 31,        March 31,        March 31,      March 31,      March 31,      March 31,      March 31,
     2002           2002             2002             2002           2002           2002           2002           2002
-------------- -------------- ------------------ -------------- -------------- -------------- -------------- --------------
     $ 0            $ 0             $   0             $ 0            $  0           $ 0            $ 0           $    0
       0              0                 0               0               0             0              0                0
      (1)            (2)               (1)             (2)             (2)           (3)            (3)              (8)
     ---            ---             -----             ---            ----           ---            ---           ------
      (1)            (2)               (1)             (2)             (2)           (3)            (3)              (8)
     ---            ---             -----             ---            ----           ---            ---           ------
       2             56                (3)              2              (1)           17              0               24
      51             19              (154)             46             (27)           27             54            1,006
     ---            ---             -----             ---            ----           ---            ---           ------
      53             75              (157)             48             (28)           44             54            1,030
     ---            ---             -----             ---            ----           ---            ---           ------
     $52            $73             $(158)            $46            $(30)          $41            $51           $1,022
     ===            ===             =====             ===            ====           ===            ===           ======




   Mid Cap
    Value
  Subaccount
--------------
For the period
 February 8,
    2002*
   through
  March 31,
     2002
--------------

     $  0
        0
       (2)
     ----
       (2)
     ----
      131
      288
     ----
      419
     ----
     $417
     ====

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (continued)

             For the three months ended March 31, 2002 (unaudited)


                                                       MONY Variable Universal Life
                                  -----------------------------------------------------------------------
                                                                    MFS
                                  -----------------------------------------------------------------------
                                       Mid Cap             New              Total
                                       Growth           Discovery          Return           Utilities
                                     Subaccount        Subaccount        Subaccount        Subaccount
                                  ----------------- ----------------- ----------------- -----------------
                                   For the period    For the period    For the period    For the period
                                  February 8, 2002* February 7, 2002* February 8, 2002* February 7, 2002*
                                       through           through           through           through
                                   March 31, 2002    March 31, 2002    March 31, 2002    March 31, 2002
                                  ----------------- ----------------- ----------------- -----------------
Dividend income..................       $  0              $  0              $  0               $ 0
Distribution from capital gains..          0                 0                 0                 0
Mortality and expense risk
  charges........................         (3)               (2)               (4)                0
                                        ----              ----              ----               ---
Net investment income (loss).....         (3)               (2)               (4)                0
                                        ----              ----              ----               ---
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments...................         21                18                 1                 1
  Net change in unrealized
   appreciation (depreciation)
   of investments................        158               182               125                38
                                        ----              ----              ----               ---
Net realized and unrealized gain
  (loss) on investments..........        179               200               126                39
                                        ----              ----              ----               ---
Net increase (decrease) in net
  assets resulting from
  operations.....................       $176              $198              $122               $39
                                        ====              ====              ====               ===

----------
* Commencement of Operations

                      See notes to financial statements.

                                                          MONY Variable Universal Life
------------------------------------------------------------------------------------------------------------

                  MONY Series Fund                                      Van Kampen U.I.F.
----------------------------------------------------- -----------------------------------------------------
   Government                                             Emerging            Global
   Securities      Long Term Bond     Money Market        Equities         Value Equity    U.S. Real Estate
   Subaccount        Subaccount        Subaccount        Subaccount         Subaccount        Subaccount
   ----------     ----------------- ----------------- ----------------- ------------------ -----------------
 For the period    For the period    For the period    For the period     For the period    For the period
February 7, 2002* February 7, 2002* February 7, 2002* February 7, 2002* February 20, 2002* February 7, 2002*
     through           through           through           through           through            through
 March 31, 2002    March 31, 2002    March 31, 2002    March 31, 2002     March 31, 2002    March 31, 2002
----------------- ----------------- ----------------- ----------------- ------------------ -----------------
     $     0            $   0             $ 70              $  0               $ 0                $ 0
          0                 0                0                 0                 0                  0
        (12)               (2)             (15)               (1)               (1)                (1)
     -------            -----             ----              ----               ---                ---
        (12)               (2)              55                (1)               (1)                (1)
     -------            -----             ----              ----               ---                ---
       (444)               (1)               0                 2                 3                  2

     (1,338)             (513)               0               116                 6                 82
     -------            -----             ----              ----               ---                ---
     (1,782)             (514)               0               118                 9                 84
     -------            -----             ----              ----               ---                ---

    $(1,794)            $(516)            $ 55              $117               $ 8                $83
     =======            =====             ====              ====               ===                ===


-------------------------------------
               PBHG
-------------------------------------

  Mid Cap Value      Select Value
   Subaccount         Subaccount
-----------------  -----------------
 For the period     For the period
February 7, 2002*  February 8, 2002*
     through            through
 March 31, 2002     March 31, 2002
-----------------  -----------------
     $    0               $0
          0                0
        (10)               0
     ------               --
        (10)               0
     ------               --
          2                1

      1,167                3
     ------               --
      1,169                4
     ------               --

     $1,159               $4
     ======               ==

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (continued)

             For the three months ended March 31, 2002 (unaudited)

                                                                             PIMCO
                                                 ------------------------------------------------------------
                                                                                         StockPlus
                                                    Global Bond    Real Return Bond   Growth & Income
                                                    Subaccount        Subaccount        Subaccount
                                                 ----------------- ----------------- -----------------
                                                  For the period    For the period    For the period
                                                 February 8, 2002* February 8, 2002* February 8, 2002*
                                                      through           through           through
                                                  March 31, 2002    March 31, 2002    March 31, 2002    Total
                                                 ----------------- ----------------- ----------------- ------
Dividend income.................................       $  19              $32              $  --       $  121
Distribution from capital gains.................           0                0                  0            0
Mortality and expense risk charges..............          (2)              (6)                (2)        (175)
                                                       -----              ---              -----       ------
Net investment income (loss)....................          17               26                 (2)         (54)
                                                       -----              ---              -----       ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments..............           0                0                  5          451
  Net change in unrealized appreciation
   (depreciation) of investments................        (144)               1               (155)       8,517
                                                       -----              ---              -----       ------
Net realized and unrealized gain (loss) on
  investments...................................        (144)               1               (150)       8,968
                                                       -----              ---              -----       ------
Net increase (decrease) in net assets resulting
  from operations...............................       $(127)             $27              $(152)      $8,914
                                                       =====              ===              =====       ======

----------
* Commencement of Operations

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (unaudited)

                                                                           MONY Variable Universal Life
                                                             -------------------------------------------------------
                                                                                  Alger American
                                                             -------------------------------------------------------
                                                                  Balanced           Mid Cap         Equity Income
                                                                 Subaccount         Subaccount         Subaccount
                                                             ------------------ ------------------ ------------------
                                                               For the period     For the period     For the period
                                                             February 7, 2002** February 7, 2002** February 7, 2002**
                                                                  through            through            through
                                                               March 31, 2002     March 31, 2002     March 31, 2002
                                                             ------------------ ------------------ ------------------
From operations:
  Net investment income (loss)..............................      $    (5)           $    (5)           $    (3)
  Net realized gain (loss) on investments...................            1                  3                 14
  Net change in unrealized appreciation (depreciation) of
   investments..............................................          170                782                449
                                                                  -------            -------            -------
Net increase (decrease) in net assets resulting from
  operations................................................          166                780                460
                                                                  -------            -------            -------
From unit transactions:
  Net proceeds from the issuance of units...................       24,610             21,023             36,230
  Net asset value of units redeemed or used to meet
   contract obligations.....................................         (886)              (792)              (371)
                                                                  -------            -------            -------
Net increase from unit transactions.........................       23,724             20,231             35,859
                                                                  -------            -------            -------
Net increase in net assets..................................       23,890             21,011             36,319
Net assets beginning of period..............................            0                  0                  0
                                                                  -------            -------            -------
Net assets end of period*...................................      $23,890            $21,011            $36,319
                                                                  =======            =======            =======
Unit transactions:
Units outstanding beginning of period.......................            0                  0                  0
Units issued during the period..............................        2,436              2,018              3,390
Units redeemed during the period............................          (87)               (73)               (34)
                                                                  -------            -------            -------
Units outstanding end of period.............................        2,349              1,945              3,356
                                                                  =======            =======            =======
----------
*  Includes undistributed net investment income (loss) of:        $    (5)           $    (5)           $    (3)
                                                                  =======            =======            =======

** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

          STATEMENT OF CHANGES IN NET ASSETS (unaudited) (continued)

                                                                           MONY Variable Universal Life
                                                   ---------------------------------------------------------------------------
                                                                          Enterprise Accumulation Trust
                                                   ---------------------------------------------------------------------------
                                                        Growth &                              Globally
                                                         Income             Growth       Socially Responsive      Managed
                                                       Subaccount         Subaccount         Subaccount          Subaccount
                                                   ------------------ ------------------ ------------------- ------------------
                                                     For the period     For the period     For the period      For the period
                                                   February 6, 2002** February 6, 2002** February 21, 2002** February 6, 2002**
                                                        through            through             through            through
                                                     March 31, 2002     March 31, 2002     March 31, 2002      March 31, 2002
                                                   ------------------ ------------------ ------------------- ------------------
From operations:
  Net investment income (loss)....................      $    (15)          $    (22)           $   (1)            $   (10)
  Net realized gain (loss) on investments.........           185                 93               142                  72
  Net change in unrealized appreciation
   (depreciation) of investments..................           (46)               840                29                 338
                                                        --------           --------            ------             -------
Net increase (decrease) in net assets resulting
  from operations.................................          124                 911               170                 400
                                                        --------           --------            ------             -------
From unit transactions:
  Net proceeds from the issuance of units.........      146,357             149,498             3,391              73,667
  Net asset value of units redeemed or used to
   meet contract obligations......................       (7,417)            (13,171)             (169)               (807)
                                                        --------           --------            ------             -------
Net increase from unit transactions...............      138,940             136,327             3,222              72,860
                                                        --------           --------            ------             -------
Net increase in net assets........................      139,064             137,238             3,392              73,260
Net assets beginning of period....................            0                   0                 0                   0
                                                        --------           --------            ------             -------
Net assets end of period*.........................     $139,064            $137,238            $3,392             $73,260
                                                        ========           ========            ======             =======
Unit transactions:
Units outstanding beginning of period.............            0                   0                 0                   0
Units issued during the period....................       13,548              14,344               334               6,981
Units redeemed during the period..................         (686)             (1,256)              (16)                (76)
                                                        --------           --------            ------             -------
Units outstanding end of period...................       12,862              13,088               318               6,905
                                                        ========           --------            ------             -------
----------
*  Includes undistributed net investment income
   (loss) of:                                          $    (15)           $    (22)           $   (1)            $   (10)
                                                        ========           ========            ======             =======
** Commencement of operations

                      See notes to financial statements.

                                                    MONY Variable Universal Life
-----------------------------------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                                Invesco
--------------------------------------------------------------------------  -------------------------------------
    Multi-Cap        Small Company      Small Company          Total            Financial            Health
      Growth             Growth             Value              Return            Services           Sciences
    Subaccount         Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
------------------ ------------------ ------------------ ------------------ ------------------ ------------------
  For the period     For the period     For the period     For the period     For the period     For the period
February 8, 2002** February 6, 2002** February 6, 2002** February 7, 2002** February 8, 2002** February 8, 2002**
     through            through            through            through            through            through
  March 31, 2002     March 31, 2002     March 31, 2002     March 31, 2002     March 31, 2002     March 31, 2002
------------------ ------------------ ------------------ ------------------ ------------------ ------------------
     $    (1)           $    (6)           $    (18)          $    (4)            $   (1)            $   (2)
           5                100                   0                (3)                 2                 56

         151              1,149               3,752              (135)                51                 19
     -------            -------            --------           -------             ------             ------

         155              1,243               3,734              (142)                52                 73
     -------            -------            --------           -------             ------             ------
      15,892             29,474             146,121            21,088              5,930              8,436

        (467)            (1,274)             (3,282)             (501)              (480)              (448)
     -------            -------            --------           -------             ------             ------
      15,425             28,200             142,839            20,587              5,450              7,988
     -------            -------            --------           -------             ------             ------
      15,580             29,443             146,573            20,445              5,502              8,061
           0                  0                   0                 0                  0                  0
     -------            -------            --------           -------             ------             ------
     $15,580            $29,443            $146,573           $20,445             $5,502             $8,061
     =======            =======            ========           =======             ======             ======
           0                  0                   0                 0                  0                  0
       1,561              2,808              13,284             2,116                561                835
         (45)              (116)               (291)              (51)               (45)               (44)
     -------            -------            --------           -------             ------             ------
       1,516              2,692              12,993             2,065                516                791
     =======            =======            ========           =======             ======             ======

     $    (1)           $    (6)           $    (18)          $    (4)            $   (1)            $   (2)
     =======            =======            ========           =======             ======             ======





Telecommunications
    Subaccount
------------------
  For the period
February 7, 2002**
     through
  March 31, 2002
------------------

      $   (1)
          (3)

        (154)
      ------

        (158)
      ------
       4,999

        (236)
      ------
       4,763
      ------
       4,605
           0
      ------
      $4,605
      ======
           0
         518
         (25)
      ------
         493
      ======

      $   (1)
      ======

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

          STATEMENT OF CHANGES IN NET ASSETS (unaudited) (continued)

                                                                                      MONY Variable Universal Life
                                                                        -------------------------------------------------------
                                                                                           Janus Aspen Series
                                                                        -------------------------------------------------------
                                                                             Capital                            International
                                                                           Appreciation     Flexible Income         Growth
                                                                            Subaccount         Subaccount         Subaccount
                                                                        ------------------ ------------------ ------------------
                                                                          For the period     For the period     For the period
                                                                        February 6, 2002** February 8, 2002** February 7, 2002**
                                                                             through            through            through
                                                                          March 31, 2002     March 31, 2002     March 31, 2002
                                                                        ------------------ ------------------ ------------------
From operations:
 Net investment income (loss)..........................................      $    (2)           $    (2)           $    (3)
 Net realized gain (loss) on investments...............................            2                 (1)                17
 Net change in unrealized appreciation (depreciation) of investments...           46                (27)                27
                                                                             -------            -------            -------
Net increase (decrease) in net assets resulting from operations........           46                (30)                41
                                                                             -------            -------            -------
From unit transactions:
 Net proceeds from the issuance of units...............................       14,260             12,185             21,968
 Net asset value of units redeemed or used to meet contract obligations         (839)              (225)              (550)
                                                                             -------            -------            -------
Net increase from unit transactions....................................       13,421             11,960             21,418
                                                                             -------            -------            -------
Net increase in net assets.............................................       13,467             11,930             21,459
Net assets beginning of period.........................................            0                  0                  0
                                                                             -------            -------            -------
Net assets end of period*..............................................      $13,467            $11,930            $21,459
                                                                             =======            =======            =======
Unit transactions:
Units outstanding beginning of period..................................            0                  0                  0
Units issued during the period.........................................        1,380              1,234              2,067
Units redeemed during the period.......................................          (81)               (23)               (52)
                                                                             -------            -------            -------
Units outstanding end of period........................................        1,299              1,211              2,015
                                                                             =======            =======            =======
----------
*  Includes undistributed net investment income (loss) of:                   $    (2)           $    (2)           $    (3)
                                                                             =======            =======            =======
** Commencement of operations

                      See notes to financial statements.

                                                    MONY Variable Universal Life
-----------------------------------------------------------------------------------------------------------------
                      Lord Abbett                                                            MFS
-------------------------------------------------------  --------------------------------------------------------
       Bond             Growth &           Mid Cap            Mid Cap              New               Total
    Debenture            Income             Value              Growth           Discovery            Return
    Subaccount         Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
------------------ ------------------ ------------------ ------------------ ------------------ ------------------
  For the period     For the period     For the period     For the period     For the period     For the period
February 7, 2002** February 7, 2002** February 8, 2002** February 8, 2002** February 7, 2002** February 8, 2002**
     through            through            through            through            through            through
  March 31, 2002     March 31, 2002     March 31, 2002     March 31, 2002     March 31, 2002     March 31, 2002
------------------ ------------------ ------------------ ------------------ ------------------ ------------------
     $    (3)           $    (8)            $   (2)           $    (3)           $    (2)           $    (4)
           0                 24                131                 21                 18                  1
          54              1,006                288                158                182                125
     -------            -------             ------            -------            -------            -------
          51              1,022                417                176                198                122
     -------            -------             ------            -------            -------            -------
      19,729             33,350              7,808             16,699             17,270             33,137
        (459)              (965)              (581)              (818)              (541)              (947)
     -------            -------             ------            -------            -------            -------
      19,270             32,385              7,227             15,881             16,729             32,190
     -------            -------             ------            -------            -------            -------
      19,321             33,407              7,644             16,057             16,927             32,312
           0                  0                  0                  0                  0                  0
     -------            -------             ------            -------            -------            -------
     $19,321            $33,407             $7,644            $16,057            $16,927            $32,312
     =======            =======             ======            =======            =======            =======
           0                  0                  0                  0                  0                  0
       1,933              3,188                745              1,592              1,636              3,184
         (45)               (90)               (53)               (77)               (51)               (91)
     -------            -------             ------            -------            -------            -------
       1,888              3,098                692              1,515              1,585              3,093
     =======            =======             ======            =======            =======            =======
     $    (3)           $    (8)            $   (2)           $    (3)           $    (2)           $    (4)
     =======            =======             ======            =======            =======            =======



    Utilities
    Subaccount
------------------
  For the period
February 7, 2002**
     through
  March 31, 2002
------------------

      $    0
           1
          38
      ------
          39
      ------
       2,423
        (189)
      ------
       2,234
      ------
       2,273
           0
      ------
      $2,273
      ======
           0
         230
         (18)
      ------
         212
      ======
      $    0
      ======

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

          STATEMENT OF CHANGES IN NET ASSETS (unaudited) (continued)

                                                                                     MONY Variable Universal Life
                                                                       -------------------------------------------------------
                                                                                           MONY Series Fund
                                                                       -------------------------------------------------------
                                                                           Government         Long Term            Money
                                                                           Securities            Bond              Market
                                                                           Subaccount         Subaccount         Subaccount
                                                                       ------------------ ------------------ ------------------
                                                                         For the period     For the period     For the period
                                                                       February 7, 2002** February 7, 2002** February 7, 2002**
                                                                            through            through            through
                                                                         March 31, 2002     March 31, 2002     March 31, 2002
                                                                       ------------------ ------------------ ------------------
From operations:
  Net investment income (loss)........................................      $    (12)          $    (2)           $     55
  Net realized gain (loss) on investments.............................          (444)               (1)                  0
  Net change in unrealized appreciation (depreciation) of investments.        (1,338)             (513)                  0
                                                                            --------           -------            --------
Net increase (decrease) in net assets resulting from operations.......        (1,794)             (516)                 55
                                                                            --------           -------            --------
From unit transactions:
  Net proceeds from the issuance of units.............................       138,528            26,616              82,937
  Net asset value of units redeemed or used to meet contract
   obligations........................................................       (11,820)             (666)            (49,633)
                                                                            --------           -------            --------
Net increase from unit transactions...................................       126,708            25,950              33,304
                                                                            --------           -------            --------
Net increase in net assets............................................       124,914            25,434              33,359
Net assets beginning of period........................................             0                 0                   0
                                                                            --------           -------            --------
Net assets end of period*.............................................      $124,914           $25,434            $ 33,359
                                                                            ========           =======            ========
Unit transactions:
Units outstanding beginning of period.................................             0                 0                   0
Units issued during the period........................................        14,067             2,717               8,283
Units redeemed during the period......................................        (1,216)              (69)             (4,953)
                                                                            --------           -------            --------
Units outstanding end of period.......................................        12,851             2,648               3,330
                                                                            ========           =======            ========
----------
*  Includes undistributed net investment income (loss) of:                  $    (12)          $    (2)           $     55
                                                                            ========           =======            ========
** Commencement of operations

                      See notes to financial statements.

                                 MONY Variable Universal Life
----------------------------------------------------------------------------------------------
                    Van Kampen U.I.F.                                     PBHG
--------------------------------------------------------  ------------------------------------
     Emerging            Global            U.S. Real           Mid Cap             Select
     Equities         Value Equity           Estate             Value              Value
    Subaccount         Subaccount          Subaccount         Subaccount         Subaccount
------------------ ------------------- ------------------ ------------------ ------------------
  For the period     For the period      For the period     For the period     For the period
February 7, 2002** February 20, 2002** February 7, 2002** February 7, 2002** February 8, 2002**
     through             through            through            through            through
  March 31, 2002     March 31, 2002      March 31, 2002     March 31, 2002     March 31, 2002
------------------ ------------------- ------------------ ------------------ ------------------
     $    (1)            $   (1)            $    (1)           $   (10)            $    0
           2                  3                   2                  2                  1
         116                  6                  82              1,167                  3
     -------             ------             -------            -------             ------
         117                  8                  83              1,159                  4
     -------             ------             -------            -------             ------
       6,279              7,657              10,940             53,534              3,589
        (363)              (192)               (347)            (1,563)              (207)
     -------             ------             -------            -------             ------
       5,916              7,465              10,593             51,971              3,382
     -------             ------             -------            -------             ------
       6,033              7,473              10,676             53,130              3,386
           0                  0                   0                  0                  0
     -------             ------             -------            -------             ------
     $ 6,033             $7,473             $10,676            $53,130             $3,386
     =======             ======             =======            =======             ======
           0                  0                   0                  0                  0
         584                720               1,019              5,119                351
         (33)               (18)                (32)              (146)               (20)
     -------             ------             -------            -------             ------
         551                702                 987              4,973                331
     =======             ======             =======            =======             ======
     $    (1)            $   (1)            $    (1)           $   (10)            $    0
     =======             ======             =======            =======             ======

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

          STATEMENT OF CHANGES IN NET ASSETS (unaudited) (continued)

                                                                          MONY Variable Universal Life
                                                            -------------------------------------------------------
                                                                                     PIMCO
                                                            -------------------------------------------------------
                                                                                                      StockPlus
                                                               Global Bond      Real Return Bond   Growth & Income
                                                                Subaccount         Subaccount         Subaccount
                                                            ------------------ ------------------ ------------------
                                                              For the period     For the period     For the period
                                                            February 8, 2002** February 8, 2002** February 8, 2002**
                                                                 through            through            through
                                                              March 31, 2002     March 31, 2002     March 31, 2002      Total
                                                            ------------------ ------------------ ------------------ ----------
From operations:
 Net investment income (loss)..............................      $    17            $    26            $    (2)      $      (54)
 Net realized gain on investments..........................            0                  0                  5              451
 Net change in unrealized appreciation (depreciation) of
   investments.............................................         (144)                 1               (155)           8,517
                                                                 -------            -------            -------       ----------
Net increase (decrease) in net assets resulting from
  operations...............................................         (127)                27               (152)           8,914
                                                                 -------            -------            -------       ----------
From unit transactions:
 Net proceeds from the issuance of units...................       12,830             26,176             17,439        1,252,070
 Net asset value of units redeemed or used to meet contract
   obligations.............................................         (220)              (634)              (625)        (102,685)
                                                                 -------            -------            -------       ----------
Net increase from unit transactions........................       12,610             25,542             16,814        1,149,385
                                                                 -------            -------            -------       ----------
Net increase in net assets.................................       12,483             25,569             16,662        1,158,299
Net assets beginning of period.............................            0                  0                  0                0
                                                                 -------            -------            -------       ----------
Net assets end of period*..................................      $12,483            $25,569            $16,662       $1,158,299
                                                                 =======            =======            =======       ==========
Unit transactions:
Units outstanding beginning of period......................            0                  0                  0
Units issued during the period.............................        1,283              2,616              1,627
Units redeemed during the period...........................          (22)               (63)               (59)
                                                                 -------            -------            -------
Units outstanding end of period............................        1,261              2,553              1,568
                                                                 =======            =======            =======
----------
*Includes undistributed net investment income (loss) of:         $    17            $    26            $    (2)      $      (54)
                                                                 =======            =======            =======       ==========
**Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (unaudited)


1.  Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on January 1, 2002 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master and MONY Custom Estate Master), Corporate Sponsored Variable Life, Variable Universal Life, and Survivorship Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Variable Universal Life) is presented here.

   There are thirty-five Variable Universal Life subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Alger American, Invesco, Lord Abbett, MFS, Morgan Stanley, PBHG, PIMCO or Janus Aspen Series (collectively, the "Funds). The funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2.  Significant Accounting Policies:

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset value is based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)



3.  Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Variable Universal Life Subaccounts for the three months ended March 31, 2002 aggregated $0.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Variable Universal Life. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4.  Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended March 31, 2002 were as follows:

                                                     Cost of      Proceeds from
MONY Variable Universal Life                     Shares Acquired Shares Redeemed
----------------------------                     --------------- ---------------

Alger American
Balanced Portfolio..............................    $ 24,610         $   886
Mid Cap Growth Portfolio........................      21,023             792

Enterprise Accumulation Trust
Equity Income Portfolio.........................      36,230             371
Growth and Income Portfolio.....................     146,357           7,417
Growth Portfolio................................     149,498          13,171
Globally Socially Responsive Portfolio..........       3,391             169
Managed Portfolio...............................      73,667             807
Multi-Cap Growth Portfolio......................      15,892             467
Small Company Growth Portfolio..................      29,474           1,274
Small Company Value Portfolio...................     146,121           3,282
Total Return Bond Portfolio.....................      21,088             501

Invesco VIF
Financial Services Portfolio....................       5,930             480
Health Services Portfolio.......................       8,436             448
Telecommunications Portfolio....................       4,999             236

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


4.  Investment Transactions: (continued)

                                                     Cost of      Proceeds from
MONY Variable Universal Life                     Shares Acquired Shares Redeemed
----------------------------                     --------------- ---------------

Janus Aspen Series Fund
Capital Appreciation Portfolio..................    $ 14,260         $   839
Flexible Income Portfolio.......................      12,185             225
International Growth Portfolio..................      21,968             550

Lord Abbett
Bond Debenture Portfolio........................      19,729             459
Growth & Income Portfolio.......................      33,350             965
Mid Cap Value Portfolio.........................       7,808             581

MFS
Mid Cap Growth Portfolio........................      16,699             818
New Discovery Portfolio.........................      17,270             541
Total Return Portfolio..........................      33,137             947
Utilities Portfolio.............................       2,423             189

MONY Series Funds
Government Securities Portfolio.................     138,528          11,820
Long Term Bond Portfolio........................      26,616             666
Money Market Portfolio..........................      82,937          49,633

Van Kampen UIF
Emerging Equities Portfolio.....................       6,279             363
Global Value Equity.............................       7,657             192
U.S. Real Estate................................      10,940             347

PBHG
Mid Cap Value Portfolio.........................      53,534           1,563
Select Value Portfolio..........................       3,589             207

PIMCO
Global Bond.....................................      12,830             220
Real Return Bond Portfolio......................      26,176             634
StockPlus Growth & Income.......................      17,439             625

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)



5.  Financial Highlights:

   For a unit outstanding through the period ended March 31, 2002:

                                                                      For the period ended
                                            At March 31, 2002            March 31, 2002
                                         ------------------------ ---------------------------
                                                                  Investment
                                                 Unit  Net Assets   Income   Expense   Total
MONY Variable Universal Life             Units  Values   (000s)     Ratio*   Ratio** Return***
----------------------------             ------ ------ ---------- ---------- ------- ---------

Alger American
Balanced Portfolio......................  2,349 $10.17    $ 24       0.00%    0.35%     1.17%
Mid Cap Growth Portfolio................  1,945  10.80      21       0.00     0.35      8.00

Enterprise Accumulation Trust
Equity Income Portfolio.................  3,356  10.82      36       0.00     0.35      8.20
Growth and Income Portfolio............. 12,862  10.81     139       0.00     0.35      8.10
Growth Portfolio........................ 13,088  10.49     137       0.00     0.35      4.90
Globally Socially Responsive Portfolio..    318  10.67       3       0.00     0.35      6.70
Managed Portfolio.......................  6,905  10.61      73       0.00     0.35      6.10
Multi-Cap Growth Portfolio..............  1,516  10.28      16       0.00     0.35      2.80
Small Company Growth Portfolio..........  2,692  10.94      29       0.00     0.35      9.40
Small Company Value Portfolio........... 12,993  11.28     147       0.00     0.35     10.28
Total Return Bond Portfolio.............  2,065   9.90      21       0.00     0.35     (1.00)

Invesco VIF
Financial Services Portfolio............    516  10.66       6       0.00     0.35      6.60
Health Services Portfolio...............    791  10.19       8       0.00     0.35      1.90
Telecommunications Portfolio............    493   9.34       5       0.00     0.35     (6.60)

Janus Aspen Series Fund
Capital Appreciation Portfolio..........  1,299  10.37      13       0.00     0.35      3.70
Flexible Income Portfolio...............  1,211   9.85      12       0.00     0.35     (1.50)
International Growth Portfolio..........  2,015  10.65      21       0.00     0.35      6.50

Lord Abbett
Bond Debenture Portfolio................  1,888  10.23      19       0.00     0.35      2.30
Growth & Income Portfolio...............  3,098  10.78      33       0.00     0.35      7.80
Mid Cap Value Portfolio.................    692  11.05       8       0.00     0.35     10.05

MFS
Mid Cap Growth Portfolio................  1,515  10.60      16       0.00     0.00      6.00
New Discovery Portfolio.................  1,585  10.68      17       0.00     0.00      6.80
Total Return Portfolio..................  3,093  10.45      32       0.00     0.00      4.50
Utilities Portfolio.....................    212  10.72       2       0.00     0.00      7.20

MONY Series Funds
Government Securities Portfolio......... 12,851   9.72     125       0.00     0.00     (3.80)
Long Term Bond Portfolio................  2,648   9.60      25       0.00     0.00     (4.00)
Money Market Portfolio..................  3,330  10.02      33                0.00      0.20

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


5.  Financial Highlights: (continued)

                                                       For the period ended
                              At March 31, 2002           March 31, 2002
                           ----------------------- ---------------------------
                                                   Investment
 MONY Variable Universal          Unit  Net Assets   Income   Expense   Total
 Life                      Units Values   (000s)     Ratio*   Ratio** Return***
 ----                      ----- ------ ---------- ---------- ------- ---------

 Van Kampen UIF
 Emerging Equities
   Portfolio..............   551 $10.95    $ 6        0.00     0.00      9.50
 Global Value Equity......   702  10.65      7        0.00     0.00      6.50
 U.S. Real Estate.........   987  10.82     11        0.00     0.00      8.20

 PBHG
 Mid Cap Value Portfolio.. 4,973  10.68     53        0.00     0.00      6.80
 Select Value Portfolio...   331  10.23      3        0.00     0.00      2.30

 PIMCO
 Global Bond.............. 1,261   9.90     12        0.00     0.00     (1.00)
 Real Return Bond
   Portfolio.............. 2,553  10.02     26        0.00     0.00      0.20
 StockPlus Growth & Income 1,568  10.63     17        0.00     0.00      6.30

----------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                          March 31, 2002 (unaudited)

                                                       Survivorship Variable Universal Life
                                    ---------------------------------------------------------------------------
                                    Alger American                Enterprise Accumulation Trust
                                    -------------- ------------------------------------------------------------
                                                     Equity    Growth &             Small Company Small Company
                                       Balanced      Income     Income     Growth      Growth         Value
                                      Subaccount   Subaccount Subaccount Subaccount  Subaccount    Subaccount
                                    -------------- ---------- ---------- ---------- ------------- -------------
              ASSETS
Shares held in respective Funds....         98          333        279        241          33            13
                                        ======       ======     ======     ======      ======        ======
Investments at cost................     $1,243       $1,722     $1,470     $1,232      $  253        $  253
                                        ======       ======     ======     ======      ======        ======
Investments in respective Funds,
  at net asset value...............     $1,255       $1,747     $1,500     $1,255      $  267        $  265
Amount due from MONY America.......          0            0          0          0           0             0
Amount due from respective Funds...          0            0          0          0           0             0
                                        ------       ------     ------     ------      ------        ------
   Total assets....................      1,255        1,747      1,500      1,255         267           265
                                        ------       ------     ------     ------      ------        ------
           LIABILITIES
Amount due to MONY America.........          1            1          0          1           0             0
Amount due to respective Funds.....          0            0          0          0           0             0
                                        ------       ------     ------     ------      ------        ------
   Total liabilities...............          1            1          0          1           0             0
                                        ------       ------     ------     ------      ------        ------
Net assets.........................     $1,254       $1,746     $1,500     $1,254      $  267        $  265
                                        ======       ======     ======     ======      ======        ======
Net assets consist of:
  Contractholders' net payments....     $1,240       $1,722     $1,469     $1,232      $  252        $  252
  Undistributed net investment
   income (loss)...................          0           (1)         0          0           0             0
  Accumulated net realized gain
   (loss) on investments...........          2            1          0          0           0             0
  Net unrealized appreciation
   (depreciation) of investments...         12           24         31         22          15            13
                                        ------       ------     ------     ------      ------        ------
Net assets.........................     $1,254       $1,746     $1,500     $1,254      $  267        $  265
                                        ======       ======     ======     ======      ======        ======
Number of units outstanding*.......        124          169        147        122          25            24
                                        ------       ------     ------     ------      ------        ------
Net asset value per unit
  outstanding*.....................     $10.12       $10.31     $10.21     $10.26      $10.88        $10.85
                                        ======       ======     ======     ======      ======        ======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                          March 31, 2002 (unaudited)

                                                                               Survivorship Variable Universal Life
                                                                  --------------------------------------------------------------
                                                                  Janus Aspen Series Lord Abbett               MFS
                                                                  ------------------ ----------- -------------------------------
                                                                    International     Growth &    Mid Cap      New       Total
                                                                        Growth         Income      Growth   Discovery    Return
                                                                      Subaccount     Subaccount  Subaccount Subaccount Subaccount
                                                                  ------------------ ----------- ---------- ---------- ----------
                             ASSETS
Shares held in respective Funds..................................           67             62         117         58        144
                                                                        ======         ======      ======     ======     ======
Investments at cost..............................................       $1,499         $1,469      $  831     $  830     $2,712
                                                                        ======         ======      ======     ======     ======
Investments in respective Funds, at net asset value..............       $1,548         $1,491      $  854     $  865     $2,751
Amount due from MONY America.....................................            0              0           0          0          0
Amount due from respective Funds.................................            0              0           0          0          0
                                                                        ------         ------      ------     ------     ------
       Total assets..............................................        1,548          1,491         854        865      2,751
                                                                        ------         ------      ------     ------     ------
                          LIABILITIES
Amount due to MONY America.......................................            0              0           0          0          1
Amount due to respective Funds...................................            0              0           0          0          0
                                                                        ------         ------      ------     ------     ------
       Total liabilities.........................................            0              0           0          0          1
                                                                        ------         ------      ------     ------     ------
Net assets.......................................................       $1,548         $1,491      $  854     $  865     $2,750
                                                                        ======         ======      ======     ======     ======
Net assets consist of:
   Contractholders' net payments.................................       $1,493         $1,469      $  827     $  828     $2,710
   Undistributed net investment income (loss)....................            0              0           0          0         (1)
   Accumulated net realized gain (loss) on investments...........            6              0           4          3          2
   Net unrealized appreciation (depreciation) of investments.....           49             22          23         34         39
                                                                        ------         ------      ------     ------     ------
Net assets.......................................................       $1,548         $1,491      $  854     $  865     $2,750
                                                                        ======         ======      ======     ======     ======
Number of units outstanding*.....................................          145            147          81         81        269
                                                                        ------         ------      ------     ------     ------
Net asset value per unit outstanding*............................       $10.65         $10.15      $10.52     $10.66     $10.21
                                                                        ======         ======      ======     ======     ======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                          March 31, 2002 (unaudited)

                                                                           Survivorship Variable Universal Life
                                                                  ------------------------------------------------------
                                                                    MONY Series Fund       PBHG            PIMCO
                                                                  --------------------- ---------- ---------------------
                                                                  Government   Money      Select     Global   Real Return
                                                                  Securities   Market     Value       Bond       Bond
                                                                  Subaccount Subaccount Subaccount Subaccount Subaccount   Total
                                                                  ---------- ---------- ---------- ---------- ----------- -------
                             ASSETS
Shares held in respective Funds..................................      88      19,601        54         223        169
                                                                    =====     =======     =====      ======     ======
Investments at cost..............................................   $ 979     $19,601     $ 829      $2,221     $1,806    $38,950
                                                                    =====     =======     =====      ======     ======    =======
Investments in respective Funds, at net asset value..............   $ 938     $19,601     $ 830      $2,206     $1,801    $39,177
Amount due from MONY America.....................................       0           0         0           0          0          0
Dividend accrued.................................................       0           0         0           4          2          6
                                                                    -----     -------     -----      ------     ------    -------
       Total assets..............................................     938      19,601       830       2,210      1,803     39,183
                                                                    -----     -------     -----      ------     ------    -------
                          LIABILITIES
Amount due to MONY America.......................................       0           4         0           0          1          9
Dividend accrued.................................................       0           0         0           0          0          0
                                                                    -----     -------     -----      ------     ------    -------
       Total liabilities.........................................       0           4         0           0          1          9
                                                                    -----     -------     -----      ------     ------    -------
Net assets.......................................................   $ 938     $19,597     $ 830      $2,210     $1,802    $39,174
                                                                    =====     =======     =====      ======     ======    =======
Net assets consist of:
   Contractholders' net payments.................................   $ 979     $19,582     $ 827      $2,220     $1,806    $38,910
   Undistributed net investment income (loss)....................       0          15         0           5          2         20
   Accumulated net realized gain (loss) on investments...........       0           0         1           0          0         19
   Net unrealized appreciation (depreciation) of investments.....     (41)          0         2         (15)        (6)       225
                                                                    -----     -------     -----      ------     ------    -------
Net assets.......................................................   $ 938     $19,597     $ 830      $2,210     $1,802    $39,174
                                                                    =====     =======     =====      ======     ======    =======
Number of units outstanding*.....................................      98       1,958        84         222        181
                                                                    -----     -------     -----      ------     ------
Net asset value per unit outstanding*............................   $9.58     $ 10.01     $9.93      $ 9.94     $ 9.95
                                                                    =====     =======     =====      ======     ======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (unaudited)

                                                                        Survivorship Variable Universal Life
                                 -----------------------------------------------------------------------------------------------
                                   Alger American                                     Enterprise Accumulation Trust
                                 ------------------- ---------------------------------------------------------------------------
                                                                            Growth &
                                      Balanced          Equity Income        Income                             Small Company
                                     Subaccount          Subaccount        Subaccount     Growth Subaccount   Growth Subaccount
                                 ------------------- ------------------- --------------- ------------------- -------------------
                                   For the period      For the period    For the period    For the period      For the period
                                 February 26, 2002** February 25, 2002** March 1, 2002** February 25, 2002** February 25, 2002**
                                       through             through           through           through             through
                                   March 31, 2002      March 31, 2002    March 31, 2002    March 31, 2002      March 31, 2002
                                 ------------------- ------------------- --------------- ------------------- -------------------
Dividend income.................         $ 0                 $ 0               $ 0               $ 0                 $ 0
Distribution from capital gains.           0                   0                 0                 0                   0
Mortality and expense risk
  charges.......................           0                  (1)                0                 0                   0
                                         ---                 ---               ---               ---                 ---
Net investment income (loss)....           0                  (1)                0                 0                   0
                                         ---                 ---               ---               ---                 ---
Realized and unrealized gain
  (loss) on investments:
 Net realized gain (loss) on
   investments..................           2                   1                 0                 0                   0
 Net change in unrealized
   appreciation (depreciation)
   of investments...............          12                  24                31                22                  15
                                         ---                 ---               ---               ---                 ---
Net realized and unrealized gain
  (loss) on investments.........          14                  25                31                22                  15
                                         ---                 ---               ---               ---                 ---
Net increase (decrease) in net
  assets resulting from
  operations....................         $14                 $24               $31               $22                 $15
                                         ===                 ===               ===               ===                 ===





                                    Small Company
                                  Value Subaccount
                                 -------------------
                                   For the period
                                 February 25, 2002**
                                       through
                                   March 31, 2002
                                 -------------------
Dividend income.................         $ 0
Distribution from capital gains.           0
Mortality and expense risk
  charges.......................           0
                                         ---
Net investment income (loss)....           0
                                         ---
Realized and unrealized gain
  (loss) on investments:
 Net realized gain (loss) on
   investments..................           0
 Net change in unrealized
   appreciation (depreciation)
   of investments...............          13
                                         ---
Net realized and unrealized gain
  (loss) on investments.........          13
                                         ---
Net increase (decrease) in net
  assets resulting from
  operations....................         $13
                                         ===

----------
** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF OPERATIONS (unaudited) (continued)

                                                             Surviorship Variable Universal Life
                               ----------------------------------------------------------------------------------------------
                               Janus Aspen Series    Lord Abbett                               MFS
                               ------------------- --------------- ----------------------------------------------------------
                                                      Growth &
                                  International        Income        Mid Cap Growth       New Discovery       Total Return
                                Growth Subaccount    Subaccount        Subaccount          Subaccount          Subaccount
                                 For the period    For the period    For the period      For the period      For the period
                               February 25, 2002** March 1, 2002** February 26, 2002** February 26, 2002** February 26, 2002**
                                     through           through           through             through             through
                                 March 31, 2002    March 31, 2002    March 31, 2002      March 31, 2002      March 31, 2002
                               ------------------- --------------- ------------------- ------------------- -------------------
Dividend income...............         $ 0               $ 0               $ 0                 $ 0                 $ 0
Distribution from capital
  gains.......................           0                 0                 0                   0                   0
Mortality and expense risk
  charges.....................           0                 0                 0                   0                  (1)
                                       ---               ---               ---                 ---                 ---
Net investment income (loss)..           0                 0                 0                   0                  (1)
                                       ---               ---               ---                 ---                 ---
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments ...............           6                 0                 4                   3                   2
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................          49                22                23                  34                  39
                                       ---               ---               ---                 ---                 ---
Net realized and unrealized
  gain (loss) on investments..          55                22                27                  38                  41
                                       ---               ---               ---                 ---                 ---
Net increase (decrease) in
  net assets resulting from
  operations..................         $55               $22               $27                 $38                 $40
                                       ===               ===               ===                 ===                 ===

----------
** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF OPERATIONS (unaudited) (continued)


                                                             Survivorship Variable Universal Life
                                  ------------------------------------------------------------------------------------------
                                         MONY Series Fund                PBHG                          PIMCO
                                  ------------------------------  ------------------- --------------------------------------
                                    Government
                                    Securities     Money Market      Select Value         Global Bond      Real Return Bond
                                    Subaccount      Subaccount        Subaccount          Subaccount          Subaccount
                                  --------------- --------------- ------------------- ------------------- -------------------
                                  For the period  For the period    For the period      For the period      For the period
                                  March 1, 2002** March 7, 2002** February 26, 2002** February 26, 2002** February 26, 2002**
                                      through         through           through             through             through
                                  March 31, 2002  March 31, 2002    March 31, 2002      March 31, 2002      March 31, 2002
                                  --------------- --------------- ------------------- ------------------- -------------------
Dividend income..................      $  0             $19               $0                 $  5                 $ 2
Distribution from capital gains..         0               0                0                    0                   0
Mortality and expense risk
  charges........................         0              (4)               0                    0                   0
                                       ----             ---               --                 ----                 ---
Net investment income (loss).....         0              15                0                    5                   2
                                       ----             ---               --                 ----                 ---
Realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss) on
     investments.................         0               0                1                    0                  (0)
   Net change in unrealized
     appreciation (depreciation)
     of investments..............       (41)              0                2                  (15)                 (6)
                                       ----             ---               --                 ----                 ---
Net realized and unrealized gain
  (loss) on investments..........       (41)              0                3                  (14)                 (6)
                                       ----             ---               --                 ----                 ---
Net increase (decrease) in net
  assets resulting from
  operations.....................      $(41)            $15               $3                 $(10)                $(4)
                                       ====             ===               ==                 ====                 ===











                                  Total
                                  -----
Dividend income.................. $ 26
Distribution from capital gains..    0
Mortality and expense risk
  charges........................   (5)
                                  ----
Net investment income (loss).....   21
                                  ----
Realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss) on
     investments.................   19
   Net change in unrealized
     appreciation (depreciation)
     of investments..............  224
                                  ----
Net realized and unrealized gain
  (loss) on investments..........  243
                                  ----
Net increase (decrease) in net
  assets resulting from
  operations..................... $264
                                  ====

----------
** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (unaudited)

                                                                        Survivorship Variable Universal Life
                                 -----------------------------------------------------------------------------------------------
                                   Alger American                                     Enterprise Accumulation Trust
                                 ------------------- ---------------------------------------------------------------------------

                                                           Equity           Growth &                            Small Company
                                      Balanced             Income            Income            Growth              Growth
                                     Subaccount          Subaccount        Subaccount        Subaccount          Subaccount
                                 ------------------- ------------------- --------------- ------------------- -------------------
                                   For the period      For the period    For the period    For the period      For the period
                                 February 26, 2002** February 25, 2002** March 1, 2002** February 25, 2002** February 25, 2002**
                                       through             through           through           through             through
                                   March 31, 2002      March 31, 2002    March 31, 2002    March 31, 2002      March 31, 2002
                                 ------------------- ------------------- --------------- ------------------- -------------------
From operations:
 Net investment income (loss)...       $    0              $   (1)           $    0            $    0               $  0
 Net realized gain (loss)
   on investments...............            2                   1                 0                 0                  0
 Net change in unrealized
   appreciation (depreciation)
   of investments...............           12                  24                31                22                 15
                                       ------              ------            ------            ------               ----
Net increase (decrease) in net
 assets resulting from
 operations.....................           14                  24                31                22                 15
                                       ------              ------            ------            ------               ----
From unit transactions:
 Net proceeds from the issuance
   of units.....................        1,358               1,755             1,483             1,261                271
 Net asset value of units
   redeemed or used to meet
   contract obligations ........         (118)                (33)              (14)              (29)               (19)
                                       ------              ------            ------            ------               ----
Net increase from unit
 transactions...................        1,240               1,722             1,469             1,232                252
                                       ------              ------            ------            ------               ----
Net increase in net assets......        1,254               1,746             1,500             1,254                267
Net assets beginning of period..            0                   0                 0                 0                  0
                                       ------              ------            ------            ------               ----
Net assets end of period*.......       $1,254              $1,746            $1,500            $1,254               $267
                                       ======              ======            ======            ======               ====
Unit transactions:
Units outstanding beginning of
 period.........................            0                   0                 0                 0                  0
Units issued during the period..          135                 172               148               125                 27
Units redeemed during the period          (12)                 (3)               (1)               (3)                (2)
                                       ------              ------            ------            ------               ----
Units outstanding end of period.          124                 169               147               122                 25
                                       ======              ======            ======            ======               ====
----------
*  Includes undistributed net
   investment income (loss) of:        $    0              $   (1)           $    0            $    0               $  0
                                       ======              ======            ======            ======               ====




                                 -------------------
                                    Small Company
                                        Value
                                     Subaccount
                                 -------------------
                                   For the period
                                 February 25, 2002**
                                       through
                                   March 31, 2002
                                 -------------------
From operations:
 Net investment income (loss)...        $  0
 Net realized gain (loss)
   on investments...............           0
 Net change in unrealized
   appreciation (depreciation)
   of investments...............          13
                                        ----
Net increase (decrease) in net
 assets resulting from
 operations.....................          13
                                        ----
From unit transactions:
 Net proceeds from the issuance
   of units.....................         271
 Net asset value of units
   redeemed or used to meet
   contract obligations ........         (19)
                                        ----
Net increase from unit
 transactions...................         252
                                        ----
Net increase in net assets......         265
Net assets beginning of period..           0
                                        ----
Net assets end of period*.......        $265
                                        ====
Unit transactions:
Units outstanding beginning of
 period.........................           0
Units issued during the period..          26
Units redeemed during the period          (2)
                                        ----
Units outstanding end of period.          24
                                        ====
----------
*  Includes undistributed net
   investment income (loss) of:         $  0
                                        ====

** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

          STATEMENT OF CHANGES IN NET ASSETS (unaudited) (continued)

                                                                                  Survivorship Variable Universal Life
                                                     ---------------------------------------------------------------------------
                                                     Janus Aspen Series    Lord Abbett                               MFS
                                                     ------------------- --------------- ---------------------------------------
                                                        International       Growth &           Mid Cap               New
                                                           Growth            Income            Growth             Discovery
                                                         Subaccount        Subaccount        Subaccount          Subaccount
                                                     ------------------- --------------- ------------------- -------------------
                                                       For the period    For the period    For the period      For the period
                                                     February 25, 2002** March 1, 2002** February 26, 2002** February 26, 2002**
                                                           through           through           through             through
                                                       March 31, 2002    March 31, 2002    March 31, 2002      March 31, 2002
                                                     ------------------- --------------- ------------------- -------------------
From operations:
  Net investment income (loss)......................       $    0            $    0             $  0                $  0
  Net realized (loss) on investments................            6                 0                4                   3
  Net change in unrealized depreciation of
   investments......................................           49                22               23                  34
                                                           ------            ------             ----                ----
Net increase (decrease) in net assets resulting from
 operations.........................................           55                22               27                  38
                                                           ------            ------             ----                ----
From unit transactions:
  Net proceeds from the issuance of units...........        1,630             1,483              906                 907
  Net asset value of units redeemed or used to
   meet contract obligations........................         (137)              (14)             (79)                (79)
                                                           ------            ------             ----                ----
Net increase from unit transactions.................        1,493             1,469              827                 828
                                                           ------            ------             ----                ----
Net increase in net assets..........................        1,548             1,491              854                 865
Net assets beginning of period......................            0                 0                0                   0
                                                           ------            ------             ----                ----
Net assets end of period*...........................       $1,548            $1,491             $854                $865
                                                           ======            ======             ====                ====
Unit transactions:
Units outstanding beginning of period...............            0                 0                0                   0
Units issued during the period......................          158               148               88                  88
Units redeemed during the period....................          (13)               (1)              (7)                 (7)
                                                           ------            ------             ----                ----
Units outstanding end of period.....................          145               147               81                  81
                                                           ======            ======             ====                ====
----------
*  Includes undistributed net investment income
   (loss) of:                                              $    0            $    0             $  0                $  0
                                                           ======            ======             ====                ====
** Commencement of operations




                                                            Total
                                                           Return
                                                         Subaccount
                                                     -------------------
                                                       For the period
                                                     February 26, 2002**
                                                           through
                                                       March 31, 2002
                                                     -------------------
From operations:
  Net investment income (loss)......................       $   (1)
  Net realized (loss) on investments................            2
  Net change in unrealized depreciation of
   investments......................................           39
                                                           ------
Net increase (decrease) in net assets resulting from
 operations.........................................           40
                                                           ------
From unit transactions:
  Net proceeds from the issuance of units...........        2,842
  Net asset value of units redeemed or used to
   meet contract obligations........................         (132)
                                                           ------
Net increase from unit transactions.................        2,710
                                                           ------
Net increase in net assets..........................        2,750
Net assets beginning of period......................            0
                                                           ------
Net assets end of period*...........................       $2,750
                                                           ======
Unit transactions:
Units outstanding beginning of period...............            0
Units issued during the period......................          281
Units redeemed during the period....................          (13)
                                                           ------
Units outstanding end of period.....................          269
                                                           ======
----------
*  Includes undistributed net investment income
   (loss) of:                                              $   (1)
                                                           ======
** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

          STATEMENT OF CHANGES IN NET ASSETS (unaudited) (continued)


                                                                   MONY Survivorship Variable Universal Life
                                      -------------------------------------------------------------------------------------------
                                             MONY Series Fund                PBHG                          PIMCO
                                      ------------------------------  ------------------- --------------------------------------
                                        Government
                                        Securities     Money Market      Select Value         Global Bond      Real Return Bond
                                        Subaccount      Subaccount        Subaccount          Subaccount          Subaccount
                                      --------------- --------------- ------------------- ------------------- -------------------
                                      For the period  For the period    For the period      For the period      For the period
                                      March 1, 2002** March 7, 2002** February 26, 2002** February 26, 2002** February 26, 2002**
                                          through         through           through             through             through
                                      March 31, 2002  March 31, 2002    March 31, 2002      March 31, 2002      March 31, 2002
                                      --------------- --------------- ------------------- ------------------- -------------------
From operations:
  Net investment income (loss).......      $  0           $    15            $  0               $    5              $    2
  Net realized gain (loss) on
   investments.......................         0                 0               1                    0                   0
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................       (41)                0               2                  (15)                 (6)
                                           ----           -------            ----               ------              ------
Net increase (decrease) in net assets
 resulting from operations...........       (41)               15               3                  (10)                 (4)
                                           ----           -------            ----               ------              ------
From unit transactions:
  Net proceeds from the issuance of
   units.............................       989            19,850             906                2,348               1,895
  Net asset value of units redeemed
   or used to meet contract
   obligations.......................        (9)             (268)            (79)                (127)                (88)
                                           ----           -------            ----               ------              ------
Net increase from unit transactions..       979            19,582             827                2,220               1,806
                                           ----           -------            ----               ------              ------
Net increase in net assets...........       938            19,597             830                2,210               1,802
Net assets beginning of period.......         0                 0               0                    0                   0
                                           ----           -------            ----               ------              ------
Net assets end of period*............      $938           $19,597            $830               $2,210              $1,802
                                           ====           =======            ====               ======              ======
Unit transactions:
Units outstanding beginning of period         0                 0               0                    0                   0
Units issued during the period.......        99             1,985              92                  235                 189
Units redeemed during the period.....        (1)              (27)             (8)                 (13)                 (9)
                                           ----           -------            ----               ------              ------
Units outstanding end of period......        98             1,958              84                  222                 181
                                           ====           =======            ====               ======              ======
----------
*  Includes undistributed net
   investment income (loss) of:            $  0           $    15            $  0               $    5              $    2
                                           ====           =======            ====               ======              ======











                                       Total
                                      -------
From operations:
  Net investment income (loss)....... $    20
  Net realized gain (loss) on
   investments.......................      20
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................     224
                                      -------
Net increase (decrease) in net assets
 resulting from operations...........     264
                                      -------
From unit transactions:
  Net proceeds from the issuance of
   units.............................  40,155
  Net asset value of units redeemed
   or used to meet contract
   obligations.......................  (1,245)
                                      -------
Net increase from unit transactions.. $38,910
                                      -------
Net increase in net assets...........  39,174
Net assets beginning of period.......       0
                                      -------
Net assets end of period*............ $39,174
                                      =======
Unit transactions:
Units outstanding beginning of period
Units issued during the period.......
Units redeemed during the period.....

Units outstanding end of period......

----------
*  Includes undistributed net
   investment income (loss) of:       $    20
                                      =======

** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (unaudited)



1.  Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support flexible premium variable life insurance policies, which include variable life (Strategist), variable universal life (MONYEquity Master, MONY Custom Equity Master, MONY Custom Estate Master, MONY Variable Universal Life and MONY Survivorship Variable Universal Life) and corporate sponsored variable universal life insurance policies (Corporate Sponsored Variable Universal Life). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Survivorship Variable Universal Life) is presented here.

   There are thirty-five MONY Survivorship Variable Universal Life Subaccounts within the Variable Account, (only sixteen subaccounts are open) each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Alger American, Invesco, Lord Abbett, MFS, Morgan Stanley, PBHG, PIMCO or Janus Aspen Series (collectively, the "Funds"). The subaccounts of MONY Survivorship Variable Universal Life commenced operations in 2002. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2.  Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)



3.  Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contract holder redemptions by the Variable Account. The amounts deducted for the MONY Survivorship Variable Universal Life subaccounts for the period ended March 31, 2002 aggregated $1,244.51.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Survivorship Variable Universal Life subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)



4.  Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended March 31, 2002 were as follows:

                                                                    Proceeds
                                                    Cost of Shares from Shares
 MONY Survivorship Variable Universal Life             Acquired     Redeemed
 -----------------------------------------          -------------- -----------

 Alger American
 Balanced Portfolio................................    $ 1,359        $118

 Enterprise Accumulation Trust
 Equity Income Portfolio...........................      1,755          33
 Growth and Income Portfolio.......................      1,483          14
 Growth Portfolio..................................      1,261          29
 Small Company Growth Portfolio....................        272          19
 Small Company Value Portfolio.....................        272          19

 Janus Aspen Series Fund
 International Growth..............................      1,630         137

 Lord Abbett
 Growth and Income Portfolio.......................      1,483          14

 MFS
 Mid Cap Growth....................................        906          79
 New Discovery.....................................        906          79
 Total Return......................................      2,842         132
 MONY Series Funds, Inc............................
 Government Securities Portfolio...................        989           9
 Money Market Portfolio............................     19,850         268
 PBHG..............................................
 Select Value......................................        906          79
 PIMCO.............................................
 Global Bond.......................................      2,348         127
 Real Return Bond..................................      1,895          88

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)



5.  Financial Highlights:

   For a unit outstanding through the period ended March 31, 2002:

                                              At March 31, 2002       For the period ended March 31, 2002
                                         ---------------------------- -----------------------------------
                                                                      Investment
MONY Survivorship Variable Universal                       Net Assets   Income                     Total
Life                                     Units Unit Values   (000s)     Ratio*   Expense Ratio** Return***
----                                     ----- ----------- ---------- ---------- --------------- ---------

Alger American
Balanced Portfolio......................   124   $10.12      $1,255      0.00%        0.35%         1.20%

Enterprise Accumulation Trust
Equity Income Portfolio.................   169    10.32       1,747      0.00         0.35          3.20
Growth and Income Portfolio.............   147    10.21       1,501     (0.00)        0.35          2.10
Growth Portfolio........................   122    10.26       1,255     (0.00)        0.35          2.60
Small Company Growth Portfolio..........    25    10.88         267      0.00         0.35          8.80
Small Company Value Portfolio...........    24    10.85         265      0.00         0.35          8.50

Janus Aspen Series Fund
International Growth....................   145    10.65       1,548      0.00         0.35          6.50

Lord Abbett
Growth and Income Portfolio.............   147    10.15       1,491      0.00         0.35          1.50

MFS
Mid Cap Growth..........................    81    10.52         854      0.00         0.35          5.20
New Discovery...........................    81    10.66         865      0.00         0.35          6.60
Total Return............................   269    10.21       2,750      0.00         0.35          2.10

MONY Series Funds, Inc.
Government Securities Portfolio.........    98     9.58         938      0.00         0.35         (4.20)
Money Market Portfolio.................. 1,958    10.01       1,958      0.01         0.35          0.10

PBHG
Select Value............................    84     9.93         830      0.00         0.35         (0.70)

PIMCO
Global Bond.............................   222     9.94       2,210      0.00         0.35         (0.60)
Real Return Bond........................   181     9.95       1,802      0.00         0.35         (0.50)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                          March 31, 2002 (unaudited)


                                           MONY Custom Equity Master
                                -----------------------------------------------
                                            MONY Series Fund, Inc.
                                -----------------------------------------------
                                Intermediate Long Term   Government    Money
                                 Term Bond      Bond     Securities    Market
                                 Subaccount  Subaccount  Subaccount  Subaccount
                                ------------ ----------  ----------  ----------
            ASSETS
 Shares held in respective
   Funds.......................     145,892     205,372     180,027   7,676,494
                                 ==========  ==========  ==========  ==========
 Investments at cost...........  $1,616,498  $2,703,259  $2,034,385  $7,676,494
                                 ==========  ==========  ==========  ==========
 Investments in respective
   Funds, at net asset value...  $1,572,719  $2,581,528  $1,992,902  $7,676,494
 Amount due from MONY America..       1,285       4,099       3,568      19,531
 Amount due from respective
   Funds.......................         347         738         525      52,776
                                 ----------  ----------  ----------  ----------
        Total assets...........   1,574,351   2,586,365   1,996,995   7,748,801
                                 ----------  ----------  ----------  ----------
          LIABILITIES
 Amount due to MONY America....         452         911         658      53,297
 Amount due to respective Funds       1,285       4,099       3,568      19,531
                                 ----------  ----------  ----------  ----------
        Total liabilities......       1,737       5,010       4,226      72,828
                                 ----------  ----------  ----------  ----------
 Net assets....................  $1,572,614  $2,581,355  $1,992,769  $7,675,973
                                 ==========  ==========  ==========  ==========
 Net assets consist of:
   Contractholders' net
    payments...................  $1,473,947  $2,453,375  $1,889,306  $7,321,439
   Undistributed net
    investment income (loss)...     126,148     210,046     114,146     354,534
   Accumulated net realized
    gain (loss) on investments.      16,298      39,665      30,799           0
   Net unrealized appreciation
    (depreciation) of
    investments................     (43,779)   (121,731)    (41,482)          0
                                 ----------  ----------  ----------  ----------
 Net assets....................  $1,572,614  $2,581,355  $1,992,769  $7,675,973
                                 ==========  ==========  ==========  ==========
 Number of units outstanding*..     135,599     233,824     171,616     668,532
                                 ----------  ----------  ----------  ----------
 Net asset value per unit
   outstanding*................  $    11.60  $    11.04  $    11.61  $    11.48
                                 ==========  ==========  ==========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                       MONY Custom Equity Master
-------------------------------------------------------------------------------------------------------
                                     Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------------------
             Small Company              International High Yield               Growth and  Small Company
   Equity        Value       Managed       Growth        Bond        Growth      Income       Growth
 Subaccount   Subaccount    Subaccount   Subaccount   Subaccount   Subaccount  Subaccount   Subaccount
-----------  ------------- -----------  ------------- ----------  -----------  ----------  -------------
    493,907       513,405      513,089      659,227      596,272    4,300,457   1,613,402      727,719
===========   ===========  ===========   ==========   ==========  ===========  ==========   ==========
$ 9,693,161   $10,873,895  $10,883,037   $3,570,694   $2,637,363  $23,360,860  $9,223,944   $5,599,089
===========   ===========  ===========   ==========   ==========  ===========  ==========   ==========
$ 8,510,025   $10,853,376  $ 9,938,533   $2,834,675   $2,569,934  $22,362,377  $8,680,100   $5,930,912
     12,816        13,817       18,635        3,584        2,861       26,425      11,691       11,173
      5,540         6,826        7,544        3,705        3,100       12,289       5,158        2,159
-----------   -----------  -----------   ----------   ----------  -----------  ----------   ----------
  8,528,381    10,874,019    9,964,712    2,841,964    2,575,895   22,401,091   8,696,949    5,944,244
-----------   -----------  -----------   ----------   ----------  -----------  ----------   ----------
      6,110         7,546        8,209        3,895        3,273       13,800       5,740        2,552
     12,816        13,817       18,635        3,584        2,861       26,425      11,691       11,173
-----------   -----------  -----------   ----------   ----------  -----------  ----------   ----------
     18,926        21,363       26,844        7,479        6,134       40,225      17,431       13,725
-----------   -----------  -----------   ----------   ----------  -----------  ----------   ----------
$ 8,509,455   $10,852,656  $ 9,937,868   $2,834,485   $2,569,761  $22,360,866  $8,679,518   $5,930,519
===========   ===========  ===========   ==========   ==========  ===========  ==========   ==========
$ 9,957,726   $ 9,359,544  $10,620,590   $3,601,719   $2,484,093  $24,311,178  $9,311,490   $5,529,174
  2,448,707     2,598,808    3,625,170      489,892      267,606       82,626      26,081      160,198
 (2,713,842)   (1,085,178)  (3,363,389)    (521,107)    (114,509)  (1,034,456)   (114,209)     (90,677)
 (1,183,136)      (20,518)    (944,503)    (736,019)     (67,429)    (998,482)   (543,844)     331,824
-----------   -----------  -----------   ----------   ----------  -----------  ----------   ----------
$ 8,509,455   $10,852,656  $ 9,937,868   $2,834,485   $2,569,761  $22,360,866  $8,679,518   $5,930,519
===========   ===========  ===========   ==========   ==========  ===========  ==========   ==========
    961,417       725,244    1,016,183      327,914      238,848    2,183,745     821,790      367,280
-----------   -----------  -----------   ----------   ----------  -----------  ----------   ----------
$      8.85   $     14.96  $      9.78   $     8.64   $    10.76  $     10.24  $    10.56   $    16.15
===========   ===========  ===========   ==========   ==========  ===========  ==========   ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                          March 31, 2002 (unaudited)

                                                                      MONY Custom Equity Master
                                                           -----------------------------------------------
                                                                    Enterprise Accumulation Trust
                                                           -----------------------------------------------

                                                             Equity      Capital     Multi-Cap
                                                             Income    Appreciation    Growth     Balanced
                                                           Subaccount   Subaccount   Subaccount  Subaccount
                                                           ----------  ------------ -----------  ----------
                          ASSETS
Shares held in respective Funds...........................    457,889      803,856      805,625    142,627
                                                           ==========   ==========  ===========   ========
Investments at cost....................................... $2,390,381   $5,111,906  $ 7,087,501   $681,846
                                                           ==========   ==========  ===========   ========
Investments in respective Funds, at net asset value....... $2,403,916   $4,773,718  $ 6,461,110   $690,313
Amount due from MONY America..............................      4,316        5,092       12,709      1,676
Amount due from respective Funds..........................        736        1,893        2,578        273
                                                           ----------   ----------  -----------   --------
       Total assets.......................................  2,408,968    4,780,703    6,476,397    692,262
                                                           ----------   ----------  -----------   --------
                       LIABILITIES
Amount due to MONY America................................        896        2,213        3,009        319
Amount due to respective Funds............................      4,316        5,092       12,709      1,676
                                                           ----------   ----------  -----------   --------
       Total liabilities..................................      5,212        7,305       15,718      1,995
                                                           ----------   ----------  -----------   --------
Net assets................................................ $2,403,756   $4,773,398  $ 6,460,679   $690,267
                                                           ==========   ==========  ===========   ========
Net assets consist of:
 Contractholders' net payments............................ $2,382,980   $5,250,014  $ 9,248,346   $689,660
 Undistributed net investment income (loss)...............     12,457      171,701      (33,358)     5,202
 Accumulated net realized gain (loss) on investments......     (5,215)    (310,129)  (2,127,918)   (13,064)
 Net unrealized appreciation (depreciation) of investments     13,534     (338,188)    (626,391)     8,469
                                                           ----------   ----------  -----------   --------
Net assets................................................ $2,403,756   $4,773,398  $ 6,460,679   $690,267
                                                           ==========   ==========  ===========   ========
Number of units outstanding*..............................    225,902      391,035      874,920     70,924
                                                           ----------   ----------  -----------   --------
Net asset value per unit outstanding*..................... $    10.64   $    12.21  $      7.38   $   9.73
                                                           ==========   ==========  ===========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                  MONY Custom Equity Master
--------------------------------------------------------------------------------------------------
 Enterprise Accumulation Trust                           Fidelity Variable Insurance Products Funds
-------------------------------                          -----------------------------------------
                                               Dreyfus
                                  Dreyfus     Socially                                  VIP III
Worldwide   Emerging   Mid-Cap     Stock     Responsible    VIP          VIP II         Growth
  Growth   Countries    Growth     Index       Growth      Growth      Contrafund    Opportunities
Subaccount Subaccount Subaccount Subaccount  Subaccount  Subaccount    Subaccount     Subaccount
---------- ---------- ---------- ----------  ----------- ----------    ----------    -------------
  10,517      14,961     46,518     241,988      34,415     123,808       197,894         67,201
 =======    ========   ========  ==========  ==========   ==========    ==========    ==========
 $89,714    $133,425   $335,634  $7,365,603  $  978,413  $4,331,692    $4,062,300     $1,066,690
 =======    ========   ========  ==========  ==========   ==========    ==========    ==========
 $94,550    $153,651   $348,418  $7,099,915  $  898,579  $4,093,087    $4,054,854     $  997,939
     185          34        735       9,279       1,527       7,814         6,513          2,025
      35           3        191       1,903         408       1,516         1,351            453
 -------    --------   --------  ----------  ----------   ----------    ----------    ----------
  94,770     153,688    349,344   7,111,097     900,514   4,102,417     4,062,718      1,000,417
 -------    --------   --------  ----------  ----------   ----------    ----------    ----------
      41          13        214       2,378         468       1,789         1,622            520
     185          34        735       9,279       1,527       7,814         6,513          2,025
 -------    --------   --------  ----------  ----------   ----------    ----------    ----------
     226          47        949      11,657       1,995       9,603         8,135          2,545
 -------    --------   --------  ----------  ----------   ----------    ----------    ----------
 $94,544    $153,641   $348,395  $7,099,440  $  898,519  $4,092,814    $4,054,583     $  997,872
 =======    ========   ========  ==========  ==========   ==========    ==========    ==========
 $92,069    $134,741   $343,463  $7,731,582  $1,089,896  $4,780,062    $4,308,501     $1,166,965
    (146)       (268)      (401)    135,238       2,705     137,097       109,813         10,376
  (2,216)     (1,058)    (7,450)   (501,693)   (114,248)   (585,741)     (356,284)      (110,717)
   4,837      20,226     12,783    (265,687)    (79,834)   (238,604)       (7,447)       (68,752)
 -------    --------   --------  ----------  ----------   ----------    ----------    ----------
 $94,544    $153,641   $348,395  $7,099,440  $  898,519  $4,092,814    $4,054,583     $  997,872
 =======    ========   ========  ==========  ==========   ==========    ==========    ==========
  10,544      15,015     47,097     832,437     121,654     499,520       426,217        141,388
 -------    --------   --------  ----------  ----------   ----------    ----------    ----------
 $  8.97    $  10.23   $   7.40  $     8.53  $     7.39  $     8.19    $     9.51     $     7.06
 =======    ========   ========  ==========  ==========   ==========    ==========    ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                          March 31, 2002 (unaudited)

                                           MONY Custom Equity Master
                               -------------------------------------------------
                                               Janus Aspen Series
                               -------------------------------------------------
                                Aggressive                Capital     Worldwide
                                  Growth     Balanced   Appreciation    Growth
                                Subaccount  Subaccount   Subaccount   Subaccount      Total
                               -----------  ----------  ------------ -----------  ------------
           ASSETS
Shares held in respective
  Funds.......................     246,276     149,093      181,469      188,836    21,338,236
                               ===========  ==========   ==========  ===========  ============
Investments at cost........... $ 6,006,657  $3,440,544   $4,126,398  $ 5,799,428  $142,880,811
                               ===========  ==========   ==========  ===========  ============
Investments in respective
  Funds, at net asset value... $ 4,927,984  $3,397,826   $3,698,339  $ 5,344,063  $134,941,837
Amount due from MONY America..      10,308       6,653        7,088        8,577       214,016
Amount due from respective
  Funds.......................       2,184       1,124        1,573        2,001       118,929
                               -----------  ----------   ----------  -----------  ------------
       Total assets...........   4,940,476   3,405,603    3,707,000    5,354,641   135,274,782
                               -----------  ----------   ----------  -----------  ------------
         LIABILITIES
Amount due to MONY America....       2,513       1,350        1,820        2,358       127,966
Amount due to respective Funds      10,308       6,653        7,088        8,577       214,016
                               -----------  ----------   ----------  -----------  ------------
       Total liabilities......      12,821       8,003        8,908       10,935       341,982
                               -----------  ----------   ----------  -----------  ------------
Net assets.................... $ 4,927,655  $3,397,600   $3,698,092  $ 5,343,706  $134,932,800
                               ===========  ==========   ==========  ===========  ============
Net assets consist of:
  Contractholders' net
   payments................... $ 8,532,931  $3,466,517   $4,822,822  $ 6,823,395   149,177,525
  Undistributed net
   investment income (loss)...     275,177     125,203       47,185      154,295    11,656,238
  Accumulated net realized
   gain (loss) on investments.  (2,801,779)   (151,401)    (743,856)  (1,178,619)  (17,961,993)
  Net unrealized appreciation
   (depreciation) of
   investments................  (1,078,674)    (42,719)    (428,059)    (455,365)   (7,938,970)
                               -----------  ----------   ----------  -----------  ------------
Net assets.................... $ 4,927,655  $3,397,600   $3,698,092  $ 5,343,706  $134,932,800
                               ===========  ==========   ==========  ===========  ============
Number of units outstanding*..     947,680     342,223      448,760      633,091
                               -----------  ----------   ----------  -----------
Net asset value per unit
  outstanding*................ $      5.20  $     9.93   $     8.24  $      8.44
                               ===========  ==========   ==========  ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

             For the three months ended March 31, 2002 (unaudited)

                                           MONY Custom Equity Master
                                 --------------------------------------------
                                            MONY Series Fund, Inc.
                                 --------------------------------------------
                                 Intermediate Long Term  Government   Money
                                  Term Bond      Bond    Securities   Market
                                  Subaccount  Subaccount Subaccount Subaccount
                                 ------------ ---------- ---------- ----------
  Dividend income...............   $ 62,436   $ 121,503   $ 64,094   $28,835
  Distribution from net
    realized gains..............          0           0          0         0
  Mortality and expense risk
    charges.....................     (1,252)     (2,087)    (1,592)   (6,521)
                                   --------   ---------   --------   -------
  Net investment income (loss)..     61,184     119,416     62,502    22,314
                                   --------   ---------   --------   -------
  Realized and unrealized gain
    (loss) on investments:
    Net realized gain (loss) on
     investments................      5,901      14,387      7,981         0
    Net change in unrealized
     appreciation
     (depreciation) of
     investments................    (75,052)   (172,438)   (77,005)        0
                                   --------   ---------   --------   -------
  Net realized and unrealized
    gain (loss) on investments..    (69,151)   (158,051)   (69,024)        0
                                   --------   ---------   --------   -------
  Net increase (decrease) in
    net assets resulting from
    operations..................   $ (7,967)  $ (38,635)  $ (6,522)  $22,314
                                   ========   =========   ========   =======

                      See notes to financial statements.

                                   MONY Custom Equity Master
-----------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------
           Small Company            International High Yield            Growth and Small Company
  Equity       Value      Managed      Growth        Bond      Growth     Income      Growth
Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
---------- ------------- ---------- ------------- ---------- ---------- ---------- -------------
$       0   $       --   $      --    $      --    $ 51,552  $      (0) $      (0)   $       0
        0            0           0            0           0          0          0            0
   (6,800)      (8,021)     (7,942)      (2,226)     (2,004)   (17,809)    (6,853)      (4,516)
---------   ----------   ---------    ---------    --------  ---------  ---------    ---------
   (6,800)      (8,021)     (7,942)      (2,226)     49,548    (17,809)    (6,853)      (4,516)
---------   ----------   ---------    ---------    --------  ---------  ---------    ---------
 (551,231)    (256,638)   (413,827)    (179,052)    (16,702)  (338,532)  (126,116)    (102,461)
  499,875    1,046,220     308,871      164,322       1,504    316,229     95,062      314,629
---------   ----------   ---------    ---------    --------  ---------  ---------    ---------
  (51,356)     789,582    (104,956)     (14,730)    (15,198)   (22,303)   (31,054)     212,168
---------   ----------   ---------    ---------    --------  ---------  ---------    ---------
$ (58,156)  $  781,561   $(112,898)   $ (16,956)   $ 34,350  $ (40,112) $ (37,907)   $ 207,652
=========   ==========   =========    =========    ========  =========  =========    =========

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (continued)

             For the three months ended March 31, 2002 (unaudited)

                                           MONY Custom Equity Master
                                 --------------------------------------------
                                         Enterprise Accumulation Trust
                                 --------------------------------------------

                                   Equity     Capital    Multi-Cap
                                   Income   Appreciation   Growth    Balanced
                                 Subaccount  Subaccount  Subaccount Subaccount
                                 ---------- ------------ ---------- ----------
  Dividend income...............  $     (0)  $      (0)  $       0   $     0
  Distribution from net
    realized gains..............         0           0           0         0
  Mortality and expense risk
    charges.....................    (1,862)     (3,776)     (5,246)     (524)
                                  --------   ---------   ---------   -------
  Net investment income (loss)..    (1,862)     (3,776)     (5,246)     (524)
                                  --------   ---------   ---------   -------
  Realized and unrealized gain
    (loss) on investments:
    Net realized gain (loss) on
     investments................    (7,966)   (131,398)   (397,539)   (4,254)
    Net change in unrealized
     appreciation
     (depreciation) of
     investments................   111,600     328,037      87,959     1,901
                                  --------   ---------   ---------   -------
  Net realized and unrealized
    gain (loss) on investments..   103,634     196,639    (309,580)   (2,353)
                                  --------   ---------   ---------   -------
  Net increase (decrease) in
    net assets resulting from
    operations..................  $101,772   $ 192,863   $(314,826)  $(2,877)
                                  ========   =========   =========   =======

----------
**Commencement of operations

                      See notes to financial statements.

                                 MONY Custom Equity Master
-------------------------------------------------------------------------------------------------
 Enterprise Accumulation Trust                          Fidelity Variable Insurance Products Funds
-------------------------------                         -----------------------------------------
                                              Dreyfus
                                  Dreyfus    Socially                                 VIP III
Worldwide   Emerging   Mid-Cap     Stock    Responsible    VIP          VIP II        Growth
  Growth   Countries    Growth     Index      Growth      Growth      Contrafund   Opportunities
Subaccount Subaccount Subaccount Subaccount Subaccount  Subaccount    Subaccount    Subaccount
---------- ---------- ---------- ---------- ----------- ----------    ----------   -------------
  $    0    $     0    $     0   $  19,767   $     58   $   4,687      $ 26,158      $  7,757
       0          0          0           0          0           0             0             0
     (71)      (120)      (232)     (5,534)      (730)     (3,236)       (3,141)         (799)
  ------    -------    -------   ---------   --------   ---------      --------      --------
     (71)      (120)      (232)     14,233       (672)      1,451        23,017         6,958
  ------    -------    -------   ---------   --------   ---------      --------      --------
    (623)       418     (2,444)   (102,954)   (29,632)   (109,575)      (68,329)      (22,087)
   1,540     10,667       (322)    106,697     11,971      65,175       156,536         6,481
  ------    -------    -------   ---------   --------   ---------      --------      --------
     917     11,085     (2,766)      3,743    (17,661)    (44,400)       88,207       (15,606)
  ------    -------    -------   ---------   --------   ---------      --------      --------
  $  846    $10,965    $(2,998)  $  17,976   $(18,333)  $ (42,949)     $111,224      $ (8,648)
  ======    =======    =======   =========   ========   =========      ========      ========

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (continued)

             For the three months ended March 31, 2002 (unaudited)

                                         MONY Custom Equity Master
                               --------------------------------------------
                                            Janus Aspen Series
                               --------------------------------------------
                               Aggressive              Capital    Worldwide
                                 Growth    Balanced  Appreciation   Growth
                               Subaccount Subaccount  Subaccount  Subaccount    Total
                               ---------- ---------- ------------ ---------- -----------
Dividend income............... $       0   $     (0)  $      (0)  $      (0) $   386,847
Distribution from net
  realized gains..............         0          0           0           0            0
Mortality and expense risk
  charges.....................    (3,922)    (2,682)     (2,948)     (4,154)    (106,600)
                               ---------   --------   ---------   ---------  -----------
Net investment income (loss)..    (3,922)    (2,682)     (2,948)     (4,154)     280,247
                               ---------   --------   ---------   ---------  -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................  (507,483)   (23,061)   (154,098)   (200,755)  (3,718,070)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................    70,249     56,619      98,307     172,685    3,708,319
                               ---------   --------   ---------   ---------  -----------
Net realized and unrealized
  gain (loss) on investments..  (437,234)    33,558     (55,791)    (28,070)      (9,751)
                               ---------   --------   ---------   ---------  -----------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(441,156)  $ 30,876   $ (58,739)  $ (32,224) $   270,496
                               =========   ========   =========   =========  ===========

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF CHANGES IN NET ASSETS


                                             MONY Custom Equity Master
                               ----------------------------------------------------
                                              MONY Series Fund, Inc.
                               ----------------------------------------------------
                                      Intermediate                Long Term
                                       Term Bond                     Bond
                                       Subaccount                 Subaccount
                               -------------------------  -------------------------
                               For the three For the year For the three For the year
                               months ended     ended     months ended     ended
                                 March 31,   December 31,   March 31,   December 31,
                                   2002          2001         2002          2001
                               ------------- ------------ ------------- ------------
                                (unaudited)                (unaudited)
From operations:
 Net investment income (loss).  $   61,184    $   38,478   $  119,416    $   53,026
 Net realized gain (loss) on
   investments................       5,901        18,726       14,387        39,271
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (75,052)       12,660     (172,438)      (13,192)
                                ----------    ----------   ----------    ----------
Net increase (decrease) in
 net assets resulting from
 operations...................      (7,967)       69,864      (38,635)       79,105
                                ----------    ----------   ----------    ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........     264,079     1,045,876      423,739     1,698,621
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (79,253)     (337,013)    (146,314)     (439,927)
                                ----------    ----------   ----------    ----------
Net increase from unit
 transactions.................     184,826       708,863      277,425     1,258,694
                                ----------    ----------   ----------    ----------
Net increase in net assets....     176,859       778,727      238,790     1,337,799
Net assets beginning of period   1,395,755       617,028    2,342,565     1,004,766
                                ----------    ----------   ----------    ----------
Net assets end of period*.....  $1,572,614    $1,395,755   $2,581,355    $2,342,565
                                ==========    ==========   ==========    ==========
Unit transactions:
Units outstanding beginning
 of period....................     119,810        57,274      209,209        95,045
Units issued during the period      22,568        92,223       37,586       154,135
Units redeemed during the
 period.......................      (6,779)      (29,687)     (12,971)      (39,971)
                                ----------    ----------   ----------    ----------
Units outstanding end of
 period.......................     135,599       119,810      233,824       209,209
                                ==========    ==========   ==========    ==========
----------
*  Includes undistributed net
   investment income of:        $  126,148    $   64,964   $  210,046    $   90,630
                                ==========    ==========   ==========    ==========

                      See notes to financial statements.

                                         MONY Custom Equity Master
----------------------------------------------------------------------------------------------------------
               MONY Series Fund, Inc.                             Enterprise Accumulation Trust
----------------------------------------------------  ----------------------------------------------------
        Government                   Money                                             Small Company
        Securities                   Market                     Equity                     Value
        Subaccount                 Subaccount                 Subaccount                 Subaccount
-------------------------  -------------------------  -------------------------  -------------------------
For the three For the year For the three For the year For the three For the year For the three For the year
months ended     ended     months ended     ended     months ended     ended     months ended     ended
  March 31,   December 31,   March 31,   December 31,   March 31,   December 31,   March 31,   December 31,
    2002          2001         2002          2001         2002          2001         2002          2001
------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------
 (unaudited)                (unaudited)                (unaudited)                (unaudited)
 $   62,502    $   34,415   $    22,314  $   162,606   $   (6,800)  $ 1,198,672   $    (8,021) $ 1,746,284
      7,981        24,712             0            0     (551,231)   (2,137,173)     (256,638)    (853,313)
    (77,005)        1,185             0            0      499,875      (173,402)    1,046,220     (530,524)
 ----------    ----------   -----------  -----------   ----------   -----------   -----------  -----------
     (6,522)       60,312        22,314      162,606      (58,156)   (1,111,903)      781,561      362,447
 ----------    ----------   -----------  -----------   ----------   -----------   -----------  -----------
    438,706     1,248,637     2,316,353   10,168,732    1,184,336     5,897,441     1,730,177    5,655,360
   (146,102)     (279,378)   (2,098,029)  (6,171,129)    (525,479)   (1,953,936)     (564,143)  (1,726,609)
 ----------    ----------   -----------  -----------   ----------   -----------   -----------  -----------
    292,604       969,259       218,324    3,997,603      658,857     3,943,505     1,166,034    3,928,751
 ----------    ----------   -----------  -----------   ----------   -----------   -----------  -----------
    286,082     1,029,571       240,638    4,160,209      600,701     2,831,602     1,947,595    4,291,198
  1,706,687       677,116     7,435,335    3,275,126    7,908,754     5,077,152     8,905,061    4,613,863
 ----------    ----------   -----------  -----------   ----------   -----------   -----------  -----------
 $1,992,769    $1,706,687   $ 7,675,973  $ 7,435,335   $8,509,455   $ 7,908,754   $10,852,656  $ 8,905,061
 ==========    ==========   ===========  ===========   ==========   ===========   ===========  ===========
    146,574        61,762       649,426      295,900      887,133       460,705       641,682      348,647
     37,532       109,198       203,026      899,585      134,037       644,461       123,979      421,220
    (12,490)      (24,386)     (183,920)    (546,059)     (59,753)     (218,033)      (40,417)    (128,185)
 ----------    ----------   -----------  -----------   ----------   -----------   -----------  -----------
    171,616       146,574       668,532      649,426      961,417       887,133       725,244      641,682
 ==========    ==========   ===========  ===========   ==========   ===========   ===========  ===========
 $  114,146    $   51,644   $   354,534  $   332,220   $2,448,707   $ 2,455,507   $ 2,598,808  $ 2,606,829
 ==========    ==========   ===========  ===========   ==========   ===========   ===========  ===========

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                             MONY Custom Equity Master
                               ----------------------------------------------------
                                           Enterprise Accumulation Trust
                               ----------------------------------------------------
                                                                International
                                        Managed                     Growth
                                       Subaccount                 Subaccount
                               -------------------------  -------------------------
                               For the three For the year For the three For the year
                               months ended     ended     months ended     ended
                                 March 31,   December 31,   March 31,   December 31,
                                   2002          2001         2002          2001
                               ------------- ------------ ------------- ------------
                                (unaudited)                (unaudited)
From operations:
 Net investment income (loss).  $   (7,942)  $   602,335   $   (2,226)   $  275,475
 Net realized gain (loss) on
   investments................    (413,827)   (2,003,922)    (179,052)     (482,736)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     308,871       459,477      164,322      (544,222)
                                ----------   -----------   ----------    ----------
Net increase (decrease) in
 net assets resulting from
 operations...................    (112,898)     (942,110)     (16,956)     (751,483)
                                ----------   -----------   ----------    ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   1,310,798     4,810,867      328,556     1,794,627
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (586,813)   (2,209,806)    (169,762)     (631,112)
                                ----------   -----------   ----------    ----------
Net increase from unit
 transactions.................     723,985     2,601,061      158,794     1,163,515
                                ----------   -----------   ----------    ----------
Net increase in net assets....     611,087     1,658,951      141,838       412,032
Net assets beginning of period   9,326,781     7,667,830    2,692,647     2,280,615
                                ----------   -----------   ----------    ----------
Net assets end of period*.....  $9,937,868   $ 9,326,781   $2,834,485    $2,692,647
                                ==========   ===========   ==========    ==========
Unit transactions:
Units outstanding beginning
 of period....................     941,722       685,392      309,095       188,306
Units issued during the period     135,192       474,523       39,115       186,929
Units redeemed during the
 period.......................     (60,731)     (218,193)     (20,296)      (66,140)
                                ----------   -----------   ----------    ----------
Units outstanding end of
 period.......................   1,016,183       941,722      327,914       309,095
                                ==========   ===========   ==========    ==========
----------
*  Includes undistributed net
   investment income of:        $3,625,170   $ 3,633,112   $  492,118    $  492,118
                                ==========   ===========   ==========    ==========

                      See notes to financial statements.

                                         MONY Custom Equity Master
----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------
        High Yield                                            Growth and               Small Company
           Bond                      Growth                     Income                     Growth
        Subaccount                 Subaccount                 Subaccount                 Subaccount
-------------------------  -------------------------  -------------------------  -------------------------
For the three For the year For the three For the year For the three For the year For the three For the year
months ended     ended     months ended     ended     months ended     ended     months ended     ended
  March 31,   December 31,   March 31,   December 31,   March 31,   December 31,   March 31,   December 31,
    2002          2001         2002          2001         2002          2001         2002          2001
------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------
 (unaudited)                (unaudited)                (unaudited)                (unaudited)
 $   49,548    $  125,688   $   (17,809) $    23,055   $   (6,853)  $    37,891   $   (4,516)  $   152,669
    (16,702)      (59,261)     (338,532)  (1,190,103)    (126,116)     (145,616)    (102,461)     (328,203)
      1,504        (3,248)      316,229     (953,565)      95,062      (651,045)     314,629       150,337
 ----------    ----------   -----------  -----------   ----------   -----------   ----------   -----------
     34,350        63,179       (40,112)  (2,120,613)     (37,907)     (758,770)     207,652       (25,197)
 ----------    ----------   -----------  -----------   ----------   -----------   ----------   -----------
    475,642     1,568,635     2,770,096   11,205,567    1,163,564     5,148,141      904,171     3,362,375
   (127,824)     (405,194)   (1,275,755)  (4,638,585)    (509,767)   (1,746,492)    (465,838)   (1,476,779)
 ----------    ----------   -----------  -----------   ----------   -----------   ----------   -----------
    347,818     1,163,441     1,494,341    6,566,982      653,797     3,401,649      438,333     1,885,596
 ----------    ----------   -----------  -----------   ----------   -----------   ----------   -----------
    382,168     1,226,620     1,454,229    4,446,369      615,890     2,642,879      645,985     1,860,399
  2,187,593       960,973    20,906,637   16,460,268    8,063,628     5,420,749    5,284,534     3,424,135
 ----------    ----------   -----------  -----------   ----------   -----------   ----------   -----------
 $2,569,761    $2,187,593   $22,360,866  $20,906,637   $8,679,518   $ 8,063,628   $5,930,519   $ 5,284,534
 ==========    ==========   ===========  ===========   ==========   ===========   ==========   ===========
    206,143        95,559     2,036,137    1,396,706      758,620       447,828      338,648       210,319
     44,716       149,113       274,187    1,095,552      112,500       470,317       59,206       229,298
    (12,011)      (38,529)     (126,579)    (456,121)     (49,330)     (159,525)     (30,574)     (100,969)
 ----------    ----------   -----------  -----------   ----------   -----------   ----------   -----------
    238,848       206,143     2,183,745    2,036,137      821,790       758,620      367,280       338,648
 ==========    ==========   ===========  ===========   ==========   ===========   ==========   ===========
 $  218,058    $  218,058   $    82,626  $   100,435   $   26,081   $    32,934   $  160,198   $   164,714
 ==========    ==========   ===========  ===========   ==========   ===========   ==========   ===========

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                             MONY Custom Equity Master
                               ----------------------------------------------------
                                           Enterprise Accumulation Trust
                               ----------------------------------------------------
                                         Equity                    Capital
                                         Income                  Appreciation
                                       Subaccount                 Subaccount
                               -------------------------  -------------------------
                               For the three For the year For the three For the year
                               months ended     ended     months ended     ended
                                 March 31,   December 31,   March 31,   December 31,
                                   2002          2001         2002          2001
                               ------------- ------------ ------------- ------------
                                (unaudited)                (unaudited)
From operations:
 Net investment income (loss).  $   (1,862)   $   13,102   $   (3,776)  $    12,302
 Net realized gain (loss) on
   investments................      (7,966)        6,513     (131,398)     (496,675)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     111,600      (191,389)     328,037      (294,834)
                                ----------    ----------   ----------   -----------
Net increase (decrease) in
 net assets resulting from
 operations...................     101,772      (171,774)     192,863      (779,207)
                                ----------    ----------   ----------   -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........     305,069     1,407,091      538,488     2,693,407
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (124,612)     (388,858)    (303,374)   (1,134,462)
                                ----------    ----------   ----------   -----------
Net increase from unit
 transactions.................     180,457     1,018,233      235,114     1,558,945
                                ----------    ----------   ----------   -----------
Net increase in net assets....     282,229       846,459      427,977       779,738
Net assets beginning of period   2,121,527     1,275,068    4,345,421     3,565,683
                                ----------    ----------   ----------   -----------
Net assets end of period*.....  $2,403,756    $2,121,527   $4,773,398   $ 4,345,421
                                ==========    ==========   ==========   ===========
Unit transactions:
Units outstanding beginning
 of period....................     208,347       111,358      371,317       245,534
Units issued during the period      29,728       134,109       45,330       220,275
Units redeemed during the
 period.......................     (12,173)      (37,120)     (25,612)      (94,492)
                                ----------    ----------   ----------   -----------
Units outstanding end of
 period.......................     225,902       208,347      391,035       371,317
                                ==========    ==========   ==========   ===========
----------
*  Includes undistributed net
   investment income (loss)
   of:                          $   12,457    $   14,319   $  171,701   $   175,477
                                ==========    ==========   ==========   ===========

** Commencement of operations

                      See notes to financial statements.

                                               MONY Custom Equity Master
-----------------------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------------------
        Multi-Cap                                                 Worldwide                         Emerging
          Growth                    Balanced                        Growth                         Countries
        Subaccount                 Subaccount                     Subaccount                       Subaccount
-------------------------  --------------------------  -------------------------------  -------------------------------
For the three For the year For the period For the year For the period  For the period   For the period  For the period
months ended     ended         ended         ended         ended        May 3, 2001**       ended       May 24, 2001**
  March 31,   December 31,   March 31,    December 31,   March 31,         through        March 31,         through
    2002          2001          2002          2001          2002      December 31, 2001      2002      December 31, 2001
------------- ------------ -------------- ------------ -------------- ----------------- -------------- -----------------
 (unaudited)                (unaudited)                 (unaudited)                      (unaudited)
 $   (5,246)  $   (18,637)    $   (524)    $   5,108      $   (71)         $   (75)        $   (120)       $   (148)
   (397,539)   (1,405,665)      (4,254)       (8,920)        (623)          (1,593)             418          (1,476)
     87,959       521,072        1,901         4,335        1,540            3,297           10,667           9,559
 ----------   -----------     --------     ---------      -------          -------         --------        --------
   (314,826)     (903,230)      (2,877)          523          846            1,629           10,965           7,935
 ----------   -----------     --------     ---------      -------          -------         --------        --------
  1,001,037     4,393,997      156,089       506,573       27,409           80,669           10,518         135,146
   (586,227)   (1,771,818)     (41,001)     (121,547)      (6,272)          (9,737)          (4,847)         (6,076)
 ----------   -----------     --------     ---------      -------          -------         --------        --------
    414,810     2,622,179      115,088       385,026       21,137           70,932            5,671         129,070
 ----------   -----------     --------     ---------      -------          -------         --------        --------
     99,984     1,718,949      112,211       385,549       21,983           72,561           16,636         137,005
  6,360,695     4,641,746      578,056       192,507       72,561                0          137,005               0
 ----------   -----------     --------     ---------      -------          -------         --------        --------
 $6,460,679   $ 6,360,695     $690,267     $ 578,056      $94,544          $72,561         $153,641        $137,005
 ==========   ===========     ========     =========      =======          =======         ========        ========
    818,793       494,446       59,101        18,855        8,149                0           14,433               0
    135,702       551,550       16,062        52,973        3,111            9,247            1,079          15,154
    (79,575)     (227,203)      (4,239)      (12,727)        (716)          (1,098)            (497)           (721)
 ----------   -----------     --------     ---------      -------          -------         --------        --------
    874,920       818,793       70,924        59,101       10,544            8,149           15,015          14,433
 ==========   ===========     ========     =========      =======          =======         ========        ========
 $  (33,358)  $   (28,112)    $  5,202     $   5,726      $  (146)         $   (75)        $   (268)       $   (148)
 ==========   ===========     ========     =========      =======          =======         ========        ========

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                              MONY Custom Equity Master
                               -------------------------------------------------------
                               Enterprise Accumulation Trust
                               ----------------------------
                                                                      Dreyfus
                                          Mid-Cap                      Stock
                                          Growth                       Index
                                        Subaccount                   Subaccount
                               ----------------------------  -------------------------
                               For the period For the period For the three For the year
                                   ended          ended      months ended     ended
                                 March 31,      March 31,      March 31,   December 31,
                                    2002           2002          2002          2001
                               -------------- -------------- ------------- ------------
                                (unaudited)                   (unaudited)
From operations:
 Net investment income (loss).    $   (232)      $   (169)    $   14,233   $    69,547
 Net realized gain (loss) on
   investments................      (2,444)        (5,006)      (102,954)     (394,027)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................        (322)        13,105        106,697      (150,787)
                                  --------       --------     ----------   -----------
Net increase (decrease) in
 net assets resulting from
 operations...................      (2,998)         7,930         17,976      (475,267)
                                  --------       --------     ----------   -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........     127,165        253,265      1,296,373     5,257,148
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (18,205)       (18,762)      (401,695)   (1,251,894)
                                  --------       --------     ----------   -----------
Net increase from unit
 transactions.................     108,960        234,503        894,678     4,005,254
                                  --------       --------     ----------   -----------
Net increase in net assets....     105,962        242,433        912,654     3,529,987
Net assets beginning of period     242,433              0      6,186,786     2,656,799
                                  --------       --------     ----------   -----------
Net assets end of period*.....    $348,395       $242,433     $7,099,440   $ 6,186,786
                                  ========       ========     ==========   ===========
Unit transactions:
Units outstanding beginning
 of period....................      31,935              0        726,355       272,935
Units issued during the period      17,676         34,505        153,957       598,841
Units redeemed during the
 period.......................      (2,514)        (2,570)       (47,875)     (145,421)
                                  --------       --------     ----------   -----------
Units outstanding end of
 period.......................      47,097         31,935        832,437       726,355
                                  ========       ========     ==========   ===========
----------
*Includes undistributed net
 investment income of:            $   (401)      $   (169)    $  135,238   $   121,005
                                  ========       ========     ==========   ===========

                      See notes to financial statements.

                                         MONY Custom Equity Master
----------------------------------------------------------------------------------------------------------
                                              Fidelity Variable Insurance Products Funds
                           -------------------------------------------------------------------------------
         Dreyfus
         Socially                     VIP                       VIP II                    VIP III
    Responsible Growth               Growth                   Contrafund            Growth Opportunities
        Subaccount                 Subaccount                 Subaccount                 Subaccount
-------------------------  -------------------------  -------------------------  -------------------------
For the three For the year For the three For the year For the three For the year For the three For the year
months ended     ended     months ended     ended     months ended     ended     months ended     ended
  March 31,   December 31,   March 31,   December 31,   March 31,   December 31,   March 31,   December 31,
    2002          2001         2002          2001         2002          2001         2002          2001
------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------
 (unaudited)                (unaudited)                (unaudited)                (unaudited)
  $   (672)    $  (1,683)   $    1,451    $  123,802   $   23,017    $   59,853    $  6,958     $  (1,127)
   (29,632)      (89,879)     (109,575)     (449,044)     (68,329)     (250,137)    (22,087)      (78,125)
    11,971       (54,540)       65,175      (109,497)     156,536       (87,355)      6,481       (16,829)
  --------     ---------    ----------    ----------   ----------    ----------    --------     ---------
   (18,333)     (146,102)      (42,949)     (434,739)     111,224      (277,639)     (8,648)      (96,081)
  --------     ---------    ----------    ----------   ----------    ----------    --------     ---------
   170,671       770,425       698,235     3,281,560      597,462     2,684,559     129,897       698,789
   (91,221)     (176,215)     (277,705)     (818,725)    (262,857)     (726,918)    (65,710)     (209,934)
  --------     ---------    ----------    ----------   ----------    ----------    --------     ---------
    79,450       594,210       420,530     2,462,835      334,605     1,957,641      64,187       488,855
  --------     ---------    ----------    ----------   ----------    ----------    --------     ---------
    61,117       448,108       377,581     2,028,096      445,829     1,680,002      55,539       392,774
   837,402       389,294     3,715,233     1,687,137    3,608,754     1,928,752     942,333       549,559
  --------     ---------    ----------    ----------   ----------    ----------    --------     ---------
  $898,519     $ 837,402    $4,092,814    $3,715,233   $4,054,583    $3,608,754    $997,872     $ 942,333
  ========     =========    ==========    ==========   ==========    ==========    ========     =========
   110,913        39,772       447,940       166,741      389,954       182,000     132,217        65,733
    23,028        93,353        85,675       377,843       64,815       286,751      18,604        95,149
   (12,287)      (22,212)      (34,095)      (96,644)     (28,552)      (78,797)     (9,433)      (28,665)
  --------     ---------    ----------    ----------   ----------    ----------    --------     ---------
   121,654       110,913       499,520       447,940      426,217       389,954     141,388       132,217
  ========     =========    ==========    ==========   ==========    ==========    ========     =========
  $  2,705     $   3,377       137,097    $  135,646   $  109,813    $   86,796    $ 10,376     $   3,418
  ========     =========    ==========    ==========   ==========    ==========    ========     =========

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                             MONY Custom Equity Master
                               ----------------------------------------------------
                                                Janus Aspen Series
                               ----------------------------------------------------
                                       Aggressive
                                         Growth                    Balanced
                                       Subaccount                 Subaccount
                               -------------------------  -------------------------
                               For the three For the year For the three For the year
                               months ended     ended     months ended     ended
                                 March 31,   December 31,   March 31,   December 31,
                                   2002          2001         2002          2001
                               ------------- ------------ ------------- ------------
                                (unaudited)                (unaudited)
From operations:
 Net investment income (loss).  $   (3,922)  $   (13,700)  $   (2,682)   $   60,268
 Net realized gain (loss) on
   investments................    (507,483)   (2,027,594)     (23,061)     (105,414)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      70,249       211,003       56,619       (27,979)
                                ----------   -----------   ----------    ----------
Net increase (decrease) in
 net assets resulting from
 operations...................    (441,156)   (1,830,291)      30,876       (73,125)
                                ----------   -----------   ----------    ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........     973,395     4,723,331      588,442     2,392,089
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (466,301)   (1,417,387)    (258,334)     (554,296)
                                ----------   -----------   ----------    ----------
Net increase from unit
 transactions.................     507,094     3,305,944      330,108     1,837,793
                                ----------   -----------   ----------    ----------
Net increase in net assets....      65,938     1,475,653      360,984     1,764,668
Net assets beginning of period   4,861,717     3,386,064    3,036,616     1,271,948
                                ----------   -----------   ----------    ----------
Net assets end of period*.....  $4,927,655   $ 4,861,717   $3,397,600    $3,036,616
                                ==========   ===========   ==========    ==========
Unit transactions:
Units outstanding beginning
 of period....................     850,465       357,290      308,589       122,793
Units issued during the period     186,780       714,405       59,942       242,250
Units redeemed during the
 period.......................     (89,565)     (221,230)     (26,308)      (56,454)
                                ----------   -----------   ----------    ----------
Units outstanding end of
 period.......................     947,680       850,465      342,223       308,589
                                ==========   ===========   ==========    ==========
----------
*Includes undistributed net
 investment income of:          $  275,177   $   279,099   $  125,203    $  127,885
                                ==========   ===========   ==========    ==========

                      See notes to financial statements.

              MONY Custom Equity Master
----------------------------------------------------
                 Janus Aspen Series
----------------------------------------------------
         Capital                   Worldwide
       Appreciation                  Growth
        Subaccount                 Subaccount                    Total
-------------------------  -------------------------  --------------------------
For the three For the year For the three For the year
months ended     ended     months ended     ended
  March 31,   December 31,   March 31,   December 31,
    2002          2001         2002          2001         2002          2001
------------- ------------ ------------- ------------ ------------  ------------
 (unaudited)                (unaudited)
 $   (2,948)   $   29,699   $   (4,154)  $     9,017  $    280,247  $  4,797,753
   (154,098)     (586,101)    (200,755)     (908,964)   (3,718,070)  (13,919,725)
     98,307      (109,141)     172,685       (44,378)    3,708,319    (2,569,897)
 ----------    ----------   ----------   -----------  ------------  ------------
    (58,739)     (665,543)     (32,224)     (944,325)      270,496   (11,691,869)
 ----------    ----------   ----------   -----------  ------------  ------------
    546,519     2,571,656      916,520     4,153,693    21,393,506    89,608,277
   (261,339)     (827,084)    (426,915)   (1,361,933)  (10,291,694)  (32,811,606)
 ----------    ----------   ----------   -----------  ------------  ------------
    285,180     1,744,572      489,605     2,791,760    11,101,812    56,796,671
 ----------    ----------   ----------   -----------  ------------  ------------
    226,441     1,079,029      457,381     1,847,435    11,372,308    45,104,802
  3,471,651     2,392,622    4,886,325     3,038,890   123,560,492    78,455,690
 ----------    ----------   ----------   -----------  ------------  ------------
 $3,698,092    $3,471,651   $5,343,706     4,886,325  $134,932,800   123,560,492
 ==========    ==========   ==========   ===========  ============  ============
    414,025       222,664      573,563       275,632
     66,769       285,855      111,348       449,887
    (32,034)      (94,494)     (51,820)     (151,956)
 ----------    ----------   ----------   -----------
    448,760       414,025      633,091       573,563
 ==========    ==========   ==========   ===========
 $   47,185    $   50,133   $  154,295   $   158,449  $ 11,608,916  $ 11,375,991
 ==========    ==========   ==========   ===========  ============  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (unaudited)


1.  Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

   There are twenty-eight MONY Custom Equity Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2.  Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)



3.  Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the three months ended March 31, 2002 aggregated $7,137,670.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Custom Equity Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the three months ended March 31, 2001, MONY America received $17,345 in aggregate from certain Funds in connection with Custom Equity Master Subaccounts.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)



4.  Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended March 31, 2002 were as follows:

                                               Cost of Shares Acquired   Proceeds from
MONY Custom Equity Master Subaccounts          (Excludes Reinvestments) Shares Redeemed
-------------------------------------          ------------------------ ---------------
                                                             (unaudited)
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio..............        $  279,569          $   96,120
Long Term Bond Portfolio......................           461,054             185,935
Government Securities Portfolio...............           443,035             152,178
Money Market Portfolio........................         2,823,700           2,612,617

Enterprise Accumulation Trust
Equity Portfolio..............................         1,262,409             611,153
Small Company Value Portfolio.................         1,869,143             711,893
Managed Portfolio.............................         1,362,015             646,896
International Growth Portfolio................           344,025             187,721
High Yield Bond Portfolio.....................           506,351             160,737
Growth Portfolio..............................         2,942,705           1,468,245
Growth and Income Portfolio...................         1,252,934             606,772
Small Company Growth Portfolio................         1,005,345             572,020
Equity Income Portfolio.......................           319,917             141,519
Capital Appreciation Portfolio................           611,313             380,397
Multi-Cap Growth Portfolio....................         1,053,263             644,355
Balanced Portfolio............................           196,489              82,334
Worldwide Growth Portfolio....................            27,814               6,753
Emerging Countries Portfolio..................            10,533               4,994
Mid-Cap Growth Portfolio......................           128,703              19,989

Dreyfus
Dreyfus Stock Index Fund......................         1,329,779             441,191
Dreyfus Socially Responsible Growth Fund, Inc.           171,547              92,910

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..........................           720,183             303,250
VIP II Contrafund Portfolio...................           636,657             305,529
VIP III Growth Opportunities Portfolio........           131,286              67,989

Janus Aspen Series
Aggressive Growth Portfolio...................         1,003,986             501,304
Balanced Portfolio............................           610,837             283,695
Capital Appreciation Portfolio................           556,769             274,881
Worldwide Growth Portfolio....................           947,556             332,930

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

            NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)


5.  Financial Highlights:

   For a unit outstanding through the period ended March 31, 2002:

                                                                               For the period ended
                                                    At March 31, 2002             March 31, 2002
                                               --------------------------- --------------------------
                                                                           Investment
                                                          Unit  Net Assets   Income   Expense   Total
MONY Custom Equity Master Subaccounts            Units   Values   (000s)     Ratio*   Ratio** Return***
-------------------------------------          --------- ------ ---------- ---------- ------- ---------
MONY Series Fund, Inc.
Intermediate Term Bond Subaccount.............   135,599 $11.60  $ 1,573      0.04%    0.35%    (0.43)%
Long Term Bond Subaccount.....................   233,824  11.04    2,581      0.05     0.35     (1.40)
Government Securities Subaccount..............   171,616  11.61    1,993      0.03     0.35     (0.29)
Money Market Subaccount.......................   668,532  11.48    7,676      0.00     0.35      0.27

Enterprise Accumulation Trust
Equity Subaccount.............................   961,417   8.85    8,509      0.00     0.35     (0.67)
Small Company Value Subaccount................   725,244  14.96   10,853      0.00     0.35      7.80
Managed Subaccount............................ 1,016,183   9.78    9,938      0.00     0.35     (1.25)
International Growth Subaccount...............   327,914   8.64    2,834      0.00     0.35     (0.82)
High Yield Bond Subaccount....................   238,848  10.76    2,570      0.02     0.35      1.39
Growth Subaccount............................. 2,183,745  10.24   22,361      0.00     0.35     (0.27)
Growth and Income Subaccount..................   821,790  10.56    8,680      0.00     0.35     (0.65)
Small Company Growth Subaccount...............   367,280  16.15    5,931      0.00     0.35      3.49
Equity Income Subaccount......................   225,902  10.64    2,404      0.00     0.35      4.49
Capital Appreciation Subaccount...............   391,035  12.21    4,773      0.00     0.35      4.33
Multi-Cap Growth Subaccount...................   874,920   7.38    6,461      0.00     0.35     (5.00)
Balanced Subaccount...........................    70,924   9.73      690      0.00     0.35     (0.52)
Worldwide Growth Subaccount (1)...............    10,544   8.97       95      0.00     0.35      0.74
Emerging Countries Subaccount (2).............    15,015  10.23      154      0.00     0.35      7.77
Mid-Cap Growth Subaccount (3).................    47,097   7.40      348      0.00     0.35     (2.52)

Dreyfus
Dreyfus Stock Index Subaccount................   832,437   8.53    7,099      0.00     0.35      0.15
Dreyfus Socially Responsible Growth Subaccount   121,654   7.39      899      0.00     0.35     (2.12)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.........................   499,520   8.19    4,093      0.00     0.35     (1.25)
VIP II Contrafund Subaccount..................   426,217   9.51    4,055      0.00     0.35      2.76
VIP III Growth Opportunities Subaccount.......   141,388   7.06      998      0.00     0.35     (0.94)

Janus Aspen Series
Aggressive Growth Subaccount..................   947,680   5.20    4,928      0.00     0.35     (9.04)
Balanced Subaccount...........................   342,223   9.93    3,398      0.00     0.35      0.91
Capital Appreciation Subaccount...............   448,760   8.24    3,698      0.00     0.35     (1.73)
Worldwide Growth Subaccount...................   633,091   8.44    5,344      0.00     0.35     (0.93)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (unaudited)

                                March 31, 2002

                                           MONY Custom Estate Master
                                 ---------------------------------------------
                                            MONY Series Fund, Inc.
                                 ---------------------------------------------
                                 Intermediate Long Term  Government   Money
                                  Term Bond      Bond    Securities   Market
                                  Subaccount  Subaccount Subaccount Subaccount
                                 ------------ ---------- ---------- ----------
             ASSETS
  Shares held in respective
    Funds.......................     27,630      26,316     21,885   1,107,420
                                   ========    ========   ========  ==========
  Investments at cost...........   $307,988    $336,968   $244,645  $1,107,420
                                   ========    ========   ========  ==========
  Investments in respective
    Funds, at net asset value...   $297,847    $330,798   $242,264  $1,107,420
  Amount due from MONY America..          0          91         91           0
  Amount due from respective
    Funds.......................         50         137         25          27
                                   --------    --------   --------  ----------
         Total assets...........    297,897     331,026    242,380   1,107,447
                                   --------    --------   --------  ----------
           LIABILITIES
  Amount due to MONY America....         71         159         41         102
  Amount due to respective Funds          0          91         91           0
                                   --------    --------   --------  ----------
         Total liabilities......         71         250        132         102
                                   --------    --------   --------  ----------
  Net assets....................   $297,826    $330,776   $242,248  $1,107,345
                                   ========    ========   ========  ==========
  Net assets consist of:
    Contractholders' net
     payments...................   $273,748    $299,549   $226,520  $1,041,844
    Undistributed net
     investment income (loss)...     33,192      43,210     16,860      65,501
    Accumulated net realized
     gain (loss) on investments.      1,027      (5,814)     1,248           0
    Net unrealized appreciation
     (depreciation) of
     investments................    (10,141)     (6,169)    (2,380)          0
                                   --------    --------   --------  ----------
  Net assets....................   $297,826    $330,776   $242,248  $1,107,345
                                   ========    ========   ========  ==========
  Number of units outstanding*..     25,508      29,130     20,789      96,612
                                   --------    --------   --------  ----------
  Net asset value per unit
    outstanding*................   $  11.68    $  11.36   $  11.65  $    11.46
                                   ========    ========   ========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                   MONY Custom Estate Master
-----------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------
              Small                                                                    Small
             Company                International High Yield             Growth and   Company
  Equity      Value      Managed       Growth        Bond      Growth      Income      Growth
Subaccount  Subaccount  Subaccount   Subaccount   Subaccount Subaccount  Subaccount  Subaccount
----------  ----------  ----------  ------------- ---------- ----------  ----------  ----------
    48,894      51,962      70,819       62,054      95,136     595,063     278,931     99,807
==========  ==========  ==========    =========    ========  ==========  ==========   ========
$1,013,318  $1,083,331  $1,563,464    $ 316,478    $434,579  $3,284,820  $1,651,397   $788,160
==========  ==========  ==========    =========    ========  ==========  ==========   ========
$  842,449  $1,098,470  $1,371,757    $ 266,832    $410,038  $3,094,328  $1,500,651   $813,427
     3,224         792       2,900           91          91       2,613           0      8,710
       836         250         221           89          82         746         360      2,166
----------  ----------  ----------    ---------    --------  ----------  ----------   --------
   846,509   1,099,512   1,374,878      267,012     410,211   3,097,687   1,501,011    824,303
----------  ----------  ----------    ---------    --------  ----------  ----------   --------
       893         327         313          107         109         958         458      2,220
     3,224         792       2,900           91          91       2,613           0      8,710
----------  ----------  ----------    ---------    --------  ----------  ----------   --------
     4,117       1,119       3,213          198         200       3,571         458     10,930
----------  ----------  ----------    ---------    --------  ----------  ----------   --------
$  842,392  $1,098,393  $1,371,665    $ 266,814    $410,011  $3,094,116  $1,500,553   $813,373
==========  ==========  ==========    =========    ========  ==========  ==========   ========
$  998,408  $  941,804  $1,481,922    $ 559,577    $394,400  $3,412,082  $1,614,891   $737,342
   235,129     276,892     498,392      112,262      48,854      13,746       4,701     20,929
  (220,275)   (135,441)   (416,941)    (355,380)     (8,703)   (141,220)     31,708     29,836
  (170,870)     15,138    (191,708)     (49,645)    (24,542)   (190,492)   (150,747)    25,266
----------  ----------  ----------    ---------    --------  ----------  ----------   --------
$  842,392  $1,098,393  $1,371,665    $ 266,814    $410,011  $3,094,116  $1,500,553   $813,373
==========  ==========  ==========    =========    ========  ==========  ==========   ========
    96,145      77,729     142,169       32,850      38,309     310,653     144,301     51,776
----------  ----------  ----------    ---------    --------  ----------  ----------   --------
$     8.76  $    14.13  $     9.65    $    8.12    $  10.70  $     9.96  $    10.40   $  15.71
==========  ==========  ==========    =========    ========  ==========  ==========   ========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

          STATEMENT OF ASSETS AND LIABILITIES (unaudited) (continued)

                                March 31, 2002

                                           MONY Custom Estate Master
                                 --------------------------------------------
                                         Enterprise Accumulation Trust
                                 --------------------------------------------
                                   Equity     Capital    Multi-Cap
                                   Income   Appreciation   Growth    Balanced
                                 Subaccount  Subaccount  Subaccount Subaccount
                                 ---------- ------------ ---------- ----------
             ASSETS
  Shares held in respective
    Funds.......................   157,335      90,120      72,727     36,932
                                  ========    ========   =========   ========
  Investments at cost...........  $830,020    $587,385   $ 666,236   $183,244
                                  ========    ========   =========   ========
  Investments in respective
    Funds, at net asset value...  $826,007    $535,313   $ 583,270   $178,749
  Amount due from MONY America..         0         453         883         18
  Amount due from respective
    Funds.......................       117         164         128         25
                                  --------    --------   ---------   --------
         Total assets...........   826,124     535,930     584,281    178,792
                                  --------    --------   ---------   --------
           LIABILITIES
  Amount due to MONY America....       172         200         166         37
  Amount due to respective Funds         0         453         883         18
                                  --------    --------   ---------   --------
         Total liabilities......       172         653       1,049         55
                                  --------    --------   ---------   --------
  Net assets....................  $825,952    $535,277   $ 583,232   $178,737
                                  ========    ========   =========   ========
  Net assets consist of:
    Contractholders' net
     payments...................  $828,469    $582,678   $ 800,311   $183,017
    Undistributed net
     investment income (loss)...     4,308      13,938      (2,596)     2,220
    Accumulated net realized
     gain (loss) on investments.    (2,811)     (9,267)   (131,518)    (2,004)
    Net unrealized appreciation
     (depreciation) of
     investments................    (4,014)    (52,072)    (82,965)    (4,496)
                                  --------    --------   ---------   --------
  Net assets....................  $825,952    $535,277   $ 583,232   $178,737
                                  ========    ========   =========   ========
  Number of units outstanding*..    79,223      47,587      84,040     18,378
                                  --------    --------   ---------   --------
  Net asset value per unit
    outstanding*................  $  10.43    $  11.25   $    6.94   $   9.73
                                  ========    ========   =========   ========

                      See notes to financial statements.

                                 MONY Custom Estate Master
--------------------------------------------------------------------------------------------------
 Enterprise Accumulation Trust                           Fidelity Variable Insurance Products Funds
--------------------------------                         -----------------------------------------
                                               Dreyfus
             World                            Socially                                 VIP III
 Mid-Cap      Wide     Emerging    Dreyfus   Responsible    VIP          VIP II        Growth
  Growth     Growth   Country's  Stock Index   Growth      Growth      Contrafund   Opportunities
Subaccount Subaccount Subaccount Subaccount  Subaccount  Subaccount    Subaccount    Subaccount
---------- ---------- ---------- ----------- ----------- ----------    ----------   -------------
   5,358         97        102       34,237      1,815      13,978        16,620         4,657
 =======     ======     ======   ==========    =======    ========      ========       =======
 $35,732     $  828     $1,002   $1,054,366    $53,124    $502,598      $344,359       $67,658
 =======     ======     ======   ==========    =======    ========      ========       =======
 $40,134     $  869     $1,046   $1,004,511    $47,389    $462,111      $340,544       $69,160
       0          0          0           18          0           0             0             0
       0          0          0          267          5          88            60            60
 -------     ------     ------   ----------    -------    --------      --------       -------
  40,134        869      1,046    1,004,796     47,394     462,199       340,604        69,220
 -------     ------     ------   ----------    -------    --------      --------       -------
       2          0          0           81          3          31            22             5
       0          0          0          267          5          88            60            60
 -------     ------     ------   ----------    -------    --------      --------       -------
       2          0          0          348          8         119            82            65
 -------     ------     ------   ----------    -------    --------      --------       -------
 $40,132     $  869     $1,046   $1,004,448    $47,386    $462,080      $340,522       $69,155
 =======     ======     ======   ==========    =======    ========      ========       =======
 $35,915     $  828     $1,002   $1,070,444    $55,757    $509,580      $359,810       $74,976
     (68)         0          0       17,415        (54)     34,879         9,681           912
    (117)         0          0      (33,557)    (2,583)    (41,891)      (25,154)       (8,235)
   4,402         41         44      (49,854)    (5,734)    (40,488)       (3,815)        1,502
 -------     ------     ------   ----------    -------    --------      --------       -------
 $40,132     $  869     $1,046   $1,004,448    $47,386    $462,080      $340,522       $69,155
 =======     ======     ======   ==========    =======    ========      ========       =======
   4,539         85         97      118,456      6,656      57,828        38,494         9,609
 -------     ------     ------   ----------    -------    --------      --------       -------
 $  8.84     $10.19     $10.73   $     8.48    $  7.12    $   7.99      $   8.85       $  7.20
 =======     ======     ======   ==========    =======    ========      ========       =======

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

          STATEMENT OF ASSETS AND LIABILITIES (unaudited) (continued)

                                March 31, 2002

                                               MONY Custom Estate Master
                               ---------------------------------------------------------
                                                   Janus Aspen Series
                               ---------------------------------------------------------
                               Aggressive              Capital    Worldwide
                                 Growth    Balanced  Appreciation   Growth
                               Subaccount Subaccount  Subaccount  Subaccount    Total
                               ---------- ---------- ------------ ---------- -----------
           ASSETS
Shares held in respective
  Funds.......................    17,309     18,510      20,565      21,765
                               =========   ========    ========    ========
Investments at cost........... $ 596,488   $426,381    $515,132    $682,882  $18,680,003
                               =========   ========    ========    ========  ===========
Investments in respective
  Funds, at net asset value... $ 346,351   $421,842    $419,121    $615,947  $17,268,645
Amount due from MONY America..     5,935          0         792          18       26,720
Amount due from respective
  Funds.......................     1,245        817          91         136        8,192
                               ---------   --------    --------    --------  -----------
       Total assets...........   353,531    422,659     420,004     616,101   17,303,557
                               ---------   --------    --------    --------  -----------
         LIABILITIES
Amount due to MONY America....     5,957         29         820          59       13,342
Amount due to respective Funds     1,245        817          91         136       22,726
                               ---------   --------    --------    --------  -----------
Total liabilities.............     7,202        846         911         195       36,068
                               ---------   --------    --------    --------  -----------
       Net assets............. $ 346,329   $421,813    $419,093    $615,906  $17,267,489
                               =========   ========    ========    ========  ===========
Net assets consist of:
  Contractholders' net
   payments................... $ 735,069   $421,722    $561,380    $750,475  $18,953,521
  Undistributed net
   investment income (loss)...    19,833     13,962       5,116      11,884    1,501,098
  Accumulated net realized
   gain (loss) on investments.  (158,436)    (9,333)    (51,392)    (79,517)  (1,775,768)
  Net unrealized appreciation
   (depreciation) of
   investments................  (250,137)    (4,538)    (96,011)    (66,936)  (1,411,362)
                               ---------   --------    --------    --------  -----------
Net assets.................... $ 346,329   $421,813    $419,093    $615,906  $17,267,489
                               =========   ========    ========    ========  ===========
Number of units outstanding*..    80,367     43,265      53,682      82,877
                               ---------   --------    --------    --------
Net asset value per unit
  outstanding*................ $    4.31   $   9.75    $   7.81    $   7.43
                               =========   ========    ========    ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (unaudited)

                      For the period ended March 31, 2002


                                           MONY Custom Estate Master
                                 --------------------------------------------
                                            MONY Series Fund, Inc.
                                 --------------------------------------------
                                 Intermediate Long Term  Government   Money
                                  Term Bond      Bond    Securities   Market
                                  Subaccount  Subaccount Subaccount Subaccount
                                 ------------ ---------- ---------- ----------
  Dividend income...............   $ 13,336    $ 16,251   $ 8,122     $4,134
  Distribution from net
    realized gains..............          0           0         0          0
  Mortality and expense risk
    charges.....................       (247)       (284)     (201)      (935)
                                   --------    --------   -------     ------
  Net investment income (loss)..     13,089      15,967     7,921      3,199
                                   --------    --------   -------     ------
  Realized and unrealized gain
    (loss) on investments:
    Net realized gain (loss) on
     investments................      7,078         127       927          0
    Net change in unrealized
     appreciation
     (depreciation) of
     investments................    (21,802)    (20,950)   (9,683)         0
                                   --------    --------   -------     ------
  Net realized and unrealized
    gain (loss) on investments..    (14,724)    (20,823)   (8,756)         0
                                   --------    --------   -------     ------
  Net increase (decrease) in
    net assets resulting from
    operations..................   $ (1,635)   $ (4,856)  $  (835)    $3,199
                                   ========    ========   =======     ======

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF OPERATIONS (unaudited) (continued)

                      For the period ended March 31, 2002

                                           MONY Custom Estate Master
                               ------------------------------------------------
                                         Enterprise Accumulation Trust
                               ------------------------------------------------
                                          Small Company            International
                                 Equity       Value      Managed      Growth
                               Subaccount  Subaccount   Subaccount  Subaccount
                               ---------- ------------- ---------- -------------
Dividend income...............  $      0    $      0     $      0     $     0
Distribution from net
  realized gains..............         0           0            0           0
Mortality and expense risk
  charges.....................      (670)       (847)      (1,113)       (212)
                                --------    --------     --------     -------
Net investment income (loss)..      (670)       (847)      (1,113)       (212)
                                --------    --------     --------     -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................   (25,915)    (73,825)      (8,849)     (7,095)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................    21,405     160,666       (6,572)      5,369
                                --------    --------     --------     -------
Net realized and unrealized
  gain (loss) on investments..    (4,510)     86,841      (15,421)     (1,726)
                                --------    --------     --------     -------
Net increase (decrease) in
  net assets resulting from
  operations..................  $ (5,180)   $ 85,994     $(16,534)    $(1,938)
                                ========    ========     ========     =======

                      See notes to financial statements.

                                 MONY Custom Estate Master
-------------------------------------------------------------------------------------------
                               Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------
High Yield            Growth and Small Company   Equity     Capital    Multi-Cap
   Bond      Growth     Income      Growth       Income   Appreciation   Growth    Balanced
Subaccount Subaccount Subaccount  Subaccount   Subaccount  Subaccount  Subaccount Subaccount
---------- ---------- ---------- ------------- ---------- ------------ ---------- ----------
 $ 8,048    $      0   $     0      $     0     $     0     $     0     $      0    $   0
       0           0         0            0           0           0            0        0
    (312)     (2,509)   (1,167)        (617)       (649)       (405)        (457)    (140)
 -------    --------   -------      -------     -------     -------     --------    -----
   7,736      (2,509)   (1,167)        (617)       (649)       (405)        (457)    (140)
 -------    --------   -------      -------     -------     -------     --------    -----
  (1,172)    (61,040)   (4,704)      (2,080)       (765)     (9,522)     (16,891)    (140)
  (1,399)     60,367    (1,871)      31,372      36,855      30,749       (9,928)    (490)
 -------    --------   -------      -------     -------     -------     --------    -----
  (2,571)       (673)   (6,575)      29,292      36,090      21,227      (26,819)    (630)
 -------    --------   -------      -------     -------     -------     --------    -----
 $ 5,165    $ (3,182)  $(7,742)     $28,675     $35,441     $20,822     $(27,276)   $(770)
 =======    ========   =======      =======     =======     =======     ========    =====

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF OPERATIONS (unaudited) (continued)

                      For the period ended March 31, 2002

                                              MONY Custom Estate Master
                               ------------------------------------------------------
                                 Enterprise Accumulated Trust
                               --------------------------------
                                                                             Dreyfus
                                            World                Dreyfus    Socially
                                Mid-Cap      Wide     Emerging    Stock    Responsible
                                 Growth     Growth   Countries    Index      Growth
                               Subaccount Subaccount Subaccount Subaccount Subaccount
                               ---------- ---------- ---------- ---------- -----------
Dividend income...............  $     0      $ 0        $ 0      $ 2,800     $     3
Distribution from net
  realized gains..............        0        0          0            0           0
Mortality and expense risk
  charges.....................      (32)       0          0         (707)        (38)
                                -------      ---        ---      -------     -------
Net investment income (loss)..      (32)       0          0        2,093         (35)
                                -------      ---        ---      -------     -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................      (44)       0          0       (9,785)     (1,382)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (940)      41         44       10,429         450
                                -------      ---        ---      -------     -------
Net realized and unrealized
  gain (loss) on investments..     (984)      41         44          644        (932)
                                -------      ---        ---      -------     -------
Net increase (decrease) in
  net assets resulting from
  operations..................  $(1,016)     $41        $44      $ 2,737     $  (967)
                                =======      ===        ===      =======     =======

                      See notes to financial statements.

                            MONY Custom Estate Master
---------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds              Janus Aspen Series
-----------------------------------------  --------------------------------------------

                              VIP III
   VIP          VIP II        Growth       Aggressive              Capital    Worldwide
  Growth      Contrafund   Opportunities     Growth    Balanced  Appreciation   Growth
Subaccount    Subaccount    Subaccount     Subaccount Subaccount  Subaccount  Subaccount   Total
----------    ----------   -------------   ---------- ---------- ------------ ---------- ---------
 $   538       $ 2,271        $   540       $      0   $     0     $     0     $     0   $  56,043
       0             0              0              0         0           0           0           0
    (372)         (272)           (56)          (266)     (337)       (317)       (492)    (13,654)
 -------       -------        -------       --------   -------     -------     -------   ---------
     166         1,999            484           (266)     (337)       (317)       (492)     42,389
 -------       -------        -------       --------   -------     -------     -------   ---------
  (7,840)       (3,078)          (659)       (34,966)   (1,260)     (5,013)     (7,312)   (275,205)

   2,411        10,254           (379)         6,342     5,555         166       3,464     311,925
 -------       -------        -------       --------   -------     -------     -------   ---------
  (5,429)        7,176         (1,038)       (28,624)    4,295      (4,847)     (3,848)     36,720
 -------       -------        -------       --------   -------     -------     -------   ---------
 $(5,263)      $ 9,175        $  (554)      $(28,890)  $ 3,958     $(5,164)    $(4,340)  $  79,109
 =======       =======        =======       ========   =======     =======     =======   =========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                   MONY Custom Estate Master
                               ----------------------------------------------------------------
                                                    MONY Series Fund, Inc.
                               ----------------------------------------------------------------
                                   Intermediate            Long Term            Government
                                     Term Bond               Bond               Securities
                                    Subaccount            Subaccount            Subaccount
                               --------------------  --------------------  --------------------
                                  2002       2001       2002       2001       2002       2001
                               ----------- --------  ----------- --------  ----------- --------
                               (unaudited)           (unaudited)           (unaudited)
From operations:
 Net investment income (loss).  $  13,089  $  8,519   $ 15,967   $ 11,429   $  7,921   $  5,174
 Net realized gain (loss) on
   investments................      7,078       837        127      2,995        927        944
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (21,802)     6,591    (20,950)     1,315     (9,683)     2,787
                                ---------  --------   --------   --------   --------   --------
Net increase (decrease) in
 net assets resulting from
 operations...................     (1,635)   15,947     (4,856)    15,739       (835)     8,905
                                ---------  --------   --------   --------   --------   --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     82,417   121,623     30,715    110,478     35,319    129,023
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (57,778)   (14,261)   (16,124)   (16,761)   (15,720)   (20,232)
                                ---------  --------   --------   --------   --------   --------
Net increase (decrease) from
 unit transactions............     24,639   107,362     14,591     93,717     19,599    108,791
                                ---------  --------   --------   --------   --------   --------
Net increase (decrease) in
 net assets...................     23,004   123,309      9,735    109,456     18,764    117,696
Net assets beginning of year..    274,822   151,513    321,041    211,585    223,484    105,788
                                ---------  --------   --------   --------   --------   --------
Net assets end of year*.......  $ 297,826  $274,822   $330,776   $321,041   $242,248   $223,484
                                =========  ========   ========   ========   ========   ========
Unit transactions:
Units outstanding beginning
 of year......................     23,432    13,970     27,875     19,459     19,126      9,616
Units issued during the year..      7,002    10,713      2,661      9,902      3,009     11,337
Units redeemed during the year     (4,926)   (1,251)    (1,406)    (1,486)    (1,346)    (1,827)
                                ---------  --------   --------   --------   --------   --------
Units outstanding end of year.     25,508    23,432     29,130     27,875     20,789     19,126
                                =========  ========   ========   ========   ========   ========
----------
*  Includes undistributed net
   investment income (loss)
   of:                          $  33,192  $ 20,103   $ 43,210   $ 27,243   $ 16,860   $  8,939
                                =========  ========   ========   ========   ========   ========

                      See notes to financial statements.

                                  MONY Custom Estate Master
--------------------------------------------------------------------------------------------
MONY Series Fund, Inc.                      Enterprise Accumulation Trust
----------------------  --------------------------------------------------------------------
         Money                                     Small Company
        Market                  Equity                 Value                  Managed
      Subaccount              Subaccount             Subaccount             Subaccount
----------------------  ---------------------  ---------------------  ----------------------
   2002        2001        2002        2001       2002        2001       2002        2001
----------- ----------  ----------- ---------  ----------- ---------  ----------- ----------
(unaudited)             (unaudited)            (unaudited)            (unaudited)
$    3,199  $   29,075   $   (670)  $ 110,755  $     (847) $ 191,641  $   (1,113) $   89,061
         0           0    (25,915)   (164,469)    (73,825)   (64,006)     (8,849)   (267,690)

         0           0     21,405     (57,907)    160,666    (91,442)     (6,572)     33,588
----------  ----------   --------   ---------  ----------  ---------  ----------  ----------
     3,199      29,075     (5,180)   (111,621)     85,994     36,193     (16,534)   (145,041)
----------  ----------   --------   ---------  ----------  ---------  ----------  ----------
   173,083     728,578    118,566     477,191      97,605    604,594     114,959     570,513

  (131,510)   (382,491)   (23,856)   (136,325)    (24,057)  (193,947)    (33,452)   (240,942)
----------  ----------   --------   ---------  ----------  ---------  ----------  ----------
    41,573     346,087     94,710     340,866      73,548    410,647      81,507     329,571
----------  ----------   --------   ---------  ----------  ---------  ----------  ----------
    44,772     375,162     89,530     229,245     159,542    446,840      64,973     184,530
 1,062,573     687,411    752,862     523,617     938,851    492,011   1,306,692   1,122,162
----------  ----------   --------   ---------  ----------  ---------  ----------  ----------
$1,107,345  $1,062,573   $842,392   $ 752,862  $1,098,393  $ 938,851  $1,371,665  $1,306,692
==========  ==========   ========   =========  ==========  =========  ==========  ==========
    92,971      62,215     85,310      47,999      71,640     39,371     133,735     101,675
    15,129      65,264     13,581      52,960       7,901     47,584      11,961      55,862
   (11,488)    (34,508)    (2,746)    (15,649)     (1,812)   (15,315)     (3,527)    (23,802)
----------  ----------   --------   ---------  ----------  ---------  ----------  ----------
    96,612      92,971     96,145      85,310      77,729     71,640     142,169     133,735
==========  ==========   ========   =========  ==========  =========  ==========  ==========

$   65,501  $   62,302   $235,129   $ 235,799  $  276,892  $ 277,739  $  498,392  $  499,505
==========  ==========   ========   =========  ==========  =========  ==========  ==========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                            MONY Custom Estate Master
                               --------------------------------------------------
                                          Enterprise Accumulation Trust
                               --------------------------------------------------
                                 International Growth         High Yield Bond
                                      Subaccount                Subaccount
                               ------------------------  ------------------------
                                 For the      For the      For the      For the
                               period ended  year ended  period ended  year ended
                                March 31,   December 31,  March 31,   December 31,
                                   2002         2001         2002         2001
                               ------------ ------------ ------------ ------------
                               (unaudited)               (unaudited)
From operations:
 Net investment income (loss).   $   (212)   $  25,464     $  7,736     $ 25,738
 Net realized gain (loss) on
   investments................    (7,095)     (354,826)      (1,172)      (4,099)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      5,369      126,672       (1,399)      (8,004)
                                 --------    ---------     --------     --------
Net increase (decrease) in
 net assets resulting from
 operations...................     (1,938)    (202,690)       5,165       13,635
                                 --------    ---------     --------     --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     23,179      213,313       57,204      136,219
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (9,062)     (680,712)      (7,096)     (17,790)
                                 --------    ---------     --------     --------
Net increase (decrease) from
 unit transactions............     14,117     (467,399)      50,108      118,429
                                 --------    ---------     --------     --------
Net increase (decrease) in
 net assets...................     12,179     (670,089)      55,273      132,064
Net assets beginning of period    254,635      924,724      354,738      222,674
                                 --------    ---------     --------     --------
Net assets end of period*.....   $266,814    $ 254,635     $410,011     $354,738
                                 ========    =========     ========     ========
Unit transactions:
Units outstanding beginning
 of period....................     31,108       81,241       33,604       22,259
Units issued during the period      2,915       22,797        5,375       13,038
Units redeemed during the
 period.......................     (1,173)     (72,930)        (670)      (1,693)
                                 --------    ---------     --------     --------
Units outstanding end of
 period.......................     32,850       31,108       38,309       33,604
                                 ========    =========     ========     ========

----------
*  Includes undistributed net
   investment income (loss)
   of:                           $112,262    $ 112,474     $ 48,854     $ 41,118
                                 ========    =========     ========     ========

                      See notes to financial statements.

                                       MONY Custom Estate Master
------------------------------------------------------------------------------------------------------
                                     Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------------
         Growth               Growth and Income       Small Company Growth          Equity Income
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
  For the      For the      For the      For the      For the      For the      For the      For the
period ended  year ended  period ended  year ended  period ended  year ended  period ended  year ended
 March 31,   December 31,  March 31,   December 31,  March 31,   December 31,  March 31,   December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
(unaudited)               (unaudited)               (unaudited)               (unaudited)
 $   (2,509)  $    3,715   $   (1,167)  $    6,763    $   (617)   $  19,855     $   (649)    $  4,595
    (61,040)    (141,952)      (4,704)         227      (2,080)     (20,677)        (765)      (1,169)
     60,367     (193,933)      (1,871)    (155,378)     31,372         (215)      36,855      (78,549)
 ----------   ----------   ----------   ----------    --------    ---------     --------     --------
     (3,182)    (332,170)      (7,742)    (148,388)     28,675       (1,037)      35,441      (75,123)
 ----------   ----------   ----------   ----------    --------    ---------     --------     --------
    269,268    1,370,112      169,286      615,720      92,600      308,148       53,843      294,056
   (103,605)    (484,138)     (44,040)     (96,462)    (17,544)    (101,786)     (10,285)     (56,682)
 ----------   ----------   ----------   ----------    --------    ---------     --------     --------
    165,663      885,974      125,246      519,258      75,056      206,362       43,558      237,374
 ----------   ----------   ----------   ----------    --------    ---------     --------     --------
    162,481      553,804      117,504      370,870     103,731      205,325       78,999      162,251
  2,931,635    2,377,831    1,383,049    1,012,179     709,642      504,317      746,953      584,702
 ----------   ----------   ----------   ----------    --------    ---------     --------     --------
 $3,094,116   $2,931,635   $1,500,553   $1,383,049    $813,373    $ 709,642     $825,952     $746,953
 ==========   ==========   ==========   ==========    ========    =========     ========     ========
    293,534      207,436      132,155       84,930      46,743       31,839       74,868       52,118
     27,764      135,123       16,510       56,373       6,202       22,289        5,378       28,315
    (10,645)     (49,025)      (4,364)      (9,148)     (1,169)      (7,385)      (1,023)      (5,565)
 ----------   ----------   ----------   ----------    --------    ---------     --------     --------
    310,653      293,534      144,301      132,155      51,776       46,743       79,223       74,868
 ==========   ==========   ==========   ==========    ========    =========     ========     ========
 $   13,746   $   16,255   $    4,701   $    5,868    $ 20,929    $  21,546     $  4,308     $  4,957
 ==========   ==========   ==========   ==========    ========    =========     ========     ========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                            MONY Custom Estate Master
                               --------------------------------------------------
                                          Enterprise Accumulation Trust
                               --------------------------------------------------

                                 Capital Appreciation        Multi-Cap Growth
                                      Subaccount                Subaccount
                               ------------------------  ------------------------
                                 For the      For the      For the      For the
                               period ended  year ended  period ended  year ended
                                March 31,   December 31,  March 31,   December 31,
                                   2002         2001         2002         2001
                               ------------ ------------ ------------ ------------
                               (unaudited)               (unaudited)
From operations:
 Net investment income (loss).   $   (405)    $  1,282     $   (457)   $  (1,543)
 Net realized gain (loss) on
   investments................     (9,522)     (24,186)     (16,891)     (93,030)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     30,749      (53,406)      (9,928)      14,384
                                 --------     --------     --------    ---------
Net increase (decrease) in
 net assets resulting from
 operations...................     20,822      (76,310)     (27,276)     (80,189)
                                 --------     --------     --------    ---------
From unit transactions:
 Net proceeds from the
   issuance of units..........     89,393      228,751       92,360      367,911
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (20,765)     (47,772)     (19,107)    (120,804)
                                 --------     --------     --------    ---------
Net increase (decrease) from
 unit transactions............     68,628      180,979       73,253      247,107
                                 --------     --------     --------    ---------
Net increase (decrease) in
 net assets...................     89,450      104,669       45,977      166,918
Net assets beginning of period    445,827      341,158      537,255      370,337
                                 --------     --------     --------    ---------
Net assets end of period*.....   $535,277     $445,827     $583,232    $ 537,255
                                 ========     ========     ========    =========
Unit transactions:
Units outstanding beginning
 of period....................     41,343       25,495       73,588       41,974
Units issued during the period      8,160       20,123       13,230       48,280
Units redeemed during the
 period.......................     (1,916)      (4,275)      (2,778)     (16,666)
                                 --------     --------     --------    ---------
Units outstanding end of
 period.......................     47,587       41,343       84,040       73,588
                                 ========     ========     ========    =========
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $ 13,938     $ 14,343     $ (2,596)   $  (2,139)
                                 ========     ========     ========    =========

** Commencement of operations

                      See notes to financial statements.

                                              MONY Custom Estate Master
---------------------------------------------------------------------------------------------------------------------
                               Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------
                                     Mid-Cap                World Wide         Emerging               Dreyfus
        Balanced                      Growth                  Growth           Country's            Stock Index
       Subaccount                   Subaccount              Subaccount        Subaccount            Subaccount
------------------------  -----------------------------  ----------------- ----------------- ------------------------
  For the      For the      For the     For the period    For the period    For the period     For the      For the
period ended  year ended  period ended  July 20, 2001**  January 7, 2002** January 7, 2002** period ended  year ended
 March 31,   December 31,  March 31,        through           through           through       March 31,   December 31,
    2002         2001         2002     December 31, 2001  March 31, 2002    March 31, 2002       2002         2001
------------ ------------ ------------ ----------------- ----------------- ----------------- ------------ ------------
(unaudited)               (unaudited)                       (unaudited)       (unaudited)    (unaudited)
  $   (140)    $  1,779     $   (32)        $   (36)           $  0             $    0        $    2,093    $  8,858
      (140)      (1,842)        (44)            (73)              0                  0            (9,785)    (32,068)
      (490)      (5,234)       (940)          5,342              41                 44            10,429     (31,793)
  --------     --------     -------         -------            ----             ------        ----------    --------
      (770)      (5,297)     (1,016)          5,233              41                 44             2,737     (55,003)
  --------     --------     -------         -------            ----             ------        ----------    --------
    26,526       51,991       3,813          32,847             864              1,018           214,272     637,921
    (2,268)     (23,593)       (283)           (462)            (36)               (16)          (27,335)    (71,878)
  --------     --------     -------         -------            ----             ------        ----------    --------
    24,258       28,398       3,530          32,385             828              1,002           186,937     566,043
  --------     --------     -------         -------            ----             ------        ----------    --------
    23,488       23,101       2,514          37,618             869              1,046           189,674     511,040
   155,249      132,148      37,618               0               0                  0           814,774     303,734
  --------     --------     -------         -------            ----             ------        ----------    --------
  $178,737     $155,249     $40,132         $37,618            $869             $1,046        $1,004,448    $814,774
  ========     ========     =======         =======            ====             ======        ==========    ========
    15,884       12,953       4,146               0               0                  0            96,211      31,383
     2,729        5,419         425           4,199              89                 99            25,521      73,554
      (235)      (2,488)        (32)            (53)             (4)                (2)           (3,276)     (8,726)
  --------     --------     -------         -------            ----             ------        ----------    --------
    18,378       15,884       4,539           4,146              85                 97           118,456      96,211
  ========     ========     =======         =======            ====             ======        ==========    ========

  $  2,220     $  2,360     $   (68)        $   (36)           $  0             $    0        $   17,415    $ 15,322
  ========     ========     =======         =======            ====             ======        ==========    ========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                            MONY Custom Estate Master
                               ----------------------------------------------------
                                                         Fidelity Variable Insurance
                                                              Products Funds
                                                         --------------------------
                                   Dreyfus Socially                 VIP
                                  Responsible Growth              Growth
                                      Subaccount                Subaccount
                               ------------------------  --------------------------
                                 For the      For the      For the       For the
                               period ended  year ended  period ended   year ended
                                March 31,   December 31,  March 31,    December 31,
                                   2002         2001         2002          2001
                               ------------ ------------ ------------  ------------
                               (unaudited)               (unaudited)
From operations:
 Net investment income (loss).   $   (35)     $   (79)     $    166      $ 15,414
 Net realized gain (loss) on
   investments................    (1,382)      (1,308)       (7,840)      (30,853)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................       450       (5,344)        2,411       (18,673)
                                 -------      -------      --------      --------
Net increase (decrease) in
 net assets resulting from
 operations...................      (967)      (6,731)       (5,263)      (34,112)
                                 -------      -------      --------      --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     7,973       37,499        35,017       342,423
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (1,726)      (3,607)      (12,555)      (53,307)
                                 -------      -------      --------      --------
Net increase (decrease) from
 unit transactions............     6,247       33,892        22,462       289,116
                                 -------      -------      --------      --------
Net increase (decrease) in
 net assets...................     5,280       27,161        17,199       255,004
Net assets beginning of period    42,106       14,945       444,881       189,877
                                 -------      -------      --------      --------
Net assets end of period*.....   $47,386      $42,106      $462,080      $444,881
                                 =======      =======      ========      ========
Unit transactions:
Units outstanding beginning
 of period....................     5,786        1,584        55,001        19,242
Units issued during the period     1,114        4,668         4,420        41,783
Units redeemed during the
 period.......................      (244)        (466)       (1,593)       (6,024)
                                 -------      -------      --------      --------
Units outstanding end of
 period.......................     6,656        5,786        57,828        55,001
                                 =======      =======      ========      ========
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $   (54)     $   (19)     $ 34,879      $ 34,713
                                 =======      =======      ========      ========

                      See notes to financial statements.

                                       MONY Custom Estate Master
------------------------------------------------------------------------------------------------------
    Fidelity Variable Insurance Products Funds                      Janus Aspen Series
--------------------------------------------------  --------------------------------------------------
         VIP II                    VIP III
       Contrafund           Growth Opportunities        Aggressive Growth             Balanced
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
  For the      For the      For the      For the      For the      For the      For the      For the
period ended  year ended  period ended  year ended  period ended  year ended  period ended  year ended
 March 31,   December 31,  March 31,   December 31,  March 31,   December 31,  March 31,   December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
(unaudited)               (unaudited)               (unaudited)               (unaudited)
  $  1,999     $  3,212     $   484      $    (60)    $   (266)   $  (1,142)    $   (337)    $  8,586
    (3,078)     (17,022)       (659)       (6,442)     (34,966)    (100,713)      (1,260)      (6,198)
    10,254       (8,806)       (379)        5,294        6,342      (75,020)       5,555       (4,767)
  --------     --------     -------      --------     --------    ---------     --------     --------
     9,175      (22,616)       (554)       (1,208)     (28,890)    (176,875)       3,958       (2,379)
  --------     --------     -------      --------     --------    ---------     --------     --------
    17,139      265,021       7,087        51,855       65,703      194,015       45,753      323,230
   (16,158)     (21,761)     (1,400)      (10,251)     (14,514)     (64,202)      (8,878)     (14,717)
  --------     --------     -------      --------     --------    ---------     --------     --------
       981      243,260       5,687        41,604       51,189      129,813       36,875      308,513
  --------     --------     -------      --------     --------    ---------     --------     --------
    10,156      220,644       5,133        40,396       22,299      (47,062)      40,833      306,134
   330,366      109,722      64,022        23,626      324,030      371,092      380,980       74,846
  --------     --------     -------      --------     --------    ---------     --------     --------
  $340,522     $330,366     $69,155      $ 64,022     $346,329    $ 324,030     $421,813     $380,980
  ========     ========     =======      ========     ========    =========     ========     ========
    38,388       11,133       8,809         2,771       68,394       47,236       39,425        7,358
     1,990       29,923         997         7,412       15,302       33,593        4,763       33,657
    (1,884)      (2,668)       (197)       (1,374)      (3,329)     (12,435)        (923)      (1,590)
  --------     --------     -------      --------     --------    ---------     --------     --------
    38,494       38,388       9,609         8,809       80,367       68,394       43,265       39,425
  ========     ========     =======      ========     ========    =========     ========     ========

  $  9,681     $  7,682     $   912      $    428     $ 19,833    $  20,099     $ 13,962     $ 14,299
  ========     ========     =======      ========     ========    =========     ========     ========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                            MONY Custom Estate Master
                               --------------------------------------------------
                                               Janus Aspen Series
                               --------------------------------------------------
                                 Capital Appreciation        Worldwide Growth
                                      Subaccount                Subaccount                   Total
                               ------------------------  ------------------------  ------------------------
                                 For the      For the      For the      For the      For the      For the
                               period ended  year ended  period ended  year ended  period ended  year ended
                                March 31,   December 31,  March 31,   December 31,  March 31,   December 31,
                                   2002         2001         2002         2001         2002         2001
                               ------------ ------------ ------------ ------------ ------------ ------------
                               (unaudited)               (unaudited)               (unaudited)
From operations:
 Net investment income (loss).   $   (317)    $  3,223     $   (492)    $  1,178   $    42,389  $   572,456
 Net realized (gain) loss on
   investments................     (5,013)     (45,829)      (7,312)     (69,838)     (275,205)  (1,443,287)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................        166      (31,935)       3,464      (18,603)      311,925     (643,036)
                                 --------     --------     --------     --------   -----------  -----------
Net increase (decrease) in
 net assets resulting from
 operations...................     (5,164)     (74,541)      (4,340)     (87,263)       79,109   (1,513,867)
                                 --------     --------     --------     --------   -----------  -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........     76,567      201,217       47,542      486,821     2,049,072    8,901,070
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (7,582)     (38,931)     (13,169)     (87,606)     (639,921)  (3,001,420)
                                 --------     --------     --------     --------   -----------  -----------
Net increase (decrease) from
 unit transactions............     68,985      162,286       34,373      399,215     1,409,151    5,899,650
                                 --------     --------     --------     --------   -----------  -----------
Net increase (decrease) in
 net assets...................     63,821       87,745       30,033      311,952     1,488,259    4,385,783
Net assets beginning of period    355,272      267,527      585,873      273,921    15,779,230   11,393,447
                                 --------     --------     --------     --------   -----------  -----------
Net assets end of period*.....   $419,093     $355,272     $615,906     $585,873   $17,267,489  $15,779,230
                                 ========     ========     ========     ========   ===========  ===========
Unit transactions:
Units outstanding beginning
 of period....................     44,723       26,280       78,108       28,219
Units issued during the period      9,947       23,175        6,594       60,958
Units redeemed during the
 period.......................       (988)      (4,732)      (1,825)     (11,069)
                                 --------     --------     --------     --------
Units outstanding end of
 period.......................     53,682       44,723       82,877       78,108
                                 ========     ========     ========     ========
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $  5,116     $  5,433     $ 11,884     $ 12,376   $ 1,501,098  $ 1,458,709
                                 ========     ========     ========     ========   ===========  ===========

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (unaudited)


1.  Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support flexible premium variable life insurance policies, which include variable life (Strategist), variable universal life (MONYEquity Master, MONY Custom Equity Master, MONY Custom Estate Master, MONY Variable Universal Life and MONY Survivorship Variable Universal Life) and corporate sponsored variable universal life insurance policies (Corporate Sponsored Variable Universal Life). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are twenty-six MONY Custom Estate Master Subaccounts within the Variable Account, (only twenty-six subaccounts are open) each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of MONY Custom Estate Master commenced operations in 1999, 2000 and 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2.  Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)



3.  Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amounts deducted for the MONY Custom Estate Master subaccounts for the period ended March 31, 2002 aggregated $387,908.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended March 31, 2002, MONY America received $1,769 in aggregate from certain Funds in connection with the MONY Custom Estate Master subaccounts.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)



4.  Investment transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended March 31, 2002 were as follows:

                                            Cost of
MONY Custom Estate Master               Shares Acquired       Proceeds from
Subaccounts                         (Excludes Reinvestments) Shares Redeemed
-----------                         ------------------------ ---------------

MONY Series Fund, Inc.
Intermediate Term Bond Portfolio...         $169,144            $144,779
Long Term Bond Portfolio...........           30,694              16,420
Government Securities Portfolio....           38,989              19,613
Money Market Portfolio.............          173,083             132,552

Enterprise Accumulation Trust
Equity Portfolio...................          123,785              29,819
Small Company Value Portfolio......          319,998             247,378
Managed Portfolio..................          117,207              36,944
International Growth Portfolio.....           25,893              12,013
High Yield Bond Portfolio..........           59,643               9,881
Growth Portfolio...................          488,329             325,466
Growth and Income Portfolio........          171,135              47,193
Small Company Growth Portfolio.....           98,952              24,579
Equity Income Portfolio............           58,337              15,500
Capital Appreciation Portfolio.....           89,964              21,781
Multi-Cap Growth Portfolio.........           97,475              24,731
Balanced Portfolio.................           46,363               9,861
Mid-Cap Growth Portfolio...........            3,813                 319
World Wide Growth Portfolio........              864                  36
Emerging Countries Portfolio.......            1,019                  17

Dreyfus
Dreyfus Stock Index Fund...........          215,586              29,427
Dreyfus Socially Responsible
  Growth Fund, Inc.................            8,960               2,755

Fidelity Variable Insurance
  Products Funds
VIP Growth Portfolio...............           35,016              12,972
VIP II Contrafund Portfolio........           17,139              16,462
VIP III Growth Opportunities
  Portfolio........................           13,831               8,207

Janus Aspen Series
Aggressive Growth Portfolio........           69,915              19,023
Balanced Portfolio.................           46,363               9,861
Capital Appreciation Portfolio.....           76,618               7,983
Worldwide Growth Portfolio.........           47,615              13,792

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


5.  Financial Highlights:

   For a unit outstanding through the period ended March 31, 2002:

                                                             For the period ended
                                   At March 31, 2002            March 31, 2002
                               ------------------------- --------------------------
                                                         Investment
MONY Custom Estate Master               Unit  Net Assets   Income   Expense   Total
Subaccounts                     Units  Values   (000s)     Ratio*   Ratio** Return***
-----------                    ------- ------ ---------- ---------- ------- ---------

MONY Series Fund, Inc.
Intermediate Term Bond
 Subaccount...................  25,508 $11.68   $  298      4.48%    0.35%    (0.43)%
Long Term Bond Subaccount.....  29,130  11.36      331      4.91     0.35     (1.39)
Government Securities
 Subaccount...................  20,789  11.65      242      3.35     0.35     (0.26)
Money Market Subaccount.......  96,612  11.46    1,107      0.37     0.35      0.26

Enterprise Accumulation Trust
Equity Subaccount.............  96,145   8.76      842      0.00     0.35     (0.79)
Small Company Value Subaccount  77,729  14.13    1,098      0.00     0.35      7.78
Managed Subaccount............ 142,170   9.65    1,372      0.00     0.35     (1.23)
International Growth
 Subaccount...................  32,851   8.12      267      0.00     0.35     (0.85)
High Yield Bond Subaccount....  38,309  10.70      410      1.96     0.35      1.33
Growth Subaccount............. 310,653   9.96    3,094      0.00     0.35     (0.30)
Growth and Income Subaccount.. 144,301  10.40    1,501      0.00     0.35     (0.67)
Small Company Growth
 Subaccount...................  51,776  15.71      813      0.00     0.35      3.49
Equity Income Subaccount......  79,223  10.43      826      0.00     0.35      4.51
Capital Appreciation
 Subaccount...................  47,587  11.25      535      0.00     0.35      4.36
Multi-Cap Growth Subaccount...  84,041   6.94      583      0.00     0.35     (4.93)
Balanced Subaccount...........  18,378   9.73      179      0.00     0.35     (0.41)
Mid-Cap Growth Subaccount.....   4,539   8.84       40      0.00     0.35     (2.54)
World Wide Growth Subaccount..      85  10.22        0      0.00     0.35      1.90
Emerging Country's Subaccount.      97  12.31        1      0.00     0.35      7.37

Dreyfus
Dreyfus Stock Index Subaccount 118,456   8.48    1,004      0.28     0.35      0.12
Dreyfus Socially Responsible
 Growth Subaccount............   6,656   7.12       47      0.01     0.35     (2.20)

Fidelity Variable Insurance
 Products Funds
VIP Growth Subaccount.........  57,828   7.99      462      0.12     0.35     (1.24)
VIP II Contrafund Subaccount..  38,493   8.85      341      0.67     0.35      2.79
VIP III Growth Opportunities
 Subaccount...................   9,609   7.20       69      0.78     0.35     (0.96)

Janus Aspen Series
Aggressive Growth Subaccount..  80,366   4.31      346      0.00     0.35     (9.07)
Balanced Subaccount...........  43,265   9.75      422      0.00     0.35      0.93
Capital Appreciation
 Subaccount...................  53,682   7.81      419      0.00     0.35     (1.64)
Worldwide Growth Subaccount...  82,877   7.43      616      0.00     0.35     (0.93)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)



5.  Financial Highlights: (continued)

   For a unit outstanding through the period ended December 31, 2001:

                                                                                 For the period ended
                                                     At December 31, 2001         December 31, 2001
                                                   ------------------------- ---------------------------
                                                                             Investment
                                                            Unit  Net Assets   Income   Expense   Total
MONY Custom Estate Master Subaccounts               Units  Values   (000s)     Ratio*   Ratio** Return***
-------------------------------------              ------- ------ ---------- ---------- ------- ---------

MONY Series Fund, Inc.
Intermediate Term Bond Subaccount.................  23,432 $11.73   $  275      6.24%    0.35%     8.11%
Long Term Bond Subaccount.........................  27,875  11.52      321      4.48     0.35      5.98
Government Securities Subaccount..................  19,126  11.68      223      3.49     0.35      6.18
Money Market Subaccount...........................  92,971  11.43    1,063      3.63     0.35      3.44

Enterprise Accumulation Trust
Equity Subaccount.................................  85,310   8.83      753      0.00     0.35    (19.07)
Small Company Value Subaccount....................  71,640  13.11      939      0.27     0.35      4.88
Managed Subaccount................................ 133,735   9.77    1,307      2.31     0.35    (11.50)
International Growth Subaccount...................  31,108   8.19      255      0.31     0.35    (28.03)
High Yield Bond Subaccount........................  33,604  10.56      355      8.92     0.35      5.60
Growth Subaccount................................. 293,534   9.99    2,932      0.49     0.35    (12.83)
Growth and Income Subaccount...................... 132,155  10.47    1,383      0.92     0.35    (12.16)
Small Company Growth Subaccount...................  46,743  15.18      710      1.68     0.35     (4.17)
Equity Income Subaccount..........................  74,868   9.98      747      1.06     0.35    (11.05)
Capital Appreciation Subaccount...................  41,343  10.78      446      0.68     0.35    (19.43)
Multi-Cap Growth Subaccount.......................  73,588   7.30      537      0.00     0.35    (17.23)
Balanced Subaccount...............................  15,884   9.77      155      1.59     0.35     (4.22)
Mid-Cap Growth Subaccount (1).....................   4,146   9.07       38      0.00/\   0.35/\   (9.30)

Dreyfus
Dreyfus Stock Index Subaccount....................  96,211   8.47      815      1.29     0.35    (12.50)
Dreyfus Socially Responsible Growth Subaccount....   5,786   7.28       42      0.08     0.35    (22.80)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.............................  55,001   8.09      445      0.00     0.35    (18.03)
VIP II Contrafund Subaccount......................  38,388   8.61      330      0.36     0.35    (12.68)
VIP III Growth Opportunities Subaccount...........   8,809   7.27       64      0.17     0.35    (14.77)

Janus Aspen Series
Aggressive Growth Subaccount......................  68,394   4.74      324      0.00     0.35    (39.69)
Balanced Subaccount...............................  39,425   9.66      381      3.40     0.35     (5.01)
Capital Appreciation Subaccount...................  44,723   7.94      355      1.43     0.35    (22.00)
Worldwide Growth Subaccount.......................  78,108   7.50      586      0.65     0.35    (22.76)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
/\  Annualized
(1) For the period July 20, 2001 through December 31, 2001.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                          March 31, 2002 (unaudited)


                                                                                 Strategist
                                                    --------------------------------------------------------------------
                                                                           MONY Series Fund, Inc.
                                                    --------------------------------------------------------------------
                                                      Equity      Equity   Intermediate Long Term                Money
                                                      Growth      Income    Term Bond      Bond    Diversified   Market
                                                    Subaccount  Subaccount  Subaccount  Subaccount Subaccount  Subaccount
                                                    ----------  ---------- ------------ ---------- ----------- ----------
                      ASSETS
Shares held in respective Funds....................     56,344     39,291      11,849       4,314     107,605     49,139
                                                    ==========  =========    ========    ========  ==========   ========
Investments at cost................................ $1,471,033  $ 818,518    $127,463    $ 54,348  $1,675,940   $ 49,139
                                                    ==========  =========    ========    ========  ==========   ========
Investments in respective Funds, at net asset value $  904,885  $ 602,720    $127,733    $ 54,221  $1,043,772   $ 49,139
Amount due from MONY America.......................         30          0           0           0         167          0
Amount due from respective Funds...................         94         85          29           0         180         34
                                                    ----------  ---------    --------    --------  ----------   --------
       Total assets................................    905,009    602,805     127,762      54,221   1,044,119     49,173
                                                    ----------  ---------    --------    --------  ----------   --------
                    LIABILITIES
Amount due to MONY America.........................        198        154          43           6         300         40
Amount due to respective Funds.....................         30          0           0           0         167          0
                                                    ----------  ---------    --------    --------  ----------   --------
       Total liabilities...........................        228        154          43           6         467         40
                                                    ----------  ---------    --------    --------  ----------   --------
Net assets......................................... $  904,781  $ 602,651    $127,719    $ 54,215  $1,043,652   $ 49,133
                                                    ==========  =========    ========    ========  ==========   ========
Net assets consist of:
 Contractholders' net payments..................... $   52,913  $(263,594)   $(67,608)   $(76,174) $ (350,517)  $(39,166)
 Undistributed net investment income (loss)........  1,112,330    820,365     196,402     115,691   1,620,621     88,299
 Accumulated net realized gain (loss) on
   investments.....................................    305,686    261,677      (1,346)     14,824     405,716          0
 Net unrealized appreciation (depreciation) of
   investments.....................................   (566,148)  (215,797)        271        (126)   (632,168)         0
                                                    ==========  =========    ========    ========  ==========   ========
Net assets......................................... $  904,781  $ 602,651    $127,719    $ 54,215  $1,043,652   $ 49,133
                                                    ==========  =========    ========    ========  ==========   ========
Number of units outstanding*.......................     13,149      8,947       4,420       1,471      21,246      2,296
                                                    ----------  ---------    --------    --------  ----------   --------
Net asset value per unit outstanding*.............. $    68.81  $   67.36    $  28.90    $  36.87  $    49.12   $  21.40
                                                    ==========  =========    ========    ========  ==========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                          March 31, 2002 (unaudited)

                                                                              MONYEquity Master
                                                               -----------------------------------------------
                                                                           MONY Series Fund, Inc.
                                                               -----------------------------------------------
                                                               Intermediate Long Term   Government    Money
                                                                Term Bond      Bond     Securities    Market
                                                                Subaccount  Subaccount  Subaccount  Subaccount
                                                               ------------ ----------  ----------  ----------
                           ASSETS
Shares held in respective Funds...............................     73,532      167,542     120,744   3,248,476
                                                                 ========   ==========  ==========  ==========
Investments at cost...........................................   $800,961   $2,151,520  $1,337,753  $3,248,336
                                                                 ========   ==========  ==========  ==========
Investments in respective Funds, at net asset value...........   $792,671   $2,106,005  $1,336,633  $3,248,336
Amount due from MONY America..................................        102          575         599           0
Amount due from respective Funds..............................        334          557         430         429
                                                                 --------   ----------  ----------  ----------
   Total assets...............................................    793,107    2,107,137   1,337,662   3,248,765
                                                                 --------   ----------  ----------  ----------
                         LIABILITIES
Amount due to MONY America....................................        448          860         621         896
Amount due to respective Funds................................        102          575         599           0
                                                                 --------   ----------  ----------  ----------
       Total liabilities......................................        550        1,435       1,220         896
                                                                 --------   ----------  ----------  ----------
Net assets....................................................   $792,557   $2,105,702  $1,336,442  $3,247,869
                                                                 ========   ==========  ==========  ==========
Net assets consist of:
  Contractholders' net payments...............................   $661,471   $1,720,754  $1,136,355  $2,401,663
  Undistributed net investment income (loss)..................    151,820      451,961     171,899     846,206
  Accumulated net realized gain (loss) on investments.........    (12,444)     (21,498)     29,306           0
  Net unrealized appreciation (depreciation) of investments...     (8,290)     (45,515)     (1,118)          0
                                                                 --------   ----------  ----------  ----------
Net assets....................................................   $792,557   $2,105,702  $1,336,442  $3,247,869
                                                                 ========   ==========  ==========  ==========
Number of units outstanding*..................................     54,558      129,621      93,518     241,782
                                                                 --------   ----------  ----------  ----------
Net asset value per unit outstanding*.........................   $  14.53   $    16.25  $    14.29  $    13.43
                                                                 ========   ==========  ==========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                           MONYEquity Master
--------------------------------------------------------------------------------------------------------
                                      Enterprise Accumlation Trust
--------------------------------------------------------------------------------------------------------
              Small Company               International High Yield              Growth and    Capital
   Equity         Value       Managed        Growth        Bond       Growth      Income    Appreciation
 Subaccount    Subaccount    Subaccount    Subaccount   Subaccount  Subaccount  Subaccount   Subaccount
------------  ------------- ------------  ------------- ----------  ----------  ----------  ------------
   2,115,900     1,659,602     4,597,492     2,148,521   1,102,902     607,060     487,226      318,690
============   ===========  ============   ===========  ==========  ==========  ==========   ==========
$ 56,561,094   $40,310,137  $117,900,558   $13,966,310  $5,252,963  $3,394,833  $2,934,166   $2,173,413
============   ===========  ============   ===========  ==========  ==========  ==========   ==========
$ 36,456,962   $35,083,986  $ 89,053,419   $ 9,238,638  $4,753,506  $3,156,709  $2,621,278   $1,893,017
       8,942         3,681        23,512         2,665         255         403         122           62
      16,722         3,628        23,148         2,136         948       2,548       2,460          498
------------   -----------  ------------   -----------  ----------  ----------  ----------   ----------
  36,482,626    35,091,295    89,100,079     9,243,439   4,754,709   3,159,660   2,623,860    1,893,577
------------   -----------  ------------   -----------  ----------  ----------  ----------   ----------
      21,969         8,628        35,950         3,457       1,631       3,005       2,837          769
       8,942         3,681        23,512         2,665         255         403         122           62
------------   -----------  ------------   -----------  ----------  ----------  ----------   ----------
      30,911        12,309        59,462         6,122       1,886       3,408       2,959          831
------------   -----------  ------------   -----------  ----------  ----------  ----------   ----------
$ 36,451,715   $35,078,986  $ 89,040,617   $ 9,237,317  $4,752,823  $3,156,252  $2,620,901   $1,892,746
============   ===========  ============   ===========  ==========  ==========  ==========   ==========
$ 37,828,803   $23,143,922  $ 76,795,398   $10,832,383  $4,195,751  $3,663,383  $3,003,995   $2,270,840
  23,148,813    16,270,195    67,654,183     2,863,177   1,554,048         377      (2,578)      60,380
  (4,421,770)      891,019   (26,561,824)      269,428    (497,520)   (269,383)    (67,628)    (158,079)
 (20,104,131)   (5,226,150)  (28,847,140)   (4,727,671)   (499,456)   (238,125)   (312,888)    (280,395)
------------   -----------  ------------   -----------  ----------  ----------  ----------   ----------
$ 36,451,715   $35,078,986  $ 89,040,617   $ 9,237,317  $4,752,823  $3,156,252  $2,620,901   $1,892,746
============   ===========  ============   ===========  ==========  ==========  ==========   ==========
   1,929,548     1,256,353     4,305,331       701,312     310,357     384,545     306,004      244,719
------------   -----------  ------------   -----------  ----------  ----------  ----------   ----------
$      18.89   $     27.92  $      20.68   $     13.17  $    15.31  $     8.21  $     8.56   $     7.73
============   ===========  ============   ===========  ==========  ==========  ==========   ==========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                          March 31, 2002 (unaudited)


                                                                MONYEquity Master
                                                   ------------------------------------------
                                                          Enterprise Accumulation Trust
                                                   ------------------------------------------

                                                                                      Small
                                                                Equity   Multi-Cap   Company
                                                    Balanced    Income     Growth     Growth
                                                   Subaccount Subaccount Subaccount Subaccount
                                                   ---------- ---------- ---------- ----------
                     ASSETS
Shares held in respective Funds...................    8,959      26,440     13,974     45,132
                                                    =======    ========   ========   ========
Investments at cost...............................  $42,728    $135,447   $115,575   $341,075
                                                    =======    ========   ========   ========
Investments in respective Funds, at net asset
  value ..........................................  $43,363    $138,809   $112,072   $367,823
Amount due from MONY America......................        0           0          5          6
Amount due from respective Funds..................        0          25         13          7
                                                    -------    --------   --------   --------
       Total assets...............................   43,363     138,834    112,090    367,836
                                                    -------    --------   --------   --------
                   LIABILITIES
Amount due to MONY America........................        6          44         29         59
Amount due to respective Funds....................        0           0          5          6
                                                    -------    --------   --------   --------
       Total liabilities..........................        6          44         34         65
                                                    -------    --------   --------   --------
Net assets........................................  $43,357    $138,790   $112,056   $367,771
                                                    =======    ========   ========   ========
Net assets consist of:
  Contractholders' net payments...................  $42,717    $136,201   $117,845   $341,592
  Undistributed net investment income (loss)......       28         271       (406)       966
  Accumulated net realized gain (loss) on
   investments....................................      (24)     (1,045)    (1,880)    (1,535)
  Net unrealized appreciation (depreciation) of
   investments....................................      636       3,363     (3,503)    26,748
                                                    -------    --------   --------   --------
Net assets........................................  $43,357    $138,790   $112,056   $367,771
                                                    =======    ========   ========   ========
Number of units outstanding*......................    4,337      14,696     13,155     35,106
                                                    -------    --------   --------   --------
Net asset value per unit outstanding*.............  $ 10.00    $   9.44   $   8.52   $  10.48
                                                    =======    ========   ========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                      MONYEquity Master
---------------------------------------------------------------------------------------------------
             Enterprise Accumulation Trust               Fidelity Variable Insurance Products Funds
-------------------------------------------------------- ------------------------------------------
                                               Dreyfus
                                              Socially                                  VIP III
 Mid-Cap   Worldwide   Emerging    Dreyfus   Responsible   VIP II                       Growth
  Growth     Growth   Countries  Stock Index   Growth    Contrafund    VIP Growth    Opportunities
Subaccount Subaccount Subaccount Subaccount  Subaccount  Subaccount    Subaccount     Subaccount
---------- ---------- ---------- ----------- ----------- ----------    ----------    -------------
   27,029     2,701      23,297     124,857      1,781      102,847        74,623        10,944
 ========   =======    ========  ==========    =======    ==========    ==========     ========
 $203,878   $24,374    $202,773  $4,288,182    $48,835   $2,314,957    $3,219,459      $162,637
 ========   =======    ========  ==========    =======    ==========    ==========     ========
 $202,449   $24,279    $239,258  $3,663,307    $46,509   $2,107,327    $2,467,048      $162,514
        0         0           0         844          0          199           130             0
        0         7          47       4,200          0        4,244         3,735            13
 --------   -------    --------  ----------    -------    ----------    ----------     --------
  202,449    24,286     239,305   3,668,351     46,509    2,111,770     2,470,913       162,527
 --------   -------    --------  ----------    -------    ----------    ----------     --------
       29        10          82       4,726          7        4,546         4,089            36
        0         0           0         844          0          199           130             0
 --------   -------    --------  ----------    -------    ----------    ----------     --------
       29        10          82       5,570          7        4,745         4,219            36
 --------   -------    --------  ----------    -------    ----------    ----------     --------
 $202,420   $24,276    $239,223  $3,662,781    $46,502   $2,107,025    $2,466,694      $162,491
 ========   =======    ========  ==========    =======    ==========    ==========     ========
 $205,229   $24,938    $204,781  $4,428,737    $49,563   $2,388,814    $3,353,117      $162,859
     (513)     (103)       (912)     87,768       (166)      50,620       135,516           (11)
     (868)     (464)     (1,131)   (228,850)      (569)    (124,778)     (269,528)         (234)
   (1,428)      (95)     36,485    (624,874)    (2,326)    (207,631)     (752,411)         (123)
 --------   -------    --------  ----------    -------    ----------    ----------     --------
 $202,420   $24,276    $239,223  $3,662,781    $46,502   $2,107,025    $2,466,694      $162,491
 ========   =======    ========  ==========    =======    ==========    ==========     ========
   26,695     2,720      23,747     466,566      5,586      250,011       360,332        17,936
 --------   -------    --------  ----------    -------    ----------    ----------     --------
 $   7.58   $  8.92    $  10.07  $     7.85    $  8.32   $     8.43    $     6.85      $   9.06
 ========   =======    ========  ==========    =======    ==========    ==========     ========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                          March 31, 2002 (unaudited)


                                                                     MONYEquity Master
                                               ------------------------------------------------------------
                                                             Janus Aspen Series
                                               ----------------------------------------------
                                               Aggressive              Capital     Worldwide
                                                 Growth    Balanced  Appreciation    Growth
                                               Subaccount Subaccount  Subaccount   Subaccount      Total
                                               ---------- ---------- ------------ -----------  ------------
                   ASSETS
Shares held in respective Funds...............     6,736      8,212      160,076      129,662    17,683,499
                                                ========   ========   ==========  ===========  ============
Investments at cost...........................  $143,315   $185,819   $4,249,422  $ 4,792,132  $274,699,093
                                                ========   ========   ==========  ===========  ============
Investments in respective Funds, at net asset
  value.......................................  $134,785   $187,148   $3,262,356  $ 3,669,428  $209,352,105
Amount due from MONY America..................        37          6          497          531        43,370
Amount due from respective Funds..............        24         48          457            0        67,080
                                                --------   --------   ----------  -----------  ------------
       Total assets...........................   134,846    187,202    3,263,310    3,669,959   209,462,555
                                                --------   --------   ----------  -----------  ------------
                 LIABILITIES
Amount due to MONY America....................        44         75          925          528        97,047
Amount due to respective Funds................        37          6          497          531        43,370
                                                --------   --------   ----------  -----------  ------------
       Total liabilities......................        81         81        1,422        1,059       140,417
                                                --------   --------   ----------  -----------  ------------
Net assets....................................  $134,765   $187,121   $3,261,888  $ 3,668,900  $209,322,138
                                                ========   ========   ==========  ===========  ============
Net assets consist of:
  Contractholders' net payments...............  $156,985   $185,507   $4,879,907  $ 5,486,175  $189,075,539
  Undistributed net investment income (loss)..      (566)     1,407       38,919      182,492   117,619,499
  Accumulated net realized gain (loss) on
   investments................................   (13,124)    (1,122)    (669,872)    (877,063)  (32,025,923)
  Net unrealized appreciation (depreciation)
   of investments.............................    (8,530)     1,329     (987,066)  (1,122,704)  (65,346,977)
                                                --------   --------   ----------  -----------  ------------
Net assets....................................  $134,765   $187,121   $3,261,888  $ 3,668,900  $209,322,138
                                                ========   ========   ==========  ===========  ============
Number of units outstanding*..................    18,872     19,099      523,644      599,305
                                                ========   ========   ==========  ===========
Net asset value per unit outstanding*.........  $   7.14   $   9.80   $     6.23  $      6.12
                                                ========   ========   ==========  ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

             For the three months ended March 31, 2002 (unaudited)

                                                                                   Strategist
                                                      -------------------------------------------------------------------
                                                                             MONY Series Fund, Inc.
                                                      -------------------------------------------------------------------
                                                        Equity     Equity   Intermediate Long Term                Money
                                                        Growth     Income    Term Bond      Bond    Diversified   Market
                                                      Subaccount Subaccount  Subaccount  Subaccount Subaccount  Subaccount
                                                      ---------- ---------- ------------ ---------- ----------- ----------
Dividend income......................................  $  5,090   $ 63,366    $ 5,109     $ 2,598    $ 136,027     $190
Distribution from net realized gains.................        --          0          0           0            0        0
Mortality and expense risk charges...................    (1,279)      (844)      (188)        (80)      (1,488)     (74)
                                                       --------   --------    -------     -------    ---------     ----
Net investment income (loss).........................     3,811     62,522      4,921       2,518      134,539      116
                                                       --------   --------    -------     -------    ---------     ----
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments.............   (21,458)   (12,613)       976          59      (31,662)       0
 Net change in unrealized appreciation (depreciation)
   of investments....................................    18,856    (24,200)    (6,504)     (3,383)     (99,739)       0
                                                       --------   --------    -------     -------    ---------     ----
Net realized and unrealized gain (loss) on
  investments........................................    (2,602)   (36,813)    (5,528)     (3,324)    (131,401)       0
                                                       --------   --------    -------     -------    ---------     ----
Net increase (decrease) in net assets resulting from
  operations.........................................  $  1,209   $ 25,709    $  (607)    $  (806)   $   3,138     $116
                                                       ========   ========    =======     =======    =========     ====

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (continued)

             For the three months ended March 31, 2002 (unaudited)

                                                                                   MONYEquity Master
                                                                     --------------------------------------------
                                                                                MONY Series Fund, Inc.
                                                                     --------------------------------------------
                                                                     Intermediate Long Term  Government   Money
                                                                      Term Bond      Bond    Securities   Market
                                                                      Subaccount  Subaccount Subaccount Subaccount
                                                                     ------------ ---------- ---------- ----------
Dividend income.....................................................   $ 31,193   $ 100,151   $ 42,646   $12,769
Distribution from net realized gains................................          0           0          0         0
Mortality and expense risk charges..................................     (1,397)     (3,835)    (2,265)   (6,193)
                                                                       --------   ---------   --------   -------
Net investment income (loss)........................................     29,796      96,316     40,381     6,576
                                                                       --------   ---------   --------   -------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............................      2,471       7,585      3,302         0
 Net change in unrealized appreciation (depreciation) of investments    (36,665)   (135,946)   (49,539)        0
                                                                       --------   ---------   --------   -------
Net realized and unrealized gain (loss) on investments..............    (34,194)   (128,361)   (46,237)        0
                                                                       --------   ---------   --------   -------
Net increase (decrease) in net assets resulting from operations.....   $ (4,398)  $ (32,045)  $ (5,856)  $ 6,576
                                                                       ========   =========   ========   =======

                      See notes to financial statements.

                                        MONYEquity Master
------------------------------------------------------------------------------------------------
                                  Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------
               Small                                                        Growth
              Company                 International High Yield               and       Capital
   Equity      Value       Managed       Growth        Bond      Growth     Income   Appreciation
 Subaccount  Subaccount   Subaccount   Subaccount   Subaccount Subaccount Subaccount  Subaccount
 ----------  ----------  -----------  ------------- ---------- ---------- ---------- ------------
$         0  $        0  $         0    $       0    $ 99,623   $      0   $      0    $      0
          0           0            0            0           0          0          0           0
    (65,070)    (58,083)    (158,473)     (16,040)     (8,301)    (5,359)    (4,513)     (3,253)
-----------  ----------  -----------    ---------    --------   --------   --------    --------
    (65,070)    (58,083)    (158,473)     (16,040)     91,322     (5,359)    (4,513)     (3,253)
-----------  ----------  -----------    ---------    --------   --------   --------    --------
 (2,640,203)   (663,547)  (5,801,311)    (299,681)    (47,108)   (35,264)   (19,319)    (38,514)
  2,398,650   3,229,236    4,710,463      233,267      15,062     34,825      7,223     117,230
-----------  ----------  -----------    ---------    --------   --------   --------    --------
   (241,553)  2,565,689   (1,090,848)     (66,414)    (32,046)      (439)   (12,096)     78,716
-----------  ----------  -----------    ---------    --------   --------   --------    --------
$  (306,623) $2,507,606  $(1,249,321)   $ (82,454)   $ 59,276   $ (5,798)  $(16,609)   $ 75,463
===========  ==========  ===========    =========    ========   ========   ========    ========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (continued)

             For the three months ended March 31, 2002 (unaudited)

                                                                        MONYEquity Master
                                                                     ----------------------------
                                                                     Enterprise Accumulation Trust
                                                                     ----------------------------

                                                                      Balanced     Equity Income
                                                                     Subaccount     Subaccount
                                                                     ----------    -------------
Dividend income.....................................................   $   0          $    0
Distribution from net realized gains................................       0               0
Mortality and expense risk charges..................................     (75)           (188)
                                                                       -----          ------
Net investment income (loss)........................................     (75)           (188)
                                                                       -----          ------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............................      24            (344)
 Net change in unrealized appreciation (depreciation) of investments    (159)          5,422
                                                                       -----          ------
Net realized and unrealized gain (loss) on investments..............    (135)          5,078
                                                                       -----          ------
Net increase (decrease) in net assets resulting from operations.....   $(210)         $4,890
                                                                       =====          ======

                      See notes to financial statements.

                               MONYEquity Master
-------------------------------------------------------------------------------
                         Enterprise Accumulation Trust
-------------------------------------------------------------------------------
                                                                       Dreyfus
                                                           Dreyfus    Socially
Multi-Cap  Small Company  Mid-Cap   Worldwide   Emerging    Stock    Responsible
  Growth      Growth       Growth     Growth   Countries    Index      Growth
Subaccount  Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount
---------- ------------- ---------- ---------- ---------- ---------- -----------
 $     0      $     0     $     0     $   0     $     0    $ 10,219     $   3
       0            0           0         0           0           0         0
    (175)        (331)       (339)      (40)       (401)     (6,208)      (77)
 -------      -------     -------     -----     -------    --------     -----
    (175)        (331)       (339)      (40)       (401)      4,011       (74)
 -------      -------     -------     -----     -------    --------     -----
    (686)        (361)       (445)     (327)        353     (43,911)     (215)
  (3,948)      15,587      (4,112)      662      16,929      42,303      (604)
 -------      -------     -------     -----     -------    --------     -----
  (4,634)      15,226      (4,557)      335      17,282      (1,608)     (819)
 -------      -------     -------     -----     -------    --------     -----
 $(4,809)     $14,895     $(4,896)    $ 295     $16,881    $  2,403     $(893)
 =======      =======     =======     =====     =======    ========     =====

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (continued)

             For the three months ended March 31, 2002 (unaudited)

                                                    MONYEquity Master
                                           -----------------------------------------
                                           Fidelity Variable Insurance Products Funds
                                           -----------------------------------------
                                                                         VIP III
                                             VIP II         VIP          Growth
                                           Contrafund      Growth     Opportunities
                                           Subaccount    Subaccount    Subaccount
                                           ----------    ----------   -------------
  Dividend income.........................  $ 13,287      $  2,936        $ 102
  Distribution from net realized gains....         0             0            0
  Mortality and expense risk charges......    (3,423)       (4,339)         (90)
                                            --------      --------        -----
  Net investment income (loss)............     9,864        (1,403)          12
                                            --------      --------        -----
  Realized and unrealized gain (loss) on
    investments:
    Net realized gain (loss) on
     investments..........................   (23,529)      (88,342)        (170)
    Net change in unrealized appreciation
     (depreciation) of investments........    68,648        57,769         (325)
                                            --------      --------        -----
  Net realized and unrealized gain (loss)
    on investments........................    45,119       (30,573)        (495)
                                            --------      --------        -----
  Net increase (decrease) in net assets
    resulting from operations.............  $ 54,983      $(31,976)       $(483)
                                            ========      ========        =====

                      See notes to financial statements.

              MONYEquity Master
--------------------------------------------
             Janus Aspen Series
--------------------------------------------
Aggressive              Capital    Worldwide
  Growth    Balanced  Appreciation   Growth
Subaccount Subaccount  Subaccount  Subaccount     Total
---------- ---------- ------------ ---------- ------------
 $      0    $    0    $       0   $       0  $    525,309
        0         0            0           0             0
     (244)     (290)      (6,045)     (6,364)     (365,364)
 --------    ------    ---------   ---------  ------------
     (244)     (290)      (6,045)     (6,364)      159,945
 --------    ------    ---------   ---------  ------------
  (10,504)     (199)    (259,470)   (147,649)  (10,172,062)
   (3,899)    2,703      197,536     117,857    10,921,205
 --------    ------    ---------   ---------  ------------
  (14,403)    2,504      (61,934)    (29,792)      749,143
 --------    ------    ---------   ---------  ------------
 $(14,647)   $2,214    $ (67,979)  $ (36,156) $    909,088
 ========    ======    =========   =========  ============

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF CHANGES IN NET ASSETS

                         For the period ended March 31

                                                                                          Strategist
                                                                        ---------------------------------------------
                                                                                    MONY Series Fund, Inc.
                                                                        ---------------------------------------------
                                                                                Equity                  Equity
                                                                                Growth                  Income
                                                                              Subaccount              Subaccount
                                                                        ----------------------  ---------------------
                                                                           2002        2001        2002        2001
                                                                        ----------- ----------  ----------- ---------
                                                                        (unaudited)             (unaudited)
From operations:
 Net investment income (loss).......................................... $    3,811  $  448,780   $ 62,522   $  71,813
 Net realized gain (loss) on investments...............................    (21,458)    (19,379)   (12,613)       (193)
 Net change in unrealized appreciation (depreciation) of investments...     18,856    (659,196)   (24,200)   (150,969)
                                                                        ----------  ----------   --------   ---------
Net increase (decrease) in net assets resulting from operations........      1,209    (229,795)    25,709     (79,349)
                                                                        ----------  ----------   --------   ---------
From unit transactions:
 Net proceeds from the issuance of units...............................     11,652      45,184      7,825      25,510
 Net asset value of units redeemed or used to meet contract obligations    (19,414)    (83,067)   (28,493)    (62,587)
                                                                        ----------  ----------   --------   ---------
Net increase (decrease) from unit transactions.........................     (7,762)    (37,883)   (20,668)    (37,077)
                                                                        ----------  ----------   --------   ---------
Net increase (decrease) in net assets..................................     (6,553)   (267,678)     5,041    (116,426)
Net assets beginning of period.........................................    911,334   1,179,012    597,610     714,036
                                                                        ----------  ----------   --------   ---------
Net assets end of period*.............................................. $  904,781  $  911,334   $602,651   $ 597,610
                                                                        ==========  ==========   ========   =========
Unit transactions:
 Units outstanding beginning of period.................................     13,267      13,765      9,279       9,808
 Units issued during the period........................................        167         593        113         383
 Units redeemed during the period......................................       (285)     (1,091)      (445)       (912)
                                                                        ----------  ----------   --------   ---------
Units outstanding end of period........................................     13,149      13,267      8,947       9,279
                                                                        ==========  ==========   ========   =========
----------
*Includes undistributed net investment income of:                       $1,112,330  $1,108,519   $820,365   $ 757,843
                                                                        ==========  ==========   ========   =========

                      See notes to financial statements.

                                       Strategist
-----------------------------------------------------------------------------------------
                                 MONY Series Fund, Inc.
-----------------------------------------------------------------------------------------
    Intermediate            Long Term                                       Money
      Term Bond               Bond                Diversified              Market
     Subaccount            Subaccount             Subaccount             Subaccount
--------------------  --------------------  ----------------------  --------------------
   2002       2001       2002       2001       2002        2001        2002       2001
----------- --------  ----------- --------  ----------- ----------  ----------- --------
(unaudited)           (unaudited)           (unaudited)             (unaudited)
 $  4,921   $  6,531   $  2,518   $  2,604  $  134,539  $  304,050    $   116   $  1,808
      976        949         59        149     (31,662)    (25,016)         0          0
   (6,504)     2,798     (3,383)       361     (99,739)   (482,236)         0          0
 --------   --------   --------   --------  ----------  ----------    -------   --------
     (607)    10,278       (806)     3,114       3,138    (203,202)       116      1,808
 --------   --------   --------   --------  ----------  ----------    -------   --------
    3,266      9,476        706      4,077      15,632      63,089      2,286      6,856
   (7,625)   (24,440)    (1,624)    (7,311)    (29,994)    (90,216)    (6,799)   (15,608)
 --------   --------   --------   --------  ----------  ----------    -------   --------
   (4,359)   (14,964)      (918)    (3,234)    (14,362)    (27,127)    (4,513)    (8,752)
 --------   --------   --------   --------  ----------  ----------    -------   --------
   (4,966)    (4,686)    (1,724)      (120)    (11,224)   (230,329)    (4,397)    (6,944)
  132,685    137,371     55,939     56,059   1,054,876   1,285,205     53,530     60,474
 --------   --------   --------   --------  ----------  ----------    -------   --------
 $127,719   $132,685   $ 54,215   $ 55,939  $1,043,652  $1,054,876    $49,133   $ 53,530
 ========   ========   ========   ========  ==========  ==========    =======   ========
    4,569      5,102      1,495      1,583      21,555      22,078      2,507      2,923
      113        339         19        112         306       1,204        107        325
     (262)      (872)       (43)      (200)       (615)     (1,727)      (318)      (741)
 --------   --------   --------   --------  ----------  ----------    -------   --------
    4,420      4,569      1,471      1,495      21,246      21,555      2,296      2,507
 ========   ========   ========   ========  ==========  ==========    =======   ========

 $196,402   $191,481   $115,691   $113,173  $1,620,621  $1,486,082    $88,299   $ 88,183
 ========   ========   ========   ========  ==========  ==========    =======   ========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                   For the period ended March 31 (unaudited)


                                                                                      MONYEquity Master
                                                                        ---------------------------------------------
                                                                                    MONY Series Fund, Inc.
                                                                        ---------------------------------------------
                                                                          Intermediate Term           Long Term
                                                                                 Bond                   Bond
                                                                              Subaccount             Subaccount
-                                                                       ---------------------  ----------------------
                                                                           2002        2001       2002        2001
                                                                        ----------- ---------  ----------- ----------
                                                                        (Unaudited)            (Unaudited)
From operations:
 Net investment income (loss)..........................................  $ 29,796   $  32,770  $   96,316  $   81,991
 Net realized gain (loss) on investments...............................     2,471      (2,477)      7,585      12,648
 Net change in unrealized appreciation (depreciation) of investments...   (36,665)     24,176    (135,946)     (2,066)
                                                                         --------   ---------  ----------  ----------
Net increase (decrease) in net assets resulting from operations........    (4,398)     54,469     (32,045)     92,573
                                                                         --------   ---------  ----------  ----------
From unit transactions:
 Net proceeds from the issuance of units...............................    61,908     616,463     108,060   1,119,177
 Net asset value of units redeemed or used to meet contract obligations   (37,676)   (683,658)   (106,151)   (877,019)
                                                                         --------   ---------  ----------  ----------
Net increase (decrease) from unit transactions.........................    24,232     (67,195)      1,909     242,158
                                                                         --------   ---------  ----------  ----------
Net increase (decrease) in net assets..................................    19,834     (12,726)    (30,136)    334,731
Net assets beginning of period.........................................   772,723     785,449   2,135,838   1,801,107
                                                                         --------   ---------  ----------  ----------
Net assets end of period*..............................................  $792,557   $ 772,723  $2,105,702  $2,135,838
                                                                         ========   =========  ==========  ==========
Unit transactions:
 Units outstanding beginning of period.................................    52,904      57,926     129,500     115,225
 Units issued during the period........................................     4,222      43,667       6,514      69,220
 Units redeemed during the period......................................    (2,568)    (48,689)     (6,393)    (54,945)
                                                                         --------   ---------  ----------  ----------
Units outstanding end of period........................................    54,558      52,904     129,621     129,500
                                                                         ========   =========  ==========  ==========
----------
*Includes undistributed net investment income of:                        $151,820   $ 122,024  $  451,961  $  355,645
                                                                         ========   =========  ==========  ==========

                      See notes to financial statements.

                                         MONYEquity Master
---------------------------------------------------------------------------------------------------
             MONY Series Fund, Inc.                         Enterprise Accumulation Trust
-----------------------------------------------  --------------------------------------------------
      Government                 Money                                           Small Company
      Securities                 Market                   Equity                     Value
      Subaccount               Subaccount               Subaccount                Subaccount
----------------------  -----------------------  ------------------------  ------------------------
   2002        2001        2002         2001        2002          2001        2002          2001
----------- ----------  ----------- -----------  -----------  -----------  -----------  -----------
(Unaudited)             (Unaudited)              (Unaudited)               (Unaudited)
$   40,381  $   39,904  $    6,576  $    86,330  $   (65,070) $ 6,235,520  $   (58,083) $ 7,781,277
     3,302       5,512           0            0   (2,640,203)  (5,904,882)    (663,547)    (779,487)
   (49,539)     13,862           0            0    2,398,650   (8,825,778)   3,229,236   (5,674,660)
----------  ----------  ----------  -----------  -----------  -----------  -----------  -----------
    (5,856)     59,278       6,576       86,330     (306,623)  (8,495,140)   2,507,606    1,327,130
----------  ----------  ----------  -----------  -----------  -----------  -----------  -----------
   185,513     583,037     393,936    2,344,611    2,026,157    9,120,670    1,796,874    6,225,860
   (50,531)   (427,214)   (667,798)  (1,755,199)  (1,922,079)  (7,516,644)  (1,196,191)  (5,338,349)
----------  ----------  ----------  -----------  -----------  -----------  -----------  -----------
   134,982     155,823    (273,862)     589,412      104,078    1,604,026      600,683      887,511
----------  ----------  ----------  -----------  -----------  -----------  -----------  -----------
   129,126     215,101    (267,286)     675,742     (202,545)  (6,891,114)   3,108,289    2,214,641
 1,207,316     992,215   3,515,155    2,839,413   36,654,260   43,545,374   31,970,697   29,756,056
----------  ----------  ----------  -----------  -----------  -----------  -----------  -----------
$1,336,442  $1,207,316  $3,247,869  $ 3,515,155  $36,451,715  $36,654,260  $35,078,986  $31,970,697
==========  ==========  ==========  ===========  ===========  ===========  ===========  ===========
    84,169      73,181     262,179      218,192    1,924,485    1,841,869    1,233,590    1,198,930
    12,859      41,631      29,377      177,298      108,206      469,871       68,508      246,311
    (3,510)    (30,643)    (49,774)    (133,311)    (103,143)    (387,255)     (45,745)    (211,651)
----------  ----------  ----------  -----------  -----------  -----------  -----------  -----------
    93,518      84,169     241,782      262,179    1,929,548    1,924,485    1,256,353    1,233,590
==========  ==========  ==========  ===========  ===========  ===========  ===========  ===========
$  171,899  $  131,518  $  846,206  $   839,630  $23,148,813  $23,213,883  $16,270,195  $16,328,278
==========  ==========  ==========  ===========  ===========  ===========  ===========  ===========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                         For the period ended March 31


                                                                                      MONYEquity Master
                                                                     --------------------------------------------------
                                                                                Enterprise Accumulation Trust
                                                                     --------------------------------------------------
                                                                                                     International
                                                                              Managed                    Growth
                                                                             Subaccount                Subaccount
                                                                     -------------------------  -----------------------
                                                                        2002          2001         2002         2001
-                                                                    -----------  ------------  ----------- -----------
                                                                     (Unaudited)                (Unaudited)
From operations:
 Net investment income (loss)....................................... $  (158,473) $  6,193,137  $  (16,040) $ 1,038,450
 Net realized gain (loss) on investments............................  (5,801,311)  (17,641,880)   (299,681)    (565,419)
 Net change in unrealized appreciation (depreciation) of investments   4,710,463      (733,208)    233,267   (4,062,151)
                                                                     -----------  ------------  ----------  -----------
Net increase (decrease) in net assets resulting from operations.....  (1,249,321)  (12,181,951)    (82,454)  (3,589,120)
                                                                     -----------  ------------  ----------  -----------
From unit transactions:
 Net proceeds from the issuance of units............................   3,985,491    18,104,797     494,470    2,492,352
 Net asset value of units redeemed or used to meet contract
   obligations......................................................  (4,501,121)  (18,051,765)   (446,898)  (2,356,358)
                                                                     -----------  ------------  ----------  -----------
Net increase (decrease) from unit transactions......................    (515,630)       53,032      47,572      135,994
                                                                     -----------  ------------  ----------  -----------
Net increase (decrease) in net assets...............................  (1,764,951)  (12,128,919)    (34,882)  (3,453,126)
Net assets beginning of period......................................  90,805,568   102,934,487   9,272,199   12,725,325
                                                                     -----------  ------------  ----------  -----------
Net assets end of period*........................................... $89,040,617  $ 90,805,568  $9,237,317  $ 9,272,199
                                                                     ===========  ============  ==========  ===========
Unit transactions:
 Units outstanding beginning of period..............................   4,331,427     4,328,542     697,861      685,895
 Units issued during the period.....................................     194,700       838,678      38,391      170,269
 Units redeemed during the period...................................    (220,796)     (835,793)    (34,940)    (158,303)
                                                                     -----------  ------------  ----------  -----------
Units outstanding end of period.....................................   4,305,331     4,331,427     701,312      697,861
                                                                     ===========  ============  ==========  ===========
----------
* Includes undistributed net investment income (loss) of:            $67,654,183  $ 67,812,656  $2,863,177  $ 2,879,217
                                                                     ===========  ============  ==========  ===========

                      See notes to financial statements.

                                       MONYEquity Master
----------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------
      High Yield                                      Growth and                Capital
         Bond                   Growth                  Income               Appreciation
      Subaccount              Subaccount              Subaccount              Subaccount
----------------------  ----------------------  ----------------------  ----------------------
   2002        2001        2002        2001        2002        2001        2002        2001
----------- ----------  ----------- ----------  ----------- ----------  ----------- ----------
(Unaudited)             (Unaudited)             (Unaudited)             (Unaudited)
$   91,322  $  351,519  $   (5,359) $   (7,487) $   (4,513) $    4,293  $   (3,253) $   (1,120)
   (47,108)   (161,320)    (35,264)   (219,632)    (19,319)    (49,721)    (38,514)   (118,939)
    15,062      11,116      34,825    (203,693)      7,223    (268,988)    117,230    (221,421)
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    59,276     201,315      (5,798)   (430,812)    (16,609)   (314,416)     75,463    (341,480)
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   294,149   1,225,691     373,185   1,276,711     196,761   1,146,214     161,986     765,167

  (158,741)   (802,842)   (130,962)   (834,101)    (84,112)   (340,977)    (93,286)   (333,295)
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   135,408     422,849     242,223     442,610     112,649     805,237      68,700     431,872
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   194,684     624,164     236,425      11,798      96,040     490,821     144,163      90,392
 4,558,139   3,933,975   2,919,827   2,908,029   2,524,861   2,034,040   1,748,583   1,658,191
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
$4,752,823  $4,558,139  $3,156,252  $2,919,827  $2,620,901  $2,524,861  $1,892,746  $1,748,583
==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
   301,483     273,467     354,433     306,296     292,641     206,162     235,606     179,274
    19,350      81,541      46,319     152,167      23,354     124,767      21,534      99,878
   (10,476)    (53,525)    (16,207)   (104,030)     (9,991)    (38,288)    (12,421)    (43,546)
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   310,357     301,483     384,545     354,433     306,004     292,641     244,719     235,606
==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
$1,554,048  $1,462,726  $      377  $    5,736  $   (2,578) $    1,935  $   60,380  $   63,633
==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                         For the period ended March 31

                                                       MONYEquity Master
                                    -------------------------------------------------------
                                                 Enterprise Accumulation Trust
                                    -------------------------------------------------------
                                      Balanced      Balanced    Equity Income Equity Income
                                     Subaccount    Subaccount    Subaccount     Subaccount
                                    ------------ -------------- ------------- --------------
                                                 For the period               For the period
                                      For the    May 7, 2001**     For the    June 6, 2001**
                                    period ended    through     period ended     through
                                     March 31,    December 31,    March 31,    December 31,
                                        2002          2001          2002           2001
                                    ------------ -------------- ------------- --------------
                                    (unaudited)                  (unaudited)
From operations:
  Net investment income (loss).....   $   (75)      $   103       $   (188)      $   459
  Net realized gain (loss) on
   investments.....................        24           (48)          (344)         (701)
  Net change in unrealized
   appreciation (depreciation) of
   investments.....................      (159)          795          5,422        (2,059)
                                      -------       -------       --------       -------
Net increase (decrease) in net
  assets resulting from operations.      (210)          850          4,890        (2,301)
                                      -------       -------       --------       -------
From unit transactions:
  Net proceeds from the issuance
   of units........................     4,315        40,168         46,874        98,517
  Net asset value of units
   redeemed or used to meet
   contract obligations............      (852)         (914)        (3,733)       (5,457)
                                      -------       -------       --------       -------
Net increase from unit transactions     3,463        39,254         43,141        93,060
                                      -------       -------       --------       -------
Net increase in net assets.........     3,253        40,104         48,031        90,759
Net assets beginning of period.....    40,104             0         90,759             0
                                      -------       -------       --------       -------
Net assets end of period*..........   $43,357       $40,104       $138,790       $90,759
                                      =======       =======       ========       =======
Unit transactions:
  Units outstanding beginning of
   period..........................     3,988             0         10,033             0
  Units issued during the period...       435         4,081          5,073        10,644
  Units redeemed during the period.       (86)          (93)          (410)         (611)
                                      -------       -------       --------       -------
Units outstanding end of period....     4,337         3,988         14,696        10,033
                                      =======       =======       ========       =======
----------
*  Includes undistributed net
   investment income (loss) of:       $    28       $   103       $    271       $   459
                                      =======       =======       ========       =======

** Commencement of operations

                      See notes to financial statements.

                                               MONYEquity Master
---------------------------------------------------------------------------------------------------------------
                                         Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------------------
                               Small         Small
 Multi-Cap     Multi-Cap      Company       Company       Mid-Cap        Mid-Cap      Worldwide     Worldwide
   Growth        Growth        Growth        Growth        Growth        Growth         Growth        Growth
 Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount     Subaccount    Subaccount
 ----------  -------------- ------------ -------------- ------------ --------------- ------------ --------------
             For the period              For the period              For the period               For the period
  For the    May 2, 2001**    For the    May 5, 2001**    For the    June 12, 2001**   For the    May 25, 2001**
period ended    through     period ended    through     period ended     through     period ended    through
 March 31,    December 31,   March 31,    December 31,   March 31,    December 31,    March 31,    December 31,
    2002          2001          2002          2001          2002          2001           2002          2001
------------ -------------- ------------ -------------- ------------ --------------- ------------ --------------
(unaudited)                 (unaudited)                 (unaudited)                  (unaudited)
  $   (175)     $   (231)     $   (331)     $  1,297      $   (339)     $   (174)      $   (40)      $   (63)
      (686)       (1,194)         (361)       (1,174)         (445)         (423)         (327)         (137)
    (3,948)          445        15,587        11,161        (4,112)        2,684           662          (757)
  --------      --------      --------      --------      --------      --------       -------       -------
    (4,809)         (980)       14,895        11,284        (4,896)        2,087           295          (957)
  --------      --------      --------      --------      --------      --------       -------       -------
    23,754       125,451       240,832       113,784        16,224       191,447         4,920        21,707
    (2,125)      (29,235)       (8,219)       (4,805)       (1,091)       (1,351)         (842)         (847)
  --------      --------      --------      --------      --------      --------       -------       -------
    21,629        96,216       232,613       108,979        15,133       190,096         4,078        20,860
  --------      --------      --------      --------      --------      --------       -------       -------
    16,820        95,236       247,508       120,263        10,237       192,183         4,373        19,903
    95,236             0       120,263             0       192,183             0        19,903             0
  --------      --------      --------      --------      --------      --------       -------       -------
  $112,056      $ 95,236      $367,771      $120,263      $202,420      $192,183       $24,276       $19,903
  ========      ========      ========      ========      ========      ========       =======       =======
    10,617             0        11,867             0        24,674             0         2,244             0
     2,789        13,659        24,083        12,390         2,167        24,855           574         2,340
      (251)       (3,042)         (844)         (523)         (146)         (181)          (98)          (96)
  --------      --------      --------      --------      --------      --------       -------       -------
    13,155        10,617        35,106        11,867        26,695        24,674         2,720         2,244
  ========      ========      ========      ========      ========      ========       =======       =======
  $   (406)     $   (231)     $    966      $  1,297      $   (513)     $   (174)      $  (103)      $   (63)
  ========      ========      ========      ========      ========      ========       =======       =======

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                         For the period ended March 31


                                                                    MONYEquity Master
                                                  -----------------------------------------------------
                                                  Enterprise Accumulation Trust
                                                  ---------------------------
                                                    Emerging       Emerging              Dreyfus
                                                   Countries       Countries           Stock Index
                                                   Subaccount     Subaccount           Subaccount
                                                  ------------  --------------- ------------------------
                                                                For the period
                                                    For the     June 08, 2001**   For the      For the
                                                  period ended      through     period ended  year ended
                                                   March 31,     December 31,    March 31,   December 31,
                                                      2002           2001           2002         2001
                                                  ------------  --------------- ------------ ------------
                                                  (Unaudited)                   (Unaudited)
From operations:
  Net investment income (loss)...................   $   (401)      $   (511)     $    4,011   $   29,736
  Net realized gain (loss) on investments........        353         (1,484)        (43,911)    (181,723)
  Net change in unrealized appreciation
   (depreciation) of investments.................     16,929         19,556          42,303     (295,886)
                                                    --------       --------      ----------   ----------
Net increase (decrease) in net assets resulting
  from operations................................     16,881         17,561           2,403     (447,873)
                                                    --------       --------      ----------   ----------
From unit transactions:
  Net proceeds from the issuance of units........     14,203        208,603         357,201    1,420,108
  Net asset value of units redeemed or used to
   meet contract obligations.....................     (3,764)       (14,261)       (129,831)    (644,848)
                                                    --------       --------      ----------   ----------
Net increase from unit transactions..............     10,439        194,342         227,370      775,260
                                                    --------       --------      ----------   ----------
Net increase (decrease) in net assets............     27,320        211,903         229,773      327,387
Net assets beginning of period...................    211,903              0       3,433,008    3,105,621
                                                    --------       --------      ----------   ----------
Net assets end of period*........................   $239,223       $211,903      $3,662,781   $3,433,008
                                                    ========       ========      ==========   ==========
Unit transactions:
  Units outstanding beginning of period..........     22,654              0         437,449      344,819

  Units issued during the period.................      1,482         24,354          45,913      172,477
  Units redeemed during the period...............       (389)        (1,700)        (16,796)     (79,847)
                                                    --------       --------      ----------   ----------
Units outstanding end of period..................     23,747         22,654         466,566      437,449
                                                    ========       ========      ==========   ==========
----------
*  Includes undistributed net investment income
   (loss) of:                                       $   (912)      $   (511)     $   87,768   $   83,757
                                                    ========       ========      ==========   ==========

** Commencement of operations

                      See notes to financial statements.

                                             MONYEquity Master
-----------------------------------------------------------------------------------------------------------
                                               Fidelity Variable Insurance Products Funds
                            -------------------------------------------------------------------------------
     Dreyfus Socially                                                                  VIP III Growth
    Responsible Growth          VIP II Contrafund            VIP Growth                Opportunities
        Subaccount                 Subaccount                Subaccount                  Subaccount
--------------------------  ------------------------  ------------------------  ---------------------------
             For the period                                                                  For the period
  For the    June 8, 2001**   For the      For the      For the      For the      For the    June 12, 2001**
period ended    through     period ended  year ended  period ended  year ended  period ended     through
 March 31,    December 31,   March 31,   December 31,  March 31,   December 31,  March 31,    December 31,
    2002          2001          2002         2001         2002         2001         2002          2001
------------ -------------- ------------ ------------ ------------ ------------ ------------ ---------------
(Unaudited)                 (Unaudited)               (Unaudited)               (Unaudited)
  $   (74)      $   (92)     $    9,864   $   46,987   $   (1,403)  $  145,083    $     12       $   (23)
     (215)         (354)        (23,529)    (100,558)     (88,342)    (188,304)       (170)          (64)

     (604)       (1,722)         68,648     (186,008)      57,769     (435,811)       (325)          202
  -------       -------      ----------   ----------   ----------   ----------    --------       -------
     (893)       (2,168)         54,983     (239,579)     (31,976)    (479,032)       (483)          115
  -------       -------      ----------   ----------   ----------   ----------    --------       -------
    9,652        43,186         302,429      687,616      191,226      845,967     154,736        12,101
   (1,587)       (1,688)        (85,092)    (442,654)    (136,486)    (410,619)     (3,615)         (363)
  -------       -------      ----------   ----------   ----------   ----------    --------       -------
    8,065        41,498         217,337      244,962       54,740      435,348     151,121        11,738
  -------       -------      ----------   ----------   ----------   ----------    --------       -------
    7,172        39,330         272,320        5,383       22,764      (43,684)    150,638        11,853
   39,330             0       1,834,705    1,829,322    2,443,930    2,487,614      11,853             0
  -------       -------      ----------   ----------   ----------   ----------    --------       -------
  $46,502       $39,330      $2,107,025   $1,834,705   $2,466,694   $2,443,930    $162,491       $11,853
  =======       =======      ==========   ==========   ==========   ==========    ========       =======
    4,617             0         223,575      193,843      352,343      292,731       1,294             0

    1,161         4,816          36,851       81,780       27,990      115,727      17,052         1,335
     (192)         (199)        (10,415)     (52,048)     (20,001)     (56,115)       (410)          (41)
  -------       -------      ----------   ----------   ----------   ----------    --------       -------
    5,586         4,617         250,011      223,575      360,332      352,343      17,936         1,294
  =======       =======      ==========   ==========   ==========   ==========    ========       =======
  $  (166)      $   (92)     $   50,620   $   40,756   $  135,516   $  136,919    $    (11)      $   (23)
  =======       =======      ==========   ==========   ==========   ==========    ========       =======

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                         For the period ended March 31

                                                                                             MONYEquity Master
                                                                          ------------------------------------------------------
                                                                                            Janus Aspen Series
                                                                          ------------------------------------------------------
                                                                                  Aggressive
                                                                                    Growth                     Balanced
                                                                                  Subaccount                  Subaccount
                                                                          --------------------------  --------------------------
                                                                                       For the period              For the period
                                                                            For the    May 4, 2001**    For the    May 15, 2001**
                                                                          period ended    through     period ended    through
                                                                           March 31,    December 31,   March 31,    December 31,
                                                                              2002          2001          2002          2001
                                                                          ------------ -------------- ------------ --------------
                                                                          (unaudited)                 (unaudited)
From operations:
  Net investment income (loss)...........................................   $   (244)     $   (322)     $   (290)     $  1,697
  Net realized gain (loss) on investments................................    (10,504)       (2,620)         (199)         (923)
  Net change in unrealized appreciation (depreciation) of investments....     (3,899)       (4,631)        2,703        (1,374)
                                                                            --------      --------      --------      --------
Net increase (decrease) in net assets resulting from operations..........    (14,647)       (7,573)        2,214          (600)
                                                                            --------      --------      --------      --------
From unit transactions:
  Net proceeds from the issuance of units................................     28,428       172,663        64,492       135,693
  Net asset value of units redeemed or used to meet contract obligations.    (27,515)      (16,591)       (3,344)      (11,334)
                                                                            --------      --------      --------      --------
Net increase (decrease) from unit transactions...........................        913       156,072        61,148       124,359
                                                                            --------      --------      --------      --------
Net increase (decrease) in net assets....................................    (13,734)      148,499        63,362       123,759
Net assets beginning of period...........................................    148,499             0       123,759             0
                                                                            --------      --------      --------      --------
Net assets end of period*................................................   $134,765      $148,499      $187,121      $123,759
                                                                            ========      ========      ========      ========
Unit transactions:
  Units outstanding beginning of period..................................     18,896             0        12,732             0
  Units issued during the period.........................................      3,910        20,826         6,711        13,920
  Units redeemed during the period.......................................     (3,934)       (1,930)         (344)       (1,188)
                                                                            --------      --------      --------      --------
Units outstanding end of period..........................................     18,872        18,896        19,099        12,732
                                                                            ========      ========      ========      ========
----------
*  Includes undistributed net investment income (loss) of:                  $   (566)     $   (322)     $  1,407      $  1,697
                                                                            ========      ========      ========      ========

** Commencement of Operations

                      See notes to financial statements.

                 MONYEquity Master
--------------------------------------------------
                Janus Aspen Series
--------------------------------------------------
         Capital                  Worldwide
      Appreciation                 Growth
       Subaccount                Subaccount                    Total
------------------------  ------------------------  --------------------------

  For the      For the      For the      For the
period ended  year ended  period ended  year ended
 March 31,   December 31,  March 31,   December 31,
    2002         2001         2002         2001         2002          2001
------------ ------------ ------------ ------------ ------------  ------------
(Unaudited)               (Unaudited)
 $   (6,045)  $   19,240   $   (6,364) $    (9,145) $    159,945  $ 22,906,211
   (259,470)    (399,956)    (147,649)    (694,361)  (10,172,062)  (27,043,111)
    197,536     (565,108)     117,857     (362,689)   10,921,205   (23,053,255)
 ----------   ----------   ----------  -----------  ------------  ------------
    (67,979)    (945,824)     (36,156)  (1,066,195)      909,088   (27,190,155)
 ----------   ----------   ----------  -----------  ------------  ------------
    214,762    1,605,463      250,912    1,744,184    12,044,817    52,641,600
   (399,685)    (835,613)    (168,523)  (1,097,526)  (10,465,799)  (43,118,756)
 ----------   ----------   ----------  -----------  ------------  ------------
   (184,923)     769,850       82,389      646,658     1,579,018     9,522,844
 ----------   ----------   ----------  -----------  ------------  ------------
   (252,902)    (175,974)      46,233     (419,537)    2,488,106   (17,667,311)
  3,514,790    3,690,764    3,622,667    4,042,204   206,834,032   224,501,343
 ----------   ----------   ----------  -----------  ------------  ------------
 $3,261,888   $3,514,790   $3,668,900  $ 3,622,667  $209,322,138  $206,834,032
 ==========   ==========   ==========  ===========  ============  ============
    554,001      452,008      585,745      502,843
     35,737      228,081       41,757      249,907
    (66,094)    (126,088)     (28,197)    (167,005)
 ----------   ----------   ----------  -----------
    523,644      554,001      599,305      585,745
 ==========   ==========   ==========  ===========
 $   38,919   $   44,964   $  182,492  $   188,856  $117,619,499  $117,459,554
 ==========   ==========   ==========  ===========  ============  ============

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (unaudited)


1.  Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support flexible premium variable life insurance policies, which include variable life (Strategist) and variable universal life (MONYEquity Master, MONYCustom Equity Master MONY Custom Estate Master, MONY Variable Universal Life and MONY Survivorship Variable Universal Life) and corporate sponsored variable life insurance policies (Corporate Sponsored Variable Universal Life). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) insurance policies is presented here.

   There are currently six Strategist Subaccounts and twenty-eight MONYEquity Master Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of Strategist commenced operations in 1985 and the subaccounts of MONYEquity Master commenced operations in 1995 through 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2.  Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3.  Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONYEquity Master Subaccounts for the period ended March 31, 2002 aggregated $6,869,691.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts)of the average daily net assets of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended March 31, 2002, MONY America received $8,221 in aggregate from certain Funds in connection with Strategist and MONYEquity Master subaccounts.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)



4.  Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the three months ended March 31, 2002 were as follows:

                                                     Cost of Shares
                                                        Acquired     Proceeds
                                                       (Excludes    from Shares
Strategist Subaccounts                               Reinvestments)  Redeemed
----------------------                               -------------- -----------
MONY Series Fund, Inc.
Equity Growth Portfolio.............................  $  1,465,943  $   34,588
Equity Income Portfolio.............................       755,152      56,202
Intermediate Term Bond Portfolio....................       122,354      14,272
Long Term Bond Portfolio............................        51,750       1,715
Diversified Portfolio...............................     1,539,913      52,191
Money Market Portfolio..............................        48,949      14,464

MONYEquity Master Subaccounts
-----------------------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio....................       769,768      41,558
Long Term Bond Portfolio............................     2,051,369     111,327
Government Securities Portfolio.....................     1,295,107      54,800
Money Market Portfolio..............................     3,235,708     752,703

Enterprise Accumulation Trust
Balanced Portfolio..................................        42,728         969
Capital Appreciation Portfolio......................     2,173,413     102,783
Emerging Countries Portfolio........................       202,773       4,217
Equity Income Portfolio.............................       135,447       5,433
Equity Portfolio....................................    56,561,094   2,073,606
Growth Portfolio....................................     3,394,833     143,756
Growth and Income Portfolio.........................     2,934,166      93,810
High Yield Bond Portfolio...........................     5,153,340     185,298
International Growth Portfolio......................    13,966,310     485,474
Managed Portfolio...................................   117,900,558   4,780,643
Mid-Cap Growth Portfolio............................       203,878       1,599
Multi-Cap Growth Portfolio..........................       115,575       5,559
Small Company Growth Portfolio......................       341,075       9,035
Small Company Value Portfolio.......................    40,310,137   1,316,220
Worldwide Growth Portfolio..........................        24,374       2,492

Dreyfus
Dreyfus Stock Index Fund............................     4,277,963     141,425
Dreyfus Socially Responsible Growth Fund, Inc.......        48,832       1,672

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


                                                     Cost of Shares
                                                        Acquired     Proceeds
                                                       (Excludes    from Shares
MONYEquity Master Subaccounts                        Reinvestments)  Redeemed
-----------------------------                        -------------- -----------
Fidelity Variable Insurance Products Funds
VIP II Contrafund Portfolio.........................   $2,301,670    $ 92,682
VIP Growth Portfolio................................    3,216,523     148,980
VIP III Growth Opportunities Portfolio..............      162,535       3,796

Janus Aspen Series
Aggressive Growth Portfolio.........................      143,315      31,858
Balanced Portfolio..................................      185,819       4,268
Capital Appreciation Portfolio......................    4,249,422     425,909
Worldwide Growth Portfolio..........................    4,792,132     186,100

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)



5.  Financial Highlights:

   For a unit outstanding through the period ended March 31, 2002:

                                                        At March 31, 2002      For the period ended March 31, 2002
                                                   --------------------------- ---------------------------------
                                                                               Investment
                                                              Unit  Net Assets   Income     Expense      Total
Strategist Subaccounts                               Units   Values   (000s)     Ratio*     Ratio**    Return***
----------------------                             --------- ------ ---------- ----------   -------    ---------
MONY Series Fund, Inc.
Equity Growth Subaccount..........................    13,149 $68.81  $    905     0.56%      0.60%        0.17%
Equity Income Subaccount..........................     8,947  67.36       603     0.11       0.60         4.58
Intermediate Term Bond Subaccount.................     4,420  28.90       128     0.04       0.60        (0.48)
Long Term Bond Subaccount.........................     1,471  36.87        54     0.05       0.60        (1.47)
Diversified Subaccount............................    21,246  49.12     1,044     0.13       0.60         0.37
Money Market Subaccount...........................     2,296  21.40        49     0.00       0.60         0.23

MONYEquity Master Subaccounts
-----------------------------
MONY Series Fund, Inc.
Intermediate Term Bond Subaccount.................    54,558  14.53       793     0.04       0.75        (0.55)
Long Term Bond Subaccount.........................   129,621  16.25     2,106     0.05       0.75        (1.46)
Government Securities Subaccount..................    93,518  14.29     1,336     0.03       0.75        (0.35)
Money Market Subaccount...........................   241,782  13.43     3,248     0.00       0.75         0.15

Enterprise Accumulation Trust
Equity Subaccount................................. 1,929,548  18.89    36,452     0.00       0.75        (0.84)
Small Company Value Subaccount.................... 1,256,353  27.92    35,079     0.00       0.75         7.72
Managed Subaccount................................ 4,305,331  20.68    89,041     0.00       0.75        (1.34)
International Growth Subaccount...................   701,312  13.17     9,237     0.00       0.75        (0.90)
High Yield Bond Subaccount........................   310,357  15.31     4,753     0.02       0.75         1.26
Growth Subaccount.................................   384,545   8.21     3,156     0.00       0.75        (0.36)
Growth and Income Subaccount......................   306,004   8.56     2,621     0.00       0.75        (0.81)
Capital Appreciation Subaccount...................   244,719   7.73     1,893     0.00       0.75         4.18
Balanced Subaccount (1)...........................     4,337  10.00        43     0.00       0.75(^)     (0.60)
Equity Income Subaccount (2)......................    14,696   9.44       139     0.00       0.75(^)      4.31
Multi-Cap Growth Subaccount (3)...................    13,155   8.52       112     0.00       0.75(^)     (5.02)
Small Company Growth Subaccount (4)...............    35,106  10.48       368     0.00       0.75(^)      3.46
Mid-Cap Growth Subaccount (5).....................    26,695   7.58       202     0.00       0.75(^)     (2.70)
Worldwide Growth Subaccount (6)...................     2,720   8.92        24     0.00       0.75(^)      0.56
Emerging Countries Subaccount (7).................    23,747  10.07       239     0.00       0.75(^)      7.70

Dreyfus
Dreyfus Stock Index Subaccount....................   466,566   7.85     3,663     0.00       0.75         0.00
Dreyfus Socially Responsible Growth Subaccount (7)     5,586   8.32        47     0.00       0.75(^)     (2.35)

Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount......................   250,011   8.43     2,107     0.01       0.75         2.68
VIP Growth Subaccount.............................   360,332   6.85     2,467     0.00       0.75        (1.30)
VIP III Growth Opportunities Subaccount (5).......    17,936   9.06   162,491     0.06       0.75(^)     (1.09)

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

                                             At March 31, 2002     For the period ended March 31, 2002
                                         ------------------------- --------------------------------
                                                                   Investment
                                                  Unit  Net Assets   Income      Expense      Total
Strategist Subaccounts                    Units  Values   (000s)     Ratio*      Ratio**    Return***
----------------------                   ------- ------ ---------- ----------   -------     ---------

Janus Aspen Series
Aggressive Growth Subaccount (8)........  18,872 $ 7.14  $    135     0.00%      0.75(/\)%    (9.16)%
Balanced Subaccount (9).................  19,099   9.80   187,121     0.00       0.75(/\)      0.82
Capital Appreciation Subaccount......... 523,644   6.23     3,262     0.00       0.75         (1.74)
Worldwide Growth Subaccount............. 599,305   6.12     3,669     0.00       0.75         (0.97)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\) Annualized
(1) For the period May 7, 2001 through December 31, 2001.
(2) For the period June 6, 2001 through December 31, 2001.
(3) For the period May 2, 2001 through December 31, 2001.
(4) For the period May 5, 2001 through December 31, 2001.
(5) For the period June 12, 2001 through December 31, 2001.
(6) For the period May 25, 2001 through December 31, 2001.
(7) For the period June 8, 2001 through December 31, 2001.
(8) For the period May 4, 2001 through December 31, 2001.
(9) For the period May 15, 2001 through December 31, 2001.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                 COMBINED STATEMENT OF ASSETS AND LIABILITIES

                          March 31, 2002 (unaudited)

                             ASSETS
Investments at cost.............................................. $675,305,196
                                                                  ============
Investments in respective Funds, at net asset value.............. $587,631,639
Amount due from MONY America.....................................    1,088,252
Amount due from respective Funds.................................    1,091,003
                                                                  ------------
       Total assets..............................................  589,810,894
                                                                  ------------
                          LIABILITIES
Amount due to MONY America.......................................    1,042,655
Amount due to respective Funds...................................    1,176,936
                                                                  ------------
       Total liabilities.........................................    2,219,591
                                                                  ------------
Net assets....................................................... $587,591,303
                                                                  ============
Net assets consist of:
  Contractholders' net payments.................................. $584,130,351
  Undistributed net investment income............................  154,470,310
  Accumulated net realized gain (loss) on investments............  (63,335,906)
  Net unrealized appreciation of investments.....................  (87,673,452)
                                                                  ------------
Net assets....................................................... $587,591,303
                                                                  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                       COMBINED STATEMENT OF OPERATIONS

                For the period ended March 31, 2002 (unaudited)

Dividend income........................................................................... $  4,158,518
Distribution from net realized gains......................................................            0
Mortality and expense risk charges........................................................     (472,139)
                                                                                           ------------
Net investment income (loss)..............................................................    3,686,379
                                                                                           ------------
Realized and unrealized gain (loss) on investments:
  Net realized loss on investments........................................................  (16,667,667)
  Net change in unrealized appreciation of investments....................................   14,661,323
                                                                                           ------------
Net realized and unrealized gain (loss) on investments....................................   (2,006,344)
                                                                                           ------------
Net increase (decrease) in net assets resulting from operations........................... $  1,680,035
                                                                                           ============

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

            COMBINED STATEMENT OF CHANGES IN NET ASSETS (unaudited)

                                                     For the        For the
                                                   period ended   period ended
                                                    March 31,     December 31,
                                                       2002           2001
                                                   ------------  -------------
                                                   (unaudited)
From operations:
  Net investment income........................... $  3,728,788  $  36,928,784
  Net realized gain (loss) on investments.........  (16,942,852)   (51,486,293)
  Net change in unrealized appreciation
   (depreciation) of investments..................   14,973,472    (31,488,999)
                                                   ------------  -------------
Net increase in net assets resulting from
  operations......................................    1,759,408    (46,046,508)
                                                   ------------  -------------
From unit transactions:
  Net proceeds from the issuance of unit..........   85,604,745    283,051,735
  Net asset value of units redeemed or used to
   meet contract obligations......................  (57,210,849)  (154,723,870)
                                                   ------------  -------------
Net increase from unit transactions...............   28,393,896    128,327,865
                                                   ------------  -------------
Net increase in net assets........................   30,153,303     82,281,357
Net assets beginning of period....................  557,438,000    475,156,643
                                                   ------------  -------------
Net assets end of period*......................... $587,591,303  $ 557,438,000
                                                   ============  =============
----------
*Includes undistributed net investment income of:  $154,470,310  $ 150,737,946
                                                   ============  =============

                      See notes to financial statements.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

              NOTES TO COMBINED FINANCIAL STATEMENTS (unaudited)



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Life insurance policies (Strategist), Variable Universal Life Insurance policies (MONYEquity Master, MONY Custom Equity Master, and MONY Custom Estate Master), Corporate Sponsored Variable Universal Life Insurance policies, Variable Universal Life Insurance policies, and Survivorship Variable Universal Life Insurance policies, collectively the funds. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to all Variable Life Insurance policies issued under the Variable Account is presented for the Variable Account as a whole.

   There are currently twenty-eight MONYEquity Master subaccounts, six Strategist subaccounts, twenty-eight MONY Custom Equity Master subaccounts, thirty-eight Corporate Sponsored Universal Life subaccounts, twenty-six Mony Custom Estate Master subaccounts, thirty-five Variable Universal Life subaccounts, and thirty-five Survivorship Universal Life subaccounts within the variable account (each hereafter referred to as a "subaccount"). Each subaccount holds assets that are segregated from all other subaccounts within the Variable Account.

   Each subaccount invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Variable Investment Fund, Fidelity Variable Insurance Product Funds, Janus Aspen Series, the Van Eck Worldwide Insurance Trust, T. Rowe Price, Alger American Fund, Invesco Variable Series Funds, PIMCO Variable Insurance Trust, PBHG, MFS Variable Insurance Trust, Lord Abbett Series Funds, and PBHG Insurance Series Funds (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These combined financial statements should be read in conjunction with the separate financial statements and footnotes of each of the Variable Insurance Policies which are presented on pages before these combined financial statements.

2. Significant Accounting Policies:

   The preparation of the combined financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment held by each subaccount in the shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value. For the purposes of presentation of the combined financial statements, investments held at March 31, 2002 by all of the subaccounts within the Variable Account have been aggregated.

  Investment Transactions and Investment Income:

   Investments made by the subacccounts in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments by the subaccounts in the portfolios of the Funds are determined on the identified cost-basis.

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

        NOTES TO COMBINED FINANCIAL STATEMENTS (unaudited) (continued)


Dividend income and distributions of net realized gains are recorded by the respective subacount on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received by the subaccounts are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the period ended December 31, 2001, the aggregate amount deducted for such purposes for all subaccounts within the Variable Account was $16,945,597.

   MONY America receives from the subaccounts within the Variable Account amounts deducted for mortality and expense risks at annual rates ranging from ..35% to 1.35% of the average daily net assets of each of the respective subaccounts within the Variable Account. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended March 31, 2002, MONY America and MONY received $80,124 in aggregate from certain Funds in connection with the subaccounts within the Variable Account.

4. Investments in Funds:

At March 31, 2002, the aggregate value of investments held in a portfolio of the Funds by all subaccounts within the Variable Account were as follows:

MONY Series Fund, Inc.
Intermediate Term Bond Portfolio................................... $ 9,308,622
Long Term Bond Portfolio...........................................  39,187,393
Government Securities Portfolio....................................   6,864,368
Money Market Portfolio.............................................  46,174,002
Equity Growth Portfolio............................................     904,781
Equity Income Portfolio............................................     602,651
Diversified Portfolio..............................................   1,043,652

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

        NOTES TO COMBINED FINANCIAL STATEMENTS (unaudited) (continued)



Enterprise Accumulation Trust
Equity Portfolio.................................................. $ 49,432,526
Small Company Value Portfolio.....................................   48,913,984
Managed Portfolio.................................................  100,634,348
International Growth Portfolio....................................   12,475,435
High Yield Bond Portfolio.........................................   37,196,076
Growth Portfolio..................................................   30,175,921
Growth and Income Portfolio.......................................   12,940,036
Small Company Growth Portfolio....................................    7,988,370
Equity Income Portfolio...........................................    3,404,817
Capital Appreciation Portfolio....................................    7,201,421
Multi-Cap Growth Portfolio........................................    7,171,547
Balanced Portfolio................................................      912,361
Worldwide Growth Portfolio........................................      119,689
Emerging Countries Portfolio......................................      393,910
Mid-Cap Growth Portfolio..........................................      590,947
Globally Socially Responsive Subaccount...........................        3,392
Total Return Subaccount...........................................       20,445

Dreyfus
Appreciation Portfolio............................................    3,699,173
Small Company Stock Portfolio.....................................      984,929
Dreyfus Stock Index Fund..........................................   60,262,798
Dreyfus Socially Responsible Growth Fund, Inc.....................    1,256,425

Van Eck Worldwide Insurance Trust
Hard Assets Portfolio.............................................       39,710
Worldwide Bond Portfolio..........................................       75,516
Worldwide Emerging Markets Portfolio..............................      139,915

T. Rowe Price
Equity Income Portfolio...........................................    5,548,419
Prime Reserve Portfolio...........................................      780,381
International Stock Portfolio.....................................    2,015,935
Limited Term Portfolio............................................       40,720
New America Growth Portfolio......................................      769,781
Personal Strategy Balanced Portfolio..............................    1,590,148

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..............................................    8,461,182
VIP II Contrafund Portfolio.......................................   11,933,324
VIP III Growth Opportunities Portfolio............................    1,476,159
VIP II Asset Manager Portfolio....................................    4,905,475
VIP III Growth and Income Portfolio...............................    9,216,397

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

        NOTES TO COMBINED FINANCIAL STATEMENTS (unaudited) (continued)



                   The Universal Institutional Funds, Inc.
                   Equity Growth Portfolio....... $   416,941
                   Fixed Income Portfolio........   5,114,997
                   Value Portfolio...............     236,473

                   Janus Aspen Series
                   Aggressive Growth Portfolio...   7,212,891
                   Balanced Portfolio............   4,006,534
                   Capital Appreciation Portfolio   8,988,333
                   Flexible Income Portfolio.....   6,398,415
                   International Growth Portfolio   1,585,345
                   Worldwide Growth Portfolio....  16,423,999
                   Strategic Value Portfolio.....      19,030

                   Alger American Fund
                   Balanced Subaccount...........      23,890
                   Mid Cap Subaccount............      21,011

                   Invesco Variable Series Funds
                   Financial Services Subaccount.       5,502
                   Health Sciences Subaccount....       8,061
                   Telecommunications Subaccount.       4,605

                   MFS Variable Insurance Trust
                   Mid Cap Growth Subaccount.....      16,057
                   New Discovery Subaccount......      16,927
                   Total Return Subaccount.......      32,312
                   Utilities Subaccount..........       2,273

                   Van Kampen U.I.F.
                   Emerging Equities Subaccount..       6,033
                   Global Value Equity Subaccount       7,473
                   U.S. Real Estate Subaccount...      10,676

                   Lord Abbett Series Funds
                   Bond Debenture Subaccount.....      19,321
                   Growth & Income Subaccount....      33,407
                   Mid Cap Value Subaccount......       7,644

                   PIMCO Variable Insurance Trust
                   Global Bond Subaccount........      14,693
                   Real Return Bond Subaccount...      27,371
                   StockPlus Growth & Income.....      16,662

                                 MONY AMERICA

                              VARIABLE ACCOUNT L

        NOTES TO COMBINED FINANCIAL STATEMENTS (unaudited) (continued)



PBHG Series Funds
Mid Cap Value Subaccount......................................... $     53,130
Select Value Subaccount..........................................        4,216
                                                                  ------------
Total Net Asset -- Combined MLOA Separate Account L.............. $587,591,303
                                                                  ============

   During the period ended March 31, 2002, the aggregate cost of shares purchased and the aggregate Proceeds from shares redeemed of the Funds by all the subaccounts within the Variable Account were $364,706,012 and $75,093,823, respectively.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                  UNAUDITED INTERIM CONDENSED BALANCE SHEETS
                     March 31, 2002 and December 31, 2001

                                                                March 31, December 31,
                                                                  2002        2001
                                                                --------- ------------
                                                                   ($ in millions)
                            ASSETS
Investments:
   Fixed maturity securities available-for-sale, at fair value. $1,214.6    $1,220.9
   Mortgage loans on real estate...............................    134.8       132.8
   Policy loans................................................     75.3        71.6
   Other invested assets.......................................     18.9        22.4
                                                                --------    --------
                                                                 1,443.6     1,447.7
                                                                --------    --------
   Cash and cash equivalents...................................     94.8       102.6
   Accrued investment income...................................     30.7        22.3
   Amounts due from reinsurers.................................     34.8        34.8
   Deferred policy acquisition costs...........................    597.6       564.6
   Current federal income taxes receivable.....................     29.4        24.9
   Other assets................................................      8.4        18.1
   Separate account assets.....................................  3,603.3     3,589.0
                                                                --------    --------
       Total assets............................................ $5,842.6    $5,804.0
                                                                ========    ========
             LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................... $  163.9    $  156.8
Policyholders' account balances................................  1,286.4     1,269.5
Other policyholders' liabilities...............................     78.1        77.2
Accounts payable and other liabilities.........................     86.7        94.9
Note payable to affiliate (Note 5).............................     44.0        44.6
Deferred federal income taxes..................................     88.5        85.0
Separate account liabilities...................................  3,603.3     3,589.0
                                                                --------    --------
       Total liabilities....................................... $5,350.9    $5,317.0
                                                                --------    --------
Commitments and contingencies (Note 4)
Common stock $1.00 par-value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding............................. $    2.5    $    2.5
Capital in excess of par.......................................    349.7       349.7
Retained earnings..............................................    138.3       130.1
Accumulated other comprehensive loss...........................      1.2         4.7
                                                                --------    --------
       Total shareholder's equity..............................    491.7       487.0
                                                                --------    --------
       Total liabilities and shareholder's equity.............. $5,842.6    $5,804.0
                                                                ========    ========

  See accompanying notes to unaudited interim condensed financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

               UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                           AND COMPREHENSIVE INCOME
               Three-month Periods Ended March 31, 2002 and 2001

                                                              2002    2001
                                                              -----   -----
                                                             ($ in millions)
      Revenues:
      Universal life and investment-type product policy fees $36.3    $40.1
      Premiums..............................................  19.0     12.5
      Net investment income.................................  26.3     23.9
      Net realized gains on investments.....................   0.2      1.7
      Other income..........................................   4.1      2.9
                                                              -----   -----
      Total revenues........................................  85.9     81.1
                                                              -----   -----
      Benefits and Expenses:
      Benefits to policyholders.............................  25.8     25.0
      Interest credited to policyholders' account balances..  17.5     16.5
      Amortization of deferred policy acquisition costs.....  14.2     10.6
      Other operating costs and expenses....................  16.3     28.2
                                                              -----   -----
      Total benefits and expenses...........................  73.8     80.3
                                                              -----   -----
      Income before income taxes............................  12.1      0.8
      Income tax expense....................................   3.9      0.2
                                                              -----   -----
      Net income............................................   8.2      0.6
      Other comprehensive (loss)/income, net................  (3.5)     5.5
                                                              -----   -----
      Comprehensive income.................................. $ 4.7    $ 6.1
                                                              =====   =====


  See accompanying notes to unaudited interim condensed financial statements

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                     UNAUDITED INTERIM CONDENSED STATEMENT
                      OF CHANGES IN SHAREHOLDER'S EQUITY
                    Three-month Period Ended March 31, 2002

                                                              Accumulated
                                           Capital               Other         Total
                                   Common In Excess Retained Comprehensive Shareholder's
                                   Stock   of Par   Earnings Income/(Loss)    Equity
                                   ------ --------- -------- ------------- -------------
Balance, December 31, 2001........  $2.5   $349.7    $130.1      $ 4.7        $487.0
Comprehensive income:
   Net income.....................                      8.2                      8.2
   Other comprehensive income (1).
     Comprehensive loss...........                                (3.5)         (3.5)
                                    ----   ------    ------      -----        ------
Balance, March 31, 2002...........  $2.5   $349.7    $138.3      $ 1.2        $491.7
                                    ====   ======    ======      =====        ======

----------
(1)Represents unrealized losses on investments, net of unrealized gains, reclassification adjustments, and taxes.



  See accompanying notes to unaudited interim condensed financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

             UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS
               Three-month Periods Ended March 31, 2002 and 2001

                                                          2002     2001
                                                        -------  -------
                                                         ($ in millions)
Net cash (used in) operating activities................ $ (16.1) $  (0.7)
Cash flows from investing activities:
Sales, maturities or repayments of:
  Fixed maturities.....................................    54.1     45.0
  Mortgage loans on real estate........................     3.7     33.1
  Other invested assets................................     0.2      0.0
Acquisitions of investments:
  Fixed maturities.....................................   (56.5)   (49.3)
  Mortgage loans on real estate........................    (5.7)   (12.8)
  Other invested assets................................    (0.1)    (2.6)
  Policy loans, net....................................    (3.8)    (2.7)
                                                        -------  -------
Net cash (used in)/provided by investing activities.... $  (8.1) $  10.7
                                                        -------  -------
Cash flows from financing activities:
Repayment of note to affiliate.........................    (0.6)    (0.6)
Receipts from annuity and universal life policies
  credited to policyholders' account balances..........   172.3    200.4
Return of policyholders' account balances on annuity
  and universal life policies..........................  (155.3)  (203.8)
                                                        -------  -------
Net cash provided by/(used in) financing activities....    16.4     (4.0)
                                                        -------  -------
Net (decrease) increase in cash and cash equivalents...    (7.8)     6.0
Cash and cash equivalents, beginning of year...........   102.6    104.8
                                                        -------  -------
Cash and cash equivalents, end of period............... $  94.8  $ 110.8
                                                        =======  =======


  See accompanying notes to unaudited interim condensed financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

           NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS

1. Organization and Description of Business

   MONY Life Insurance Company of America (the "Company" or "MLOA"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company on November 16, 1998 (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group Inc. (The "MONY Group").

   The Company's primary business is to provide term life insurance, variable life insurance, variable annuities, universal life insurance, group universal life insurance and corporate-owned and bank-owned life insurance ("COLI/BOLI") to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force and complementary distribution channels. These products are sold in 49 states (not including New
York), the District of Columbia and Puerto Rico.

2. Basis of Presentation

   The accompanying unaudited interim condensed financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, these statements include all normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows of the Company for the periods presented. These statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 2001 which are presented in the Company's 2001 Annual Report on Form 10-K. The results of operations for the three-month period ending March 31, 2002 are not necessarily indicative of the results to be expected for the full year. Certain reclassifications have been made in the amounts presented for the comparative prior periods to conform those periods to the current presentation.

3. Federal Income Taxes

   Federal income taxes for interim periods have been computed using an estimated annual effective tax rate.

4. Commitments and Contingencies

   Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company alleging that it engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (e.g., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts and, if they were to succeed at trial, the equitable remedies they seek could result in significant expense to the Company. The Company has denied any wrongdoing and has asserted numerous affirmative defenses.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by the Company that was allegedly sold on a "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgement on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

   On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgement and dismissed all claims filed in the Goshen case against the Company. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only, and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. On August 9, 2001, the New York State Appellate Division, First Department, affirmed the ruling limiting the class to New York purchasers. On January 15, 2002, the New York State Court of Appeals granted the plaintiffs' motion for leave to appeal from that decision. The Company intends vigorously to defend that litigation. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on the Company.

   In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involved demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company's results of operations.

   At March 31, 2002, the Company had commitments to issue $1.0 million fixed and floating rate commercial mortgages ranging from 4.53% to 7.68%, and $1.5 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately 6.90% to 7.85%. Also, at March 31, 2002, the Company had commitments to contribute capital to its equity partnership investments of $0.5 million.

5. Note Payable to Affiliate

   On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of March 31, 2002 is $44.0 million.

6. Intercompany Reinsurance Agreements

   The Company entered into a modified coinsurance agreement ("MODCO") with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the

                    MONY LIFE INSURANCE COMPANY OF AMERICA

             NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATE

Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. The Company amended that agreement effective January 1, 2000 to add all other term life policies and all universal life policies written by USFL on or after January 1, 2000. Effective April 1, 2001, the Company amended that agreement to add a new series of term life insurance policies issued by USFL. At March 31, 2002 the Company recorded a payable of $3.9 million to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

   Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in-force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers, which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

7. New Accounting Pronouncements

   In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 provides that goodwill and intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually for impairment. This statement provides specific guidance for testing the impairment of goodwill and intangible assets. This statement is effective for fiscal years beginning after December 15, 2001. This statement should not have any material effect on the financial position or earnings of the Company.

   In October 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"). SFAS 144 establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other than sale, and assets to be disposed of by sale. The provisions of SFAS 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. SFAS 144 retains many of the same provisions of SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of " ("SFAS 121"). In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the consolidated statements of income and comprehensive income and to restate prior years accordingly. Adoption of this statement is not expected to have a significant impact on the Company's consolidated financial position or earnings.

8. Reorganization and Other Charges:

   During 2001, the Company recorded charges aggregating approximately $20.7 million on a pre-tax basis, approximately $14.8 million of which represented "Reorganization Charges" taken in connection with the Company's reorganization of certain of its lines of business. These charges consisted of severance for terminated employees, losses relating to the abandonment of leased office space and certain information technology related assets. Of these reorganization charges, approximately $1.4 million met the definition of "restructuring charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". The liability relating to the aforementioned restructuring charges at March 31, 2002 and December 31, 2001 was $1.4 million.

                                  Appendix G

              ILLUSTRATIONS OF DEATH PROCEEDS, ACCOUNT VALUES AND
                  SURRENDER VALUES, AND ACCUMULATED PREMIUMS

   The following tables illustrate how the key financial elements of the Policy work, specifically, how the Death Proceeds and Surrender Values can vary over an extended period of time. In addition, each table compares these values with premium paid accumulated with interest.

   The Policies illustrated include the following:

                                                   Def. of   Death             Target
                                                  Life Ins. Benefit Specified   Death    See
Sex  Age Underwriting Method        Smoker          Test    Option   Amount    Benefit  Pages
---- --- ------------------- -------------------- --------- ------- --------- --------- -----
Male 45   Medical Issue      Preferred Non-Smoker   CVAT       1    1,000,000 1,000,000 G-7
Male 45   Medical Issue      Preferred Non-Smoker   CVAT       2    1,000,000 1,000,000 G-9
Male 45   Medical Issue      Preferred Non-Smoker   GPT        1    1,000,000 1,000,000 G-11
Male 45   Medical Issue      Preferred Non-Smoker   GPT        2    1,000,000 1,000,000 G-13
Male 45   Guaranteed Issue   Non-Smoker             CVAT       1    1,000,000 1,000,000 G-15
Male 45   Guaranteed Issue   Non-Smoker             CVAT       2    1,000,000 1,000,000 G-17
Male 45   Guaranteed Issue   Non-Smoker             GPT        1    1,000,000 1,000,000 G-19
Male 45   Guaranteed Issue   Non-Smoker             GPT        2    1,000,000 1,000,000 G-21

   The tables show how Death Proceeds and Surrender Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the Death Proceeds and Surrender Values will be different if the returns averaged 0% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

   The fourth column of each table shows what would happen if an amount equal to the premiums (shown in the third column) were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made at the beginning of the year.

   The amounts shown for Death Proceeds and Surrender Values sections reflect the fact that the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied, including the premium loads, administrative charges, mortality and expense risk charges, and Sales Charges. The difference between the Account Value and the Surrender Value in the first three years is the refund of Sales Charges. Account Value is not shown in the accompanying tables.

   The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost of Insurance) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of the Policy year reflect a daily charge against the Portfolios. These charges include the charge to Portfolio assets for investment management and direct expenses. The initial mortality and expense risk charge is .60% annually on a guaranteed basis; illustrations showing current rates reflect a mortality and expense risk charge of .30% annually beginning after the tenth Policy Anniversary; and illustrations showing guaranteed rates reflect a mortality and expense risk charge of .45% annually beginning on and after the tenth Policy Anniversary.

   Since the Company is unable to predict how a particular Policy owner will allocate net premium payments and cash values among the available Subaccounts, the Company has assumed that the daily investment advisory fee and other expenses of the hypothetical portfolio was deducted at a rate equivalent to 0.86% of the aggregate average daily net assets of the Portfolio. Of course, the investment advisory fee and other expenses actually incurred will depend upon the Policy owner's choice of Subaccounts. Actual fees and other expenses vary by

Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. For a detailed description of actual expenses and expense reimbursements, see pages 4-6. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included in the tables.

   The effect of these investment management and direct expenses on a 0% gross rate of return would result in a net rate of return of 0.86%, and on 12% it would be 11.14%.

   The tables assume the deduction of charges including administrative and sale charges. For each age, there are tables using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0% and 12%.

   The Company will furnish, upon request, a comparable illustration based on the age and the sex of the proposed insured, underwriting and premium class assumptions and an initial Specified Amount, Target Death Benefit and Schedule Premium Payments of the applicant's choice. In addition, the individual chosen Definition of Life Insurance Test will be illustrated. If a Policy is purchased, an individualized illustration will be delivered reflecting the Schedule Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide, upon request, an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

   This page, beginning with the next paragraph, pages G-3, G-4 and G-5 to the section headed "Additional Riders and Benefits Included in This Proposal", will precede each of the flexible premium variable life to age 95 compliance reports statements and page G-5 from and after the section headed "Additional Riders and Benefits Included in This Proposal" and concluding on page G-6 will follow each of the flexible premium variable life to age 95 compliance reports statements which begin on page G-7.

   The Corporate Sponsored Variable Universal Life is a flexible premium variable life insurance policy which provides insurance to maturity age 95. The initial premium is due on or before delivery of the policy. You can choose the amount and frequency of premium payments within certain limits.

   The Death Proceeds, Account Value and Surrender Value under CSVUL Flexible Premium Variable Life Insurance may vary up and down to reflect the investment experience of the subaccounts of the Separate Account and are based on hypothetical investments return assumptions. Each illustration assumes that the combination of the amounts allocated by a policyowner to the subaccounts experienced hypothetical gross rate of investment return equivalent to 0% and any other rate specified to a maximum of 12%.

   Subject to the terms of the policy, the policyowner may select and change the death benefit Option. So long as the Policy remains in force, the death benefit under either Option will never be less than the Specified Amount of the Policy. Under Option 1, the death benefit will be equal to the Specified Amount of the Policy or, if greater, the Cash Value on the date of death multiplied by a Death Benefit Percentage. Under Option 2, the death benefit will be equal to the Specified Amount of the Policy plus the Account Value on the date of death or, if greater, the Cash Value on the date of death multiplied by a Death Benefit Percentage.

   These illustrations of Death Proceeds, Account Value and Surrender Value are designed to show the way in which variable life insurance operates. The hypothetical returns are not intended as estimates of the future performance of any subaccounts. MONY Life Insurance Company of America is not able to predict the future performance of the subaccounts.

   The values of each subaccount may vary up and down and the policyowner may vary how premiums and cash values are allocated among the subaccounts. Illustrations are based on assumed allocations and hypothetical rates of return and reflect both guaranteed and non-guaranteed charges, fees and deductions. These assumptions are made for illustrative purposes only and actual performance may differ from what is shown.

   Death Proceeds, Account Value and Surrender Value under the policy are discussed in the prospectus and in your policy. The amounts for the Death Proceeds, Account Value and Surrender Value are as of the end of the policy year and take into consideration the charges and expenses assessed by the policy as well as those assessed by the underlying funds.

   The daily charge for investment advisory services and other costs and expenses of operating the underlying Fund Portfolio varies by subaccount and ranges from 0.26% to 1.50% on an annualized basis. Since a specific allocation amongst subaccounts is not assumed in the illustration, the charge assumed is equivalent to an annual rate of 0.86%. The actual charge will depend upon the policyowner's choice of subaccounts.

   The daily charges discussed in the second paragraph above are effectively subtracted from the hypothetical gross investment rate of return. The resulting net investment rate of return is shown in parentheses next to the hypothetical gross rate.

                                   Column Descriptions And Key Terms

Age BOY:                       Insured's attained age at the end of the policy year.

Net Premium Outlay:            The annualized out-of-pocket payments for each policy year including scheduled and any anticipated unscheduled premium payments less any illustrated surrenders or loans plus loan interest, if any. Premium payments are assumed to be paid at the beginning of each premium paying period.

Premium Accumulated at 5%:     The amount to which the premiums paid for the policy to the end of the policy year would accumulate if an amount equal to such premium were invested to earn interest, after taxes at 5% compounded annually.

Annual Loan:                   Reflects any loans that have been requested.

Partial Surrenders from        Reflects any partial surrenders that have been requested. A partial
Insurance Policy:              surrender could reduce the Death Proceeds, and will reduce the
                               Account Value and Surrender Value by the amount surrendered plus a transaction fee, which is the lesser of $25 or 2% of the amount surrendered.

Cash Value:                    Account Value plus any applicable refund of sales charge.

Death Benefit:                 The greater of the Target Death Benefit and the Base Death Benefit.

Enhanced Cash Surrender Value: If applicable, the amount received upon a full surrender which includes an additional percentage of the Cash Value less any outstanding debt depending on whether the Enhanced Cash Value
                               Rider is in force and the year that a full surrender is made.

                                      Guaranteed Charges at 0.00%

Account Value:                 The value of the subaccount at the end of the policy year assuming a
                               0.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum rate. The Account Value also takes into account any loans or partial surrenders illustrated.

Surrender Value:               The value of the subaccount at the end of the policy year assuming a
                               0.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum plus the return of loads if the policy were surrendered prior to the end of the first three years.
                               The Surrender Value also takes into account any loans or partial surrenders illustrated.


Death Proceeds:  The benefit payable under the policy and any riders if the insured's death occurs at the end of the policy year, assuming a 0.00%
                 hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximums.

                               Guaranteed Charges at 12.00%

Account Value:   The value of the subaccount at the end of the policy year assuming a
                 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum rate. The Account Value also takes into account any loans or partial surrenders illustrated.

Surrender Value: The value of the subaccount at the end of the policy year assuming a
                 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum plus the return of loads if the policy were surrendered prior to the end of the first three years.
                 The Surrender Value also takes into account any loans or partial surrenders illustrated.

Death Proceeds:  The benefit payable under the policy and any riders if the insured's death occurs at the end of the policy year, assuming a 12.00%
                 hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximums.

                                Current Charges at 12.00%

Account Value:   The value of the subaccount at the end of the policy year assuming a
                 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their non-guaranteed maximum rate. The Account
                 Value also takes into account any loans or partial surrenders illustrated.

Surrender Value: The value of the subaccount at the end of the policy year assuming a
                 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current non-guaranteed rate plus the return of loads if the policy were surrendered prior to the end of the first three years. The Surrender Value also takes into account any loans or partial surrenders illustrated.

Death Proceeds:  The benefit payable under the policy and any rider if the insured's death occurs at the end of the policy year, assuming a 12.00%
                 hypothetical rate of return on the Funds, less all charges, fees and deductions at the current non-guaranteed rates.

                           ENHANCED CASH VALUE RIDER
                                From Year 1 - 8

   The Enhanced Cash Value Rider provides an increased Cash Value upon full surrender of the policy. The increase is applied during the first 8 policy years. Subject to the limitations and provisions of the Rider, the increase varies based on the year of full surrender.

   The enhanced amounts apply to a full cash surrender of the policy. The enhanced amounts do not apply to partial surrenders, withdrawals made for loans, surrenders or other dispositions in connection with an exchange, whether qualifying under Section 1035 or not.

           ADDITIONAL RIDERS AND BENEFITS INCLUDED IN THIS PROPOSAL

   This illustration includes the following optional insurance benefits that can be added to the policy by Rider. A charge will be deducted monthly from the Account Value for each of the optional benefits added to the Policy. The following is a brief summary of the Riders. Refer to the prospectus for further explanations of each Rider.

   Term Insurance Rider--From Year 1 - 0: This Rider provides for additional death benefit on the life of the Insured automatically renewed each policy anniversary on or before the Insured's age 95. The term of the renewal will be for a period of one year.

                            ADDITIONAL INFORMATION

   This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as modified endowment.

   Based on actuarial assumptions, this contract will not be a MODIFIED ENDOWMENT CONTRACT (MEC). Final determination of whether the contract becomes a MEC rest with the IRS and Treasury Dept. Consult your tax advisor for the specific tax consequences and determinations.

   This illustration has been checked against federal tax laws relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Initial 7-pay premium... $52,449.81
    Target premium.......... $52,449.81
    Initial Guideline single Note: this amount is shown, if applicable, on each illustration which follows
    Initial Guideline annual Note: this amount is shown, if applicable, on each illustration which follows

   Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflects the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

   The policy's Surrender Value includes any sales charge refund and any applicable Enhanced Cash Value amounts on full surrender. The sale charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule: Year 1--100%, Year 2--66.67%, Year 3--33.33%. The Enhanced Cash Value percentage that will be applied is indicated in the Rider.

   Premiums less the following deductions are added to the Account Value. (1) A Massachusetts premium tax charge of 2.00% of gross premium in all years, (2) a sales charge of the gross premium equal to 9.00% up to the target premium in years 1-10, 0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years, (3) a DAC tax charge of 1.25% of gross premium in all years. An administrative charge is deducted each month. During the first 36 months the charge is $12.50, thereafter, the charge is $7.50 per month.

   Those columns assuming guaranteed charges use the current monthly mortality charge and current charges for rider benefits, if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter, these columns use guaranteed charges for monthly mortality charges, rider benefits, if any, and the assumed hypothetical gross annual investment indicated. Those columns assuming current charges are based upon "current charges" and the assumed gross annual investment return indicated.

   The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                       [INCLUDED IF LOAN IS ILLUSTRATED]

   A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. It is anticipated but not guaranteed that after the 10th policy anniversary the annual interest rate applicable to this loan amount will be .30% higher than the rate applicable to policies of the same type which have not reached their 10th anniversary. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. If loan interest is not paid by the policyholder when due, the amount of the loan interest will be added to the amount of loan outstanding. This will have the effect of reducing the cash value of the policy and may reduce benefits available under the policy. Depending upon the performance of the subaccounts chosen by the policyholder, the cash value available for loans may be more or less than the amount of the premiums paid by the policyholder. Similarly, the amount of cash value available for surrenders will depend upon the performance of the subaccounts chosen by the policyholder, and the cash value available for surrenders may be more or less than the amount of premiums paid by the policyholder. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

MI CVAT DB1, Male, Preferred Non-smoker, Age 45 TAX BRACKET %: 28%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000        LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000            DEFINITION OF LIFE INSURANCE: CVAT
ANNUAL PREMIUM: $52,449.81                      UNDERWRITING CLASS: Fully Underwritten
INITIAL DEATH BENEFIT OPTION: Option 1          Enhanced Cash Value Benefit*

                                                      Guaranteed Policy Charges         Current Policy Charges
                                              ----------------------------------------- ----------------------
                                                    Hypothetical Rates of Return
                                     Partial   0.00% (-0.86% Net)  12.00% (11.14% Net)  12.00% (11.14% Net)
             Net    Premium         Surrender -------------------- -------------------- ----------------------
Policy AGE Premium  Accum.   Annual fr Insur  Surrender*  Death    Surrender*  Death    Surrender*   Death
  YR   BOY Outlay    @ 5%     Loan   Policy     Value    Proceeds    Value    Proceeds    Value     Proceeds
------ --- ------- --------- ------ --------- ---------- --------- ---------- --------- ----------  ---------
  1    45  52,450     55,072   0        0       50,752   1,000,000    56,403  1,000,000    56,403   1,000,000
  2    46  52,450    112,898   0        0       94,239   1,000,000   111,849  1,000,000   113,442   1,000,000
  3    47  52,450    173,615   0        0      136,051   1,000,000   172,086  1,000,000   175,116   1,000,000
  4    48  52,450    237,368   0        0      175,487   1,000,000   236,588  1,000,000   241,078   1,000,000
  5    49  52,450    304,309   0        0      215,072   1,000,000   308,551  1,000,000   314,536   1,000,000
  6    50  52,450    374,597   0        0      250,748   1,000,000   383,193  1,000,000   390,884   1,000,000
  7    51  52,450    448,399   0        0      286,971   1,000,000   467,162  1,149,675   477,061   1,174,038
  8    52       0    470,819   0        0      275,678   1,000,000   506,651  1,220,628   519,352   1,251,228
  9    53       0    494,360   0        0      264,190   1,000,000   549,224  1,295,840   565,482   1,334,198
  10   54       0    519,078   0        0      255,060   1,000,000   601,148  1,375,788   622,018   1,423,551
  11   55       0    545,032   0        0      245,836   1,000,000   658,717  1,462,746   686,323   1,524,050
  12   56       0    572,283   0        0      236,026   1,000,000   721,472  1,555,205   757,242   1,632,311
  13   57       0    600,897   0        0      225,616   1,000,000   789,914  1,653,528   835,467   1,748,882
  14   58       0    630,942   0        0      214,498   1,000,000   864,489  1,758,111   921,192   1,873,429
  15   59       0    662,489   0        0      202,557   1,000,000   945,678  1,869,227 1,015,043   2,006,334
  16   60       0    695,614   0        0      189,673   1,000,000 1,034,007  1,987,362 1,117,572   2,147,973
  17   61       0    730,394   0        0      175,716   1,000,000 1,130,047  2,112,963 1,229,621   2,299,145
  18   62       0    766,914   0        0      160,551   1,000,000 1,234,423  2,246,527 1,351,859   2,460,248
  19   63       0    805,260   0        0      143,825   1,000,000 1,347,570  2,388,163 1,485,829   2,633,186
  20   64       0    845,523   0        0      125,472   1,000,000 1,470,324  2,538,955 1,632,718   2,819,378
  21   65       0    887,799   0        0      105,096   1,000,000 1,603,225  2,699,029 1,797,532   3,026,145
  22   66       0    932,189   0        0       82,485   1,000,000 1,747,112  2,869,457 1,978,838   3,250,043
  23   67       0    978,798   0        0       57,287   1,000,000 1,902,776  3,050,721 2,178,195   3,492,299
  24   68       0  1,027,738   0        0       29,112   1,000,000 2,071,093  3,243,331 2,396,993   3,753,691
  25   69       0  1,079,125   0        0            0           0 2,253,159  3,448,685 2,636,895   4,036,032

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value.
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

MI CVAT DB1, Male, Preferred Non-smoker, Age 45 TAX BRACKET %: 28% (ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000        LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000            DEFINITION OF LIFE INSURANCE: CVAT
ANNUAL PREMIUM: $52,449.81                      UNDERWRITING CLASS: Fully Underwritten
INITIAL DEATH BENEFIT OPTION: Option 1          Enhanced Cash Value Benefit*

                                                      Guaranteed Policy Charges         Current Policy Charges
                                              ----------------------------------------- ---------------------
                                                               Hypothetical Rates of Return
                                     Partial  0.00% (-0.86% Net)   12.00% (11.14% Net)   12.00% (11.14% Net)
             Net    Premium         Surrender ------------------- --------------------- ---------------------
Policy AGE Premium  Accum.   Annual fr Insur  Surrender*  Death   Surrender*   Death    Surrender*    Death
  YR   BOY Outlay    @ 5%     Loan   Policy     Value    Proceeds   Value     Proceeds    Value      Proceeds
------ --- ------- --------- ------ --------- ---------- -------- ---------- ---------- ----------  ----------
  26   70     0    1,133,081   0        0         0         0      2,449,778  3,666,582  2,900,076   4,340,544
  27   71     0    1,189,735   0        0         0         0      2,661,072  3,897,140  3,188,584   4,669,681
  28   72     0    1,249,222   0        0         0         0      2,889,223  4,144,012  3,505,011   5,027,237
  29   73     0    1,311,683   0        0         0         0      3,134,442  4,405,459  3,851,511   5,413,298
  30   74     0    1,377,267   0        0         0         0      3,397,542  4,682,832  4,230,985   5,831,567
  31   75     0    1,446,130   0        0         0         0      3,679,816  4,978,791  4,646,600   6,286,850
  32   76     0    1,518,436   0        0         0         0      3,982,600  5,293,672  5,101,272   6,780,610
  33   77     0    1,594,358   0        0         0         0      4,307,360  5,629,289  5,598,379   7,316,522
  34   78     0    1,674,076   0        0         0         0      4,656,089  5,987,265  6,135,963   7,890,234
  35   79     0    1,757,780   0        0         0         0      5,030,793  6,368,481  6,721,508   8,508,758
  36   80     0    1,845,668   0        0         0         0      5,433,364  6,775,405  7,359,986   9,177,903
  37   81     0    1,937,952   0        0         0         0      5,865,459  7,208,062  8,055,052   9,898,853
  38   82     0    2,034,849   0        0         0         0      6,328,641  7,668,415  8,820,379  10,687,653
  39   83     0    2,136,592   0        0         0         0      6,824,843  8,159,100  9,657,209  11,545,193
  40   84     0    2,243,421   0        0         0         0      7,355,965  8,682,245 10,570,463  12,476,318
  41   85     0    2,355,592   0        0         0         0      7,925,113  9,240,682 11,568,651  13,489,047
  42   86     0    2,473,372   0        0         0         0      8,535,963  9,838,551 12,657,750  14,589,323
  43   87     0    2,597,040   0        0         0         0      9,193,482 10,477,812 13,848,857  15,783,543
  44   88     0    2,726,892   0        0         0         0      9,904,162 11,163,971 15,152,357  17,079,737
  45   89     0    2,863,237   0        0         0         0     10,676,125 11,900,676 16,581,375  18,483,258
  46   90     0    3,006,398   0        0         0         0     11,520,760 12,692,420 18,150,037  19,995,895
  47   91     0    3,156,718   0        0         0         0     12,453,587 13,544,521 19,882,611  21,624,327
  48   92     0    3,314,554   0        0         0         0     13,497,478 14,466,597 21,808,477  23,374,326
  49   93     0    3,480,281   0        0         0         0     14,688,285 15,468,233 23,969,637  25,242,425
  50   94     0    3,654,295   0        0         0         0     16,084,100 16,566,623 26,428,777  27,221,640

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value.
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

MI CVAT DB2, Male, Preferred Non-smoker, Age 45 TAX BRACKET%: 28%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000        LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000            DEFINITION OF LIFE INSURANCE: CVAT
ANNUAL PREMIUM: $52,449.81                      UNDERWRITING CLASS: Fully Underwritten
INITIAL DEATH BENEFIT OPTION: Option 2          Enhanced Cash Value Benefit*

                                                      Guaranteed Policy Charges         Current Policy Charges
                                              ----------------------------------------- ----------------------
                                                               Hypothetical Rates of Return
                                     Partial   0.00% (-0.86% Net)  12.00% (11.14% Net)  12.00% (11.14% Net)
             Net    Premium         Surrender -------------------- -------------------- ----------------------
Policy AGE Premium  Accum.   Annual fr Insur  Surrender*  Death    Surrender*  Death    Surrender*   Death
  YR   BOY Outlay    @ 5%     Loan   Policy     Value    Proceeds    Value    Proceeds    Value     Proceeds
------ --- ------- --------- ------ --------- ---------- --------- ---------- --------- ----------  ---------
  1    45  52,450     55,072   0        0       50,673   1,043,539    56,315  1,048,913    56,315   1,048,913
  2    46  52,450    112,898   0        0       93,826   1,084,540   111,352  1,100,921   113,116   1,102,569
  3    47  52,450    173,615   0        0      135,120   1,124,707   170,875  1,158,123   174,315   1,161,338
  4    48  52,450    237,368   0        0      173,832   1,163,993   234,260  1,221,000   239,503   1,225,946
  5    49  52,450    304,309   0        0      212,467   1,202,350   304,588  1,290,083   311,789   1,296,942
  6    50  52,450    374,597   0        0      246,986   1,239,792   377,004  1,366,023   386,636   1,375,375
  7    51  52,450    448,399   0        0      281,738   1,276,214   458,398  1,449,410   471,264   1,462,024
  8    52       0    470,819   0        0      268,937   1,266,274   495,081  1,490,179   511,972   1,506,903
  9    53       0    494,360   0        0      255,883   1,255,883   534,585  1,534,585   556,483   1,556,483
  10   54       0    519,078   0        0      245,048   1,245,048   583,008  1,583,008   611,257   1,611,257
  11   55       0    545,032   0        0      234,012   1,234,012   636,704  1,636,704   673,666   1,673,666
  12   56       0    572,283   0        0      222,287   1,222,287   695,227  1,695,227   742,566   1,742,566
  13   57       0    600,897   0        0      209,880   1,209,880   759,088  1,759,088   818,658   1,818,658
  14   58       0    630,942   0        0      196,681   1,196,681   828,731  1,828,731   902,084   1,902,084
  15   59       0    662,489   0        0      182,582   1,182,582   904,642  1,904,642   993,511   1,993,511
  16   60       0    695,614   0        0      167,475   1,167,475   987,362  1,987,362 1,093,549   2,101,802
  17   61       0    730,394   0        0      151,254   1,151,254 1,077,488  2,077,488 1,203,055   2,249,473
  18   62       0    766,914   0        0      133,814   1,133,814 1,175,683  2,175,683 1,322,633   2,407,061
  19   63       0    805,260   0        0      114,814   1,114,814 1,282,424  2,282,424 1,453,705   2,576,256
  20   64       0    845,523   0        0       94,274   1,094,274 1,398,604  2,415,109 1,597,417   2,758,419
  21   65       0    887,799   0        0       71,857   1,071,857 1,524,703  2,566,838 1,758,665   2,960,712
  22   66       0    932,189   0        0       47,468   1,047,468 1,661,450  2,728,765 1,936,048   3,179,765
  23   67       0    978,798   0        0       20,893   1,020,893 1,809,477  2,901,135 2,131,092   3,416,780
  24.. 68       0  1,027,738   0        0            0           0 1,969,536  3,084,293 2,345,157   3,672,516
  25.. 69       0  1,079,125   0        0            0           0 2,142,669  3,279,569 2,579,869   3,948,748

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

MI CVAT DB2, Male, Preferred Non-smoker, Age 45 TAX BRACKET %: 28%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000        LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000            DEFINITION OF LIFE INSURANCE: CVAT
ANNUAL PREMIUM: $52,449.81                      UNDERWRITING CLASS: Fully Underwritten
INITIAL DEATH BENEFIT OPTION: Option 2          Enhanced Cash Value Benefit*

                                                      Guaranteed Policy Charges         Current Policy Charges
                                              ----------------------------------------- ---------------------
                                                               Hypothetical Rates of Return
                                     Partial  0.00% (-0.86% Net)   12.00% (11.14% Net)   12.00% (11.14% Net)
             Net    Premium         Surrender ------------------- --------------------- ---------------------
Policy AGE Premium  Accum.   Annual fr Insur  Surrender*  Death   Surrender*   Death    Surrender*    Death
  YR   BOY Outlay    @ 5%     Loan   Policy     Value    Proceeds   Value     Proceeds    Value      Proceeds
------ --- ------- --------- ------ --------- ---------- -------- ---------- ---------- ----------  ----------
  26   70     0    1,133,081   0        0         0         0      2,329,642  3,486,775  2,837,356   4,246,671
  27   71     0    1,189,735   0        0         0         0      2,530,570  3,706,020  3,119,623   4,568,687
  28   72     0    1,249,222   0        0         0         0      2,747,527  3,940,779  3,429,204   4,918,507
  29   73     0    1,311,683   0        0         0         0      2,980,716  4,189,396  3,768,208   5,296,216
  30   74     0    1,377,267   0        0         0         0      3,230,907  4,453,159  4,139,473   5,705,435
  31   75     0    1,446,130   0        0         0         0      3,499,333  4,734,597  4,546,096   6,150,868
  32   76     0    1,518,436   0        0         0         0      3,787,262  5,034,028  4,990,931   6,633,946
  33   77     0    1,594,358   0        0         0         0      4,096,088  5,353,178  5,477,284   7,158,263
  34   78     0    1,674,076   0        0         0         0      4,427,707  5,693,589  6,003,237   7,719,563
  35   79     0    1,757,780   0        0         0         0      4,784,028  6,056,101  6,576,115   8,324,705
  36   80     0    1,845,668   0        0         0         0      5,166,848  6,443,059  7,200,780   8,979,373
  37   81     0    1,937,952   0        0         0         0      5,577,743  6,854,488  7,880,809   9,684,726
  38   82     0    2,034,849   0        0         0         0      6,018,200  7,292,253  8,629,579  10,456,460
  39   83     0    2,136,592   0        0         0         0      6,490,057  7,758,863  9,448,304  11,295,448
  40   84     0    2,243,421   0        0         0         0      6,995,120  8,256,340 10,341,801  12,206,428
  41   85     0    2,355,592   0        0         0         0      7,536,345  8,787,378 11,318,393  13,197,247
  42   86     0    2,473,372   0        0         0         0      8,117,225  9,355,913 12,383,931  14,273,719
  43   87     0    2,597,040   0        0         0         0      8,742,485  9,963,810 13,549,269  15,442,103
  44   88     0    2,726,892   0        0         0         0      9,418,296 10,616,303 14,824,569  16,710,254
  45   89     0    2,863,237   0        0         0         0     10,152,385 11,316,863 16,222,672  18,083,412
  46   90     0    3,006,398   0        0         0         0     10,955,579 12,069,761 17,757,397  19,563,323
  47   91     0    3,156,718   0        0         0         0     11,839,014 12,876,111 19,452,487  21,156,525
  48   92     0    3,314,554   0        0         0         0     12,795,381 13,795,381 21,336,690  22,868,664
  49   93     0    3,480,281   0        0         0         0     13,827,255 14,827,255 23,451,095  24,696,348
  50   94     0    3,654,295   0        0         0         0     14,934,552 15,934,552 25,810,819  26,810,819

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

MI GPT DB1, Male, Non-smoker, Preferred, Age 45 TAX BRACKET %: 28%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000        LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000            DEFINITION OF LIFE INSURANCE: GPT
ANNUAL PREMIUM: $19,856.92                      UNDERWRITING CLASS: Fully Underwritten
INITIAL DEATH BENEFIT OPTION: Option 1          Enhanced Cash Value Benefit*

                                                    Guaranteed Policy Charges         Current Policy Charges
                                            ----------------------------------------- ----------------------
                                                             Hypothetical Rates of Return
                                   Partial   0.00% (-0.86% Net)  12.00% (11.14% Net)  12.00% (11.14% Net)
             Net   Premium        Surrender -------------------- -------------------- ----------------------
Policy AGE Premium Accum.  Annual fr Insur  Surrender*  Death    Surrender*  Death    Surrender*   Death
  YR   BOY Outlay   @ 5%    Loan   Policy     Value    Proceeds    Value    Proceeds    Value     Proceeds
------ --- ------- ------- ------ --------- ---------- --------- ---------- --------- ----------  ---------
  1    45  19,857   20,850   0        0       18,028   1,000,000    20,091  1,000,000    20,091   1,000,000
  2    46  19,857   42,742   0        0       32,003   1,000,000    38,280  1,000,000    39,984   1,000,000
  3    47  19,857   65,729   0        0       45,235   1,000,000    57,835  1,000,000    61,137   1,000,000
  4    48  19,857   89,865   0        0       57,477   1,000,000    78,539  1,000,000    83,536   1,000,000
  5    49  19,857  115,208   0        0       69,620   1,000,000   101,475  1,000,000   108,291   1,000,000
  6    50  19,857  141,818   0        0       80,273   1,000,000   124,973  1,000,000   133,999   1,000,000
  7    51  19,857  169,759   0        0       90,800   1,000,000   151,274  1,000,000   163,179   1,000,000
  8    52  19,857  199,097   0        0      100,569   1,000,000   179,627  1,000,000   195,031   1,000,000
  9    53  19,857  229,901   0        0      109,506   1,000,000   210,168  1,000,000   229,808   1,000,000
  10   54  19,857  262,246   0        0      118,835   1,000,000   245,619  1,000,000   270,493   1,000,000
  11   55  19,857  296,208   0        0      129,446   1,000,000   286,933  1,000,000   318,438   1,000,000
  12   56  19,857  331,868   0        0      139,284   1,000,000   332,393  1,000,000   371,579   1,000,000
  13   57  19,857  369,311   0        0      148,369   1,000,000   382,561  1,000,000   430,524   1,000,000
  14   58  19,857  408,627   0        0      156,619   1,000,000   438,002  1,000,000   495,619   1,000,000
  15   59  19,857  449,908   0        0      163,952   1,000,000   499,384  1,000,000   567,616   1,000,000
  16   60  19,857  493,253   0        0      170,288   1,000,000   567,497  1,000,000   647,354   1,000,000
  17   61  19,857  538,765   0        0      175,543   1,000,000   643,276  1,000,000   735,929   1,000,000
  18   62  19,857  586,553   0        0      179,634   1,000,000   727,831  1,000,000   834,445   1,051,400
  19   63  19,857  636,731   0        0      182,277   1,000,000   822,399  1,019,774   943,449   1,169,877
  20   64  19,857  689,417   0        0      183,478   1,000,000   927,169  1,131,146 1,063,928   1,297,993
  21   65  19,857  744,737   0        0      182,941   1,000,000 1,042,550  1,251,060 1,197,855   1,437,427
  22   66  19,857  802,824   0        0      180,552   1,000,000 1,169,408  1,391,596 1,345,920   1,601,645
  23   67  19,857  863,815   0        0      176,086   1,000,000 1,308,854  1,544,448 1,509,597   1,781,324
  24   68  19,857  927,855   0        0      169,296   1,000,000 1,462,111  1,710,670 1,690,445   1,977,820
  25   69  19,857  995,098   0        0      160,009   1,000,000 1,630,566  1,891,456 1,890,219   2,192,654

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

MI GPT DB1, Male, Non-smoker, Preferred Age 45 TAX BRACKET %: 28%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000       LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000           DEFINITION OF LIFE INSURANCE: GPT
ANNUAL PREMIUM: $19,856.92                     UNDERWRITING CLASS: Fully Underwritten
INITIAL DEATH BENEFIT OPTION: Option 1         Enhanced Cash Value Benefit*

                                                      Guaranteed Policy Charges          Current Policy Charges
                                              ------------------------------------------ ---------------------
                                                                Hypothetical Rates of Return
                                     Partial   0.00% (-0.86% Net)   12.00% (11.14% Net)   12.00% (11.14% Net)
             Net    Premium         Surrender -------------------- --------------------- ---------------------
Policy AGE Premium  Accum.   Annual fr Insur  Surrender*  Death    Surrender*   Death    Surrender*    Death
  YR   BOY Outlay    @ 5%     Loan   Policy     Value    Proceeds    Value     Proceeds    Value      Proceeds
------ --- ------- --------- ------ --------- ---------- --------- ---------- ---------- ----------  ----------
  26   70  19,857  1,065,703   0        0      147,721   1,000,000  1,815,663  2,088,012  2,110,932   2,427,572
  27   71  19,857  1,139,837   0        0      131,355   1,000,000  2,019,632  2,282,184  2,355,141   2,661,310
  28   72  19,857  1,217,679   0        0      111,185   1,000,000  2,244,974  2,491,921  2,625,547   2,914,357
  29   73  19,857  1,299,413   0        0       85,854   1,000,000  2,494,139  2,718,612  2,925,076   3,188,333
  30   74  19,857  1,385,233   0        0       54,249   1,000,000  2,770,183  2,964,096  3,257,180   3,485,182
  31   75  19,857  1,475,344   0        0       15,388   1,000,000  3,076,833  3,230,675  3,625,805   3,807,095
  32   76  19,857  1,569,961   0        0            0           0  3,413,967  3,584,665  4,033,173   4,234,832
  33   77  19,857  1,669,309   0        0            0           0  3,784,389  3,973,609  4,483,206   4,707,366
  34   78  19,857  1,773,624   0        0            0           0  4,191,181  4,400,740  4,979,390   5,228,359
  35   79  19,857  1,883,155   0        0            0           0  4,637,625  4,869,506  5,526,789   5,803,128
  36   80  19,857  1,998,162   0        0            0           0  5,127,194  5,383,553  6,130,531   6,437,058
  37   81  19,857  2,118,920   0        0            0           0  5,663,467  5,946,640  6,795,877   7,135,671
  38   82  19,857  2,245,716   0        0            0           0  6,250,139  6,562,646  7,530,416   7,906,937
  39   83  19,857  2,378,852   0        0            0           0  6,891,102  7,235,656  8,339,862   8,756,855
  40   84  19,857  2,518,644   0        0            0           0  7,590,307  7,969,822  9,230,941   9,692,487
  41   85  19,857  2,665,426   0        0            0           0  8,352,055  8,769,657 10,211,600  10,722,179
  42   86  19,857  2,819,547   0        0            0           0  9,180,864  9,639,907 11,289,521  11,853,996
  43   87  19,857  2,981,374   0        0            0           0 10,081,481 10,585,554 12,474,055  13,097,757
  44   88  19,857  3,151,292   0        0            0           0 11,059,022 11,611,972 13,774,624  14,463,355
  45   89  19,857  3,329,706   0        0            0           0 12,118,616 12,724,546 15,201,475  15,961,548
  46   90  19,857  3,517,041   0        0            0           0 13,265,532 13,928,808 16,764,482  17,602,705
  47   91  19,857  3,713,743   0        0            0           0 14,543,102 15,124,826 18,500,528  19,240,549
  48   92  19,857  3,920,280   0        0            0           0 15,973,642 16,452,851 20,434,151  21,047,175
  49.. 93  19,857  4,137,143   0        0            0           0 17,584,529 17,936,219 22,594,417  23,046,305
  50.. 94  19,857  4,364,850   0        0            0           0 19,409,894 19,603,992 25,016,085  25,266,245

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

MI GPT DB2, Male, Preferred, Non-smoker, Age 45 TAX BRACKET %: 28%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000        LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000            DEFINITION OF LIFE INSURANCE: GPT
ANNUAL PREMIUM: $49,136.68                      UNDERWRITING CLASS: Fully Underwritten
INITIAL DEATH BENEFIT OPTION: Option 2          Enhanced Cash Value Benefit*

                                                      Guaranteed Policy Charges         Current Policy Charges
                                              ----------------------------------------- ----------------------
                                                               Hypothetical Rates of Return
                                     Partial   0.00% (-0.86% Net)  12.00% (11.14% Net)  12.00% (11.14% Net)
             Net    Premium         Surrender -------------------- -------------------- ----------------------
Policy AGE Premium  Accum.   Annual fr Insur  Surrender*  Death    Surrender*  Death    Surrender*   Death
  YR   BOY Outlay    @ 5%     Loan   Policy     Value    Proceeds    Value    Proceeds    Value     Proceeds
------ --- ------- --------- ------ --------- ---------- --------- ---------- --------- ----------  ---------
  1    45  49,137     51,594   0        0       47,352   1,040,674    52,629  1,045,701    52,629   1,045,701
  2    46  49,137    105,767   0        0       87,526   1,078,852   103,906  1,094,161   105,670   1,095,809
  3    47  49,137    162,649   0        0      125,950   1,116,237   159,341  1,147,443   162,781   1,150,658
  4    48  49,137    222,374   0        0      161,947   1,152,780   218,349  1,205,990   223,592   1,210,936
  5    49  49,137    285,087   0        0      197,857   1,188,435   283,803  1,270,289   291,005   1,277,148
  6    50  49,137    350,934   0        0      229,911   1,223,215   351,171  1,340,943   360,804   1,350,295
  7    51  49,137    420,075   0        0      262,153   1,257,012   426,861  1,418,491   439,727   1,431,105
  8    52  49,137    492,672   0        0      292,741   1,289,842   508,692  1,503,655   525,583   1,520,379
  9    53  49,137    568,899   0        0      321,600   1,321,600   597,107  1,597,107   619,005   1,619,005
  10   54  49,137    648,937   0        0      352,300   1,352,300   699,713  1,699,713   727,962   1,727,962
  11   55  49,137    732,978   0        0      386,784   1,386,784   818,426  1,818,426   855,661   1,855,661
  12   56  49,137    821,220   0        0      419,984   1,419,984   948,884  1,948,884   996,906   1,996,906
  13   57  49,137    913,875   0        0      451,915   1,451,915 1,092,335  2,092,335 1,153,162   2,153,162
  14   58  49,137  1,011,162   0        0      482,477   1,482,477 1,250,036  2,250,036 1,325,416   2,325,416
  15   59  49,137  1,113,313   0        0      511,567   1,511,567 1,423,377  2,423,377 1,515,270   2,515,270
  16   60  49,137  1,220,573   0        0      539,085   1,539,085 1,613,893  2,613,893 1,724,372   2,724,372
  17   61  49,137  1,333,195   0        0      564,933   1,564,933 1,823,287  2,823,287 1,954,803   2,954,803
  18   62  49,137  1,451,448   0        0      589,013   1,589,013 2,053,440  3,053,440 2,208,612   3,208,612
  19   63  49,137  1,575,614   0        0      610,991   1,610,991 2,306,180  3,306,180 2,488,836   3,488,836
  20   64  49,137  1,705,988   0        0      630,894   1,630,894 2,583,912  3,583,912 2,798,328   3,798,328
  21   65  49,137  1,842,881   0        0      648,392   1,648,392 2,888,913  3,888,913 3,143,425   4,143,425
  22   66  49,137  1,986,618   0        0      663,397   1,663,397 3,223,959  4,223,959 3,525,055   4,525,055
  23   67  49,137  2,137,542   0        0      675,703   1,675,703 3,591,992  4,591,992 3,947,039   4,947,039
  24   68  49,137  2,296,013   0        0      685,107   1,685,107 3,996,270  4,996,270 4,413,358   5,413,358
  25   69  49,137  2,462,407   0        0      691,527   1,691,527 4,440,523  5,440,523 4,928,549   5,928,549

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

MI GPT DB2, Male, Preferred, Non-smoker, Age 45 TAX BRACKET %: 28%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000        LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000            DEFINITION OF LIFE INSURANCE: GPT
ANNUAL PREMIUM: $49,136.68                      UNDERWRITING CLASS: Fully Underwritten
INITIAL DEATH BENEFIT OPTION: Option 2          Enhanced Cash Value Benefit*

                                                       Guaranteed Policy Charges          Current Policy Charges
                                               ------------------------------------------ ---------------------
                                                                 Hypothetical Rates of Return
                                      Partial   0.00% (-0.86% Net)   12.00% (11.14% Net)   12.00% (11.14% Net)
             Net    Premium          Surrender -------------------- --------------------- ---------------------
Policy AGE Premium  Accum.    Annual fr Insur  Surrender*  Death    Surrender*   Death    Surrender*    Death
  YR   BOY Outlay    @ 5%      Loan   Policy     Value    Proceeds    Value     Proceeds    Value      Proceeds
------ --- ------- ---------- ------ --------- ---------- --------- ---------- ---------- ----------  ----------
  26   70  49,137   2,637,121   0        0      694,526   1,694,526  4,928,495  5,928,495  5,497,893   6,497,893
  27   71  49,137   2,820,570   0        0      693,076   1,693,076  5,463,699  6,463,699  6,126,989   7,126,989
  28   72  49,137   3,013,192   0        0      687,830   1,687,830  6,051,794  7,051,794  6,822,295   7,822,295
  29   73  49,137   3,215,445   0        0      677,647   1,677,647  6,697,139  7,697,139  7,590,458   8,590,458
  30   74  49,137   3,427,810   0        0      661,875   1,661,875  7,405,066  8,405,066  8,439,224   9,439,224
  31   75  49,137   3,650,794   0        0      640,230   1,640,230  8,181,853  9,181,853  9,377,178  10,377,178
  32   76  49,137   3,887,927   0        0      612,313   1,612,313  9,034,320 10,034,320 10,413,451  11,413,451
  33   77  49,137   4,130,766   0        0      577,726   1,577,726  9,970,013 10,970,013 11,558,286  12,558,286
  34   78  49,137   4,388,898   0        0      536,321   1,536,321 10,997,533 11,997,533 12,819,608  13,819,608
  35   79  49,137   4,659,936   0        0      487,708   1,487,708 12,126,145 13,126,145 14,212,037  15,212,037
  36   80  49,137   4,944,526   0        0      431,267   1,431,267 13,365,845 14,365,845 15,749,742  16,749,742
  37   81  49,137   5,243,346   0        0      365,908   1,365,908 14,727,185 15,727,185 17,447,280  18,447,280
  38   82  49,137   5,557,106   0        0      290,317   1,290,317 16,221,586 17,221,586 19,326,240  20,326,240
  39   83  49,137   5,886,555   0        0      203,316   1,203,316 17,861,812 18,861,812 21,401,385  22,471,454
  40   84  49,137   6,232,476   0        0      103,505   1,103,505 19,661,730 20,661,730 23,686,238  24,870,549
  41   85  49,137   6,595,693   0        0            0           0 21,632,326 22,713,941 26,200,781  27,510,819
  42   86  49,137   6,977,071   0        0            0           0 23,776,708 24,965,543 28,964,709  30,412,943
  43   87  49,137   7,377,517   0        0            0           0 26,106,860 27,412,201 32,002,002  33,602,101
  44   88  49,137   7,797,986   0        0            0           0 28,636,017 30,067,816 35,336,815  37,103,654
  45   89  49,137   8,239,479   0        0            0           0 31,377,445 32,946,316 38,995,422  40,945,191
  46   90  49,137   8,703,046   0        0            0           0 34,344,777 36,062,014 43,003,137  45,153,292
  47   91  49,137   9,189,791   0        0            0           0 37,650,178 39,156,184 47,454,558  49,352,739
  48   92  49,137   9,700,874   0        0            0           0 41,351,400 42,591,941 52,412,603  53,984,979
  49   93  49,137  10,237,511   0        0            0           0 45,474,491 46,474,491 57,951,811  59,110,846
  50   94  49,137  10,800,980   0        0            0           0 50,001,939 51,001,939 64,092,720  65,092,720

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

 GI CVAT DB1, Male, Non-smoker, Age 45    TAX BRACKET %: 28%(ee)/40%(er)
 INITIAL TARGET DEATH BENEFIT: $1,000,000 LOAN INTEREST RATE: 4.6% in arrears
 INITIAL SPECIFIED AMOUNT: $1,000,000     DEFINITION OF LIFE INSURANCE: CVAT
 ANNUAL PREMIUM: $52,431.77               UNDERWRITING CLASS: Guaranteed Issue
 INITIAL DEATH BENEFIT OPTION: Option 1   Enhanced Cash Value Benefit*

                                                      Guaranteed Policy Charges         Current Policy Charges
                                              ----------------------------------------- ----------------------
                                                    Hypothetical Rates of Return
                                     Partial   0.00% (-0.86% Net)  12.00% (11.14% Net)  12.00% (11.14% Net)
             Net    Premium         Surrender -------------------- -------------------- ----------------------
Policy AGE Premium  Accum.   Annual fr Insur  Surrender*  Death    Surrender*  Death    Surrender*   Death
  YR   BOY Outlay    @ 5%     Loan   Policy     Value    Proceeds    Value    Proceeds    Value     Proceeds
------ --- ------- --------- ------ --------- ---------- --------- ---------- --------- ----------  ---------
  1    45  52,432     55,053   0        0       50,878   1,000,000    56,536  1,000,000    56,536   1,000,000
  2    46  52,432    112,859   0        0       94,375   1,000,000   112,009  1,000,000   113,724   1,000,000
  3    47  52,432    173,556   0        0      136,196   1,000,000   172,273  1,000,000   175,208   1,000,000
  4    48  52,432    237,287   0        0      175,612   1,000,000   236,775  1,000,000   240,528   1,000,000
  5    49  52,432    304,205   0        0      215,179   1,000,000   308,738  1,000,000   312,960   1,000,000
  6    50  52,432    374,468   0        0      250,836   1,000,000   383,379  1,000,000   388,061   1,000,000
  7    51  52,432    448,245   0        0      287,041   1,000,000   467,345  1,150,128   472,597   1,163,052
  8    52       0    470,657   0        0      275,747   1,000,000   506,850  1,221,108   512,812   1,235,470
  9    53       0    494,190   0        0      264,257   1,000,000   549,440  1,296,350   556,358   1,312,670
  10   54       0    518,899   0        0      255,127   1,000,000   601,385  1,376,330   609,618   1,395,171
  11   55       0    544,844   0        0      245,903   1,000,000   658,976  1,463,322   671,359   1,490,819
  12   56       0    572,087   0        0      236,093   1,000,000   721,756  1,555,817   739,394   1,593,838
  13   57       0    600,691   0        0      225,682   1,000,000   790,225  1,654,179   814,061   1,704,075
  14   58       0    630,725   0        0      214,564   1,000,000   864,829  1,758,803   896,030   1,822,256
  15   59       0    662,262   0        0      202,623   1,000,000   946,050  1,869,963   985,926   1,948,782
  16   60       0    695,375   0        0      189,738   1,000,000 1,034,414  1,988,144 1,084,790   2,084,967
  17   61       0    730,143   0        0      175,782   1,000,000 1,130,492  2,113,795 1,193,924   2,232,400
  18   62       0    766,650   0        0      160,617   1,000,000 1,234,910  2,247,412 1,314,033   2,391,409
  19   63       0    804,983   0        0      143,891   1,000,000 1,348,100  2,389,103 1,446,530   2,563,541
  20   64       0    845,232   0        0      125,538   1,000,000 1,470,903  2,539,955 1,592,726   2,750,319
  21   65       0    887,494   0        0      105,163   1,000,000 1,603,857  2,700,093 1,753,644   2,952,260
  22   66       0    931,868   0        0       82,553   1,000,000 1,747,800  2,870,587 1,930,372   3,170,443
  23   67       0    978,462   0        0       57,356   1,000,000 1,903,526  3,051,923 2,124,382   3,406,022
  24.. 68       0  1,027,385   0        0       29,182   1,000,000 2,071,909  3,244,609 2,337,455   3,660,455
  25.. 69       0  1,078,754   0        0            0           0 2,254,046  3,450,043 2,571,232   3,935,528

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value.
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

GI CVAT DB1, Male, Non-smoker, Age 45    TAX BRACKET %: 28% (ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000 LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000     DEFINITION OF LIFE INSURANCE: CVAT
ANNUAL PREMIUM: $52,431.77               UNDERWRITING CLASS: Guaranteed Issue
INITIAL DEATH BENEFIT OPTION: Option 1   Enhanced Cash Value Benefit*

                                                      Guaranteed Policy Charges         Current Policy Charges
                                              ----------------------------------------- ---------------------
                                                               Hypothetical Rates of Return
                                     Partial  0.00% (-0.86% Net)   12.00% (11.14% Net)   12.00% (11.14% Net)
             Net    Premium         Surrender ------------------- --------------------- ---------------------
Policy AGE Premium  Accum.   Annual fr Insur  Surrender*  Death   Surrender*   Death    Surrender*    Death
  YR   BOY Outlay    @ 5%     Loan   Policy     Value    Proceeds   Value     Proceeds    Value      Proceeds
------ --- ------- --------- ------ --------- ---------- -------- ---------- ---------- ----------  ----------
  26   70     0    1,132,692   0        0         0         0      2,450,743  3,668,027  2,827,857   4,232,454
  27   71     0    1,189,326   0        0         0         0      2,662,121  3,898,676  3,109,525   4,553,899
  28   72     0    1,248,792   0        0         0         0      2,890,361  4,145,645  3,418,461   4,903,098
  29   73     0    1,311,232   0        0         0         0      3,135,677  4,407,195  3,757,500   5,281,166
  30   74     0    1,376,793   0        0         0         0      3,398,881  5,684,677  4,129,585   5,691,807
  31   75     0    1,445,633   0        0         0         0      3,681,266  4,980,753  4,537,544   6,139,297
  32   76     0    1,517,915   0        0         0         0      3,984,169  5,295,758  4,984,892   6,625,918
  33   77     0    1,593,810   0        0         0         0      4,309,058  5,631,507  5,475,295   7,155,664
  34   78     0    1,673,501   0        0         0         0      4,657,923  5,989,624  6,013,021   7,732,143
  35   79     0    1,757,176   0        0         0         0      5,032,776  6,370,991  6,602,417   8,358,000
  36   80     0    1,845,034   0        0         0         0      5,435,505  6,778,075  7,248,479   9,038,853
  37   81     0    1,937,286   0        0         0         0      5,867,770  7,210,902  7,956,822   9,778,138
  38   82     0    2,034,150   0        0         0         0      6,331,135  7,671,436  8,733,664  10,582,581
  39   83     0    2,135,858   0        0         0         0      6,827,532  8,162,315  9,585,871  11,459,909
  40   84     0    2,242,650   0        0         0         0      7,358,863  8,685,666 10,521,047  12,417,992
  41   85     0    2,354,783   0        0         0         0      7,928,236  9,244,323 11,547,214  13,464,052
  42   86     0    2,472,522   0        0         0         0      8,539,327  9,842,428 12,673,260  14,607,200
  43   87     0    2,596,148   0        0         0         0      9,197,106 10,481,942 13,909,636  15,852,813
  44   88     0    2,725,955   0        0         0         0      9,908,065 11,168,371 15,268,230  17,210,350
  45   89     0    2,862,253   0        0         0         0     10,680,333 11,905,366 16,763,281  18,686,029
  46   90     0    3,005,365   0        0         0         0     11,525,300 12,697,422 18,411,793  20,284,271
  47   91     0    3,155,633   0        0         0         0     12,458,495 13,549,859 20,235,667  22,008,311
  48   92     0    3,313,415   0        0         0         0     13,502,798 14,472,298 22,262,049  23,860,464
  49.. 93     0    3,479,085   0        0         0         0     14,694,074 15,474,329 24,528,136  25,830,580
  50.. 94     0    3,653,039   0        0         0         0     16,090,439 16,573,152 27,085,904  27,898,480

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value.
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

GI CVAT DB2, Male, Non-smoker, Age 45    TAX BRACKET%: 28%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000 LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000     DEFINITION OF LIFE INSURANCE: CVAT
ANNUAL PREMIUM: $52,431.77               UNDERWRITING CLASS: Guaranteed Issue
INITIAL DEATH BENEFIT OPTION: Option 2   Enhanced Cash Value Benefit*

                                                      Guaranteed Policy Charges         Current Policy Charges
                                              ----------------------------------------- ----------------------
                                                               Hypothetical Rates of Return
                                     Partial   0.00% (-0.86% Net)  12.00% (11.14% Net)  12.00% (11.14% Net)
             Net    Premium         Surrender -------------------- -------------------- ----------------------
Policy AGE Premium  Accum.   Annual fr Insur  Surrender*  Death    Surrender*  Death    Surrender*   Death
  YR   BOY Outlay    @ 5%     Loan   Policy     Value    Proceeds    Value    Proceeds    Value     Proceeds
  --   --- ------- --------- ------ --------- ---------- --------- ---------- --------- ----------  ---------
  1    45  52,432     55,053   0        0       50,805   1,043,667    56,454  1,049,047    56,454   1,049,047
  2    46  52,432    112,859   0        0       93,967   1,084,674   111,519  1,101,077   113,418   1,102,852
  3    47  52,432    173,556   0        0      135,270   1,124,847   171,068  1,158,304   174,387   1,161,405
  4    48  52,432    237,287   0        0      173,962   1,164,115   234,453  1,221,182   238,757   1,225,243
  5    49  52,432    304,205   0        0      212,578   1,202,455   304,781  1,290,267   309,624   1,294,880
  6    50  52,432    374,468   0        0      247,076   1,239,880   377,195  1,366,209   382,574   1,371,431
  7    51  52,432    448,245   0        0      281,811   1,276,285   458,590  1,449,598   464,733   1,455,620
  8    52       0    470,657   0        0      269,008   1,266,344   495,290  1,490,386   502,395   1,497,420
  9    53       0    494,190   0        0      255,952   1,255,952   534,814  1,534,814   543,218   1,543,218
  10   54       0    518,899   0        0      245,116   1,245,116   583,261  1,583,261   593,434   1,593,434
  11   55       0    544,844   0        0      234,079   1,234,079   636,984  1,636,984   652,266   1,652,266
  12   56       0    572,087   0        0      222,353   1,222,353   695,536  1,695,536   717,203   1,717,203
  13   57       0    600,691   0        0      209,945   1,209,945   759,431  1,759,431   788,523   1,788,523
  14   58       0    630,725   0        0      196,745   1,196,745   829,110  1,829,110   866,915   1,866,915
  15   59       0    662,262   0        0      182,645   1,182,645   905,061  1,905,061   953,018   1,953,018
  16   60       0    695,375   0        0      167,538   1,167,538   987,826  1,987,826 1,047,919   2,047,919
  17   61       0    730,143   0        0      151,316   1,151,316 1,078,002  2,078,002 1,152,948   2,155,782
  18   62       0    766,650   0        0      133,875   1,133,875 1,176,251  2,176,251 1,268,766   2,309,028
  19   63       0    804,983   0        0      114,874   1,114,874 1,283,053  2,283,053 1,396,666   2,475,172
  20   64       0    845,232   0        0       94,334   1,094,334 1,399,298  2,416,307 1,537,819   2,655,506
  21   65       0    887,494   0        0       71,916   1,071,916 1,525,466  2,568,122 1,693,187   2,850,480
  22   66       0    931,868   0        0       47,526   1,047,526 1,662,284  2,730,136 1,863,818   3,061,136
  23   67       0    978,462   0        0       20,951   1,020,951 1,810,386  2,902,592 2,051,137   3,288,587
  24   68       0  1,027,385   0        0            0           0 1,970,525  3,085,843 2,256,860   3,534,243
  25   69       0  1,078,754   0        0            0           0 2,143,746  3,281,217 2,482,573   3,799,826

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

 GI CVAT DB2, Male, Non-smoker, Age 45    TAX BRACKET %: 28%(ee)/40%(er)
 INITIAL TARGET DEATH BENEFIT: $1,000,000 LOAN INTEREST RATE: 4.6% in arrears
 INITIAL SPECIFIED AMOUNT: $1,000,000     DEFINITION OF LIFE INSURANCE: CVAT
 ANNUAL PREMIUM: $52,431.77               UNDERWRITING CLASS: Guaranteed Issue
 INITIAL DEATH BENEFIT OPTION: Option 2   Enhanced Cash Value Benefit*

                                                      Guaranteed Policy Charges         Current Policy Charges
                                              ----------------------------------------- ---------------------
                                                               Hypothetical Rates of Return
                                     Partial  0.00% (-0.86% Net)   12.00% (11.14% Net)   12.00% (11.14% Net)
             Net    Premium         Surrender ------------------- --------------------- ---------------------
Policy AGE Premium  Accum.   Annual fr Insur  Surrender*  Death   Surrender*   Death    Surrender*    Death
  YR   BOY Outlay    @ 5%     Loan   Policy     Value    Proceeds   Value     Proceeds    Value      Proceeds
------ --- ------- --------- ------ --------- ---------- -------- ---------- ---------- ----------  ----------
  26   70     0    1,132,692   0        0         0         0      2,330,813  3,488,527  2,730,346   4,086,509
  27   71     0    1,189,326   0        0         0         0      2,531,842  3,707,882  3,002,298   4,396,865
  28   72     0    1,248,792   0        0         0         0      2,748,908  3,942,759  3,300,577   4,734,018
  29   73     0    1,311,232   0        0         0         0      2,982,214  4,191,502  3,627,921   5,099,043
  30   74     0    1,376,793   0        0         0         0      3,232,531  4,455,397  3,987,172   5,495,519
  31   75     0    1,445,633   0        0         0         0      3,501,091  4,736,976  4,381,059   5,927,573
  32   76     0    1,517,915   0        0         0         0      3,789,165  5,036,558  4,812,975   6,397,407
  33   77     0    1,593,810   0        0         0         0      4,098,147  5,355,868  5,286,463   6,908,879
  34   78     0    1,673,501   0        0         0         0      4,429,932  5,696,450  5,805,640   7,465,473
  35   79     0    1,757,176   0        0         0         0      4,786,432  6,059,145  6,374,706   8,069,741
  36   80     0    1,845,034   0        0         0         0      5,169,445  6,446,297  6,998,483   8,727,108
  37   81     0    1,937,286   0        0         0         0      5,580,546  6,857,933  7,682,392   9,440,891
  38   82     0    2,034,150   0        0         0         0      6,021,225  7,295,918  8,432,437  10,217,584
  39   83     0    2,135,858   0        0         0         0      6,493,319  7,762,763  9,255,248  11,064,649
  40   84     0    2,242,650   0        0         0         0      6,998,636  8,260,490 10,158,166  11,989,684
  41   85     0    2,354,783   0        0         0         0      7,540,133  8,791,795 11,148,937  12,999,660
  42   86     0    2,472,522   0        0         0         0      8,121,305  9,360,616 12,236,140  14,103,376
  43   87     0    2,596,148   0        0         0         0      8,746,879  9,968,818 13,429,869  15,306,022
  44   88     0    2,725,955   0        0         0         0      9,423,030 10,621,639 14,741,600  16,616,731
  45   89     0    2,862,253   0        0         0         0     10,157,488 11,322,551 16,185,080  18,041,508
  46   90     0    3,005,365   0        0         0         0     10,961,086 12,075,828 17,776,727  19,584,620
  47   91     0    3,155,633   0        0         0         0     11,845,048 12,882,674 19,537,689  21,249,190
  48   92     0    3,313,415   0        0         0         0     12,802,057 13,802,057 21,494,172  23,037,454
  49   93     0    3,479,085   0        0         0         0     13,834,642 14,834,642 23,682,093  24,939,612
  50   94     0    3,653,039   0        0         0         0     14,942,724 15,942,724 26,120,606  27,120,606

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

 GI GPT DB1, Male, Non-smoker, Age 45     TAX BRACKET %: 28%(ee)/40%(er)
 INITIAL TARGET DEATH BENEFIT: $1,000,000 LOAN INTEREST RATE: 4.6% in arrears
 INITIAL SPECIFIED AMOUNT: $1,000,000     DEFINITION OF LIFE INSURANCE: GPT
 ANNUAL PREMIUM: $19,845.74               UNDERWRITING CLASS: Guaranteed Issue
 INITIAL DEATH BENEFIT OPTION: Option 1   Enhanced Cash Value Benefit*

                                                    Guaranteed Policy Charges         Current Policy Charges
                                            ----------------------------------------- ----------------------
                                                             Hypothetical Rates of Return
                                   Partial   0.00% (-0.86% Net)  12.00% (11.14% Net)  12.00% (11.14% Net)
             Net   Premium        Surrender -------------------- -------------------- ----------------------
Policy AGE Premium Accum.  Annual fr Insur  Surrender*  Death    Surrender*  Death    Surrender*   Death
  YR   BOY Outlay   @ 5%    Loan   Policy     Value    Proceeds    Value    Proceeds    Value     Proceeds
------ --- ------- ------- ------ --------- ---------- --------- ---------- --------- ----------  ---------
  1    45  19,846   20,838   0        0       18,165   1,000,000    20,236  1,000,000    20,236   1,000,000
  2    46  19,846   42,718   0        0       32,157   1,000,000    38,460  1,000,000    40,295   1,000,000
  3    47  19,846   65,692   0        0       45,402   1,000,000    58,050  1,000,000    61,240   1,000,000
  4    48  19,846   89,814   0        0       57,631   1,000,000    78,764  1,000,000    82,893   1,000,000
  5    49  19,846  115,143   0        0       69,761   1,000,000   101,712  1,000,000   106,371   1,000,000
  6    50  19,846  141,738   0        0       80,400   1,000,000   125,219  1,000,000   130,408   1,000,000
  7    51  19,846  169,663   0        0       90,914   1,000,000   151,534  1,000,000   157,462   1,000,000
  8    52  19,846  198,985   0        0      100,672   1,000,000   179,902  1,000,000   186,741   1,000,000
  9    53  19,846  229,772   0        0      109,597   1,000,000   210,460  1,000,000   218,492   1,000,000
  10   54  19,846  262,098   0        0      118,915   1,000,000   245,933  1,000,000   255,542   1,000,000
  11   55  19,846  296,041   0        0      129,515   1,000,000   287,271  1,000,000   300,624   1,000,000
  12   56  19,846  331,681   0        0      139,342   1,000,000   332,759  1,000,000   350,654   1,000,000
  13   57  19,846  369,103   0        0      148,417   1,000,000   382,957  1,000,000   405,986   1,000,000
  14   58  19,846  408,397   0        0      156,655   1,000,000   438,432  1,000,000   467,299   1,000,000
  15   59  19,846  449,655   0        0      163,978   1,000,000   499,853  1,000,000   535,294   1,000,000
  16   60  19,846  492,975   0        0      170,302   1,000,000   568,011  1,000,000   610,959   1,000,000
  17   61  19,846  538,462   0        0      175,547   1,000,000   643,841  1,000,000   695,394   1,000,000
  18   62  19,846  586,223   0        0      179,627   1,000,000   728,453  1,000,000   789,546   1,000,000
  19   63  19,846  636,372   0        0      182,260   1,000,000   823,085  1,020,625   894,248   1,108,868
  20   64  19,846  689,029   0        0      183,450   1,000,000   927,913  1,132,054 1,010,148   1,232,381
  21   65  19,846  744,318   0        0      182,901   1,000,000 1,043,358  1,252,029 1,138,390   1,366,068
  22   66  19,846  802,372   0        0      180,501   1,000,000 1,170,286  1,392,641 1,280,114   1,523,335
  23   67  19,846  863,329   0        0      176,023   1,000,000 1,309,809  1,545,575 1,436,716   1,695,325
  24   68  19,846  927,333   0        0      169,221   1,000,000 1,463,151  1,711,886 1,609,777   1,883,439
  25   69  19,846  994,538   0        0      159,922   1,000,000 1,631,698  1,892,770 1,800,980   2,089,137

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

GI GPT DB1, Male, Non-smoker, Age 45     TAX BRACKET %: 28%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000 LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000     DEFINITION OF LIFE INSURANCE: GPT
ANNUAL PREMIUM: $19,845.74               UNDERWRITING CLASS: Guaranteed Issue
INITIAL DEATH BENEFIT OPTION: Option 1   Enhanced Cash Value Benefit*

                                                      Guaranteed Policy Charges          Current Policy Charges
                                              ------------------------------------------ ---------------------
                                                                Hypothetical Rates of Return
                                     Partial   0.00% (-0.86% Net)   12.00% (11.14% Net)   12.00% (11.14% Net)
             Net    Premium         Surrender -------------------- --------------------- ---------------------
Policy AGE Premium  Accum.   Annual fr Insur  Surrender*  Death    Surrender*   Death    Surrender*    Death
  YR   BOY Outlay    @ 5%     Loan   Policy     Value    Proceeds    Value     Proceeds    Value      Proceeds
------ --- ------- --------- ------ --------- ---------- --------- ---------- ---------- ----------  ----------
  26   70  19,846  1,065,103   0        0      147,621   1,000,000  1,816,897  2,089,432  2,012,260   2,314,099
  27   71  19,846  1,139,196   0        0      131,242   1,000,000  2,020,979  2,283,706  2,246,101   2,538,094
  28   72  19,846  1,216,994   0        0      111,057   1,000,000  2,246,446  2,493,555  2,505,020   2,780,572
  29   73  19,846  1,298,681   0        0       85,710   1,000,000  2,495,748  2,720,366  2,791,939   3,043,214
  30   74  19,846  1,384,453   0        0       54,087   1,000,000  2,771,944  2,965,980  3,110,139   3,327,849
  31   75  19,846  1,474,514   0        0       15,207   1,000,000  3,078,764  3,232,702  3,463,317   3,636,482
  32   76  19,846  1,569,078   0        0            0           0  3,416,084  3,586,888  3,853,758   4,046,446
  33   77  19,846  1,668,370   0        0            0           0  3,786,711  3,976,047  4,285,292   4,499,557
  34   78  19,846  1,772,626   0        0            0           0  4,193,728  4,403,414  4,762,151   5,000,258
  35   79  19,846  1,882,095   0        0            0           0  4,640,418  4,872,439  5,288,927   5,553,373
  36   80  19,846  1,997,038   0        0            0           0  5,130,258  5,386,770  5,870,683   6,164,217
  37   81  19,846  2,117,728   0        0            0           0  5,666,827  5,950,168  6,512,970   6,838,618
  38   82  19,846  2,244,452   0        0            0           0  6,253,823  6,566,514  7,221,872   7,582,965
  39   83  19,846  2,377,513   0        0            0           0  6,895,139  7,239,895  8,004,047   8,404,249
  40   84  19,846  2,517,226   0        0            0           0  7,594,729  7,974,465  8,866,787   9,310,126
  41   85  19,846  2,663,925   0        0            0           0  8,356,897  8,774,741  9,817,944  10,308,841
  42   86  19,846  2,817,960   0        0            0           0  9,186,162  9,645,470 10,866,064  11,409,367
  43   87  19,846  2,979,695   0        0            0           0 10,087,275 10,591,638 12,020,503  12,621,528
  44   88  19,846  3,149,518   0        0            0           0 11,065,354 11,618,621 13,291,441  13,956,012
  45   89  19,846  3,327,832   0        0            0           0 12,125,531 12,731,807 14,690,028  15,424,528
  46   90  19,846  3,515,061   0        0            0           0 13,273,078 13,936,731 16,228,300  17,039,714
  47   91  19,846  3,711,652   0        0            0           0 14,551,351 15,133,404 17,936,335  18,653,788
  48   92  19,846  3,918,073   0        0            0           0 15,982,679 16,462,159 19,836,321  20,431,410
  49   93  19,846  4,134,814   0        0            0           0 17,594,453 17,946,342 21,954,221  22,393,305
  50   94  19,846  4,362,393   0        0            0           0 19,420,824 19,615,032 24,320,232  24,563,434

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

GI GPT DB2, Male, Non-smoker, Age 45     TAX BRACKET %: 28%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000 LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000     DEFINITION OF LIFE INSURANCE: GPT
ANNUAL PREMIUM: $49,127.76               UNDERWRITING CLASS: Guaranteed Issue
INITIAL DEATH BENEFIT OPTION: Option 2   Enhanced Cash Value Benefit*

                                                      Guaranteed Policy Charges         Current Policy Charges
                                              ----------------------------------------- ----------------------
                                                               Hypothetical Rates of Return
                                     Partial   0.00% (-0.86% Net)   12.00%(11.14% Net)  12.00% (11.14% Net)
             Net    Premium         Surrender -------------------- -------------------- ----------------------
Policy AGE Premium  Accum.   Annual fr Insur  Surrender*  Death    Surrender*  Death    Surrender*   Death
  YR   BOY Outlay    @ 5%     Loan   Policy     Value    Proceeds    Value    Proceeds    Value     Proceeds
------ --- ------- --------- ------ --------- ---------- --------- ---------- --------- ----------  ---------
  1    45  49,128     51,584   0        0       47,493   1,040,810    52,779  1,045,844    52,779   1,045,844
  2... 46  49,128    105,748   0        0       87,685   1,079,001   104,093  1,094,336   105,992   1,096,111
  3... 47  49,128    162,619   0        0      126,125   1,116,400   159,566  1,147,653   162,885   1,150,755
  4... 48  49,128    222,334   0        0      162,109   1,152,933   218,586  1,206,213   222,890   1,210,274
  5... 49  49,128    285,035   0        0      198,007   1,188,578   284,053  1,270,527   288,897   1,275,140
  6... 50  49,128    350,871   0        0      230,049   1,223,348   351,434  1,341,198   356,813   1,346,420
  7... 51  49,128    419,998   0        0      262,279   1,257,136   427,139  1,418,764   433,282   1,424,787
  8... 52  49,128    492,583   0        0      292,856   1,289,957   508,987  1,503,948   516,092   1,510,982
  9... 53  49,128    568,796   0        0      321,705   1,321,705   597,421  1,597,421   605,826   1,605,826
  10.. 54  49,128    648,820   0        0      352,396   1,352,396   700,052  1,700,052   710,225   1,710,225
  11.. 55  49,128    732,845   0        0      386,870   1,386,870   818,792  1,818,792   834,347   1,834,347
  12.. 56  49,128    821,071   0        0      420,060   1,420,060   949,279  1,949,279   971,629   1,971,629
  13.. 57  49,128    913,709   0        0      451,982   1,451,982 1,092,763  2,092,763 1,123,112   2,123,112
  14.. 58  49,128  1,010,978   0        0      482,534   1,482,534 1,250,500  2,250,500 1,290,332   2,290,332
  15.. 59  49,128  1,113,111   0        0      511,615   1,511,615 1,423,880  2,423,880 1,474,862   2,474,862
  16.. 60  49,128  1,220,351   0        0      539,124   1,539,124 1,614,440  2,614,440 1,678,826   2,678,826
  17.. 61  49,128  1,332,952   0        0      564,963   1,564,963 1,823,883  2,823,883 1,904,705   2,904,705
  18.. 62  49,128  1,451,184   0        0      589,034   1,589,034 2,054,089  3,054,089 2,154,488   3,154,488
  19.. 63  49,128  1,575,327   0        0      611,003   1,611,003 2,306,889  3,306,889 2,431,010   3,431,010
  20.. 64  49,128  1,705,678   0        0      630,898   1,630,898 2,584,687  3,584,687 2,737,163   3,737,163
  21.. 65  49,128  1,842,546   0        0      648,387   1,648,387 2,889,761  3,889,761 3,075,768   4,075,768
  22.. 66  49,128  1,986,257   0        0      663,383   1,663,383 3,224,887  4,224,887 3,449,949   4,449,949
  23.. 67  49,128  2,137,154   0        0      675,681   1,675,681 3,593,010  4,593,010 3,863,427   4,863,427
  24.. 68  49,128  2,295,596   0        0      685,077   1,685,077 3,997,387  4,997,387 4,320,446   5,320,446
  25.. 69  49,128  2,461,960   0        0      691,489   1,691,489 4,441,748  5,441,748 4,825,459   5,825,459

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

GI GPT DB2, Male, Non-smoker, Age 45     TAX BRACKET %: 28%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000 LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000     DEFINITION OF LIFE INSURANCE: GPT
ANNUAL PREMIUM: $49,127.76               UNDERWRITING CLASS: Guaranteed Issue
INITIAL DEATH BENEFIT OPTION: Option 2   Enhanced Cash Value Benefit*

                                                       Guaranteed Policy Charges          Current Policy Charges
                                               ------------------------------------------ ---------------------
                                                                 Hypothetical Rates of Return
                                      Partial   0.00% (-0.86% Net)   12.00% (11.14% Net)   12.00% (11.14% Net)
             Net    Premium          Surrender -------------------- --------------------- ---------------------
Policy AGE Premium  Accum.    Annual fr Insur  Surrender*  Death    Surrender*   Death    Surrender*    Death
  YR   BOY Outlay    @ 5%      Loan   Policy     Value    Proceeds    Value     Proceeds    Value      Proceeds
------ --- ------- ---------- ------ --------- ---------- --------- ---------- ---------- ----------  ----------
  26   70  49,128   2,636,642   0        0      694,480   1,694,480  4,929,842  5,929,842  5,383,653   6,383,653
  27   71  49,128   2,820,058   0        0      693,022   1,693,022  5,465,180  6,465,180  6,000,648   7,000,648
  28   72  49,128   3,012,645   0        0      687,769   1,687,769  6,053,423  7,053,423  6,682,544   7,682,544
  29   73  49,128   3,214,861   0        0      677,578   1,677,578  6,698,932  7,698,932  7,436,356   8,436,356
  30   74  49,128   3,427,188   0        0      661,798   1,661,798  7,407,040  8,407,040  8,269,728   9,269,728
  31   75  49,128   3,650,131   0        0      640,146   1,640,146  8,184,027  9,184,027  9,190,879  10,190,879
  32   76  49,128   3,884,222   0        0      612,221   1,612,221  9,036,716 10,036,716 10,209,166  11,209,166
  33   77  49,128   4,130,017   0        0      577,627   1,577,627  9,972,654 10,972,654 11,334,835  12,334,835
  34   78  49,128   4,388,102   0        0      536,215   1,536,215 11,000,446 12,000,446 12,579,362  13,579,362
  35   79  49,128   4,659,091   0        0      487,595   1,487,595 12,129,359 13,129,359 13,955,212  14,955,212
  36   80  49,128   4,943,629   0        0      431,147   1,431,147 13,369,391 14,369,391 15,476,324  16,476,324
  37   81  49,128   5,242,395   0        0      365,781   1,365,781 14,731,099 15,731,099 17,158,141  18,158,141
  38   82  49,128   5,556,098   0        0      290,183   1,290,183 16,225,907 17,225,907 19,017,777  20,017,777
  39   83  49,128   5,885,487   0        0      203,176   1,203,176 17,866,583 18,866,583 21,073,620  22,127,300
  40   84  49,128   6,231,345   0        0      103,358   1,103,358 19,666,999 20,666,999 23,341,917  24,509,012
  41   85  49,128   6,594,496   0        0            0           0 21,638,108 22,720,012 25,842,674  27,134,806
  42   86  49,128   6,975,805   0        0            0           0 23,783,040 24,972,191 28,598,353  30,028,269
  43   87  49,128   7,376,179   0        0            0           0 26,113,789 27,419,477 31,633,556  33,215,232
  44   88  49,128   7,796,571   0        0            0           0 28,643,594 30,075,772 34,975,043  36,723,793
  45   89  49,128   8,237,984   0        0            0           0 31,385,724 32,955,009 38,652,129  40,584,734
  46   90  49,128   8,701,466   0        0            0           0 34,353,816 36,071,505 42,696,458  44,831,279
  47   91  49,128   9,188,123   0        0            0           0 37,660,064 39,166,465 47,187,138  49,074,622
  48   92  49,128   9,699,113   0        0            0           0 41,362,234 42,603,100 52,182,506  53,747,980
  49   93  49,128  10,235,652   0        0            0           0 45,486,469 46,486,469 57,750,827  58,905,843
  50   94  49,128  10,799,018   0        0            0           0 50,015,182 51,015,182 63,923,831  64,923,831

----------
*The Surrender Value in policy years 1 through 8 reflects any applicable
 Enhanced Cash Surrender Value.
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.
The current charges (monthly mortality & expense, cost of insurance, issue charge, maintenance charge, and any applicable rider charges) are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                                                           ---------------------
MONY Life Insurance Company of America                           PreSorted
Administrative Offices                                      Bound Printed Matter
1740 Broadway, New York, NY 10019                               U.S. Postage
                                                                    PAID
                                                                    MONY
                                                           ---------------------






MONY
                                              Form No. 14352 SL (Supp 6/3/02)
                                              Form No. 14470 SL (Supp 6/3/02)
--------------------------------------------------------------------------------
MONY Life Insurance Company of America                 Members of the MONY Group
and MONY Securities Corporation